    As filed with the Securities and Exchange Commission on April 27, 2004.

                                                 File Nos. 333-40820; 811-04885

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-6
    Registration Statement Under The Securities Act of 1933            [X]



                        Pre-Effective Amendment No.                 [_]
                        Post-Effective Amendment No. 7              [X]


                                    and/or

     Registration Statement Under The Investment Company Act of 1940  [X]


                                  Amendment No. 21  [X]

                       (check appropriate box or boxes)

                     GE Life & Annuity Separate Account II
                          (Exact Name of Registrant)

                     GE Life and Annuity Assurance Company
                           (Exact Name of Depositor)

               6610 West Broad Street, Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                            Heather C. Harker, Esq.
       Vice President, Associate General Counsel and Assistant Secretary
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and complete address of Agent for Service)

          -----------------------------------------------------------
                 Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)

[X]  on April 30, 2004 pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

The following amends information in the Appendix regarding Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.

                                                                                    Total
                                                                                  Underlying
                                         Management 12b-1 Administrative  Other   Portfolio
                                            Fees    Fees     Expense     Expenses  Expenses
--------------------------------------------------------------------------------------------

GE Investments Funds, Inc.
--------------------------------------------------------------------------------------------
  Total Return Fund                         0.48%    N/A       N/A         0.09%     0.57%
  Value Equity Fund                         0.65     N/A       N/A         0.15      0.80

Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares     0.59    0.25       N/A         0.06      0.90

                                Prospectus For

                   Flexible Premium Variable Universal Life


                              Insurance Policies


                                  Policy Form
                                  P1250 9/97

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account II
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------

This prospectus contains information about the Policy that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

This prospectus describes a flexible premium variable universal life insurance policy (the "Policy") offered by GE Life and Annuity Assurance Company ("we," "us," "our," or the "Company"). The purpose of this Policy is to provide life insurance protection for the Beneficiary(ies) named on the Policy. We offer the Policy on a single life where we will pay a Death Benefit upon the death of the Insured.

Your Account Value accumulates on a variable basis. We will invest your assets in the available Subaccounts of GE Life & Annuity Separate Account II (the "Separate Account") that you select. Each Subaccount invests in shares of a Portfolio. You bear the investment risk of investing in the Subaccounts.

Your Policy provides for a Surrender Value. The amount of your Surrender Value will depend upon the investment performance of the Subaccounts you select. Investors assume certain risks when investing in the Policy, including the risk of losing money. No claim is made that the Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.


We guarantee the Death Benefit for as long as the Policy is in force. The Surrender Value is not guaranteed. The Policy will lapse if the Surrender Value is insufficient to cover Policy charges. We guarantee to keep the Policy in force as long as minimum premium requirements are met.


You may cancel your Policy during the free-look period. Please note that replacing your existing insurance coverage with this Policy might not be to your advantage.

Neither the U.S. Government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.


The date of this prospectus is April 30, 2004.

Table of Contents




                Summary of Benefits and Risks...............................  5
                   Benefits of Your Policy..................................  5
                   Risks of Your Policy.....................................  7

                Fee Tables.................................................. 10
                   Transaction Fees......................................... 10
                   Periodic Charges Other Than Portfolio Operating Expenses. 11
                   Periodic Changes for Optional Riders..................... 12
                   Total Annual Portfolio Operating Expenses................ 14

                The Company................................................. 15

                The Separate Account........................................ 16
                   Changes to the Separate Account.......................... 16

                The Portfolios.............................................. 18
                   The Subaccounts.......................................... 18
                   Voting Rights............................................ 24

                Charges and Deductions...................................... 26
                   Premium Charge........................................... 26
                   Monthly Deduction........................................ 26
                   Cost of Insurance........................................ 26
                   Monthly Policy Charge.................................... 28
                   Increase in Specified Amount Charge...................... 28
                   Mortality and Expense Risk Charge........................ 28
                   Surrender Charge......................................... 28
                   Partial Surrender Processing Fee......................... 30
                   Other Charges............................................ 30
                   Reduction of Charges for Group Sales..................... 30

                The Policy.................................................. 31
                   Applying for a Policy.................................... 31
                   Owner.................................................... 32
                   Beneficiary.............................................. 32
                   Changing the Owner or Beneficiary........................ 32
                   Canceling a Policy....................................... 33

                Premiums.................................................... 34
                   General.................................................. 34
                   Tax-Free Exchanges (1035 Exchanges)...................... 34
                   Certain Internal Exchanges............................... 35
                   Periodic Premium Plan.................................... 35
                   Allocating Premiums...................................... 35

                          How Your Account Value Varies..................... 37
                             Account Value.................................. 37
                             Surrender Value................................ 37
                             Subaccount Values.............................. 37

                          Transfers......................................... 38
                             General........................................ 38
                             Transfers Among the Subaccounts................ 38
                             Telephone Transactions......................... 39
                             Confirmation of Transactions................... 40
                             Special Note on Reliability.................... 40
                             Transfers by Third Parties..................... 40
                             Dollar Cost Averaging.......................... 40
                             Portfolio Rebalancing.......................... 41

                          Death Benefits.................................... 42
                             Amount of Death Benefit Payable................ 42
                             Death Benefit Options.......................... 42
                             Changing the Death Benefit Option.............. 43
                             Changing the Specified Amount.................. 43

                          Surrenders and Partial Surrenders................. 45
                             Surrenders..................................... 45
                             Partial Surrenders............................. 45
                             Effect of Partial Surrenders................... 45

                          Loans............................................. 46
                             General........................................ 46
                             Repayment of Policy Debt....................... 47
                             Effect of Policy Loans......................... 47

                          Termination....................................... 49
                             Premium to Prevent Termination................. 49
                             Grace Period................................... 49
                             Reinstatement.................................. 49
                             Exchange Privilege............................. 49

                          Requesting Payments............................... 50

                          Tax Considerations................................ 52
                             Introduction................................... 52
                             Tax Status of the Policy....................... 52
                             Tax Treatment of Policies -- General........... 53
                             Special Rules for Modified Endowment Contracts. 54
                             Business Uses of a Policy...................... 55
                             Tax Shelter Regulations........................ 56
                             Alternative Minimum Tax........................ 56
                             Income Tax Withholding......................... 56
                             Tax Status of the Company...................... 56
                             Other Tax Considerations....................... 56

                                          Other Policy Information..........  58
                                             Optional Payment Plans.........  58
                                             Dividends......................  58
                                             Incontestability...............  58
                                             Suicide Exclusion..............  58
                                             Misstatement of Age or Gender..  59
                                             Written Notice.................  59
                                             Trust..........................  59
                                             Other Changes..................  59
                                             Reports........................  59
                                             Supplemental Benefits..........  60
                                             Using the Policy as Collateral.  61
                                             Reinsurance....................  62
                                             Legal Proceedings..............  62

                                          Financial Statements..............  63

                                          Definitions.......................  64

                                          Appendix.......................... A-1

Summary of Benefits and Risks

BENEFITS OF YOUR POLICY



DEFINED TERMS         See the "Definitions" provision in the back of this
                      prospectus for defined terms.

DEATH BENEFIT         The primary benefit of your Policy is life insurance
                      coverage. Your initial premium purchases a Specified
                      Amount of life insurance coverage. While the Policy is in force, we will pay a Death Benefit to your Beneficiary(ies) when the Insured dies. See the "Death
                      Benefits" provision of this prospectus.

CHOICE OF DEATH       You can choose from among two Death Benefit options:
BENEFIT OPTIONS
                         . Option A - the Death Benefit is the Specified Amount
                           plus the Account Value.

                         . Option B - the Death Benefit is the Specified Amount.


                      See the "Death Benefit" provision of this prospectus and the Statement of Additional Information for more information on how the Death Benefit Proceeds are determined.


COVERAGE              Within certain limits, you can:
FLEXIBILITY
                         . change the Death Benefit option;

                         . increase or decrease the Specified Amount;

                         . change your Beneficiary(ies); and

                         . change the Owner of the Policy.


                      See the "Death Benefits -- Changing The Specified Amount" and "The Policy -- Changing the Owner or Beneficiary" provisions of this prospectus.



CHOICE OF DEATH       Your Beneficiary(ies) may choose to take Death Benefit
BENEFIT PAYMENT       Proceeds as a lump sum or select from a variety of
OPTIONS               payment options which pay the Death Benefit Proceeds over
                      time.



NO LAPSE FEATURE      During the Continuation Period, the Policy will remain in
                      force regardless of the sufficiency of Surrender Value so long as Net Total Premium is at least equal to the Continuation Amount. See the "Termination -- Premium to
                      Prevent Termination" provision of this prospectus.

CASH BENEFITS         You can access the cash value of your Policy by taking a
                      Policy loan, taking a partial surrender or a full surrender with certain limitations as described below:


  LOANS You may take a Policy loan for up to 90% of the difference between your Account Value and any surrender charges, minus any Policy Debt. Taking a Policy loan may have adverse tax consequences if a policy lapses. See the "Loans" and "Tax Considerations" provisions of this prospectus.

  PARTIAL             You may take partial surrenders from your Policy. The
  SURRENDERS          minimum partial surrender amount is $500. If you select
                      Death Benefit Option B, you may only take a partial surrender after the first Policy Year. See the "Surrenders and Partial Surrenders" provision of this prospectus.

  FULL                You can surrender your Policy at any time for its
  SURRENDER           Surrender Value (Account Value minus Policy Debt minus
                      any applicable surrender charge). You can choose to take the Surrender Value in a lump sum or over time by electing one of several payment options. See the "Surrenders and Partial Surrenders" provision of this prospectus.

  PREMIUM             You select a premium payment plan. You are not required
  FLEXIBILITY         to pay premiums according to the plan, but may vary
                      frequency and amount, within limits, and can skip planned premiums.

                      You may make unscheduled premium payments, provided such premium payments do not exceed the Code's limitations for life insurance. See the "Premiums" provision of this prospectus.


SUBACCOUNTS           You can allocate your Net Premium among up to 10 of the
                      Subaccounts available in the Separate Account at any given time. Each Subaccount invests in shares of a designated Portfolio. Not all Portfolios may be available to all Policies, or available in all states or in all markets. See the "Separate Account" and the "Portfolios" provisions of this prospectus.



TRANSFERS             You may transfer assets among the Subaccounts within
                      certain limits. We also offer two automated transfer programs, Dollar Cost Averaging and Portfolio
                      Rebalancing. See the "Transfers" provision of this prospectus.


TAX BENEFITS          You are generally not taxed on the Policy's earnings
                      until you withdraw Account Value from your Policy. This is known as tax deferral. Your Beneficiary(ies) generally receives Death Benefit Proceeds tax-free. See the "Tax
                      Considerations" provision of this prospectus.


ASSIGNABILITY         You may assign the Policy as collateral for a loan or
                      other obligation. See the "Other Policy
                      Information -- Using the Policy as Collateral" provision of this prospectus.

RIGHT TO RETURN       You have a limited period of time after the Policy is
THE POLICY            issued during which you can cancel the Policy and receive
                      a refund. See the "Policy -- Canceling A Policy" provision of this prospectus.



ADDITIONAL            There are a number of additional benefits that you can
BENEFITS              add to your Policy by way of optional riders. See the
                      "Fee Tables" and "Other Policy
                      Information -- Supplemental Benefits" provisions of this prospectus.


RISKS OF YOUR POLICY

SUITABILITY           Variable life insurance is designed for long-term
                      financial planning. It is not suitable as an investment vehicle for short-term savings. You should not purchase a Policy if you will need the premium payment in a short period of time. If you do not plan on holding this Policy for at least 15 years, you will pay a surrender charge if you surrender your Policy. See the "Fee Table" provision of this prospectus.


INVESTMENT RISK       Your Account Value is subject to the risk that investment
                      performance will be unfavorable and that your Account
                      Value will decrease. If investment results are sufficiently unfavorable and/or you stop making premium payments at or above the minimum requirements, the Surrender Value of your Policy may fall to $0, because we continue to deduct charges from your Account Value. In that case, the Policy will terminate without value and insurance coverage will cease, unless you make an additional payment sufficient to prevent a termination during the 61 day grace period. However, your Policy will not lapse during the Continuation Period, even if your Surrender Value is insufficient to cover the monthly deductions, so long as the Net Total Premium is at least equal to the Continuation Amount. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon your Account Value, through partial surrenders and Policy loans. See the "Loans" and the "Termination" provisions of this prospectus.



ADDITIONAL RISKS      The types of investments that a Portfolio makes will also
                      create risk. A comprehensive discussion of the risks of the Portfolio underlying each Subaccount may be found in that Portfolio's prospectus. You should read each Portfolio's prospectus carefully before investing.



RISK OF               If the Surrender Value of your Policy is insufficient to
TERMINATION           pay the Monthly Deduction when due (and, during the
                      Continuation Period, the Net Total Premium is less than the Continuation Amount), a grace period will begin.
                      There is a risk that if partial surrenders, loans, and monthly deductions reduce your Surrender Value to an amount insufficient to cover Policy charges and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could lapse. In that case, you will have a

                      61 day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value, insurance coverage will cease, and you will receive no benefits. After termination, you may reinstate your Policy within three years subject to certain conditions. See the "Termination" provision of this prospectus.

TAX RISKS             In order to qualify as a life insurance contract for
                      Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Code. Guidance as to how these requirements are to be applied is limited.
                      Nevertheless, we believe that a Policy on the life of a single Insured should satisfy the applicable requirements.


                      In the case of a Policy that is considered a "modified endowment contract," special rules apply and a 10% IRS penalty tax may be imposed on distributions, including loans.


                      Existing tax laws that benefit this Policy may change at any time. You should consult a qualified tax adviser in all tax matters involving your Policy. See the "Tax Considerations" provision of this prospectus.

LIMITS ON PARTIAL     The Policy permits you to take partial surrenders.
SURRENDERS            However, if you select Death Benefit Option B, you may
                      only take partial surrenders after the first Policy year.

                      The minimum partial surrender amount is $500. We assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered.


                      Partial surrenders will reduce your Account Value and Death Benefit Proceeds. Federal income taxes and a penalty tax may apply to each partial surrender. See the "Surrenders and Partial Surrenders" provision of this prospectus.


EFFECTS OF            A Policy loan, whether or not repaid, will impact your
POLICY LOANS          Account Value over time because we subtract the amount of
                      the loan from the Subaccounts as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Subaccounts, the effect could be favorable or unfavorable.

                      Because we subtract the amount of the loan from the Subaccounts, a Policy loan reduces the amount available for transfers among the Subaccounts.

                      A Policy loan also reduces the Death Benefit payable. A Policy loan could make it more likely that a Policy would terminate. There is a risk that the Policy will lapse resulting in adverse tax consequences if the loan reduces your Surrender Value to an amount insufficient to cover Policy charges and investment experience is unfavorable. In such circumstances you must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage. See the "Loans" provision of this prospectus.


LIMITS ON             You may transfer all or a portion of your assets among
TRANSFERS             the Subaccounts on any Valuation Day subject to certain
                      restrictions.



                      You may submit the first 12 Subaccount transfers made in a calendar year by U.S. Mail, voice response, telephone or facsimile. Once such 12 Subaccount transfers have been executed, a letter will be sent to you notifying you that you may submit additional transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted. The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program. See the "Transfers" provision of this prospectus.


                      We do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100.

COMPARISON WITH       The Policy is similar in many ways to universal life
OTHER INSURANCE       insurance. As with universal life insurance:
POLICIES
                         . the Owner pays premiums for insurance coverage on
                           the Insured(s);

                         . the Policy provides for the accumulation of
                           Surrender Value that is payable if the Owner surrenders the Policy during the lifetime of the Insured under a single life Policy and the last Insured under a joint and last survivor Policy; and

                         . the Surrender Value may be substantially lower than
                           the premiums paid.

                      However, the Policy differs from universal life insurance in that it permits you to place your premium in the Subaccounts. The amount and duration of life insurance protection and the value of the Policy will vary with the investment performance of the Subaccounts you select. You bear the investment risk with respect to the amounts allocated to the Subaccounts.

Fee Tables


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.


TRANSACTION           The first table describes the fees and expenses that you
FEES                  will pay at the time that you buy the Policy, surrender
                      the Policy, or transfer assets between Subaccounts.



                                          When Charge is         Current Amount      Maximum Amount
Charge                                       Deducted               Deducted            Deducted
------------------------------------------------------------------------------------------------------
Premium Charge                      Each time you make a       3% of each          5% of each
                                    premium payment            premium             premium
------------------------------------------------------------------------------------------------------

Surrender Charge/1/                 When you surrender the
                                    Policy during the first 15
                                    Policy years

                                    When you decrease the
                                    Specified Amount at a
                                    time when a charge
                                    would apply upon
                                    surrender

 Minimum Charge                                                $1.09 Per $1,000    $1.09 Per $1,000
                                                               of Specified        of Specified
                                                               Amount              Amount

 Maximum Charge                                                $50.63 Per          $50.63 Per
                                                               $1,000 of           $1,000 of
                                                               Specified Amount    Specified Amount

 Charge for a 45 year old male in                              $9.01 per $1,000    $9.01 per $1,000
 the Preferred No Nicotine Risk                                of Specified        of Specified
 Class                                                         Amount              Amount
------------------------------------------------------------------------------------------------------

Increase In Specified Amount Charge When you increase your     $1.50 per $1,000    $300.00
                                    Specified Amount           of increased
                                                               Specified Amount
------------------------------------------------------------------------------------------------------
Net Loan Charge/2/                  When a loan is taken       0.70% net cost on   2.0% net cost on
                                    and monthly thereafter     non-preferred loans non-preferred loans
                                    until loan is repaid in    in all years        in all years
                                    full

                                                               0% net cost on      0% net cost on
                                                               preferred loans     preferred loans
                                                               Policy years 11     Policy years 11
                                                               and thereafter      and thereafter
------------------------------------------------------------------------------------------------------
Partial Surrender Processing Fee    When you surrender a       The lesser of       The lesser of
                                    portion of the Policy's    $25.00 or 2% of     $25.00 or 2% of
                                    Account Value              the amount          the amount
                                                               withdrawn           withdrawn
------------------------------------------------------------------------------------------------------
Illustration Preparation Fee        When you request a         $0.00               $25.00 per
                                    personalized illustration                      illustration
                                                                                   prepared
------------------------------------------------------------------------------------------------------

                                  When Charge is  Current Amount Maximum Amount
                     Charge          Deducted        Deducted       Deducted
                     -----------------------------------------------------------
                     -----------------------------------------------------------
                     Transfer Fee When you make a     $0.00      $10.00 for each
                                  transfer                       transfer
                     -----------------------------------------------------------

                    /1/ The rates vary by the Insured's gender and issue Age
                        and by the year of coverage. The rate remains level for the first five Policy years, then decreases to zero over the next ten or at age 95, if earlier. The rates shown may not be representative of the charge that a particular Owner may pay. If you would like information on the surrender charge rates for your particular situation, please call us at (800) 352-9910 or your financial representative.
                    /2/ The net cost of the loan is determined as follows:

                                         Non-Preferred Loans
                                          All Policy Years       Preferred Loans
                                     (And Preferred loans during  Policy Years
                                         Policy years 1-10)        11 and Over
                                     -------------------------------------------
   Current Interest Rate Charged                6.0%                  4.0%
   Current Interest Rate Credited               5.30%                 4.0%
   -----------------------------------------------------------------------------
   Current Net Cost                             0.70%                 0.0%
   -----------------------------------------------------------------------------

   Maximum Interest Rate Charged                6.0%                  4.0%
   Guaranteed Interest Rate Credited            4.0%                  4.0%
   -----------------------------------------------------------------------------
   Guaranteed Net Cost                          2.0%                  0.0%
   -----------------------------------------------------------------------------

PERIODIC CHARGES      The next table describes the fees and expenses that you
OTHER THAN            will pay periodically during the time that you own the
PORTFOLIO             Policy, not including Portfolio fees and expenses.
OPERATING
EXPENSES

                                     When Charge is          Current Amount        Maximum Amount
Charge                                  Deducted                Deducted              Deducted
-----------------------------------------------------------------------------------------------------
Cost of Insurance/1/            On the Policy Date and
                                monthly thereafter on the
                                Monthly Anniversary Date
                                until the Insured reaches
                                Attained Age 100
  Minimum Charge                                          $0.02 per $1,000      $0.06 per $1,000
                                                          of net amount at risk of net amount at risk
  Maximum Charge                                          $79.13 per $1,000     $83.33 per $1,000
                                                          of net amount at risk of net amount at risk
 Charge during 1st Policy year           Monthly          $0.20 per $1,000      $0.28 per $1,000
 for a 45 year old male in the                            of net amount at risk of net amount at risk
 Preferred No Nicotine Risk
 Class
-----------------------------------------------------------------------------------------------------

                                     When Charge is          Current Amount        Maximum Amount
Charge                                  Deducted                Deducted              Deducted
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Monthly Policy Charge           On the Policy Date and    $12.00 per month      $12.00 per month
                                monthly thereafter on the for first Policy year for first Policy year
                                Monthly Anniversary Date

                                                          $6.00 per month       $12.00 per month
                                                          after first Policy    after first Policy
                                                          year                  year
-----------------------------------------------------------------------------------------------------
Mortality and Expense Risk Fees Daily from your assets in Annual rate of        Annual rate of
                                the Subaccounts           0.70% of the value    0.70% of the value
                                                          of the unloaned       of the unloaned
                                                          assets in the         assets in the
                                                          Subaccounts           Subaccounts
-----------------------------------------------------------------------------------------------------


                    /1/ The rates vary by the Insured's gender, issue Age, risk class, and by the year of coverage. Rates may be increased for Policies issued to an increased risk class. The rates shown may not be representative of the charge that a particular Owner may pay. We will not impose this charge once the Insured reaches Attained Age 100. If you would like information on the cost of insurance charge rates for your particular situation, please call us at (800) 352-9910 or your financial representative.



PERIODIC CHARGES      The next table describes the charges that you will pay
FOR OPTIONAL          periodically for optional riders that are available under
RIDERS                the Policy.



                                          When Charge is       Current Amount      Maximum Amount
                                             Deducted             Deducted            Deducted
----------------------------------------------------------------------------------------------------
Accelerated Benefit Rider Charge                             $0.00               $0.00
----------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider        Monthly until Attained Per $1,000 of rider Per $1,000 of rider
 Charge/1/                            Age 70 when rider      coverage            coverage
                                      expires
  Minimum Charge                                             $0.08 per $1,000    $0.08 per $1,000
                                                             of rider coverage   of rider coverage

  Maximum Charge                                             $0.19 per $1,000    $0.19 per $1,000
                                                             of rider coverage   of rider coverage

 Charge during 1st Policy year for a                         $0.08 per $1,000    $0.08 per $1,000
 45 year old in the Standard Risk                            of rider coverage   of rider coverage
 Class
----------------------------------------------------------------------------------------------------

                                           When Charge is         Current Amount      Maximum Amount
                                              Deducted               Deducted            Deducted
-------------------------------------------------------------------------------------------------------
Additional Insured Rider Charge/2/    On the Policy Date and
                                      monthly thereafter on the
                                      Monthly Anniversary Date
                                      until the Insured reaches
                                      Attained Age 100
  Minimum Charge                                                $0.06 per $1,000    $0.06 per $1,000
                                                                of rider coverage   of rider coverage
  Maximum Charge                                                $72.05 per          $83.33 per
                                                                $1,000 of rider     $1,000 of rider
                                                                coverage            coverage
 Charge during 1st Policy year for a           Monthly          $0.19 per $1,000    $0.28 per $1,000
 45 year old male in the Preferred                              of rider coverage   of rider coverage
 No Nicotine Risk Class
-------------------------------------------------------------------------------------------------------
Children's Insurance Rider Charge              Monthly          $0.50 per $1,000    $0.50 per $1,000
                                                                of rider coverage   of rider coverage
-------------------------------------------------------------------------------------------------------
Waiver of Monthly Deduction Rider              Monthly          A percentage of the A percentage of the
 Charge/1/                                                      total cost of       total cost of
                                                                insurance charges   insurance charges
                                                                (including those    (including those
                                                                imposed on riders)  imposed on riders)

  Minimum Charge                                                3.15%               3.15%

  Maximum Charge                                                31.83%              31.83%

 Charge during 1st Policy year for a                            8.04% of the total  8.04% of the total
 45 year old in the Standard Risk                               cost of insurance   cost of insurance
 Class                                                          charges (including  charges (including
                                                                those imposed on    those imposed on
                                                                riders)             riders)
-------------------------------------------------------------------------------------------------------
Waiver of Planned Periodic Premium/3/          Monthly          A percentage of     A percentage of the
                                                                the monthly benefit monthly benefit
                                                                amount              amount

  Minimum Charge                                                3.0%                3.0%

  Maximum Charge                                                7.10%               7.10%

 Charge for a 45 year old in the                                4.80% of the        4.80% of the
 Standard Risk Class                                            monthly benefit     monthly benefit
                                                                amount              amount
-------------------------------------------------------------------------------------------------------


                    /1/ The rates vary by the Insured's Attained Age each year.
                        Rates may be increased for Policies issued to an increased risk class. The rates shown may not be representative of the charge that a particular Owner may pay. If you would like information on the rider charge rates for your particular situation, please call us at (800) 352-9910 or ask your financial representative.


                    /2/ Rates may vary by the additional Insured's gender,
                        issue Age, risk class and by year of coverage. Rates may be increased for Policies that are issued to an increased risk class.


                    /3/ Rates may vary by the Insured's issue Age. Rates may be increased for Policies issued to an increased risk class.

TOTAL ANNUAL          The next table shows the minimum and maximum total annual
PORTFOLIO             operating expenses charged by the Portfolios that you may
OPERATING             pay periodically during the time that you own the Policy.
EXPENSES              These are expenses that are deducted from Portfolio
                      assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio and in the Appendix to this prospectus.



                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.37%   3.65%
                       ---------------------------------------------------------


                     /1 /Expenses are shown as a percentage of Portfolio
                        average daily net assets as of December 31, 2003. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.37% and 2.19%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the Policy.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account


                      We established the Separate Account as a separate investment account on August 21, 1986. The Separate Account has Subaccounts available under the Policy. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of one of the Funds described in "The Portfolios" provision of this prospectus.

                      The assets of the Separate Account belong to us. However, we may not charge the assets in the Separate Account attributable to the Policies with liabilities arising out of any other business we conduct. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our General Account. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we conduct.

CHANGES TO THE        The Separate Account may include other Subaccounts that
SEPARATE              are not available under this Policy. We may substitute
ACCOUNT               another Subaccount or insurance company separate account
                      under the Policy if, in our judgment, investment in a Subaccount should no longer be possible or becomes inappropriate for the purposes of the Policies, or if investment in another Subaccount or insurance company separate account is in the best interest of Owners. The new Subaccounts may be limited to certain classes of Policies, and the new Subaccounts may have higher fees and charges than the Subaccounts they replaced. No substitution may take place without prior notice to Owners and prior approval of the Securities and Exchange
                      Commission ("SEC") and insurance regulatory authorities, to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law.

                      We may also, where permitted by law:

                         . create new separate accounts;

                         . combine separate accounts, including combining the
                           Separate Account with another separate account established by the Company;

                         . transfer assets of the Separate Account, which we
                           determine to be associated with the class of Policies to which this Policy belongs, to another separate account;

                         . add new Subaccounts to or remove Subaccounts from
                           the Separate Account, or combine Subaccounts;

                         . make the Subaccounts available under other policies
                           we issue;

                         . add new Portfolios or remove existing Portfolios;

                         . substitute new Portfolios for any existing Portfolio
                           which we determine is no longer appropriate in light of the purposes of the Separate Account;

                         . deregister the Separate Account under the 1940 Act;
                           and

                         . operate the Separate Account under the direction of
                           a committee or in another form.

The Portfolios

                      You select the Subaccounts to which you direct Net Premiums. You may change your future premium allocation without penalty or charges.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other Portfolios of a Fund and each Portfolio has separate investment objectives and policies.

                      We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. Before choosing a Subaccount to allocate your Net Premiums and assets, carefully read the prospectus for each Portfolio, along with this prospectus.

                      You may obtain a free copy of the prospectus for each Portfolio by calling us at (800) 352-9910 or by visiting our website at www.gefinancialservice.com, or through your financial representative.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds or portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other mutual funds or portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment result of any other mutual funds or portfolios, even if the other mutual funds or portfolios have the same investment adviser or manager, or if the other mutual funds or portfolios have a similar name.

THE SUBACCOUNTS       You may invest in up to 10 Subaccounts at any one time.
                      Each Subaccount invests in one of the Portfolios described below.


                                                                                            Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                      Investment Objective                as applicable)
                  ------------------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Basic Value Fund --          Seeks long-term growth of capital.      A I M Advisors, Inc.
INSURANCE FUNDS   Series II Shares
                  ------------------------------------------------------------------------------------------------------
                  AIM V.I. Capital Appreciation Fund -- Seeks growth of capital.                A I M Advisors, Inc.
                  Series I Shares
                  ------------------------------------------------------------------------------------------------------
                  AIM V.I. Premier Equity Fund --       Seeks to achieve long-term growth       A I M Advisors, Inc.
                  Series I Shares                       of capital. Income is a secondary
                                                        objective.
                  ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Growth and Income   Seeks reasonable current income         Alliance Capital
VARIABLE PRODUCTS Portfolio -- Class B                  and reasonable opportunity for          Management, L.P.
SERIES FUND, INC.                                       appreciation through investments
                                                        primarily in dividend paying common
                                                        stocks of good quality.
                  ------------------------------------------------------------------------------------------------------
                  AllianceBernstein Premier Growth      Seeks growth of capital by              Alliance Capital
                  Portfolio -- Class B                  pursuing aggressive management          Management, L.P.
                                                        policies.
                  ------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                   Investment Objective                  as applicable)
                   -------------------------------------------------------------------------------------------------------
                   AllianceBernstein Technology       Seeks growth of capital.            Alliance Capital
                   Portfolio -- Class B               Current income is incidental to the Management, L.P.
                                                      portfolio's objective.
                   -------------------------------------------------------------------------------------------------------
EATON VANCE        VT Floating-Rate Income Fund       Seeks high current income.          Eaton Vance Management
VARIABLE TRUST
                   -------------------------------------------------------------------------------------------------------
                   VT Worldwide Health Sciences Fund  Seeks long-term capital growth by   OrbiMed Advisors LLC
                                                      investing in a worldwide and
                                                      diversified portfolio of health
                                                      sciences companies.
                   -------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE Evergreen VA Omega Fund -- Class 2 Seeks long-term capital growth.     Evergreen Investment
ANNUITY TRUST                                                                             Management Company, LLC
                   -------------------------------------------------------------------------------------------------------
FEDERATED          Federated High Income Bond         Seeks high current income by        Federated Investment
INSURANCE SERIES   Fund II -- Service Shares          investing in lower-rated corporate  Management Company
                                                      debt obligations, commonly
                                                      referred to as "junk bonds."
                   -------------------------------------------------------------------------------------------------------
                   Federated Kaufmann Fund II --      Seeks capital appreciation.         Federated Equity
                   Service Shares                                                         Management Company of
                                                                                          Pennsylvania (subadvised by
                                                                                          Federated Global Investment
                                                                                          Management Corp.)
                   -------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE  VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total return   Fidelity Management &
INSURANCE PRODUCTS  Service Class 2                   with reduced risk over the long     Research Company
FUND                                                  term by allocating its assets       (subadvised by Fidelity
                                                      among stocks, bonds, and short-     Management & Research
                                                      term instruments.                   (U.K.) Inc. (FMR U.K.),
                                                                                          Fidelity Management &
                                                                                          Research (Far East) Inc.
                                                                                          (FMR Far East), Fidelity
                                                                                          Investments Japan Limited
                                                                                          (FIJ), Fidelity Investments
                                                                                          Money Management, Inc.
                                                                                          (FIMM) and FMR Co, Inc.
                                                                                          (FMRC))
                   -------------------------------------------------------------------------------------------------------
                   VIP Contrafund(R) Portfolio --     Seeks long-term capital             Fidelity Management &
                   Service Class 2                    appreciation.                       Research Company
                                                                                          (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                          Management & Research
                                                                                          (Far East) Inc. (FMR Far
                                                                                          East), Fidelity Investments
                                                                                          Japan Limited (FIJ) and FMR
                                                                                          Co., Inc. (FMRC))
                   -------------------------------------------------------------------------------------------------------
                   VIP Dynamic Capital Appreciation   Seeks capital appreciation.         Fidelity Management &
                   Portfolio -- Service Class 2                                           Research Company
                                                                                          (subadvised by Fidelity
                                                                                          Management & Research
                                                                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                          Management & Research
                                                                                          (Far East) Inc. (FMR Far
                                                                                          East), Fidelity Investments
                                                                                          Japan Limited (FIJ) and FMR
                                                                                          Co., Inc. (FMRC))
                   -------------------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
               Subaccount Investing In                   Investment Objective                  as applicable)
               -------------------------------------------------------------------------------------------------------
               VIP Equity-Income Portfolio --    Seeks reasonable income. The         Fidelity Management &
               Service Class 2                   portfolio will also consider the     Research Company
                                                 potential for capital appreciation.  (subadvised by FMR Co., Inc.
                                                 The portfolio's goal is to acheive a (FMRC))
                                                 yield which exceeds the composite
                                                 yield on the securities comprising
                                                 the Standard & Poors 500/SM/ Index
                                                 (S&P 500(R)).
               -------------------------------------------------------------------------------------------------------
               VIP Growth Portfolio --           Seeks to achieve capital             Fidelity Management &
               Service Class 2                   appreciation.                        Research Company
                                                                                      (subadvised by FMR Co., Inc.
                                                                                      (FMRC))
               -------------------------------------------------------------------------------------------------------
               VIP Growth & Income Portfolio --  Seeks high total return through a    Fidelity Management &
               Service Class 2                   combination of current income and    Research Company
                                                 capital appreciation.                (subadvised by Fidelity
                                                                                      Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                      Management & Research
                                                                                      (Far East) Inc. (FMR Far
                                                                                      East), Fidelity Investments
                                                                                      Japan Limited (FIJ) and FMR
                                                                                      Co., Inc. (FMRC))
               -------------------------------------------------------------------------------------------------------
               VIP Mid Cap Portfolio --          Seeks long-term growth of capital.   Fidelity Management &
               Service Class 2                                                        Research Company
                                                                                      (subadvised by Fidelity
                                                                                      Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                      Management & Research
                                                                                      (Far East) Inc. (FMR Far
                                                                                      East), Fidelity Investments
                                                                                      Japan Limited (FIJ) and FMR
                                                                                      Co., Inc. (FMRC))
               -------------------------------------------------------------------------------------------------------
               VIP Value Strategies Portfolio -- Seeks capital appreciation.          Fidelity Management &
               Service Class 2                                                        Research Company
                                                                                      (subadvised by FMR Co., Inc.
                                                                                      (FMRC))
               -------------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund                       Seeks maximum income                 GE Asset Management
FUNDS, INC.                                      consistent with prudent              Incorporated
                                                 investment management and the
                                                 preservation of capital.
               -------------------------------------------------------------------------------------------------------
               Mid-Cap Value Equity Fund         Seeks long-term growth of capital    GE Asset Management
                                                 and future income.                   Incorporated
               -------------------------------------------------------------------------------------------------------
               Money Market Fund                 Seeks a high level of current        GE Asset Management
                                                 income consistent with the           Incorporated
                                                 preservation of capital and
                                                 maintenance of liquidity.
               -------------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund        Seeks long-term growth of capital    GE Asset Management
                                                 and future income rather than        Incorporated
                                                 current income.
               -------------------------------------------------------------------------------------------------------
               Real Estate Securities Fund       Seeks maximum total return           GE Asset Management
                                                 through current income and capital   Incorporated (subadvised by
                                                 appreciation.                        Seneca Capital Management)
               -------------------------------------------------------------------------------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                       Investment Objective                as applicable)
                       -------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index Fund/1/               Seeks capital and accumulation of   GE Asset Management
                                                              income that corresponds to the      Incorporated
                                                              investment return of Standard &     (subadvised by SSgA Funds
                                                              Poor's 500 Composite Stock Index.   Management, Inc.)
                       -------------------------------------------------------------------------------------------------------
                       Small-Cap Value Equity Fund            Seeks long-term growth of capital.  GE Asset Management
                                                                                                  Incorporated (subadvised by
                                                                                                  Palisade Capital
                                                                                                  Management, L.L.C.)
                       -------------------------------------------------------------------------------------------------------
                       Total Return Fund                      Seeks the highest total return,     GE Asset Management
                                                              composed of current income and      Incorporated
                                                              capital appreciation, as is
                                                              consistent with prudent
                                                              investment risk.
                       -------------------------------------------------------------------------------------------------------
                       U.S. Equity Fund                       Seeks long-term growth of capital.  GE Asset Management
                                                                                                  Incorporated
                       -------------------------------------------------------------------------------------------------------
                       Value Equity Fund                      Seeks long-term growth of capital   GE Asset Management
                                                              and future income.                  Incorporated
                       -------------------------------------------------------------------------------------------------------
GREENWICH STREET       Salomon Brothers Variable Aggressive   Seeks capital appreciation.         Salomon Brothers Asset
SERIES FUND            Growth Fund -- Class II (formerly,                                         Management Inc.
                       Salomon Brothers Variable Emerging
                       Growth Fund)
                       -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service Shares   Seeks long-term capital growth,     Janus Capital
                                                              consistent with preservation of     Management LLC
                                                              capital and balanced by current
                                                              income.
                       -------------------------------------------------------------------------------------------------------
                       Capital Appreciation Portfolio --      A non-diversified/2/ portfolio that Janus Capital
                       Service Shares                         seeks long-term growth of capital.  Management LLC
                       -------------------------------------------------------------------------------------------------------
                       International Growth Portfolio --      Seeks long-term growth of capital.  Janus Capital
                       Service Shares                                                             Management LLC
                       -------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE Merrill Lynch Basic Value V.I. Fund -- Seeks capital appreciation and,     Merrill Lynch Investment
SERIES FUNDS, INC.     Class III Shares                       secondarily, income.                Managers, L.P.
                       -------------------------------------------------------------------------------------------------------
                       Merrill Lynch Large Cap Growth V.I.    Seeks long-term capital growth.     Merrill Lynch Investment
                       Fund -- Class III Shares                                                   Managers, L.P.
                       -------------------------------------------------------------------------------------------------------
                       Merrill Lynch Small Cap Value V.I.     Seeks long-term growth of capital.  Merrill Lynch Investment
                       Fund -- Class III Shares                                                   Managers, L.P.
                       -------------------------------------------------------------------------------------------------------
MFS(R)  VARIABLE       MFS(R) Investors Growth Stock          Seeks long-term growth of capital   Massachusetts Financial
INSURANCE TRUST        Series -- Service Class Shares         and future income rather than       Services Company ("MFS(R)")
                                                              current income.
                       -------------------------------------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --       Seeks long-term growth of capital   Massachusetts Financial
                       Service Class Shares                   and secondarily reasonable          Services Company ("MFS(R)")
                                                              current income.
                       -------------------------------------------------------------------------------------------------------
                       MFS(R) New Discovery Series --         Seeks capital appreciation.         Massachusetts Financial
                       Service Class Shares                                                       Services Company ("MFS(R)")
                       -------------------------------------------------------------------------------------------------------
                       MFS(R) Utilities Series --             Seeks capital growth and current    Massachusetts Financial
                       Service Class Shares                   income.                             Services Company ("MFS(R)")
                       -------------------------------------------------------------------------------------------------------


                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.


                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                              Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                        Investment Objective                 as applicable)
                 ---------------------------------------------------------------------------------------------------------
NATIONS SEPARATE Nations Marsico Growth Portfolio       Seeks long-term growth of capital.      Banc of America
ACCOUNT TRUST                                                                                   Capital Management, LLC
                                                                                                (subadvised by Marsico
                                                                                                Capital)
                 ---------------------------------------------------------------------------------------------------------
                 Nations Marsico International          Seeks long-term growth of capital.      Banc of America
                 Opportunities Portfolio                                                        Capital Management, LLC
                                                                                                (subadvised by Marsico
                                                                                                Capital)
                 ---------------------------------------------------------------------------------------------------------
OPPENHEIMER      Oppenheimer Aggressive                 Seeks capital appreciation by           OppenheimerFunds, Inc.
VARIABLE ACCOUNT Growth Fund/VA -- Service Shares       investing in "growth type"
FUNDS                                                   companies.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Balanced Fund/VA --        Seeks a high total investment           OppenheimerFunds, Inc.
                 Service Shares                         return, which includes current
                                                        income and capital appreciation in
                                                        the value of its shares.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Capital Appreciation       Seeks capital appreciation by           OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares              investing in securities of well-
                                                        known, established companies.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Global Securities          Seeks long-term capital                 OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares              appreciation by investing a
                                                        substantial portion of its assets in
                                                        securities of foreign issuers,
                                                        "growth type" companies, cyclical
                                                        industries and special situations
                                                        that are considered to have
                                                        appreciation possibilities.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street Fund/VA --     Seeks high total return (which          OppenheimerFunds, Inc.
                  Service Shares                        includes growth in the value of its
                                                        shares as well as current income)
                                                        from equity and debt securities.
                 ---------------------------------------------------------------------------------------------------------
                 Oppenheimer Main Street Small Cap      Seeks capital appreciation.             OppenheimerFunds, Inc.
                 Fund/VA -- Service Shares
                 ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   High Yield Portfolio -- Administrative Seeks to maximize total return,         Pacific Investment
INSURANCE TRUST  Class Shares                           consistent with preservation of         Management Company LLC
                                                        capital and prudent investment
                                                        management. Invests at least 80%
                                                        of its assets in a diversified
                                                        portfolio of high yield securities
                                                        ("junk bonds") rated below
                                                        investment grade but rated at
                                                        least B by Moody's or S&P, or, if
                                                        unrated, determined by PIMCO to
                                                        be of comparable quality. Effective
                                                        June 1, 2004, the High Yield
                                                        Portfolio's quality guideline will
                                                        change, permitting the portfolio to
                                                        invest in securities with lower-
                                                        quality credit ratings. Under the
                                                        new guidelines, the portfolio will
                                                        invest at least 80% of its assets in
                                                        a diversified portfolio of high-yield
                                                        securities rated below investment
                                                        grade but rated at least Caa
                                                        (subject to a maximum of 5% of
                                                        total assets in securities rated
                                                        Caa) by Moody's or S&P, or, if
                                                        unrated, determined by PIMCO to
                                                        be of comparable quality.
                 ---------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                      Investment Objective                as applicable)
                  ------------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government             Seeks to maximize total return,      Pacific Investment
                  Portfolio -- Administrative Class     consistent with preservation of      Management Company LLC
                  Shares                                capital and prudent investment
                                                        management.
                  ------------------------------------------------------------------------------------------------------
                  Total Return Portfolio --             Seeks to maximize total return,      Pacific Investment
                  Administrative Class Shares           consistent with preservation of      Management Company LLC
                                                        capital and prudent investment
                                                        management.
                  ------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II        Seeks long-term growth of capital.   Prudential Investments LLC
SERIES FUND, INC.                                                                            (subadvised by Jennison
                                                                                             Associates LLC)
                  ------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus Portfolio --     Seeks long-term growth of capital.   Prudential Investments LLC
                  Class II                                                                   (subadvised by Jennison
                                                                                             Associates LLC)
                  ------------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                           Seeks to provide investment          Rydex Investments
TRUST                                                   results that correspond to a
                                                        benchmark for over-the-counter
                                                        securities. The portfolio's current
                                                        benchmark is the NASDAQ 100
                                                        Index(TM).
                  ------------------------------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable All Cap     Seeks long-term growth of capital.   Salomon Brothers Asset
VARIABLE SERIES   Fund -- Class II                                                           Management Inc.
FUNDS INC
                  ------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   Comstock Portfolio -- Class II Shares Seeks capital growth and income.     Van Kampen Asset
INVESTMENT TRUST                                                                             Management Inc.
                  ------------------------------------------------------------------------------------------------------
                  Emerging Growth Portfolio --          Seeks capital appreciation.          Van Kampen Asset
                  Class II Shares                                                            Management Inc.
                  ------------------------------------------------------------------------------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


                      The following Portfolios are not available to Policies issued on or after May 1, 2003:


                                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                       Investment Objective                as applicable)
                   -------------------------------------------------------------------------------------------------------
AIM VARIABLE       AIM V.I. Growth Fund --                Seeks growth of capital.              A I M Advisors, Inc.
INSURANCE FUNDS    Series I Shares
                   -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Small Cap Growth     Seeks growth of capital by            Alliance Capital
VARIABLE PRODUCTS  Portfolio -- Class B (formerly, Quasar pursuing aggressive investment        Management, L.P.
SERIES FUND, INC.  Portfolio)                             policies. Current income is
                                                          incidental to the portfolio's
                                                          objective.
                   -------------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible       Seeks to provide capital growth.      The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial Shares    Current income is a secondary
                                                          goal.
                   -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio --      Seeks long-term growth of capital.    Janus Capital
                   Service Shares                                                               Management LLC
                   -------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --         A non-diversified/2/ portfolio that   Janus Capital
                   Service Shares                         seeks long-term growth of capital.    Management LLC
                   -------------------------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
                Subaccount Investing In                    Investment Objective               as applicable)
                ---------------------------------------------------------------------------------------------------
                Growth Portfolio -- Service Shares  Seeks long-term growth of capital     Janus Capital
                                                    in a manner consistent with the       Management LLC
                                                    preservation of capital.
                ---------------------------------------------------------------------------------------------------
                Mid Cap Growth Portfolio --         Seeks long-term growth of capital.    Janus Capital
                Service Shares                                                            Management LLC
                ---------------------------------------------------------------------------------------------------
                Worldwide Growth Portfolio --       Seeks long-term growth of capital     Janus Capital
                Service Shares                      in a manner consistent with the       Management LLC
                                                    preservation of capital.
                ---------------------------------------------------------------------------------------------------
PIMCO VARIABLE  Foreign Bond Portfolio (U.S. Dollar Seeks maximum total return,           Pacific Investment
INSURANCE TRUST Hedged) -- Administrative Class     consistent with preservation of       Management Company LLC
                Shares                              capital and prudent investment
                                                    management.
                ---------------------------------------------------------------------------------------------------




                      Not all of these Portfolios may not be available in all states or in all markets.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.


                      We have entered into agreements with either the investment adviser or distributor of each of the Portfolios and/or Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Separate Account and other separate accounts. The Statement of Additional Information contains more information about these agreements.


VOTING RIGHTS         As required by law, we will vote shares of the Portfolios
                      held in the Subaccount attributable to you at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      We will determine the number of votes you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no timely instructions are received in the same proportion to those that are received.

                      Whenever a Fund calls a shareholder meeting, Owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

Charges and Deductions

                      This section describes the charges and deductions we make under the Policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from any charges deducted, such as the mortality and expense risk charge. We may use any such profits for any purpose, including payment of distribution expenses.


PREMIUM CHARGE        We currently deduct a 3.0% charge from each premium
                      before placing the resulting Net Premium in the Subaccounts. This charge is guaranteed not to exceed
                      5.0%. We currently do not deduct the maximum 5.0% premium charge but reserve the right to do so. We will not assess the premium charge against the Policy loan portion of a premium received from the rollover of another life insurance policy. This charge is generally used to cover taxes assessed by a state or other governmental agency as well as acquisition expenses.


MONTHLY               We take a monthly deduction on the Policy Date and each
DEDUCTION             Monthly Anniversary Date from your Account Value. The
                      monthly deduction for each Policy consists of:

                         . the cost of insurance charge (discussed below);

                         . a current monthly Policy charge of $12 in the first
                           Policy year and $6 thereafter (a maximum of $12 per month in all Policy years);


                         . any charges for additional benefits added by riders
                           to the Policy (see the "Other Policy
                           Information -- Supplemental Benefits" provision of this prospectus).



                      We will deduct the monthly deduction from the Subaccounts based on your written instructions. If you do not provide us with written instructions or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the monthly deduction on a pro rata basis from your assets in the Subaccounts.


COST OF               The cost of insurance charge is a significant charge
INSURANCE             under your Policy because it is the primary charge for
                      the Death Benefit we provide you. The cost of insurance charge depends on a number of factors (Age, gender, Policy duration, and risk class) that cause the charge to vary from Policy to Policy and from Monthly Anniversary
                      Date to Monthly Anniversary Date. We will determine the risk class (and therefore the rates) separately for the initial Specified Amount and for any increase in Specified Amount that requires evidence of insurability.

                      We calculate the cost of insurance charge on each Monthly Anniversary Date based on your net amount at risk. The net amount at risk is affected by factors such as the amount and timing of premium payments, Subaccount investment performance, fees and charges assessed, partial surrenders, Policy loans, and changes to the face amount and to the Death Benefit option.


                      To determine your cost of insurance charge for a particular Policy Month, we multiply your net amount at risk by the applicable cost of insurance rate. The Statement of Additional Information contains more information about how we calculate the cost of insurance charge.


                      The cost of insurance rate for an Insured is based on his or her Age, gender, Policy duration and applicable risk class. We currently place Insured(s) in the following risk classes when we issue the Policy, based on our underwriting:

                         . a male or female or unisex risk class (where
                           appropriate under applicable law); and

                         . a nicotine use or no nicotine use risk class.

                      In addition, some Insureds may qualify for a preferred rating. The original risk class applies to the initial Specified Amount. If an increase in Specified Amount is approved, a different risk class may apply to the increase, based on an Insured's circumstances at the time of the increase.

                      We may change the cost of insurance rates from time to time at our sole discretion, but we guarantee that the rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the Commissioners' 1980 Standard Ordinary Mortality Tables. The maximum cost of insurance rates are based on the Insured's Age nearest birthday at the start of the Policy year. Modifications to cost of insurance rates are made for risk classes other than standard. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies and depend on our expectation of future experience with respect to mortality, interest, expenses, persistency, and taxes. A change in rates will apply to all persons of the same Age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

                      We will deduct the cost of insurance charge from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the cost of insurance charge on a pro rata basis from your assets in the Subaccounts. The monthly deduction for the cost of insurance charges will end on the Policy Anniversary Date on which the Insured reaches Attained Age 100.

MONTHLY POLICY        The monthly Policy charge is assessed to help to cover
CHARGE                our administrative expenses incurred with issuing and
                      maintaining your Policy. These expenses include record-keeping and Policyowner reports. The monthly
                      Policy charge in year one is $12. The charge thereafter is $6 and is guaranteed to not exceed $12.

                      We will deduct the monthly Policy charge from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct this charge on a pro rata basis from your assets in the Subaccounts.


INCREASE IN           If an increase in Specified Amount becomes effective,
SPECIFIED             there will be a minimum one-time charge for each increase
AMOUNT CHARGE         of $1.50 per $1,000 of increased Specified Amount. The
                      charge is guaranteed not to exceed $300. See the "Death
                      Benefits -- Changing the Specified Amount" provision of this prospectus. This charge will be included in the monthly deduction for the month the increase becomes effective.


MORTALITY AND         We currently deduct a daily mortality and expense risk
EXPENSE RISK          charge at an effective annual rate of 0.70% of the
CHARGE                unloaned assets in the Subaccounts. We will allocate the
                      charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to the total assets in all Subaccounts. The option to provide us with written charge allocation instructions is not available for this charge.

                      The mortality risk we assume is the risk that Insured(s) may live for a shorter period of time than estimated and, therefore, a greater amount of Death Benefit Proceeds than expected will be payable. The expense risk we assume is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies.


SURRENDER             If you fully surrender your Policy during the surrender
CHARGE                charge period, we will deduct a surrender charge. This
                      surrender charge is also sometimes called a "deferred sales load." The charge compensates us for expenses incurred in issuing the Policy, and face amount increases, and for the recovery of acquisition costs. The maximum surrender charge we will assess is $50.63 per $1,000 of Specified Amount. We calculate the surrender charge by multiplying a factor by the lowest Specified
                      Amount in effect before the surrender, divided by 1000.
                      The factor depends on the issue Age and gender (where applicable) and risk class of the Insured. The surrender charge remains level for the first 5 Policy years and then decreases each Policy Month over the next 10 Policy years until the charge decreases to $0 or at age 95 of the Insured, whichever is earlier. We will deduct the surrender charge before we pay the Surrender Value.

                      The following chart lists the minimum and maximum surrender charges per Policy year:

                    Minimum Surrender Charge        Maximum Surrender Charge
                      Factor by Policy Year           Factor by Policy Year
                 ---------------------------------------------------------------
                               Rate per $1,000                 Rate per $1,000
                 Policy Year of Specified Amount Policy Year of Specified Amount
                 ----------- ------------------- ----------- -------------------
                      1             $1.09             1            $50.63
                      2              1.09             2             50.63
                      3              1.09             3             50.63
                      4              1.09             4             50.63
                      5              1.09             5             50.63
                      6              0.98             6             45.56
                      7              0.87             7             40.50
                      8              0.86             8             35.44
                      9              0.65             9             30.37
                     10              0.54            10             25.31
                     11              0.43            11             20.25
                     12              0.32            12             15.18
                     13              0.21            13             10.12
                     14              0.10            14              5.06
                     15                0             15               0
                 ---------------------------------------------------------------

                      If you decrease the Specified Amount to less than the lowest Specified Amount that had previously been in effect (other than as a result of partial surrenders or changes in Death Benefit options), you will also incur a surrender charge. We will deduct this charge from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the surrender charge on a pro rata basis from your assets in the Subaccounts. The amount of the surrender charge will equal the charge for a full surrender multiplied by the ratio of (a) to (b) where:

                            (a) is the lowest Specified Amount that was in
                                effect before the current decrease minus the Specified Amount after the current decrease; and

                            (b) the lowest Specified Amount that was in effect
                                before the current decrease.

                      We disclose the surrender charges on the data pages of your Policy. Upon request, we will illustrate the surrender charges that apply to your Policy.

                      We do not assess a surrender charge for partial surrenders.

PARTIAL               If you take a partial surrender, we will assess a
SURRENDER             processing fee for partial surrenders equaling the lesser
PROCESSING FEE        of $25 or 2% of the partial surrender. This amount may be
                      taken from the amount of the partial surrender or from any remaining Account Value, if there are enough assets remaining in your Account Value. If taken from your remaining Account Value, we will deduct the partial surrender processing fee from the Subaccounts based on your written instructions. If you do not provide us with written instructions, or if the amount of assets in any Subaccount you specified is inadequate to pay the required charges, we will deduct the partial surrender processing fee on a pro rata basis from your assets in the Subaccounts.


OTHER CHARGES         Upon written request, we will provide a projection of
                      illustrative future life insurance and Account Value proceeds. We reserve the right to charge a maximum fee of $25 for the cost of preparing the illustration.

                      There are deductions from and expenses paid out of the assets of each Portfolio that are more fully described in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of up to $10 for each transfer.


REDUCTION OF          We may reduce charges and/or deductions for sales of the
CHARGES FOR           Policies to a trustee, employer or similar entity
GROUP SALES           representing a group or to members of the group where
                      such sales result in savings of sales or administrative expenses. The Statement of Additional Information contains additional information about these reductions including the bases upon which they will be given.

The Policy


                      The Policy is a flexible premium variable life insurance policy. We issue the Policy on the life of a single Insured. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issue your Policy. We will include any such differences in your Policy.


APPLYING FOR A        To purchase a Policy, you must complete an application
POLICY                and you or your financial representative must submit it
                      to us at our Home Office. You also must pay an initial premium of a sufficient amount. See the "Premiums" provision of this prospectus. You can submit your initial premium with your application or at a later date. If you submit your initial premium with your application, please remember that we will place your premium in a non-interest bearing account for a certain amount of time. See the "Allocating Premiums" provision of this prospectus. Coverage generally becomes effective as of the Policy Date.

                      Generally, we will issue a Policy on a single Insured basis covering an Insured up to Age 85. Evidence of insurability must satisfy our underwriting requirements before we will issue a Policy. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may, in our sole discretion, issue a Policy covering an Insured over Age
                      85. We may reject an application for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      If we do not receive the full first premium with your application, the insurance will become effective on the Valuation Day that we receive your premium and that we deliver your Policy. All persons proposed for insurance must be insurable on the Policy Date.

                      If premium is accepted with the application, the Temporary Insurance Application and Agreement must be completed, signed and returned to us with the application and you should keep a copy. The Temporary Insurance Application and Agreement guidelines limit availability of temporary insurance to proposed Insured(s) between the ages of 15 days and 70 years and who answer "No" to all questions on the Temporary Insurance Application and Agreement.

                      Temporary insurance begins on the date the Temporary Insurance Application and Agreement is signed. The coverage will automatically end and the entire amount remitted with the application will be returned without interest to or for the benefit of you on the earliest of the following dates:

                        (1) the date you withdraw the application;

                        (2) 45 days after the date of the Temporary Insurance
                            Agreement if we have not received a properly completed and signed Application -- Part
                            II -- Medical History and all medical examinations and tests required by us as set forth in our Initial Submission Guidelines;

                        (3) the date we send notice to you at the address shown
                            on the Application that we have declined to issue the Policy; and

                        (4) 90 days after the date of the Temporary Insurance
                            Agreement.

                      Temporary Insurance will also end on the date when insurance takes effect under the Policy, at which point the amount remitted will be applied to the Policy.

OWNER You have rights in the Policy during the Insured's lifetime under the Policy. If you die before an Insured and there is no contingent Owner, ownership will pass to your estate.

                      We will treat joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in the Policy. If the last surviving joint Owner dies before the Insured under a Policy and there is no contingent Owner, ownership will pass to your estate.


BENEFICIARY           You designate the primary Beneficiary(ies) and contingent
                      Beneficiary(ies) when you apply for the Policy. You may name one or more primary Beneficiary(ies) or contingent
                      Beneficiary(ies). We will pay the Death Benefit Proceeds to the surviving primary Beneficiary(ies), if any (or surviving contingent Beneficiary(ies) if there are no surviving primary Beneficiary(ies)), in equal shares, unless you request otherwise.


                      Unless an Optional Payment Plan is chosen, we will pay the Death Benefit Proceeds in a lump sum to the primary Beneficiary(ies). If the primary Beneficiary(ies) dies before the Insured, we will pay the Death Benefit Proceeds to the contingent Beneficiary(ies). If there are no surviving Beneficiary(ies) we will pay the Death Benefit Proceeds to you or your estate.

CHANGING THE          During an Insured's life, you may change the Owner. You
OWNER OR              may change the Beneficiary(ies) during an Insured's life
BENEFICIARY           (unless a Beneficiary was designated as an irrevocable
                      Beneficiary). To make this change, please write our Home
                      Office. The request and the change must be in a form satisfactory to us and we must actually receive the request. The change will take effect as of the date you signed the request.

                      If the request is undated, the change will take effect the first business day received at our Home Office. Changing the owner may have adverse tax consequences.



CANCELING A           You may cancel your Policy during the "free-look period"
POLICY                by returning it to us at our Home Office. The free-look
                      period expires 10 days after you receive the Policy, or longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. Within 7 calendar days after we receive the returned Policy, we will refund an amount equal to the sum of all premiums paid for the Policy, or other amounts as required under state law.

Premiums


GENERAL The premium sufficient to fund a Policy depends on a number of factors, such as the Age, gender (where applicable), and risk class of a proposed Insured, the desired Specified Amount, any supplemental benefits, investment performance of the Subaccounts. The minimum initial premium is the amount required to issue the Policy. The minimum amount required to issue the Policy is dependent upon a number of factors including the amount of insurance requested, the Age, gender (if applicable) and risk factors of the Insured. The minimum Specified Amount is $100,000. See the "Fee Tables" and the "Charges and Deductions" provisions of this prospectus for additional information on fees and charges associated with this Policy. The minimum subsequent premium is $20 ($15 for payment made via automatic deduction). We will usually credit your initial premium payment to the Policy on the later of the date we approve your application and the date we receive your payment. We will credit any subsequent premium payment to your Policy on the Valuation Day we receive the payment at our Home Office. After you pay the initial premium, you may make unscheduled premium payments in any amount and at any time subject to certain restrictions. Unless you direct us otherwise, we apply unscheduled premium payments first to repay any Policy Debt.


                      For your convenience, we will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract ("MEC") under the Code. See the "Tax Considerations" provision of this prospectus. We reserve the right to limit the number and amount of any unscheduled premium payments.


                      Your Policy will enter the grace period if, on the Monthly Anniversary Date, the Surrender Value of your Policy is too low to cover the monthly deduction. You will need to make an additional premium to prevent your Policy from terminating. However, so long as the Net Total Premium is at least equal to the Continuation Amount, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction. See the "Termination -- Premium to Prevent Termination" provision of this prospectus.


TAX-FREE              We will accept money from another policy as part of your
EXCHANGES             initial premium, if that policy qualifies for a tax-free
(1035 EXCHANGES)      exchange under Section 1035 of the Code. If you
                      contemplate such an exchange, you should consult a tax adviser to learn the potential tax effects of such a transaction. We will accept 1035 exchanges even if there is an outstanding loan on the other policy, so long as the outstanding loan is no more than 50% of the rollover premium. We may allow higher loan percentages. Replacing your existing coverage with this Policy may not be to your advantage.

CERTAIN               If you replace an existing GE Life and Annuity Assurance
INTERNAL              Company (or one of our affiliated companies) fixed
EXCHANGES             permanent life insurance policy with this Policy, we may
                      waive some or all of any applicable surrender charge on the fixed permanent life insurance policy, provided that:

                        (1) the fixed permanent life insurance policy has a
                            positive Surrender Value at the time of the exchange; and

                        (2) the entire account value in the fixed permanent
                            life insurance policy is rolled over into the Policy.

                      If you qualify, the maximum amount of surrender charge we will waive on the fixed permanent life insurance policy is equal to 0.03 multiplied by the Account Value.


PERIODIC              When you apply for a Policy, you may select a periodic
PREMIUM PLAN          premium payment plan. Under the periodic payment plan,
                      you may choose to receive a premium notice either annually, semi-annually, or quarterly. You can also arrange for annual, semi-annual, quarterly or monthly premium payments paid via automatic deduction from your bank account or any other similar account we accept. You are not required to pay premiums in accordance with this premium plan; you can pay more or less than planned or skip a planned premium payment entirely. Subject to our administrative servicing guidelines, you can change the amount of planned premiums or switch between frequencies by providing satisfactory instructions to our Home
                      Office. Any change will be effective upon our receipt of the instructions. Depending on your Account Value at the time of an increase in the Specified Amount and the amount of the increase requested, a change in your periodic premium payments may be advisable. See the "Death Benefits -- Changing the Specified Amount" provision of this prospectus.



                      Generally, the minimum amount of premium we will accept in connection with a periodic premium payment plan is $20 ($15 for payments made via automatic deduction); you may have to pay a higher amount to keep the Policy in force. See the "Termination -- Premium to Prevent Termination" provision of this prospectus.



ALLOCATING            When you apply for a Policy, you specify the percentage
PREMIUMS              of your Net Premium we allocate to each Subaccount. You
                      may only direct your Net Premiums and assets to not more than 10 Subaccounts at any given time. You can change the future premium allocation percentages at any time by writing or calling our Home Office (allocation percentages and how allocations are received are subject to certain limitations). The change will apply to all premiums we receive with or after we receive your instructions. Each Net Premium allocation percentage must be a whole number totaling 100%.

                      Until we approve your application, receive all necessary forms including any subsequent amendments to the application, and receive the entire initial premium, we will place any premiums you pay into a non-interest bearing account. At Policy issue, we will then allocate your Net Premium to the Subaccounts based on the allocation percentages you specified in your application.

How Your Account Value Varies


ACCOUNT VALUE         Your Account Value is the entire amount we hold under
                      your Policy for you. The Account Value serves as a starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount and the amount held in the General Account to secure Policy Debt. We determine the
                      Account Value first on your Policy Date (or on the date we receive your initial premium, if later) and thereafter on each Valuation Day. We will not value Subaccount assets on days on which the New York Stock Exchange is closed for trading. Your Account Value will vary to reflect the performance of the Subaccounts to which you have allocated assets and also will vary to reflect
                      Policy Debt, charges for the monthly deduction, mortality and expense risk charges, transfers, partial surrenders, and Policy Debt repayments. Your Account Value may be more or less than the premiums you paid and you bear the investment risk with respect to the amounts allocated to the Subaccounts.

SURRENDER VALUE       The Surrender Value on a Valuation Day is the Account
                      Value reduced by:

                        (1) any surrender charge that we would deduct if you
                            surrendered the Policy that day; and

                        (2) any Policy Debt.

SUBACCOUNT            On any Valuation Day, the value of a Subaccount equals
VALUES                the number of units we credit to the Policy multiplied by
                      the unit value for that day. When you make allocations to a Subaccount, either by Net Premium allocation, transfer of assets, transfer of Policy Debt, loan interest from the General Account, or repayment of a Policy loan, we credit your Policy with units in that Subaccount. We determine the number of units by dividing the amount allocated, transferred or repaid to the Subaccount by the unit value for the Valuation Day when we effect the allocation, transfer or repayment. Amounts allocated to a Subaccount are credited to your Policy on the basis of the Subaccount unit value next determined after our receipt of your Net Premium, transfer instruction, or loan repayment (as the case may be).

Transfers


GENERAL All Policy Owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account on any Valuation Day, subject to certain restrictions. We process transfers among the Subaccounts as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple requests made at different times during the same Valuation Period involving the same Subaccounts. We may postpone transfers among the Subaccounts under certain circumstances.



TRANSFERS             All Policy Owners may submit 12 Subaccount transfers each
AMONG THE             calendar year by U.S. Mail, voice response, telephone or
SUBACCOUNTS           facsimile. Once such 12 Subaccount transfers have been
                      executed, a letter will be sent notifying Owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, telephone or facsimile will not be accepted under any circumstances. In addition, Owners wishing to cancel a written Subaccount transfer must also cancel it in writing by U.S. Mail or by overnight delivery service. We will process the cancellation request as of the Valuation
                      Day the cancellation request is received at our Home
                      Office.


                      We may assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100.


                      The restrictions listed above do not apply to any transfers made among the Subaccounts pursuant to a Dollar Cost Averaging program or Portfolio Rebalancing program.



                      Sometimes, we may not honor transfer requests. We may not honor a transfer request if:


                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests;

                        (2) the transfer is a result of more than one trade
                            involving the same Subaccount within a 30 day period; or

                        (3) the transfer would adversely affect Accumulation
                            Unit values.


                      We also may not honor transfers made by third parties. (See the "Transfers by Third Parties" section of this provision.) We will treat all Policy Owners equally with respect to transfer requests.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous section. If you still wish to transfer assets to a specified Subaccount, you must contact our Home Office in accordance with the first paragraph of this section.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.


TELEPHONE             All Policy Owners may make their first 12 transfers among
TRANSACTIONS          the Subaccounts by calling our Home Office provided we
                      receive written authorization at our Home Office to execute such transactions prior to such request.
                      Transactions that can be conducted over the telephone include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts in any calendar year (this includes any changes in premium allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone instructions;

                        (2) confirming the telephone transaction in writing to
                            you or a third party you authorized; and/or

                        (3) tape recording telephone instructions.

                      We reserve the right to limit or prohibit telephone transactions.

                      We may delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our Owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Account Value may be affected since Owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON       Please note that our telephone system may not always be
RELIABILITY           available. Any telephone system, whether it is yours,
                      your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing to our Home Office.


TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give a third party the right to effect transfers
                      on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers are not in the best interests of all shareholders of the Portfolios underlying the Policies, and the management of those Portfolios share this position.

                      Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they are submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
                      set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund (the "Money
                      Market Subaccount") to any combination of Subaccounts other than the Money Market Subaccount (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the Policy). The Dollar Cost
                      Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


                      You may participate in the Dollar Cost Averaging program by completing a Dollar Cost Averaging agreement, or by calling our Home Office. To use the Dollar Cost Averaging program, you must transfer at least $100 from the Money Market Subaccount to any Subaccount other than the Money Market Subaccount. If any transfer would leave less than $100 in the Money Market Subaccount from which transfers are being made, we will transfer the entire amount. Once elected, Dollar Cost Averaging remains in effect from the date we receive your request until the value of the Money Market Subaccount from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The Dollar Cost Averaging program will start 30 days after we receive your premium payment and instructions, unless you specify an earlier date. (See the "Premiums -- Allocating Premiums" provision of this prospectus for a description of when this occurs.)



                      There is no additional charge for Dollar Cost Averaging, and we do not consider a transfer under this program as a transfer for purposes of assessing a transfer charge, or for calculating any limit on the maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.


PORTFOLIO             Once you allocate your premium among the Subaccounts, the
REBALANCING           performance of each Subaccount may cause your allocation
                      to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets to return to the percentages specified in your allocation instructions. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by writing or calling our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your request until you instruct us to discontinue
                      Portfolio Rebalancing.

                      There is no additional charge for using Portfolio Rebalancing, and we do not consider a transfer under this program a transfer for purposes of assessing a transfer charge, or for calculating any limit on maximum number of transfers we may impose for a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. Portfolio Rebalancing does not guarantee a profit or protect against a loss. We also reserve the right to exclude certain Subaccounts from Portfolio Rebalancing.

Death Benefits

                      As long as the Policy remains in force, we will pay the Death Benefit Proceeds upon receipt by our Home Office of satisfactory proof of the Insured's death. See the "Requesting Payments" provision of this prospectus. We will pay the Death Benefit Proceeds to the named Beneficiary(ies).

AMOUNT OF             The amount of Death Benefit payable equals:
DEATH BENEFIT
PAYABLE
                         . the Death Benefit Proceeds determined under the
                           Death Benefit option in effect on the date of death of the Insured;

                         . plus any supplemental Death Benefit provided by
                           rider;

                         . minus any Policy Debt on that date; and

                         . minus the premium that would have been required to
                           keep the Policy in force if the date of death occurred during a grace period.

                      Under certain circumstances, we may further adjust the amount of the Death Benefit payable. See the "Incontestability," the "Misstatement of Age or Gender" and the "Suicide" provisions of this prospectus.

                      The minimum Specified Amount is $100,000.


DEATH BENEFIT         A Policy must satisfy the Guideline Premium Test to
OPTIONS               qualify as a life insurance contract for purposes of
                      Section 7702 of the Code. There are two Death Benefit
                      Options under the Policy. The Death Benefit will be the greater of the Death Benefit under the Death Benefit option you select or the Minimum Death Benefit resulting from the Guideline Premium Test. The Statement of
                      Additional Information contains more information about how we determine the Death Benefit.


                      For any Death Benefit option, the calculation of the minimum Death Benefit is shown in the Policy. The minimum Death Benefit generally is the lowest Death Benefit which will qualify the Policy as life insurance under Section 7702 of the Code.

                      The Death Benefit is set forth below:

                         . Under Option A, the Death Benefit is the Specified
                           Amount plus the Account Value.

                         . Under Option B, the Death Benefit is the Specified
                           Amount.

                      Under all options, we determine the Specified Amount and the Account Value on the Valuation Day of the death of the Insured.

                      Under Death Benefit Option A, the Death Benefit Proceeds will vary directly with the investment performance of the Portfolios. Under Death Benefit Option B, the Death Benefit Proceeds ordinarily will not change until the applicable percentage amount of the Account Value exceeds the Specified Amount or you change the Specified Amount.


CHANGING THE          You select the Death Benefit option when you apply for
DEATH BENEFIT         the Policy. You may change your Death Benefit option at
OPTION                any time by writing to our Home Office. The effective
                      date of the change will be the Monthly Anniversary Date after we receive the request for the change. We will send you revised Policy data pages reflecting the new option and the effective date of the change. We will adjust the Specified Amount on the effective date of the change in Death Benefit option to ensure the Death Benefit after the change equals the Death Benefit before the change. A change in the Death Benefit option will affect the cost of insurance charges. A change in the Death Benefit may have Federal tax consequences. See the "Tax
                      Considerations" provision of this prospectus, as well as the Statement of Additional Information for additional information.


CHANGING THE          After a Policy has been in effect for one year, you may
SPECIFIED             increase or decrease the Specified Amount. To make a
AMOUNT                change, you must send your written request and the Policy
                      to our Home Office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which may change your cost of insurance.


                      Any change in the Specified Amount will affect the maximum premium limitation. If a decrease in the Specified Amount causes the premiums to exceed new lower limitations required by Federal tax law, we will withdraw the excess from the Account Value and refund that amount to you so that the Policy will continue to meet the requirements as a life insurance Policy under the Code. We will withdraw the assets that we refund from each Subaccount on a pro rata basis. A decrease may cause us to assess a surrender charge and may require us to pay excess Account Value.


                      Any decrease in the Specified Amount will become effective on the Monthly Anniversary Date after the date we receive the request. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the Continuation Period, we will not allow a decrease unless the Account Value less any Policy Debt is greater than the surrender charge. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when we issued it.


                      To apply for an increase in Specified Amount, you must complete a supplemental application and submit evidence of insurability satisfactory to us. Any approved increase will become effective on the date shown in the supplemental Policy data page. Please note that an increase will not become effective if the Policy's Surrender Value is too low to cover the monthly deduction for the Policy Month following the increase.

                      An increase in the Specified Amount will increase the Continuation Amount.

                      A change in your Specified Amount may have Federal tax consequences. See the "Tax Considerations" provision of this prospectus.

CHARGE FOR            If there is an increase in the Specified Amount, there
INCREASE IN           will be a one-time charge per increase of at least $1.50
SPECIFIED             per $1,000 of increase in Specified Amount (this charge
AMOUNT                is guaranteed never to exceed $300). This charge is
                      assessed to cover the costs associated with administering and underwriting the increase. This charge will be included in the monthly deduction for the month the increase becomes effective.

Surrenders and Partial Surrenders

SURRENDERS            You may cancel and surrender your Policy at any time
                      before the Insured dies. The Policy will terminate on the Valuation Day we receive your request for surrender at our Home Office. You will not be able to reinstate the Policy.


                      We will pay you the Surrender Value in a lump sum unless you make other arrangements. You will incur a surrender charge if you surrender your Policy during the first 15 Policy years. This charge remains level for the first five Policy years, then grades to zero at the end of year 15, or at age 95, if earlier. See the "Charges and Deductions -- Surrender Charge" provision of this prospectus. A surrender may have adverse tax consequences. See the "Tax Considerations" provision in this prospectus.


PARTIAL               You may take partial surrenders if you elect Death
SURRENDERS            Benefit Option A. If you elect Death Benefit Option B,
                      you only may take partial surrenders after the first
                      Policy year. The minimum partial surrender amount is $500.


                      We will assess a processing fee for each partial surrender equal to the lesser of $25 or 2% of the amount partially surrendered. See the "Charges and Deductions -- Partial Surrender Processing Fee" provision of this prospectus. The amount of the partial surrender will equal the amount you requested to surrender adjusted for any processing fee, if assessed.


                      When you request a partial surrender, you can direct how we deduct the partial surrender from your Account Value. If you provide no directions, or if the amount of assets in any Subaccount you designate is inadequate to pay the required charges, we will deduct the partial surrender on a pro-rata basis from among all the Subaccounts in which you have allocated assets.


EFFECT OF             A partial surrender will reduce both the Account Value
PARTIAL               and the Death Benefit Proceeds by the amount of the
SURRENDERS            partial surrender. A partial surrender may have Federal
                      tax consequences. See the "Tax Considerations" provision of this prospectus, as well as the Statement of Additional Information, for additional information.

Loans

GENERAL               You may borrow up to the following amount:

                         . 90% of the difference between your Account Value at
                           the end of the Valuation Period during which we received your loan request and any surrender charges on the date of the loan;

                         . less any outstanding Policy Debt.


                      When we make a loan, we transfer an amount equal to the loan proceeds from your Account Value in the Separate Account to our General Account and hold it as "collateral" for the loan. If you do not direct an allocation for this transfer, we will make the transfer on a pro-rata basis from each Subaccount in which you have invested. We will credit interest at an annualized effective rate of at least 4% on that collateral.


                      We may charge and credit different rates on Policy debt depending on your Policy year and whether we are loaning a portion of premiums paid (non-preferred) or earnings (preferred).

                      For non-preferred loans, we currently credit interest at an annualized effective rate of 5.30% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 6.0% on outstanding Policy Debt. For preferred loans after the tenth Policy year, we credit interest at an annualized effective rate of 4.0% on collateral corresponding to Policy Debt and charge interest daily at an annualized effective rate of 4.0% on outstanding Policy Debt, essentially providing a Policy loan without an interest charge.

                      We transfer Account Value equal to the amount of the loan into a Loan Account where you will receive an interest credit. Rates may vary based on the timing of your loan:

                                         Non-Preferred Loans
                                          All Policy Years       Preferred Loans
                                     (And Preferred loans during  Policy Years
                                         Policy years 1-10)        11 and Over
   -----------------------------------------------------------------------------
   Current Interest Rate Charged                6.0%                  4.0%
   Current Interest Rate Credited               5.30%                 4.0%
   -----------------------------------------------------------------------------
   Current Net Cost                             0.70%                 0.0%
   -----------------------------------------------------------------------------

   Maximum Interest Rate Charged                6.0%                  4.0%
   Guaranteed Interest Rate Credited            4.0%                  4.0%
   -----------------------------------------------------------------------------
   Guaranteed Net Cost                          2.0%                  0.0%
   -----------------------------------------------------------------------------

                      Loans will reduce the Account Value, the Surrender Value and the Death Benefit Proceeds and may cause the Policy to lapse if not repaid.

                      Interest is due and payable at the end of each Policy year while a Policy loan is outstanding. If, on any Policy anniversary, you have not paid interest accrued since the last Policy anniversary, we add the amount of the interest to the loan and this becomes part of your outstanding Policy Debt. We transfer the interest due from each Subaccount on a pro-rata basis.

REPAYMENT OF          You may repay all or part of your Policy Debt at any time
POLICY DEBT           while an Insured is living and the Policy is in effect.
                      We will treat any unscheduled premium payments by you
                      (other than the initial premium) first as the repayment of any outstanding Policy Debt, unless otherwise instructed. We will first apply any repayment to reduce the portion of Policy Debt that is not preferred Policy
                      Debt. We will treat the portion of the payment in excess of any outstanding Policy Debt as an additional premium payment. See the "Premiums" provision of this prospectus.

                      When you repay a loan, we transfer an amount equal to the repayment from our General Account to the Separate Account and allocate it as you directed when you repaid the loan. If you provide no directions, we will allocate the amount according to your current instructions for premium allocations.


                      You must send loan repayments to our Home Office. We will credit the repayments as of the Valuation Day we receive them at our Home Office.


EFFECT OF             A Policy loan impacts the Policy, because we reduce the
POLICY LOANS          Death Benefit Proceeds and Surrender Value under the
                      Policy by the amount of any outstanding loan plus interest you owe on the loan. Repaying the loan causes the Death Benefit Proceeds and Surrender Value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as collateral. The amount held as collateral is not affected by the Separate Account's investment performance. Amounts transferred from the Separate
                      Account as collateral will affect the Account Value, whether or not the loan is repaid, because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Separate Account.

                      There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. See the "Tax Considerations" provision of this prospectus.

                      We will notify you if the sum of your loans plus any interest you owe on the loans is more than the Account Value, less applicable surrender charges; or, if during the Continuation Period, the sum of your loans plus any interest you owe on the loans is more than the Account Value less any applicable surrender charges, and the Net Total Premium is less than the Continuation Amount. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may terminate.

Termination



PREMIUM TO            Generally, if on a Monthly Anniversary Date, the
PREVENT               Surrender Value of your Policy is too low to cover the
TERMINATION           monthly deduction, a grace period will begin. In that
                      case, we will mail you notice of the additional premium necessary to prevent your Policy from terminating. You will have a 61 day grace period from the date we mail the notice to make the required premium payment.



                      However, so long as the Net Total Premium is at least equal to the Continuation Amount, your Policy will not lapse during the Continuation Period, even if your Surrender Value is too low to cover the monthly deduction. At the end of the Continuation Period, you may, however, have to make an additional premium payment to keep the Policy in force.



GRACE PERIOD          If the Insured should die during the grace period before
                      you pay the required premium, the Death Benefit Proceeds will still be payable to the Beneficiary(ies), although we will reduce the amount of the Death Benefit payable by the amount of premium that would have been required to keep the Policy in force. If you have not paid the required premium before the grace period ends, your Policy will terminate. The Policy will have no value and no benefits will be payable. However, you may reinstate your Policy under certain circumstances. The Statement of Additional Information contains more information about the grace period.



REINSTATEMENT         If you have not surrendered your Policy, you may
                      reinstate your Policy within three years after termination, provided you meet certain conditions, including the payment of the necessary premium and submission of satisfactory evidence of insurability. See your Policy and the Statement of Additional Information for further information.



EXCHANGE              During the first 24 Policy Months, you may convert the
PRIVILEGE             Policy to a permanent fixed benefit Policy offered by us
                      or by one of our affiliates. If you object to a material change in the investment policy of the Separate Account or the Subaccounts, you also may convert the Policy to a permanent fixed benefit Policy within 60 days after the change. In either case, you may elect either the same
                      Death Benefit Proceeds or the Death Benefit Proceeds minus your Account Value as the existing Policy at the time of conversion. We will base premiums on the same Age at issue and risk class of the Insured as the existing
                      Policy. The conversion will be subject to an equitable adjustment in payments and Account Value to reflect variances, if any, in the payments and assets under the existing Policy and the new Policy. See your Policy for further information.

Requesting Payments


                      You may send your written requests for payment to our Home Office or give them to one of our authorized agents for submission to our Home Office. We will ordinarily pay any Death Benefit Proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within 7 days after receipt of your written request at our Home Office of all the documents required for such a payment. Other than the Death Benefit Proceeds, which we determine as of the Valuation Day of the Insured's death, the amount we pay is as of the end of the Valuation Period during which our Home Office receives all required documents. We may pay the Death Benefit Proceeds in a lump sum or under an Optional Payment Plan. See the "Optional Payment Plans" provision of this prospectus and the Statement of Additional Information.


                      In most cases, when we pay Death Benefit Proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your Designated Beneficiary(ies) directly in the
                            form of a check; or

                        (2) by establishing an interest bearing account called
                            the "GE Secure Access Account" for the Designated Beneficiary(ies) in the amount of Death Benefit Proceeds payable.

                      When establishing the GE Secure Access Account we will send the Beneficiary a checkbook within 7 days after we receive all the required documents, and the Beneficiary(ies) will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit Proceeds payable. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the Beneficiary(ies) with regard to the form of Death Benefit payment, we will automatically establish the GE Secure Access Account.

                      Any Death Benefit Proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. We will credit interest at a rate we set, or a rate set by law if greater. The minimum interest rate which we may credit is 2.5%. We will not credit interest beyond one year or any longer time set by law. We will reduce Death Benefit Proceeds by any outstanding Policy Debt and any due and unpaid charges and will increase Death Benefit Proceeds by any benefits added by rider.

                      We also may defer making payments attributable to a check or draft that has not cleared the bank on which it is drawn.

                      State law requires that we reserve the right to defer payments from the General Account for payment of the Death Benefit Proceeds for up to six months from the date we receive request for payment.

Tax Considerations

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain and may vary with your particular circumstances.

                      This discussion is general and is not intended as tax advice. It does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address Federal estate or gift tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of the tax rules and regulations to your individual situation.


TAX STATUS OF         Federal income tax law generally grants favorable
THE POLICY            treatment to life insurance; the proceeds paid on the
                      death of the Insured are generally excluded from the gross income of the Beneficiary(ies), and the Owner is not taxed on increases in the Account Value unless amounts are distributed while the Insured is alive. The
                      Policy is designed to comply with the Guideline Premium
                      Test under the tax laws, which are described in the Statement of Additional Information.


                      Regardless of the tax compliance test selected, two other requirements must be met for your Policy to receive favorable tax treatment as life insurance:

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations; and

                         . your right to choose particular investments for a
                           Policy must be limited.

                      Investments in the Separate Account must be diversified. The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Portfolios in which the Separate Account invests, are "adequately diversified." If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

                      Although we do not control the investments of all of the Portfolios (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Portfolios will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which you can direct the investment of assets. Federal income tax law limits your right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, your right to allocate assets among the Portfolios may exceed those limits. If so, you would be treated as the owner of a portion of the assets of the Separate Account and thus be subject to current taxation on the income and gains from those assets.


                      We do not know what limits may be set forth in any additional guidance that the Treasury Department may issue, or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without your consent to attempt to prevent the tax law from considering you as an owner of a portion of the assets of the Separate Account.


                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

TAX TREATMENT         Death Benefit Proceeds and Account Value increases.  A
OF POLICIES --        Policy's treatment as life insurance for Federal income
GENERAL               tax purposes generally has the following results:


                         . Death Benefit Proceeds are excludable from the gross
                           income of the Beneficiary;

                         . you are not taxed on increases in the Account Value
                           unless amounts are distributed from the Policy while the Insured is alive;


                         . the taxation of amounts distributed while the
                           Insured(s) is alive depends upon whether your Policy is a "modified endowment contract." The term "modified endowment contract" is defined in the section entitled "Definition of a Modified Endowment Contract" located in the "Special Rules for Modified Endowment Contracts" provision of this prospectus.



                      If the Insured survives beyond Age 100, the IRS may seek to deny the tax-free treatment of the Death Benefit Proceeds and instead to tax you on the amount by which your Account Value exceeds your "investment in the contract." Because we believe the Policy continues to meet the Federal tax definition of life insurance beyond Age 100, we have no current plans to withhold or report taxes in this situation.


                      Partial and full surrenders and maturity proceeds. If your Policy is not a modified endowment contract, you will generally pay tax on the amount of a partial or full surrender only to the extent it exceeds your "investment in the contract."

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




                      Accelerated Benefit Rider. Your Policy may contain an Accelerated Benefit Rider, which provides you with access to a portion of the Death Benefit if the Insured becomes terminally ill. The accelerated benefit payment is treated in the same manner as Death Benefit Proceeds for tax purposes, meaning that it generally will be excludable from gross income. But if the Insured under the Policy is an officer, director, or employee of the Owner of the Policy, or is financially interested in the trade or business of the Owner, the payment would be taxable in part.


                      Loans. If your Policy is not a modified endowment contract, the tax treatment of a loan received under the Policy is uncertain. You should consult a tax adviser as to the tax treatment of such loans.


SPECIAL RULES         Definition of a "modified endowment contract."  Special
FOR MODIFIED          rules apply to a Policy classified as a modified
ENDOWMENT             endowment contract. A Policy will be classified as a
CONTRACTS             modified endowment contract if either of the following is
                      true:

                         . if premiums are paid more rapidly than allowed by a
                           "7-pay test" under the tax law. At your request, we will let you know the amount of premium that may be paid for your Policy in any year that will avoid modified endowment contract treatment under the 7-pay test;

                         . if the Policy is received in exchange for another
                           policy that is a modified endowment contract.

                      If there is a reduction of benefits during the first seven years under a single life Policy, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face value. If there is a "material change" in the benefits or terms, then the Policy may have to be retested as if it were a newly issued Policy. A material change may occur, for example, when there is an increase in the Death Benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current prospective Policy owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a modified endowment contract.

                      If a Policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

                      Tax treatment of modified endowment contracts. If a Policy is classified as a modified endowment contract, the following special rules apply:

                         . a partial surrender will be taxable to you to the
                           extent that your Account Value exceeds your investment in the Policy;

                         . a loan from the Policy (together with any unpaid
                           interest included in Policy Debt), and the amount of any assignment or pledge of the Policy, will be taxed in the same manner as a partial surrender.

                      A penalty tax of 10% will be imposed on the amount of any full or partial surrender, loan and unpaid loan interest included in Policy Debt, assignment, or pledge on which you must pay tax. However, the penalty tax does not apply to a distribution made:

                        (1) after you reach age 59 1/2;

                        (2) because you have become disabled, within the
                            meaning of the tax law; or

                        (3) in substantially equal periodic payments (not less
                            frequently than annually) made over your life or life expectancy (or over the joint lives or life expectancies of you and your beneficiary, within the meaning of the tax law).

                      Special rules if you own more than one modified endowment contract. All modified endowment contracts that we (or any of our affiliates) issue to you within the same calendar year will be combined to determine the amount of any distribution from the Policy that will be taxable to you.

                      Interpretative issues. The tax law's rules relating to modified endowment contracts are complex and open to considerable variation in interpretation. You should consult your tax adviser before making any decisions regarding changes in coverage under or distributions from your Policy.


BUSINESS USES OF      Businesses can use the Policies in various arrangements,
A POLICY              including nonqualified deferred compensation or salary
                      continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.
                      The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing
                      Policy should consult a tax adviser.

TAX SHELTER           Prospective Owners that are corporations should consult a
REGULATIONS           tax adviser about the treatment of the Policy under the
                      Treasury Regulations applicable to corporate tax shelters.

ALTERNATIVE           There may also be an indirect tax upon the income in the
MINIMUM TAX           Policy or the proceeds of a Policy under the Federal
                      corporate alternative minimum tax, if the Owner is subject to that tax.

INCOME TAX            We may be required to withhold and pay to the IRS a part
WITHHOLDING           of the taxable portion of each distribution made under a
                      Policy. However, in many cases, you may elect not to have any amounts withheld. You are responsible for payment of all taxes and early distribution penalties, regardless of whether you request that no taxes be withheld or if we do not withhold a sufficient amount of taxes. At the time you request a distribution from the Policy, we will send you forms that explain the withholding requirements.

TAX STATUS OF         Under existing Federal income tax law, we do not expect
THE COMPANY           to incur any Federal income tax liability on the income
                      or gains in the Separate Account. Based upon this expectation, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we are required to pay taxes on some or all of the income and gains earned by the Separate Account, we may impose a charge for those taxes.

                      We may also incur state and local taxes, in addition to premium taxes for which a deduction from premiums is currently made. At present, these taxes are not significant. If there is a material change in state or local tax laws, we may impose a charge for any taxes attributable to the Separate Account.

OTHER TAX             The transfer of the Policy or designation of a
CONSIDERATIONS        Beneficiary may have Federal, state, and/or local
                      transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation skipping transfer tax consequences under Federal tax law.
                      The individual situation of each Owner or Beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for the purpose of Federal, state and local estate, inheritance, generation skipping and other taxes.

                      This discussion is based on our understanding of the Federal income tax law existing on the date of this prospectus. Congress, the IRS, and the courts may modify these laws at any time, and may do so retroactively. Any person concerned about the tax implications of ownership of a Policy should consult a tax adviser.

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


Other Policy Information

OPTIONAL              The Policy currently offers the following five Optional
PAYMENT PLANS         Payment Plans, free of charge, as alternatives to the
                      payment of a Death Benefit or Surrender Value in a lump sum (see the "Requesting Payments" provision of this prospectus):

                         . Income for a Fixed Period;

                         . Life Income;

                         . Income of a Definite Amount;

                         . Interest Income; and

                         . Joint Life and Last Survivor Income.


                      These options are described in the Statement of Additional Information.



                      You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Even if the Death Benefit under the Policy is excludible from income, payments under Optional Payment Plans may not be excludible in full. This is because earnings on the Death Benefit after the Insured's death are taxable and payments under the Optional Payment Plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Optional Payment Plans. Amounts allocated to an Optional Payment Plan will earn interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.


DIVIDENDS             The Policy is non-participating. We will not pay
                      dividends on the Policy.


INCONTESTABILITY      The limitations on our right to contest the Policy are
                      described in the Statement of Additional Information.



SUICIDE               Our obligations in the event an Insured commits suicide
EXCLUSION             are described in the Statement of Additional Information.


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



MISSTATEMENT OF       We will adjust the Death Benefit Proceeds if you misstate
AGE OR GENDER         an Insured's Age or gender in your application.

WRITTEN NOTICE        You should send any written notice to us at our Home
                      Office at the address listed on page 1 of this prospectus. The notice should include the Policy number and the full name of the Insured. We will send any notice to the address shown in the application unless an appropriate address change form has been filed with us.

TRUST If you name a trust as the Owner or Beneficiary of the Policy and the trustee subsequently exercises ownership rights or claims benefits thereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of Policy benefits to the trustee will release us from all obligations under the Policy to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

OTHER CHANGES         At any time, we may make such changes in the Policy as
                      are necessary:

                         . to assure compliance at all times with the
                           definition of life insurance prescribed by the Code;

                         . to make the Policy, our operations, or the operation
                           of the Separate Account conform with any law or regulation issued by any government agency to which they are subject; or

                         . to reflect a change in the operation of the Separate
                           Account, if allowed by the Policy and applicable regulations.

                      Only the President or a Vice President of the Company has the right to change the Policy. No financial representative appointed as our agent has the authority to change the Policy or waive any of its terms. The President or a Vice President of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS We maintain records and accounts of all transactions involving the Policy, the Separate Account, and Policy Debt. Within 30 days after each Policy anniversary, we will send you a report showing information about your Policy. The report will show:

                         . the Specified Amount;

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




                         . the Account Value;

                         . the value in each Subaccount;

                         . the Surrender Value;

                         . the Policy Debt; and

                         . the premiums paid and charges made during the Policy
                           year.

                      We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, when you pay premiums, if you take out a Policy loan, make transfers, or take partial surrenders, you will receive a written confirmation of these transactions.

SUPPLEMENTAL          There are several supplemental benefits that may be added
BENEFITS              to a Policy. These benefits may not be available in all
                      states or markets.

                      All riders are available at the time the Policy is issued or any time thereafter with the exception of the waiver of Planned Periodic Premium which is only available at issue. Riders may be canceled at any time by notifying us in writing at our Home Office.


                      We will deduct monthly charges from your Account Value as part of the monthly deduction for the benefits described below except for the Accelerated Benefit Rider, for which there is no charge. See the "Charges and Deductions -- Monthly Deduction" provision of this prospectus.


                      Additional rules and limits apply to these supplemental benefits. Please ask your financial representative for further information and individual illustrations or contact our Home Office at the address or telephone number listed on page 1 of this prospectus.


                      Accelerated Benefit Rider. You may elect an accelerated benefit if the Insured is terminally ill. There is no charge for the election of this rider. The Accelerated Benefit Rider provides you with access to a portion of the Death Benefit during the Insured's lifetime, if the Insured is diagnosed with a terminal illness. Additional information concerning this rider, including the amount and when it becomes available, is included in the Statement of Additional Information.



                      Accidental Death Benefit Rider. This rider provides an additional Death Benefit should the Insured's death occur as a result of an accident (as defined by the rider). Amounts provided by this benefit are in addition to the Specified Amount of the base Policy. The Specified Amount of the rider can be from $5,000 to $200,000, but may not exceed the Specified Amount of the base Policy. The maximum monthly charge is $0.19 per $1,000 of Specified Amount but ends at attained age 70 when rider expires.

                      Additional Insured Rider. An additional Insured can be added with this term insurance rider. The rider is available to the same issue Ages and risk classes as the base Insured. The minimum amount of insurance is $10,000 and the maximum is the Specified Amount on the base Policy. This rider also contains a conversion option that expires on the Policy anniversary nearest the additional Insured's 70th birthday. The cost of this rider will not exceed the cost of insurance on a guaranteed basis. The charge for this rider is based on the additional Insured's Age, risk class and gender.

                      Children's Insurance Rider. This rider provides available insurance coverage for each child of the Insured. The minimum amount of insurance coverage is $2,000; the maximum amount is $10,000. There is a conversion privilege at the Policy anniversary nearest each child's 25th birthday or when the Policy ends, if earlier. If the Insured dies while the Policy is in effect, each child that is covered under this rider will receive a fully-paid Policy for the rider amount of insurance. The current and maximum monthly rate for this rider is $0.50 per $1,000 of rider insurance coverage.

                      Waiver of Monthly Deduction Rider. In the event of total disability, this rider provides premium payments for the Policy. The rider is available for issue ages 15-60 (rating restrictions may apply). The amount of premium benefit equals the maximum monthly deduction required to keep the Policy in force. Coverage under this rider ends on the Policy anniversary nearest the Insured's 65th birthday unless the Insured has been continuously disabled for the previous five years. The maximum cost of the rider is 31.83% of the total monthly cost of insurance charges, including rider cost of insurance.

                      Waiver of Planned Periodic Premium Rider. This rider will provide a benefit in the form of planned monthly premium payments to the Policy in the event of a disability (as defined in the rider). Coverage under this rider ends on the Policy anniversary that occurs on or nearest to the Insured's 65th birthday unless the Insured has been continuously disabled for the previous five years occurring before that date. The cost of this rider is based on a percentage of the total monthly benefit. This rider does not guarantee the Policy will not terminate. The monthly benefit amount selected may not be sufficient at the time of disability to cover all Policy costs.

USING THE             You can assign the Policy as collateral security. You
POLICY AS             must notify us in writing on the appropriate form if you
COLLATERAL            assign the Policy. Any payments we make before we receive
                      notice of the assignment will not be affected. We are not responsible for the validity of an assignment. An assignment may affect your rights and the rights of the Beneficiary(ies).

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



REINSURANCE           We may reinsure a portion of the risks assumed under the
                      Policies.


LEGAL                 We, like other insurance companies, are involved in
PROCEEDINGS           lawsuits, including class action lawsuits. In some class
                      action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Except for the McBride case described below, the ultimate outcome of which, and any effect on us, cannot be determined at this time, management believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on our consolidated financial statements.







                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.



                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature.

Financial Statements


                      We have included the consolidated financial statements of the Company and its subsidiary and financial statements of the Separate Account in the Statement of Additional Information. You should distinguish the consolidated financial statements of the Company and its subsidiary from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.

Definitions

                      The following terms are used throughout the prospectus:

                      Account Value -- The total amount of assets allocated to each Subaccount.

                      Age -- The age on the Insured's birthday nearest the Policy Date or a Policy anniversary.

                      Attained Age -- The Insured's Age on the Policy Date plus the number of full years since the Policy Date.

                      Beneficiary(ies) -- The person(s) or entity(ies) you designate to receive the Death Benefit payable at the death of the Insured.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Company -- GE Life and Annuity Assurance Company.

                      Continuation Amount -- A cumulative amount set forth on the Policy data pages for each month of the Continuation Period representing the minimum Net Total Premium required to keep the Policy in force during the Continuation Period.

                      Continuation Period -- The number of Policy years during which the Policy will not lapse if the Net Total Premium is at least equal to the Continuation Amount for the number of Policy Months that the Policy has been in force.

                      Death Benefit -- The amount determined under the death benefit option in effect as of the date of death of the Insured.

                      Death Benefit Proceeds -- The amount of proceeds determined under the applicable Death Benefit option.

                      Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any of our other separate accounts.

                      Home Office -- Our offices located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Insured -- The person(s) upon whose life is insured under the Policy.

                      Monthly Anniversary Date -- The same date in each month as the Policy Date.

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




                      Net Premium -- The portion of each premium you allocate to one or more Subaccounts. It is equal to the premium paid times the Net Premium Factor.

                      Net Premium Factor -- The factor we use in determining the Net Premium which reflects a deduction from each premium paid.

                      Net Total Premium -- On any date, Net Total Premium equals the total of all premiums paid to that date minus
                      (a) divided by (b), where:

                        (a) is any outstanding Policy Debt, plus the sum of any
                            partial surrenders to date; and

                        (b) is the Net Premium Factor.

                      Optional Payment Plan -- A plan under which any part of Death Benefit Proceeds or Surrender Value proceeds can be used to provide a series of periodic payments to you or your Beneficiary(ies).

                      Owner -- The Owner of the Policy. "You" or "your" refers to the Owner. You may also name Contingent Owners.

                      Planned Periodic Premium -- A level premium amount scheduled for payment at fixed intervals over a specified period of time.


                      Policy -- The Policy and application(s), including any riders and endorsements.


                      Policy Date -- The date as of which we issue the Policy and the date as of which the Policy becomes effective. We measure Policy years and anniversaries from the Policy Date. The Policy Date is shown on the Policy data pages. If the Policy Date would otherwise fall on the 29th, 30th, or 31st day of a month, the Policy Date will be the 28th.

                      Policy Debt -- The amount of outstanding loans plus any accrued interest. Policy Debt is deducted from proceeds payable at the death of the Insured.

                      Policy Month -- A one-month period beginning on a Monthly Anniversary Date and ending on the day immediately preceding the next Monthly Anniversary Date.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all states or in all markets.

                      Separate Account -- GE Life & Annuity Separate Account II, a segregated asset account of the Company to which you allocate Net Premiums.

                      Specified Amount -- An amount we use in determining insurance coverage.

                      Subaccounts -- A subdivision of the Separate Account, the assets of which are invested exclusively in a corresponding Portfolio of a Fund. A Subaccount may also be referred to as an Investment Subdivision in the Policy and/or marketing materials.

                      Surrender Value -- The amount we pay you when you surrender the Policy. It is equal to your Account Value minus any Policy Debt and minus any applicable surrender charge.

                      Unit Value -- A unit of measure we use to calculate the assets for each Subaccount.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

                      The Statement of Additional Information includes additional information about GE Life & Annuity Separate Account II. We filed the Statement of Additional Information with the SEC. The Statement of Additional Information is incorporated by reference in this prospectus and it is legally a part of the prospectus.


                      For general information or to obtain free copies of:

                         . the Policy prospectus or the Portfolio prospectuses;


                         . the Statement of Additional Information;


                         . a personalized illustration of Death Benefit and
                           Surrender Values; or

                         . any required forms,

                      Call: 1-800-352-9910

                      Or write: GE Life and Annuity Assurance Company
                                6610 West Broad Street
                                Richmond, Virginia 23230

                      Or contact your financial representative.

                      Information about the Policy also is available at www.gefinancialservice.com.


                      Information about GE Life & Annuity Separate Account II, including the Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about GE Life & Annuity Separate Account II are available on the SEC's internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102.


                      Investment Company Act File No. 811-04885.

Appendix



                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, before any expense reimbursements or fee waiver arrangements) as of December 31, 2003.



                                                                                     Total
                                                                                   Underlying
                                          Management 12b-1 Administrative  Other   Portfolio
                                             Fees    Fees     Expense     Expenses  Expenses
---------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II
   shares                                    0.73%   0.25%       N/A        0.31%     1.29%
  AIM V.I. Capital Appreciation Fund --
   Series I shares                           0.61     N/A        N/A        0.24      0.85
  AIM V.I. Growth Fund -- Series I
   shares/1/                                 0.63     N/A        N/A        0.27      0.90
  AIM V.I. Premier Equity Fund --
   Series I shares                           0.61     N/A        N/A        0.24      0.85

AllianceBernstein Variable Products
Series Fund, Inc.
---------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income
   Portfolio -- Class B                      0.63    0.25       0.00        0.03      0.91
  AllianceBernstein Premier Growth
   Portfolio -- Class B                      1.00    0.25       0.00        0.05      1.30
  AllianceBernstein Small Cap Growth
   Portfolio -- Class B (formerly,
   Quasar Portfolio)                         1.00    0.25       0.00        0.36      1.61
  AllianceBernstein Technology
   Portfolio -- Class B                      1.00    0.25       0.00        0.12      1.37

Dreyfus
---------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial Shares       0.75     N/A        N/A        0.09      0.84

Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund               0.58    0.25       0.25%       0.28      1.36
  VT Worldwide Health Sciences Fund          1.14    0.25       0.25        0.55      2.19

Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2         0.52    0.25        N/A        0.20      0.97

Federated Insurance Series
---------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II
   -- Service Shares                         0.60    0.25       0.25        0.15      1.25
  Federated Kaufmann Fund II --
    Service Shares                           1.43    0.25       0.25        1.72      3.65

Fidelity Variable Insurance Products
Fund
---------------------------------------------------------------------------------------------
  VIP Asset Manager Portfolio -- Service
   Class 2                                   0.53    0.25        N/A        0.13      0.91
  VIP Contrafund(R) Portfolio -- Service
   Class 2                                   0.58    0.25        N/A        0.10      0.93


                    /1/ This portfolio expense is as a result of a
                        reorganization of another fund into the AIM V.I. Growth Fund, which occurred on April 30, 2004. The AIM V.I. Growth Fund's Total Underlying Portfolio Expenses have been restated to reflect current expenses.

                                                                                     Total
                                                                                   Underlying
                                          Management 12b-1 Administrative  Other   Portfolio
                                             Fees    Fees     Expense     Expenses  Expenses
---------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products
Fund (continued)
---------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2              0.58%   0.25%       N/A        1.27%     2.10%
  VIP Equity-Income Portfolio -- Service
   Class 2                                   0.48    0.25        N/A        0.09      0.82
  VIP Growth Portfolio -- Service
   Class 2                                   0.58    0.25        N/A        0.09      0.92
  VIP Growth & Income Portfolio --
   Service Class 2                           0.48    0.25        N/A        0.12      0.85
  VIP Mid Cap Portfolio -- Service
   Class 2                                   0.58    0.25        N/A        0.12      0.95
  VIP Value Strategies Portfolio --
   Service Class 2                           0.58    0.25        N/A        0.16      0.99

GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------
  Income Fund                                0.50     N/A        N/A        0.05      0.55
  Mid-Cap Value Equity Fund                  0.65     N/A        N/A        0.04      0.69
  Money Market Fund                          0.39     N/A        N/A        0.04      0.43
  Premier Growth Fund                        0.65     N/A        N/A        0.05      0.70
  Real Estate Securities Fund                0.85     N/A        N/A        0.04      0.89
  S&P 500(R) Index Fund                      0.35     N/A        N/A        0.02      0.37
  Small-Cap Value Equity Fund                0.80     N/A        N/A        0.06      0.86
  Total Return Fund                          0.48     N/A        N/A        0.05      0.53
  U.S. Equity Fund                           0.55     N/A        N/A        0.06      0.61
  Value Equity Fund                          0.65     N/A        N/A        0.08      0.73

Greenwich Street Series Fund
---------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive
   Growth Fund -- Class II (formerly,
   Salomon Brothers Variable
   Emerging Growth Fund)                     0.75    0.25       0.20%       0.44      1.64

Janus Aspen Series
---------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares       0.65    0.25        N/A        0.02      0.92
  Capital Appreciation Portfolio --
   Service Shares                            0.65    0.25        N/A        0.03      0.93
  Global Life Sciences Portfolio --
   Service Shares                            0.65    0.25        N/A        0.32      1.22
  Global Technology Portfolio -- Service
   Shares                                    0.65    0.25        N/A        0.20      1.10
  Growth Portfolio -- Service Shares         0.65    0.25        N/A        0.02      0.92
  International Growth Portfolio --
   Service Shares                            0.65    0.25        N/A        0.11      1.01
  Mid Cap Growth Portfolio -- Service
   Shares                                    0.65    0.25        N/A        0.02      0.92
  Worldwide Growth Portfolio -- Service
   Shares                                    0.65    0.25        N/A        0.06      0.96

                                                                                       Total
                                                                                     Underlying
                                            Management 12b-1 Administrative  Other   Portfolio
                                               Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------

Merrill Lynch Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund --
   Class III Shares                            0.60%   0.25%      N/A         0.07%     0.92%
  Merrill Lynch Growth V.I. Fund --
   Class III Shares                            0.65    0.25       N/A         0.38      1.28
  Merrill Lynch Small Cap Value V.I.
   Fund -- Class III Shares                    0.75    0.25       N/A         0.08      1.08

MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock
   Series -- Service Class Shares              0.75    0.25       N/A         0.13      1.13
  MFS(R) Investors Trust Series --
   Service Class Shares                        0.75    0.25       N/A         0.12      1.12
  MFS(R) New Discovery Series --Service
   Class Shares                                0.90    0.25       N/A         0.14      1.29
  MFS(R) Utilities Series -- Service Class
   Shares                                      0.75    0.25       N/A         0.17      1.17

Nations Separate Account Trust
-----------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio             0.75    0.25       N/A         0.38      1.38
  Nations Marsico International
   Opportunities Portfolio                     0.80    0.25       N/A         0.79      1.84

Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth
   Fund/VA -- Service Shares                   0.68    0.25       N/A         0.02      0.95
  Oppenheimer Balanced Fund/VA --
   Service Shares                              0.73    0.25       N/A         0.03      1.01
  Oppenheimer Capital Appreciation
   Fund/VA -- Service Shares                   0.65    0.25       N/A         0.04      0.94
  Oppenheimer Global Securities
   Fund/VA -- Service Shares                   0.63    0.25       N/A         0.05      0.93
  Oppenheimer Main Street Fund/VA --
   Service Shares                              0.68    0.25       N/A         0.03      0.96
  Oppenheimer Main Street Small Cap
   Fund/VA -- Service Shares                   0.75    0.25       N/A         0.23      1.23

PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar
   Hedged) -- Administrative Class
   Shares                                      0.25     N/A       N/A         0.68      0.93
  High Yield Portfolio -- Administrative
   Class Shares                                0.25     N/A       N/A         0.50      0.75
  Long-Term U.S. Government
   Portfolio -- Administrative Class
   Shares                                      0.25     N/A       N/A         0.41      0.66
  Total Return Portfolio -- Administrative
   Class Shares                                0.25     N/A       N/A         0.40      0.65

                                                                                    Total
                                                                                  Underlying
                                         Management 12b-1 Administrative  Other   Portfolio
                                            Fees    Fees     Expense     Expenses  Expenses
--------------------------------------------------------------------------------------------

The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II            0.60%   0.25%      0.15%       0.04%     1.04%
  Jennison 20/20 Focus Portfolio --
   Class II                                 0.75    0.25       0.15        0.20      1.35

Rydex Variable Trust
--------------------------------------------------------------------------------------------
  OTC Fund                                  0.75     N/A        N/A        0.78      1.53

Salomon Brothers Variable Series
Fund Inc
--------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap
   Fund -- Class II                         0.45    0.25       0.20        0.86      1.76

Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares     0.60    0.25        N/A        0.05      0.90
  Emerging Growth Portfolio -- Class II
   Shares                                   0.70    0.25        N/A        0.07      1.02



                      Underlying Portfolio Annual Expenses (as a percentage of underlying portfolio net assets, after any expense reimbursements or fee waiver arrangements) as of December 31, 2003.





                                                                                     Total
                                                                                   Underlying
                                          Management 12b-1 Administrative  Other   Portfolio
                                             Fees    Fees     Expense     Expenses  Expenses
---------------------------------------------------------------------------------------------

AllianceBernstein Variable Products Series
Fund, Inc.
---------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income
   Portfolio -- Class B                      0.55%   0.25%       N/A        0.03%     0.83%
  AllianceBernstein Premier Growth
   Portfolio -- Class B                      0.75    0.25       0.00        0.05      1.05
  AllianceBernstein Small Cap Growth
   Portfolio -- Class B (formerly,
   Quasar Portfolio)                         0.75    0.25        N/A        0.36      1.36
  AllianceBernstein Technology
   Portfolio -- Class B                      0.75    0.25        N/A        0.12      1.12

Federated Insurance Series
---------------------------------------------------------------------------------------------
  Federated High Income Bond
   Fund II -- Service Shares                 0.60    0.25       0.00        0.15      1.00
  Federated Kaufmann Fund II --
   Service Shares                            0.00    0.25       0.00        1.50      1.75

Fidelity Variable Insurance Products Fund
---------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio --
   Service Class 2                           0.53    0.25        N/A        0.11      0.89
  VIP Contrafund(R) Portfolio -- Service
   Class 2                                   0.58    0.25        N/A        0.07      0.90

                                                                                       Total
                                                                                     Underlying
                                            Management 12b-1 Administrative  Other   Portfolio
                                               Fees    Fees     Expense     Expenses  Expenses
-----------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund
(continued)
-----------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation
   Portfolio -- Service Class 2                0.58%   0.25%      N/A         0.72%     1.15%
  VIP Equity-Income Portfolio -- Service
   Class 2                                     0.48    0.25       N/A         0.08      0.81
  VIP Growth Portfolio -- Service
   Class 2                                     0.58    0.25       N/A         0.06      0.89
  VIP Growth & Income Portfolio --
   Service Class 2                             0.48    0.25       N/A         0.11      0.84
  VIP Mid Cap Portfolio -- Service
   Class 2                                     0.58    0.25       N/A         0.10      0.93
  VIP Value Strategies Portfolio --
    Service Class 2                            0.58    0.25       N/A         0.13      0.96

Merrill Lynch Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I.
   Fund -- Class III Shares                    0.65    0.25       N/A         0.37      1.27

MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock
   Series -- Service Class Shares              0.75    0.25       N/A         0.12      1.12
  MFS(R) New Discovery Series --
    Service Class Shares                       0.90    0.25       N/A         0.13      1.28
  MFS(R) Utilities Series -- Service Class
   Shares                                      0.75    0.25       N/A         0.16      1.16

Nations Separate Account Trust
-----------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio             0.75    0.00       N/A         0.38      1.13
  Nations Marsico International
   Opportunities Portfolio                     0.46    0.25       N/A         0.79      1.50

                    Statement of Additional Information For


          Flexible Premium Variable Universal Life Insurance Policies


                                  Policy Form
                                  P1250 9/97

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account II
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: 1-800-352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2004, for the Flexible Premium Variable Universal Life Insurance Policies issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account II.


For a free copy of the prospectus:

    Call:  1-800-352-9910

 Or write: GE Life and Annuity Assurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

 Or visit: www.gefinancialservice.com

   Or contact your financial representative


The date of this Statement of Additional Information is April 30, 2004.

Table of Contents



           The Company.....................................................  B-3

           The Separate Account............................................  B-4

           Agreements With Distributors and Advisers for the Funds.........  B-4

           Additional Information About the Cost of Insurance Charge.......  B-4

           Reduction of Charges for Group Sales............................  B-5

           Continuation Amount and Continuation Period.....................  B-6

           Grace Period....................................................  B-6

           Reinstatement...................................................  B-7

           Determining the Death Benefit...................................  B-8

           Unit Values..................................................... B-10

           Net Investment Factor........................................... B-10

           Tax Status of the Policy........................................ B-10

           Maturity Value.................................................. B-11

           Special Rule for Certain Cash Distributions in the First 15
           Policy Years.................................................... B-11

           Loans........................................................... B-11

           Loss of Interest Deduction Where Policies are Held by or for
           the Benefit of Corporations, Trusts, Etc........................ B-11

           Changes and Exchanges........................................... B-12

           Optional Payment Plans.......................................... B-12

           Incontestability................................................ B-13

           Suicide Exclusion............................................... B-13

           Additional Information About the Accelerated Benefit Rider...... B-14

           Other Policies.................................................. B-16

           Sale of the Policies............................................ B-16

           Legal Matters................................................... B-17

           Experts......................................................... B-17

           Actuarial Matters............................................... B-18

           Performance Information......................................... B-18

           Financial Statements............................................ B-19

THE COMPANY           We are a stock life insurance company operating under a
                      charter granted by the Commonwealth of Virginia on March
                      21, 1871 to The Life Insurance Company of Virginia.
                      General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE
                      Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. ("GE
                      Financial Assurance") and ultimately the majority of the outstanding common stock to General Electric Capital
                      Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company
                      ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance
                      Company. Harvest's former parent, Federal Home Life
                      Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.





                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, and life insurance. We do business in the District of Columbia and all states except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.





                      At December 31, 2003, all of our outstanding common stock was owned directly and indirectly by GE Financial Assurance. GE Financial Assurance acquired approximately three percent of our outstanding common stock, pursuant to a Stock Purchase Agreement, dated November 18, 2003 by and between Phoenix Life Insurance Company and GE Financial Assurance. GE Capital Assurance and Federal both indirect subsidiaries of GE Financial Assurance, own approximately eighty-five percent and twelve percent of our outstanding common stock, respectively. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of GE Capital, which in turn is a wholly owned subsidiary of General Electric



                      Capital Services, Inc., which in turn is a wholly owned direct subsidiary of General Electric Company ("GE"). At December 31, 2003, all of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("BLAC") as a result of a contribution on November 7, 2003 of our preferred shares by GE Financial Assurance. BLAC is a wholly owned direct subsidiary of GE Financial Assurance.



                      On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GE Life and Annuity Assurance Company. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE          We established the GE Life & Annuity Separate Account II
ACCOUNT               as a separate investment account on August 21, 1986. The
                      Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940
                      (the "1940 Act") and meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

AGREEMENTS WITH       We have entered into agreements with either the
DISTRIBUTORS AND      investment adviser or distributor of each of the Funds
ADVISERS FOR THE      under which the adviser or distributor pays us a fee
FUNDS                 ordinarily based upon a percentage of the average annual
                      aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. The amounts we receive under these agreements may be significant. The agreements reflect administrative services we provide.

ADDITIONAL            To determine your cost of insurance for a particular
INFORMATION           Policy Month, we multiply your net amount at risk by the
ABOUT THE COST        applicable cost of insurance rate. We determine your net
OF INSURANCE          amount at risk by the following formula:
CHARGE


                    Death Benefit Proceeds
                                           -   Account Value
                    -------------------
                         1.0032737

                      If the Specified Amount has increased, we first consider the Account Value part of the initial Specified Amount. If the Account Value is more than the initial Specified Amount, we will allocate that Account Value to the increases in Specified Amount in the order of such increases.

REDUCTION OF          We may reduce charges and/or deductions for sales of the
CHARGES FOR           Policies to a trustee, employer or similar entity
GROUP SALES           representing a group or to members of the group where
                      such sales result in savings of sales or administrative expenses. We will base these discounts on the following:

                        (1) The size of the group.  Generally, the sales
                            expenses for each individual Owner for a larger group are less than for a smaller group because more Policies can be implemented with fewer sales contacts and less administrative cost.

                        (2) The total amount of premium payments to be received
                            from a group. The number of Policy sales and other expenses are generally proportionately less on larger premium payments than on smaller ones.

                        (3) The purpose for which the Policies are
                            purchased. Certain types of plans are likely to be more stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer Policy terminations. As a result, our sales and other expenses are reduced.

                        (4) The nature of the group for which the Policies are
                            purchased. Certain types of employee and professional groups are more likely to continue Policy participation for longer periods than are other groups with more mobile membership. If fewer Policies are terminated in a given group, our sales and other expenses are reduced. Likewise, we may realize reduced sales and other expenses for sales to groups that are affiliated with us or with whom we transact business, such as our own employees, the employees of our affiliated companies, the employees of broker/dealers with whom we have selling agreements and the employees of our other business partners, including family members of such employees.

                        (5) Other circumstances.  There may be other
                            circumstances of which we are not presently aware, which could result in reduced sales expenses.

                      If, after we consider the factors listed above, we determine that a group purchase would result in reduced sales expenses, we may reduce the charges and/or deductions for each group. Reductions in these charges and/or deductions will not be unfairly discriminatory against any person, including the affected Owners and all other owners of policies funded by the Separate Account.

                      Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

CONTINUATION          On any Monthly Anniversary Date during the Continuation
AMOUNT AND            Period, if the Surrender Value of the Policy is not
CONTINUATION          sufficient to cover the monthly deduction, the Policy
PERIOD                will remain in effect if the Net Total Premium is at
                      least equal to the Continuation Amount.

                      At the end of the Continuation Period, you may have to pay an additional premium to keep the Policy in effect.

                      An increase in Specified Amount will increase the Continuation Amount. A decrease in Specified Amount will reduce the Continuation Amount. Any termination and subsequent reinstatement of the Policy will reduce the Continuation Amount. We will send you a supplemental Policy data page reflecting any adjusted amounts. The Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

GRACE PERIOD          On any Monthly Anniversary Date during the Continuation
                      Period, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate, if:

                        (1) the Surrender Value is not sufficient to cover the
                            monthly deduction; and

                        (2) the Net Total Premium is less than the Continuation
                            Amount.

                      The amount of the sufficient premium will equal the lesser of (1) and (2), where:

                        (1) equals the monthly deduction due minus the
                            Surrender Value, and that result divided by the Net Premium Factor; and

                        (2) equals the Continuation Amount minus the Net Total
                            Premium.

                      All amounts in (1) and (2) above are as of the Monthly Anniversary Date at the beginning of the grace period.

                      On any Monthly Anniversary Date after the Continuation Period, if the Surrender Value is not sufficient to cover the monthly deduction, you must pay a premium sufficient to keep the Policy in effect or coverage will terminate. In this case, the amount of the sufficient premium will equal the monthly deduction due minus the Surrender Value, and that result is then divided by the Net Premium Factor. As used in this paragraph, the monthly deduction due and the Surrender Value are both as of the Monthly Anniversary Date at the beginning of the grace period.


                      In either case, we will mail you written notice of the sufficient premium. This notice will be sent to your last known address. You have a 61-day grace period from the date we mail the notice to pay the sufficient premium.

                      Coverage continues during the 61-day grace period. If the sufficient premium is not paid by the end of the grace period, the Policy will terminate without value. If the death of the Insured occurs during the grace period, Death Benefit Proceeds will be reduced by the amount of the sufficient premium that would have been required to keep the Policy in effect.


REINSTATEMENT         You may reinstate this Policy within three years of the
                      end of the grace period if:

                        (1) you submit an application for reinstatement;

                        (2) you provide required evidence of insurability
                            satisfactory to us to determine the guaranteed maximum cost of insurance rate;

                        (3) the Policy has not been surrendered for cash; and

                        (4) you pay the premium as described below.

                      The Policy will be reinstated as of the date we approve the reinstatement. The surrender charge and the Continuation Period will be as though the Policy had been in effect continuously from its original Policy Date.

                      On the date of reinstatement, the Account Value will be allocated to the Subaccount specified by you. Unless you tell us otherwise, these allocations will be made in the same manner that Net Premiums are allocated.

                      If the Policy terminates and is reinstated before the end of the Continuation Period, you will have to pay a premium equal to (1) minus (2) minus (3) plus (4), where:

                        (1) is the Continuation Amount as of the date of
                            reinstatement;

                        (2) is the sum of the monthly deductions that would
                            have been made during the period between termination and reinstatement, divided by the Net Premium Factor;

                        (3) is the Net Total Premium on the date of
                            termination; and

                        (4) is an amount sufficient to keep the Policy in
                            effect for two Policy Months after the date of reinstatement.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the Account Value on the first day of the grace
                            period;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

                      If the Policy terminates before the end of the Continuation Period, and is reinstated after the end of the Continuation Period, you will have to pay a premium which, after multiplying it by the Net Premium Factor, equals (1) plus (2) minus (3), where:

                        (1) is the surrender charge on the date of termination;

                        (2) is an amount equal to the monthly deduction for two
                            months after the date of reinstatement; and

                        (3) is the Account Value on the date of termination.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) plus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is an amount equal to the monthly deduction for the
                            two months after the date of reinstatement, minus the monthly deduction for the month following the date of reinstatement; and

                        (3) is any premium paid in excess of the required
                            reinstatement premium, multiplied by the Net
                            Premium Factor.

                      If the Policy terminates after the end of the Continuation Period and is reinstated, you will have to pay the amount of premium necessary to keep the Policy in effect for at least two months.

                      On the date of reinstatement, the Account Value will equal (1) plus (2) minus (3), where:

                        (1) is the surrender charge in effect on the date of
                            reinstatement;

                        (2) is the premium paid to reinstate multiplied by the
                            Net Premium Factor; and

                        (3) is the monthly deduction for the month following
                            the date of reinstatement.

DETERMINING THE       In the application for original coverage, you must meet
DEATH BENEFIT         the Guideline Premium Test as defined in Section 7702(c)
                      of the Code in order for the Policy to be treated as life insurance in accordance with the Code.

                      Guideline Premium Test

                      Under the Guideline Premium Test, you must also choose one of two Death Benefit options.

                      Under Option A, the Death Benefit is the greater of (1) and (2), where:

                        (1) is the Specified Amount plus the Account Value; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table below).

                      Under Option B, the Death Benefit is the greater of (1) and (2), where:

                        (1) is the Specified Amount; and

                        (2) is the Account Value multiplied by the corridor
                            percentage (see table below).

                      Under Options A and B, the Death Benefit is the Account Value multiplied by 101%.

                      The corridor percentage depends on the Attained Age of the Insured on the date of death.

                  Attained     Corridor   Attained    Corridor
                    Age       Percentage    Age      Percentage
                -----------------------------------------------
                40 or younger    250%        61         128%
                     41          243%        62         126%
                     42          236%        63         124%
                     43          229%        64         122%
                     44          222%        65         120%
                     45          215%        66         119%
                     46          209%        67         118%
                     47          203%        68         117%
                     48          197%        69         116%
                     49          191%        70         115%
                     50          185%        71         113%
                     51          178%        72         111%
                     52          171%        73         109%
                     53          164%        74         107%
                     54          157%       75-90       105%
                     55          150%        91         104%
                     56          146%        92         103%
                     57          142%        93         102%
                     58          138%    94 or older    101%
                     59          134%
                     60          130%
                -----------------------------------------------

                      The Specified Amount and Account Value used in calculating the Death Benefit are amounts in effect on the date of death. In no event will the Death Benefit be less than the amount required to keep the Policy qualified as life insurance.

UNIT VALUES           We will purchase shares of the Portfolios at net asset
                      value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate
                      Portfolios at net asset value to pay surrender/partial surrender proceeds or for other purposes described in the Policy. We automatically reinvest all dividends and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay
                      Portfolio dividends or Portfolio distributions to Owners as additional units, but instead reflect them in unit values.

                      We arbitrarily set the unit value for each Subaccount at $10 when we establish the Subaccount. After that, a Subaccount's unit value varies to reflect the investment experience of the Portfolio in which the Subaccount invests, and may increase or decrease from one Valuation Day to the next. We determine unit value, after a Subaccount's operations begin, by multiplying the net investment factor (described below) for that Valuation Period by the unit value for the immediately preceding Valuation Period.

NET INVESTMENT        The net investment factor for a Valuation Period is (1)
FACTOR                divided by (2), where:
                        (1) is the result of:

                            (a) the value of the assets at the end of the
                                preceding Valuation Period; plus

                            (b) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (c) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (d) any amount charged against the Separate Account
                                for taxes, or any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Separate Account; and

                        (2) is the value of the assets in the Subaccount at the
                            end of the preceding Valuation Period.

TAX STATUS OF         For Policies designed to comply with the tax law's
THE POLICY            Guideline Premium Test, favorable tax treatment will
                      apply to your Policy only if the premiums paid for your Policy do not exceed a limit established by the tax law.
                      An increase or decrease in the Policy's Specified Amount may change this premium limit. Also, a minimum death benefit requirement must be satisfied. As a result, we may need to return a portion of your premiums, with earnings thereon, and impose higher cost of insurance charges (not exceeding those guaranteed) in the future. We will monitor the premiums paid for your Policy to keep them within the tax law's limit.

MATURITY VALUE        In a few states, a maturity value will be paid. Maturity
                      proceeds will be taxable to the extent the amount received plus Policy Debt exceeds the "investment in the contract." You will be taxed on these amounts at ordinary income tax rates, not at lower capital gains tax rates.
                      Your "investment in the contract" generally equals the total of the premiums paid for your Policy plus the amount of any loan that was includible in your income, reduced by any amounts you previously received from the Policy that you did not include in your income.

SPECIAL RULE FOR      During the first 15 years after your Policy is issued, if
CERTAIN CASH          we distribute cash to you and reduce the Death Benefit
DISTRIBUTIONS IN      Proceeds (e.g., by decreasing the Policy's Specified
THE FIRST 15          Amount), you may be required to pay tax on all or part of
POLICY YEARS          the cash payment, even if it is less than your
                      "investment in the contract." This also may occur if we distribute cash to you up to two years before the proceeds are reduced, or if the cash payment is made in anticipation of the reduction. However, you will not be required to pay tax on more than the amount by which your Account Value exceeds your "investment in the contract."



LOANS If your Policy terminates (by a full surrender or by a lapse) while the Insured is alive, you will be taxed on the amount (if any) by which the Policy Debt plus any amount received due to partial surrenders exceeds your investment in the Policy.

                      Generally, interest paid on Policy Debt or other indebtedness related to the Policy will not be tax deductible, except in the case of certain indebtedness under a Policy covering a "key person." A tax adviser should be consulted before taking any Policy loan.

LOSS OF INTEREST      If an entity (such as a corporation or a trust, not an
DEDUCTION             individual) purchases a Policy or is the Beneficiary(ies)
WHERE POLICIES        of a Policy issued after June 8, 1997, a portion of the
ARE HELD BY OR        interest on indebtedness unrelated to the Policy may not
FOR THE BENEFIT       be deductible by the entity. However, this rule does not
OF CORPORATIONS,      apply to a Policy owned by an entity engaged in a trade
TRUSTS, ETC.          or business which covers the life of an individual who is:

                         . a 20% owner of the entity; or

                         . an officer, director, or employee of the trade or
                           business, at the time first covered by the Policy.

                      Entities that are considering purchasing the Policy, or that will be a Beneficiary(ies) under a Policy, should consult a tax advisor.

CHANGES AND           The right to change Owners and changes reducing future
EXCHANGES             amounts of Death Benefit Proceeds may have tax
                      consequences depending upon the circumstances of each change. The exchange of one life insurance policy for another life insurance policy generally is not taxed
                      (unless cash is distributed or a loan is reduced or forgiven).

OPTIONAL              The Policy currently offers the following five Optional
PAYMENT PLANS         Payment Plans, free of charge, as alternatives to the
                      payment of a Death Benefit or Surrender Value in a lump sum (see "Requesting Payments" provision of this prospectus):


                          Plan 1 -- Income for a Fixed Period. We will make equal periodic payments for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies before the end of the fixed period, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at a yearly rate of 3%. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided. Discounted means we will deduct the amount of interest each remaining payment would have included had it not been distributed early.


                          Plan 2 -- Life Income. We will make equal monthly payments for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. If the payee dies before the end of the guaranteed period, we will discount the amount of remaining payments for the minimum period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. We will make equal periodic payments of a definite amount. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

                          Plan 4 -- Interest Income. We will make periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided.

                          Plan 5 -- Joint Life and Last Survivor Income. We will make equal monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same interest rate used to calculate the monthly income. We will pay the discounted amount in one sum to the last survivor's estate unless otherwise provided.

                      You may select an Optional Payment Plan in your application or by writing our Home Office. We will transfer any amount left with us for payment under an Optional Payment Plan to our General Account. Payments under an Optional Payment Plan will not vary with the investment performance of the Separate Account because they are forms of fixed-benefit annuities. Amounts allocated to an Optional Payment Plan will be credited interest at 3% compounded annually. Certain conditions and restrictions apply to payments received under an Optional Payment Plan. For further information, please review your Policy or contact one of our authorized agents.

                      If Death Benefit Proceeds under the Policy are paid under one of the Optional Payment Plans, the Beneficiary(ies) will be taxed on a portion of each payment (at ordinary income tax rates). We will notify the Beneficiary(ies) annually of the taxable amount of each payment. However, if the Death Benefit Proceeds are held by us under Optional Payment Plan 4 (interest income), the Beneficiary(ies) will be taxed on the interest income as it is credited.

INCONTESTABILITY      The Policy limits our right to contest the Policy as
                      issued, reinstated or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force for a minimum period during the Insured's lifetime. The minimum period is generally two years from the Policy
                      Date, date of reinstatement or effective date of the increase. This provision does not apply to riders that provide disability benefits (subject to state exception).

SUICIDE               If the Insured commits suicide while sane or insane
EXCLUSION             within two years of the Policy Date, all coverage under
                      the Policy will end, and we will pay the Beneficiary(ies) an amount equal to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

                      If the Insured commits suicide while sane or insane more than two years after the Policy Date but within two years after the effective date of an increase in the Specified Amount, we will limit the amount payable with respect to that increase. The amount payable attributable to the increase will equal the monthly deductions for the increase. Such Death Benefit Proceeds will be paid to the Beneficiary(ies) under the same conditions as the initial Specified Amount.

                      Please see your Policy for more details.

ADDITIONAL            You may elect an Accelerated Benefit if the Insured is
INFORMATION           terminally ill. There is no charge for the election of
ABOUT THE             this rider. The Accelerated Benefit Rider provides you
ACCELERATED           with access to a portion of the Death Benefit during the
BENEFIT RIDER         Insured's lifetime, if the Insured is diagnosed with a
                      terminal illness.
                      For purposes of determining if an Accelerated Benefit is available, we define terminal illness as a medical condition resulting from bodily injury or disease or both:

                         . which has been diagnosed by a licensed physician;

                         . the diagnosis of which is supported by clinical,
                           radiological, laboratory or other evidence that is satisfactory to us; and

                         . which a licensed physician certifies is expected to
                           result in death within 12 months from the date of the certification.

                      Any request for payment of an accelerated benefit must be in a form satisfactory to us, and any payment of an accelerated benefit requires satisfactory proof of a terminal illness and is subject to our administrative procedures as well as the conditions set forth in the Accelerated Benefit Rider. Please see the Policy rider for more information.

                      The amount paid is called the "Living Benefit" in your Policy rider. The Living Benefit is calculated as follows:

                         1. First, "Total Proceeds" are calculated. Total
                            Proceeds refers to the current life insurance proceeds of the policy, plus any term insurance on the Insured added by the rider. Children's insurance riders are not included in this amount. The Total Proceeds amount is not adjusted for loans. If purchased, the Accidental Death Benefit or any other coverage that has a termination date within 24 months of the date we receive proof of illness is also not included in

                            Total Proceeds. If any misstatement of Age or gender exists, the appropriate adjustment would also be made.

                         2. Next, "Eligible Proceeds" are determined. If the
                            "Total Proceeds" above equals or is less than $250,000, the Eligible Proceeds will equal the amount calculated. If the Total Proceeds is greater than $250,000, the Eligible Proceeds will be $250,000. This $250,000 maximum amount includes all policies written on the Insured by the Company. Therefore, if an accelerated benefit has been paid from other Policies, the Eligible Proceeds from all Policies cannot exceed a maximum of $250,000.

                         3. Finally, the "Living Benefit" amount is determined
                            using the results calculated in (1) and (2) in the following steps:

                             a. Eligible Proceeds are discounted based on life
                                expectancy of the Insured at the rate of interest charged for Policy loans.

                             b. Next, the ratio of Eligible Proceeds to Total
                                Proceeds is multiplied by the single premium amount required to keep the policy in force for the life expectancy of the Insured. This amount is deducted from Eligible Proceeds.

                             c. Finally, the ratio of Eligible Proceeds to
                                Total Proceeds is multiplied by the Policy
                                Debt. This amount is deducted from Eligible proceeds.

                      The Accelerated Benefit will be paid in one lump sum.

                      If the amount of Eligible Proceeds is equal to the amount of the Death Benefit that would have been paid at the Insured's death, then our payment of Accelerated Benefit will result in termination of all insurance under the Policy on the life of the Insured (including riders). Any insurance under the Policy on the life of someone other than the Insured will be treated as though the Insured had died.

                      If the amount of Eligible Proceeds is less than the amount of the Death Benefit that would have been paid at the Insured's death, then upon payment of the Accelerated Benefit the Policy will continue with the Specified Amount, Account Value, Policy Debt and any additional term insurance eligible to be accelerated under this rider reduced by the ratio of Eligible Proceeds to Total Proceeds. We will waive any surrender charge for the resulting decrease in Specified Amount as well as any minimum Specified Amount requirement under the Policy. Other rider benefits will continue without reduction.

OTHER POLICIES        We offer other variable life insurance policies in the
                      Separate Account which also invest in the same (or many of the same) Portfolios of the Funds. These policies may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your financial representative, or call (800) 352-9910.


SALE OF THE           We have entered into an underwriting agreement with
POLICIES              Capital Brokerage Corporation (doing business in Indiana,
                      Minnesota, New Mexico, and Texas as GE Capital Brokerage
                      Corporation) (collectively, "Capital Brokerage
                      Corporation") for the distribution and sale of the Policies. Pursuant to this agreement, Capital Brokerage
                      Corporation serves as principal underwriter for the Policies, offering them on a continuous basis. Capital
                      Brokerage Corporation is located at 3001 Summer Street,
                      2nd Floor, Stamford, Connecticut 06905.



                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.



                      Capital Brokerage Corporation offers the Policies through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.



                      Capital Brokerage Corporation may enter into selling agreements with an affiliated broker-dealer (Terra Securities Corporation) and independent broker-dealers to sell the Policies. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.



                      Although we do not pay any underwriting commissions to Capital Brokerage Corporation, we do pay sales commissions to Capital Brokerage Corporation for promotion and sales of the Policies by registered representatives as well as by selling firms. In the first Policy year, the selling firm will receive a commission of up to approximately 90% of the first year target premium (based on Age, gender, Specified Amount, risk class and other factors) plus up to approximately 3.0% of premiums paid in excess of the first year target premium. In renewal years, the selling firm receives up to approximately 3.0% of premiums paid. We may pay trail commissions up to an annual rate of 0.25% of Account Value, less any Policy Debt for all Policy years. This commission may be returned to us if the Policy is not continued through the first Policy year. We may on occasion pay a higher commission for a short period of time as a special promotion. In the case of sales by the principal underwriter's registered representatives, a portion of the sales commission is passed through the principal underwriter to its registered representative who sold the Policy.



                      We also may make other payments for services that do not directly involve the sales of the Policies. These services may include the recruitment and training of personnel, production of promotional literature and similar services. In addition, registered representatives may be eligible for non-cast compensation programs that we offer, such as conferences, trips, prizes and awards.



                      Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Greenwich Street Series Funds, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc. MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc and Van Kampen Life Investment Trust.



                      During 2003, 2002 and 2001, $3.6 million, $4.8 million and $8.9 million respectively, was paid to Capital Brokerage Corporation for the sale of Policies in the Separate Account and any new premium received. Capital Brokerage Corporation then passes the entire amount of the sales commission to the selling firm whose registered representative sold the Policy. The selling firm may retain a portion of the commission before it pays the registered representative who sold the Policy. In 2003, 2002 and 2001, no underwriting commissions were paid to Capital Brokerage Corporation.


                      We intend to recover commissions and costs of Policy benefits through fees and charges imposed under the Policies. Commissions paid on the Policies, including other incentives and payments, are not charged directly to you or to your Account Value.

LEGAL MATTERS         Advice on certain legal matters relating to federal
                      securities laws has been provided by Heather Harker, Vice
                      President, Associate General Counsel and Assistant
                      Secretary of the Company.


EXPERTS The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, and the financial statements of GE Life & Annuity Separate Account II as of December 31, 2003 and for each of the years or lesser periods in the two-year period ended December 31, 2003, have been included herein in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The report of KPMG LLP dated February 6, 2004 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary refers to a change in accounting for goodwill and other intangible assets in 2002 and for derivative instruments and hedging activities in 2001.


ACTUARIAL             Actuarial matters have been examined by Paul Haley, an
MATTERS               actuary of the Company, whose opinion we filed as an
                      exhibit to the registration statement.

PERFORMANCE           We demonstrate adjusted performance and unadjusted
INFORMATION           performance for the Portfolios available in the Separate
                      Account. The performance tables assume that the Insured is in the preferred, no-nicotine risk class and the tables assume that no loans are taken from the Policy. In addition, all illustrations will assume that all capital gains and dividends from the Portfolios are reinvested in the Portfolios.

                      The performance tables assume an initial Specified Amount of $350,000, increasing death benefit Option A, for a male age 45, paying an annual premium of $10,000 at Policy issue and at each Policy anniversary.

                      When available, we will provide the total returns for the periods of one, three, five and ten years. Adjusted performance will also include performance from the date the Portfolio was added to the Separate Account until the end of the stated period. Unadjusted performance will also include performance from the date the Portfolio was declared effective with the SEC until the end of the stated period.

                      Adjusted Performance assume the following current charges:

                         1) a mortality and expense risk charge at an annual
                            rate of 0.70% of assets in the Separate Account;

                         2) a monthly Policy charge of $12.00 in the first
                            Policy year and $6.00 thereafter;

                         3) a premium charge of $300.00 (3% of $10,000); and

                         4) a surrender charge of $3,514.00, which is derived
                            by assuming that the owner surrendered the Policy at the end of the first Policy Year.

                      Unadjusted performance is calculated similarly to adjusted performance, except that unadjusted performance does not include the charges for the monthly Policy charge, the premium charge or the surrender charges. If such charges were included in the performance, the performance numbers would be lower.

                      We do not include charges for the cost of insurance, charges for any optional riders or any charges assessed for state premium taxes in either adjusted or unadjusted performance. If such charges were included in the hypothetical performance, the performance numbers would be lower.


                      Cost of insurance charges, as well as some of charges for the optional riders, vary based on individual circumstances. See your registered representative or contact our Home Office for a personalized illustration showing all current and guaranteed charges based on hypothetical performance. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.



FINANCIAL             You should distinguish the consolidated financial
STATEMENTS            statements of the Company and its subsidiary included in
                      this Statement of Additional Information from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the Policies. You should not consider the consolidated financial statements of the Company and its subsidiary as affecting the investment performance of the assets held in the Separate Account.



                      The Separate Account financial statements included in this Statement of Additional Information have several Subaccounts that are not available to this Policy.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2003

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2003

                                     Page
                                     ----
Independent Auditors' Report........  F-1

Statements of Assets and Liabilities  F-3

Statements of Operations............ F-13

Statements of Changes in Net Assets. F-24

Notes to Financial Statements....... F-41

                         Independent Auditors' Report

Policy Owners
GE Life & Annuity Separate Account II
   and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund-Series II Shares, AIM V.I. Capital Appreciation Fund-Series I Shares, AIM V.I. Growth Fund-Series I Shares, AIM V.I. Premier Equity Fund-Series I Shares; The Alger American Fund -- Alger American Growth Portfolio-Class O Shares, Alger American Small Capitalization Portfolio-Class O Shares; AllianceBernstein Variable Products Series Fund,
Inc. -- Growth and Income Portfolio-Class B, Premier Growth Portfolio-Class B, Quasar Portfolio-Class B, Technology Portfolio-Class B; Dreyfus -- Dreyfus Investment Portfolios-Emerging Markets Portfolio-Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II-Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II-Primary Shares, Federated High Income Bond Fund II-Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II-Service Shares; Fidelity Variable Insurance Products Fund (VIP) -- VIP Equity-Income Portfolio-Initial Class, VIP Equity-Income Portfolio-Service Class 2, VIP Growth Portfolio-Initial Class, VIP Growth Portfolio-Service Class 2, VIP Overseas Portfolio-Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) -- VIP II Asset Manager/SM/ Portfolio-Initial Class, VIP II Contrafund(R) Portfolio-Initial Class, VIP II Contrafund(R) Portfolio-Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) -- VIP III Dynamic Capital Appreciation Portfolio-Service Class 2, VIP III Growth & Income Portfolio-Initial Class, VIP III Growth & Income Portfolio-Service Class 2, VIP III Growth Opportunities Portfolio-Initial Class, VIP III Mid Cap Portfolio-Service Class 2; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series
Fund -- Salomon Brothers Variable Emerging Growth Fund-Class II; Janus Aspen Series -- Balanced Portfolio-Institutional Shares, Balanced Portfolio-Service Shares, Capital Appreciation Portfolio-Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio-Institutional Shares, Global Life Sciences Portfolio-Service Shares, Global Technology Portfolio-Service Shares, Growth Portfolio-Institutional Shares, Growth Portfolio-Service Shares, International Growth Portfolio-Institutional Shares, International Growth Portfolio-Service Shares, Mid Cap Growth Portfolio-Service Shares, Mid Cap Growth Portfolio-Institutional Shares, Worldwide Growth Portfolio-Institutional Shares, Worldwide Growth Portfolio-Service Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series-Service Class Shares, MFS(R) Investors Trust Series-Service Class Shares, MFS(R) New Discovery Series-Service Class Shares, MFS(R) Utilities Series-Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA-Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA-Service Shares, Oppenheimer Global Securities Fund/VA-Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA-Service Shares, Oppenheimer Main Street Small Cap Fund/VA-Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio-Administrative Class Shares, High Yield Portfolio-Administrative Class Shares, Long-Term U.S. Government Portfolio-Administrative Class Shares, Total Return Portfolio-Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio-Class II, Jennison Portfolio-Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Fund
Inc -- Salomon Brothers Variable All Cap Fund-Class II, Salomon Brothers Variable Investors Fund-Class I, Salomon Brothers Variable Strategic Bond Fund-Class I, Salomon Brothers Variable Total Return Fund-Class I; and Van Kampen Life Investment Trust -- Comstock Portfolio-Class II Shares, Emerging Growth Portfolio-Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 18, 2004

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2003

                                               AIM Variable Insurance Funds         The Alger American Fund
                                         ---------------------------------------- ---------------------------
                                                                                                   Alger
                                         AIM V.I.    AIM V.I.            AIM V.I.    Alger        American
                                           Basic     Capital    AIM V.I. Premier    American       Small
                                           Value   Appreciation  Growth   Equity     Growth    Capitalization
                                          Fund --    Fund --    Fund --  Fund --  Portfolio --  Portfolio --
                                         Series II   Series I   Series I Series I    Class O       Class O
                                          Shares      Shares     Shares   Shares     Shares        Shares
                                         --------- ------------ -------- -------- ------------ --------------
Assets
Investments at fair market value
 (note 2a)..............................  $53,532    223,721    193,701  336,679   3,163,789     1,630,174
Dividend receivable.....................       --         --         --       --          --            --
Receivable from affiliate (note 4b).....       --         --         --       --           7             4
Receivable for units sold...............       --         --         --      211         985            --
                                          -------    -------    -------  -------   ---------     ---------
   Total assets.........................   53,532    223,721    193,701  336,890   3,164,781     1,630,178
                                          -------    -------    -------  -------   ---------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        2          4          4        8          61            32
Payable for units withdrawn.............       --         --         --       --          --            --
                                          -------    -------    -------  -------   ---------     ---------
   Total liabilities....................        2          4          4        8          61            32
                                          -------    -------    -------  -------   ---------     ---------
Net assets attributable to variable
 life policy owners.....................  $53,530    223,717    193,697  336,882   3,164,720     1,630,146
                                          =======    =======    =======  =======   =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................       --         --         --       --      70,632        88,815
                                          =======    =======    =======  =======   =========     =========
Net asset value per unit: Type I........  $    --         --         --       --       17.52          9.20
                                          =======    =======    =======  =======   =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................    4,019     37,073     40,947   46,144     110,002        88,375
                                          =======    =======    =======  =======   =========     =========
Net asset value per unit: Type II.......  $ 12.97       5.72       4.55     6.81       17.52          9.20
                                          =======    =======    =======  =======   =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      108      1,130        758    2,383          --            --
                                          =======    =======    =======  =======   =========     =========
Net asset value per unit: Type III......  $ 13.03      10.32       9.75     9.50          --            --
                                          =======    =======    =======  =======   =========     =========
Investments in securities, at cost......  $47,945    194,574    169,579  306,216   3,669,047     1,759,494
                                          =======    =======    =======  =======   =========     =========
Shares outstanding......................    5,045     10,513     13,061   16,643      95,037        93,796
                                          =======    =======    =======  =======   =========     =========

                                         AllianceBernstein Variable Products Series Fund, Inc.
                                         ----------------------------------------------------


                                            Growth
                                             and         Premier
                                            Income        Growth       Quasar      Technology
                                         Portfolio --  Portfolio -- Portfolio  -- Portfolio --
                                            Class B       Class B      Class B       Class B
                                         ------------  ------------ ------------- ------------
Assets
Investments at fair market value
 (note 2a)..............................  1,663,273      217,151       76,982        9,849
Dividend receivable.....................         --           --           --           --
Receivable from affiliate (note 4b).....         --           --           --           --
Receivable for units sold...............         14           --           --           --
                                          ---------      -------       ------        -----
   Total assets.........................  1,663,287      217,151       76,982        9,849
                                          ---------      -------       ------        -----
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         34            4            1           --
Payable for units withdrawn.............         --           --           --           --
                                          ---------      -------       ------        -----
   Total liabilities....................         34            4            1           --
                                          ---------      -------       ------        -----
Net assets attributable to variable
 life policy owners.....................  1,663,253      217,147       76,981        9,849
                                          =========      =======       ======        =====
Outstanding units (note 2b, 4a, and 5):
 Type I.................................      4,918           --           --           --
                                          =========      =======       ======        =====
Net asset value per unit: Type I........      12.36           --           --           --
                                          =========      =======       ======        =====
Outstanding units (note 2b, 4a, and 5):
 Type II................................    136,367       34,350       10,174          722
                                          =========      =======       ======        =====
Net asset value per unit: Type II.......      10.29         5.93         7.22        13.25
                                          =========      =======       ======        =====
Outstanding units (note 2b, 4a, and 5):
 Type III...............................     18,031        1,413          323           21
                                          =========      =======       ======        =====
Net asset value per unit: Type III......      11.05         9.52        10.91        13.31
                                          =========      =======       ======        =====
Investments in securities, at cost......  1,508,014      208,876       63,311        9,405
                                          =========      =======       ======        =====
Shares outstanding......................     76,932       10,181        7,637          686
                                          =========      =======       ======        =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                           Eaton Vance Variable
                                                      Dreyfus                      Trust
                                         --------------------------------- --------------------- --------------------
                                              Dreyfus        The Dreyfus                         Federated
                                            Investment        Socially                    VT      American
                                           Portfolios --     Responsible       VT      Worldwide  Leaders   Federated
                                          Emerging Markets     Growth       Floating-   Health   Fund II --  Capital
                                           Portfolio --     Fund, Inc. --     Rate     Sciences    Primary   Income
                                          Initial Shares    Initial Shares Income Fund   Fund      Shares    Fund II
                                         ----------------- --------------- ----------- --------- ---------- ---------
Assets
Investments at fair market value (note
 2a)....................................        $--            63,286         4,088     43,966    874,285    325,820
Dividend receivable.....................         --                --             7         --         --         --
Receivable from affiliate (note 4b).....         --                --            --         --          1         --
Receivable for units sold...............         --               316            --         --         --         --
                                                ---            ------         -----     ------    -------    -------
   Total assets.........................         --            63,602         4,095     43,966    874,286    325,820
                                                ---            ------         -----     ------    -------    -------
Liabilities
Accrued expenses payable to
 affiliate (note 4c)....................         --                 1             8          2         17          6
Payable for units withdrawn.............         --                --            --         --         24         --
                                                ---            ------         -----     ------    -------    -------
   Total liabilities....................         --                 1             8          2         41          6
                                                ---            ------         -----     ------    -------    -------
Net assets attributable to variable
 life policy owners.....................        $--            63,601         4,087     43,964    874,245    325,814
                                                ===            ======         =====     ======    =======    =======
Outstanding units (note 2b, 4a, and
 5): Type I.............................         --                --            --         --     26,786     11,831
                                                ===            ======         =====     ======    =======    =======
Net asset value per unit: Type I........        $--                --            --         --      17.53      13.70
                                                ===            ======         =====     ======    =======    =======
Outstanding units (note 2b, 4a, and
 5): Type II............................         --             9,897           401      3,673     23,085     11,951
                                                ===            ======         =====     ======    =======    =======
Net asset value per unit: Type II.......        $--              5.92         10.19      11.97      17.53      13.70
                                                ===            ======         =====     ======    =======    =======
Outstanding units (note 2b, 4a, and
 5): Type III...........................         --               532            --         --         --         --
                                                ===            ======         =====     ======    =======    =======
Net asset value per unit: Type III......        $--              9.42            --         --         --         --
                                                ===            ======         =====     ======    =======    =======
Investments in securities, at cost......        $--            59,090         4,077     42,520    787,932    399,281
                                                ===            ======         =====     ======    =======    =======
Shares outstanding......................         --             2,660           406      4,156     45,774     38,604
                                                ===            ======         =====     ======    =======    =======

                                          Federated Insurance Series
                                         -------------------------------------------------
                                          Federated   Federated
                                            High        High       Federated   Federated
                                         Income Bond Income Bond International  Kaufmann
                                         Fund II --  Fund II --      Small     Fund II --
                                            Primary     Service     Company      Service
                                           Shares      Shares       Fund II      Shares
                                         ----------- ----------- ------------- ----------
Assets
Investments at fair market value (note
 2a)....................................   712,437     271,244        --        112,809
Dividend receivable.....................        --          --        --             --
Receivable from affiliate (note 4b).....        --           1        --             --
Receivable for units sold...............        --          --        --             --
                                           -------     -------        --        -------
   Total assets.........................   712,437     271,245        --        112,809
                                           -------     -------        --        -------
Liabilities
Accrued expenses payable to
 affiliate (note 4c)....................        14           3        --              3
Payable for units withdrawn.............        --          --        --             --
                                           -------     -------        --        -------
   Total liabilities....................        14           3        --              3
                                           -------     -------        --        -------
Net assets attributable to variable
 life policy owners.....................   712,423     271,242        --        112,806
                                           =======     =======        ==        =======
Outstanding units (note 2b, 4a, and
 5): Type I.............................    17,323          --        --             --
                                           =======     =======        ==        =======
Net asset value per unit: Type I........     17.64          --        --             --
                                           =======     =======        ==        =======
Outstanding units (note 2b, 4a, and
 5): Type II............................    23,064      13,385        --          8,431
                                           =======     =======        ==        =======
Net asset value per unit: Type II.......     17.64       11.37        --          13.38
                                           =======     =======        ==        =======
Outstanding units (note 2b, 4a, and
 5): Type III...........................        --       9,759        --             --
                                           =======     =======        ==        =======
Net asset value per unit: Type III......        --       12.20        --             --
                                           =======     =======        ==        =======
Investments in securities, at cost......   690,403     253,512        --        105,242
                                           =======     =======        ==        =======
Shares outstanding......................    89,166      34,033        --          9,896
                                           =======     =======        ==        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003



                                                 Fidelity Variable Insurance Products Fund (VIP)
                                         ----------------------------------------------------------------
                                             VIP          VIP
                                           Equity-      Equity-        VIP          VIP          VIP
                                            Income       Income       Growth       Growth      Overseas
                                         Portfolio -- Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                            Initial      Service      Initial      Service      Initial
                                            Class       Class 2       Class       Class 2       Class
                                         ------------ ------------ ------------ ------------ ------------
Assets
Investments at fair market value (note
 2a)....................................  $7,835,110    933,204     7,190,960    1,029,243    2,004,134
Dividend receivable.....................          --         --            --           --           --
Receivable from affiliate (note 4b).....           3          2             2            1            4
Receivable for units sold...............       3,892         --         2,285           14           47
                                          ----------    -------     ---------    ---------    ---------
   Total assets.........................   7,839,005    933,206     7,193,247    1,029,258    2,004,185
                                          ----------    -------     ---------    ---------    ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         150         15           138           20           38
Payable for units withdrawn.............          12         84            10           --           --
                                          ----------    -------     ---------    ---------    ---------
   Total liabilities....................         162         99           148           20           38
                                          ----------    -------     ---------    ---------    ---------
Net assets attributable to variable
 life policy owners.....................  $7,838,843    933,107     7,193,099    1,029,238    2,004,147
                                          ==========    =======     =========    =========    =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     117,925         --        94,294           --       61,054
                                          ==========    =======     =========    =========    =========
Net asset value per unit: Type I........  $    51.06         --         53.72           --        27.02
                                          ==========    =======     =========    =========    =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................      35,597     77,554        39,606      140,851       13,119
                                          ==========    =======     =========    =========    =========
Net asset value per unit: Type II.......  $    51.06      10.37         53.72         6.50        27.02
                                          ==========    =======     =========    =========    =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................          --     11,384            --       11,662           --
                                          ==========    =======     =========    =========    =========
Net asset value per unit: Type III......  $       --      11.32            --         9.75           --
                                          ==========    =======     =========    =========    =========
Investments in securities, at cost......  $7,229,609    825,264     7,903,886      953,353    2,015,086
                                          ==========    =======     =========    =========    =========
Shares outstanding......................     338,012     40,645       231,668       33,504      128,553
                                          ==========    =======     =========    =========    =========

                                           Fidelity Variable Insurance Products
                                                     Fund II (VIP II)
                                         ----------------------------------------
                                            VIP II
                                            Asset        VIP II        VIP II
                                         Manager/SM/  Contrafund(R) Contrafund(R)
                                         Portfolio -- Portfolio --  Portfolio --
                                            Initial      Initial       Service
                                            Class         Class        Class 2
                                         ------------ ------------- -------------
Assets
Investments at fair market value (note
 2a)....................................  2,912,958     6,802,827     1,155,349
Dividend receivable.....................         --            --            --
Receivable from affiliate (note 4b).....          4            --            --
Receivable for units sold...............         12           360             2
                                          ---------     ---------     ---------
   Total assets.........................  2,912,974     6,803,187     1,155,351
                                          ---------     ---------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         56           134            21
Payable for units withdrawn.............         17         3,954           279
                                          ---------     ---------     ---------
   Total liabilities....................         73         4,088           300
                                          ---------     ---------     ---------
Net assets attributable to variable
 life policy owners.....................  2,912,901     6,799,099     1,155,051
                                          =========     =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     83,772       114,659            --
                                          =========     =========     =========
Net asset value per unit: Type I........      30.96         30.67            --
                                          =========     =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................     10,314       107,026       107,149
                                          =========     =========     =========
Net asset value per unit: Type II.......      30.96         30.67          9.26
                                          =========     =========     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --            --        13,743
                                          =========     =========     =========
Net asset value per unit: Type III......         --            --         11.85
                                          =========     =========     =========
Investments in securities, at cost......  2,978,628     6,381,127       975,982
                                          =========     =========     =========
Shares outstanding......................    201,449       294,113        50,386
                                          =========     =========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


                                              Fidelity Variable Insurance Products Fund III (VIP III)
                                         ----------------------------------------------------------------- -----------------
                                           VIP III
                                           Dynamic      VIP III      VIP III       VIP III
                                           Capital      Growth &     Growth &      Growth       VIP III
                                         Appreciation    Income       Income    Opportunities   Mid Cap
                                         Portfolio -- Portfolio -- Portfolio -- Portfolio --  Portfolio -- Global
                                           Service       Initial      Service      Initial       Service   Income   Income
                                           Class 2       Class       Class 2        Class       Class 2     Fund     Fund
                                         ------------ ------------ ------------ ------------- ------------ ------- ---------
Assets
Investments at fair market value
 (note 2a)..............................    $2,106     1,718,292     327,107       423,423     1,157,283   275,006 1,717,291
Dividend receivable.....................        --            --          --            --            --        --        --
Receivable from affiliate (note 4b).....        --            --           1            --             3        --        --
Receivable for units sold...............        --            --         422            --           193        --        16
                                            ------     ---------     -------       -------     ---------   ------- ---------
   Total assets.........................     2,106     1,718,292     327,530       423,423     1,157,479   275,006 1,717,307
                                            ------     ---------     -------       -------     ---------   ------- ---------
Liabilities
Accrued expenses payable to
 affiliate (note 4c)....................         1            35           5             8            22         5        38
Payable for units withdrawn.............        --        38,316          --            --            --        --        --
                                            ------     ---------     -------       -------     ---------   ------- ---------
   Total liabilities....................         1        38,351           5             8            22         5        38
                                            ------     ---------     -------       -------     ---------   ------- ---------
Net assets attributable to variable
 life policy owners.....................    $2,105     1,679,941     327,525       423,415     1,157,457   275,001 1,717,269
                                            ======     =========     =======       =======     =========   ======= =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................        --        32,628          --        11,634         2,380     8,110    44,806
                                            ======     =========     =======       =======     =========   ======= =========
Net asset value per unit: Type I........    $   --         15.29          --         11.07         14.00     13.16     13.84
                                            ======     =========     =======       =======     =========   ======= =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................       177        77,244      31,503        26,615        89,513    12,787    77,398
                                            ======     =========     =======       =======     =========   ======= =========
Net asset value per unit: Type II.......    $11.90         15.29        8.69         11.07         11.74     13.16     13.84
                                            ======     =========     =======       =======     =========   ======= =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................        --            --       4,955            --         5,791        --     2,332
                                            ======     =========     =======       =======     =========   ======= =========
Net asset value per unit: Type III......    $   --            --       10.85            --         12.65        --     11.14
                                            ======     =========     =======       =======     =========   ======= =========
Investments in securities, at cost......    $1,990     1,670,313     296,240       419,154       925,149   251,552 1,762,312
                                            ======     =========     =======       =======     =========   ======= =========
Shares outstanding......................       300       129,585      24,989        28,097        48,280    23,545   136,185
                                            ======     =========     =======       =======     =========   ======= =========

                                          GE Investments Funds, Inc.
                                         ---------------------------------------------



                                                        Mid-Cap              Premier
                                         International   Value     Money     Growth
                                            Equity      Equity     Market    Equity
                                             Fund        Fund       Fund      Fund
                                         ------------- --------- ---------- ---------
Assets
Investments at fair market value
 (note 2a)..............................    704,515    2,631,215 11,698,393 1,914,668
Dividend receivable.....................         --           --      6,558        --
Receivable from affiliate (note 4b).....          2            5         --        --
Receivable for units sold...............         --          173     37,621        16
                                            -------    --------- ---------- ---------
   Total assets.........................    704,517    2,631,393 11,742,572 1,914,684
                                            -------    --------- ---------- ---------
Liabilities
Accrued expenses payable to
 affiliate (note 4c)....................         13           48      6,798        41
Payable for units withdrawn.............         --           69        241        36
                                            -------    --------- ---------- ---------
   Total liabilities....................         13          117      7,039        77
                                            -------    --------- ---------- ---------
Net assets attributable to variable
 life policy owners.....................    704,504    2,631,276 11,735,533 1,914,607
                                            =======    ========= ========== =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     17,570       39,861    202,661    33,685
                                            =======    ========= ========== =========
Net asset value per unit: Type I........      13.51        19.71      19.48     10.06
                                            =======    ========= ========== =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................     34,577       87,431    383,069   150,000
                                            =======    ========= ========== =========
Net asset value per unit: Type II.......      13.51        19.71      19.48     10.06
                                            =======    ========= ========== =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --       10,448     31,882     6,343
                                            =======    ========= ========== =========
Net asset value per unit: Type III......         --        11.71      10.21     10.52
                                            =======    ========= ========== =========
Investments in securities, at cost......    660,117    2,298,518 11,698,393 1,774,768
                                            =======    ========= ========== =========
Shares outstanding......................     82,690      150,527 11,698,393    27,174
                                            =======    ========= ========== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                                                        Goldman Sachs Variable
                                                    GE Investments Funds, Inc. (continued)                  Insurance Trust
                                         ------------------------------------------------------------ ---------------------------

                                                                Small-Cap                             Goldman Sachs Goldman Sachs
                                         Real Estate S&P 500(R)   Value    Total      U.S.    Value    Growth and      Mid Cap
                                         Securities    Index     Equity    Return    Equity   Equity     Income         Value
                                            Fund        Fund      Fund      Fund      Fund     Fund       Fund          Fund
                                         ----------- ---------- --------- --------- --------- ------- ------------- -------------
Assets
Investments at fair market value (note
 2a).................................... $1,790,788  13,040,142  823,003  2,319,199 1,245,638 313,650    202,111      1,714,277
Dividend receivable.....................         --          --       --         --        --      --         --             --
Receivable from affiliate (note 4b).....          3          --        2         --         4      --          1              4
Receivable for units sold...............        141         579       --        486        --      --         --             30
                                         ----------  ----------  -------  --------- --------- -------    -------      ---------
   Total assets.........................  1,790,932  13,040,721  823,005  2,319,685 1,245,642 313,650    202,112      1,714,311
                                         ----------  ----------  -------  --------- --------- -------    -------      ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         34         256       13         45        23       5          4             33
Payable for units withdrawn.............         --         444      339         --        --      --         --             36
                                         ----------  ----------  -------  --------- --------- -------    -------      ---------
   Total liabilities....................         34         700      352         45        23       5          4             69
                                         ----------  ----------  -------  --------- --------- -------    -------      ---------
Net assets attributable to variable
 life policy owners..................... $1,790,898  13,040,021  822,653  2,319,640 1,245,619 313,645    202,108      1,714,242
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     26,702      89,863    1,173     32,449    13,281      --      6,641         41,257
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Net asset value per unit: Type I........ $    29.56       48.49    12.89      43.21     11.20      --       8.62          14.77
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................     32,239     175,964   46,706     21,189    91,590  21,350     16,805         74,805
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Net asset value per unit: Type II....... $    29.56       48.49    12.64      43.21     11.20    9.10       8.62          14.77
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................      3,854      14,324   19,851        166     6,852  11,293         --             --
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Net asset value per unit: Type III...... $    12.61       10.48    10.94      11.55     10.37   10.57         --             --
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Investments in securities, at cost...... $1,592,435  12,402,412  717,340  2,213,807 1,229,747 281,221    182,193      1,439,700
                                         ==========  ==========  =======  ========= ========= =======    =======      =========
Shares outstanding......................    106,785     635,794   64,600    153,691    39,569  34,773     20,211        128,218
                                         ==========  ==========  =======  ========= ========= =======    =======      =========

                                         Greenwich Street
                                           Series Fund
                                         ----------------
                                         Salomon Brothers
                                             Variable
                                             Emerging
                                          Growth Fund --
                                             Class II
                                         ----------------
Assets
Investments at fair market value (note
 2a)....................................      3,592
Dividend receivable.....................         --
Receivable from affiliate (note 4b).....         --
Receivable for units sold...............         --
                                              -----
   Total assets.........................      3,592
                                              -----
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................          1
Payable for units withdrawn.............         --
                                              -----
   Total liabilities....................          1
                                              -----
Net assets attributable to variable
 life policy owners.....................      3,591
                                              =====
Outstanding units (note 2b, 4a, and 5):
 Type I.................................         --
                                              =====
Net asset value per unit: Type I........         --
                                              =====
Outstanding units (note 2b, 4a, and 5):
 Type II................................        128
                                              =====
Net asset value per unit: Type II.......      12.64
                                              =====
Outstanding units (note 2b, 4a, and 5):
 Type III...............................        156
                                              =====
Net asset value per unit: Type III......      12.70
                                              =====
Investments in securities, at cost......      3,467
                                              =====
Shares outstanding......................        186
                                              =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


                                                                                            Janus Aspen Series
                          -----------------------------------------------------------------------------------------------
                                                         Capital      Capital       Flexible    Global Life     Global
                             Balanced      Balanced   Appreciation  Appreciation     Income       Sciences    Technology
                           Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                           Institutional    Service   Institutional    Service    Institutional    Service      Service
                              Shares        Shares       Shares        Shares        Shares        Shares       Shares
                          -------------- ------------ ------------- ------------ -------------- ------------ ------------
Assets
Investments at fair
 market value (note 2a)..   $4,949,725    1,502,526     2,498,309     322,322       918,128       239,117      286,421
Dividend receivable......           --           --            --          --            --            --           --
Receivable from
 affiliate (note 4b).....           --            5             2           1            --            --           --
Receivable for units sold           21           14            --          --           986            --           --
                            ----------    ---------     ---------     -------       -------       -------      -------
  Total assets...........    4,949,746    1,502,545     2,498,311     322,323       919,114       239,117      286,421
                            ----------    ---------     ---------     -------       -------       -------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..          104           28            48           4            19             6            7
Payable for units
 withdrawn...............           --          582       210,614          --            --            --           --
                            ----------    ---------     ---------     -------       -------       -------      -------
  Total liabilities......          104          610       210,662           4            19             6            7
                            ----------    ---------     ---------     -------       -------       -------      -------
Net assets attributable
 to variable life policy
 owners..................   $4,949,642    1,501,935     2,287,649     322,319       919,095       239,111      286,414
                            ==========    =========     =========     =======       =======       =======      =======
Outstanding units (note
 2b, 4a, and 5): Type I..       86,999           --        20,483          --        18,703         2,748       15,204
                            ==========    =========     =========     =======       =======       =======      =======
Net asset value per
 unit: Type I............   $    24.14           --         20.74          --         18.08          8.32         3.63
                            ==========    =========     =========     =======       =======       =======      =======
Outstanding units (note
 2b, 4a, and 5): Type II.      118,040      148,936        89,818      35,232        32,132        25,559       62,665
                            ==========    =========     =========     =======       =======       =======      =======
Net asset value per
 unit: Type II...........   $    24.14         9.62         20.74        6.37         18.08          8.32         3.63
                            ==========    =========     =========     =======       =======       =======      =======
Outstanding units (note
 2b, 4a, and 5): Type III           --        6,387            --       9,123            --           378          396
                            ==========    =========     =========     =======       =======       =======      =======
Net asset value per
 unit: Type III..........   $       --        10.83            --       10.73            --          9.50         9.46
                            ==========    =========     =========     =======       =======       =======      =======
Investments in
 securities, at cost.....   $4,906,260    1,432,208     2,802,329     299,544       896,833       231,712      298,324
                            ==========    =========     =========     =======       =======       =======      =======
Shares outstanding.......      215,393       63,078       119,880      15,586        73,509        34,705       81,139
                            ==========    =========     =========     =======       =======       =======      =======

                          --------------------------------------------------------
                                                      International International
                              Growth        Growth       Growth        Growth
                           Portfolio --  Portfolio -- Portfolio --  Portfolio --
                           Institutional    Service   Institutional    Service
                              Shares        Shares       Shares        Shares
                          -------------- ------------ ------------- -------------
Assets
Investments at fair
 market value (note 2a)..   5,322,952      219,563      2,326,374      389,471
Dividend receivable......          --           --             --           --
Receivable from
 affiliate (note 4b).....           2           --             --           --
Receivable for units sold         683           --             --           --
                            ---------      -------      ---------      -------
  Total assets...........   5,323,637      219,563      2,326,374      389,471
                            ---------      -------      ---------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 4c)..         102            5             48            5
Payable for units
 withdrawn...............          --           --             34           --
                            ---------      -------      ---------      -------
  Total liabilities......         102            5             82            5
                            ---------      -------      ---------      -------
Net assets attributable
 to variable life policy
 owners..................   5,323,535      219,558      2,326,292      389,466
                            =========      =======      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type I..     117,163           --         43,369           --
                            =========      =======      =========      =======
Net asset value per
 unit: Type I............       21.14           --          18.31           --
                            =========      =======      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type II.     134,660       36,456         83,681       38,190
                            =========      =======      =========      =======
Net asset value per
 unit: Type II...........       21.14         5.87          18.31         6.51
                            =========      =======      =========      =======
Outstanding units (note
 2b, 4a, and 5): Type III          --          541             --       12,887
                            =========      =======      =========      =======
Net asset value per
 unit: Type III..........          --        10.29             --        10.93
                            =========      =======      =========      =======
Investments in
 securities, at cost.....   6,181,134      208,947      2,395,657      336,574
                            =========      =======      =========      =======
Shares outstanding.......     276,805       11,532        100,884       17,015
                            =========      =======      =========      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003



                                                     Janus Aspen Series (continued)
                                         -------------------------------------------------------
                                           Mid Cap       Mid Cap       Worldwide     Worldwide
                                            Growth        Growth         Growth        Growth
                                         Portfolio --  Portfolio --   Portfolio --  Portfolio --
                                            Service    Institutional  Institutional    Service
                                            Shares        Shares         Shares        Shares
                                         ------------ -------------- -------------- ------------
Assets
Investments at fair market value (note
 2a)....................................   $345,303     4,613,150      6,211,817      383,886
Dividend receivable.....................         --            --             --           --
Receivable from affiliate (note 4b).....         --            --             11            2
Receivable for units sold...............         --           380          2,524           --
                                           --------     ---------      ---------      -------
  Total assets..........................    345,303     4,613,530      6,214,352      383,888
                                           --------     ---------      ---------      -------
Liabilities
Accrued expenses payable to
 affiliate (note 4c)....................          7            92            119            6
Payable for units withdrawn.............         --            --        204,162           --
                                           --------     ---------      ---------      -------
  Total liabilities.....................          7            92        204,281            6
                                           --------     ---------      ---------      -------
Net assets attributable to variable
 life policy owners.....................   $345,296     4,613,438      6,010,071      383,882
                                           ========     =========      =========      =======
Outstanding units (note 2b, 4a, and
 5): Type I.............................         --       107,769        150,208           --
                                           ========     =========      =========      =======
Net asset value per unit: Type I........   $     --         20.22          23.47           --
                                           ========     =========      =========      =======
Outstanding units (note 2b, 4a, and
 5): Type II............................     72,473       120,393        105,867       54,662
                                           ========     =========      =========      =======
Net asset value per unit: Type II.......   $   3.93         20.22          23.47         6.05
                                           ========     =========      =========      =======
Outstanding units (note 2b, 4a, and
 5): Type III...........................      5,498            --             --        5,318
                                           ========     =========      =========      =======
Net asset value per unit: Type III......   $  11.00            --             --        10.00
                                           ========     =========      =========      =======
Investments in securities, at cost......   $310,026     6,036,033      7,099,688      367,050
                                           ========     =========      =========      =======
Shares outstanding......................     16,404       215,568        240,582       14,937
                                           ========     =========      =========      =======

                                                                                                         Nations Separate
                                                       MFS(R) Variable Insurance Trust                     Account Trust
                                         ------------------------------------------------------------ -----------------------
                                         MFS(R) Investors     MFS(R)         MFS(R)        MFS(R)                  Nations
                                           Growth Stock   Investors Trust New Discovery   Utilities    Nations     Marsico
                                            Series --        Series --      Series --     Series --    Marsico  International
                                          Service Class    Service Class  Service Class Service Class  Growth   Opportunities
                                              Shares          Shares         Shares        Shares     Portfolio   Portfolio
                                         ---------------- --------------- ------------- ------------- --------- -------------
Assets
Investments at fair market value (note
 2a)....................................     195,513          117,145        677,035       388,841     25,732      109,786
Dividend receivable.....................          --               --             --            --         --           --
Receivable from affiliate (note 4b).....          --               --             --            --         --           --
Receivable for units sold...............          --               --             --            --        590           --
                                             -------          -------        -------       -------     ------      -------
  Total assets..........................     195,513          117,145        677,035       388,841     26,322      109,786
                                             -------          -------        -------       -------     ------      -------
Liabilities
Accrued expenses payable to
 affiliate (note 4c)....................           4                2             14             7          1            1
Payable for units withdrawn.............          --               --            292            --         --           --
                                             -------          -------        -------       -------     ------      -------
  Total liabilities.....................           4                2            306             7          1            1
                                             -------          -------        -------       -------     ------      -------
Net assets attributable to variable
 life policy owners.....................     195,509          117,143        676,729       388,834     26,321      109,785
                                             =======          =======        =======       =======     ======      =======
Outstanding units (note 2b, 4a, and
 5): Type I.............................          --               --          1,277            --         --           --
                                             =======          =======        =======       =======     ======      =======
Net asset value per unit: Type I........          --               --          12.80            --         --           --
                                             =======          =======        =======       =======     ======      =======
Outstanding units (note 2b, 4a, and
 5): Type II............................      33,326           14,833         75,499        49,227      2,119        2,081
                                             =======          =======        =======       =======     ======      =======
Net asset value per unit: Type II.......        5.68             7.67           7.61          7.52      12.42        13.46
                                             =======          =======        =======       =======     ======      =======
Outstanding units (note 2b, 4a, and
 5): Type III...........................         651              333          8,803         1,575         --        6,048
                                             =======          =======        =======       =======     ======      =======
Net asset value per unit: Type III......        9.55            10.12           9.75         11.84         --        13.52
                                             =======          =======        =======       =======     ======      =======
Investments in securities, at cost......     186,348          112,612        633,474       359,827     24,654       99,655
                                             =======          =======        =======       =======     ======      =======
Shares outstanding......................      22,814            7,204         48,883        24,502      1,747        8,096
                                             =======          =======        =======       =======     ======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


                                                                                    Oppenheimer Variable Account Funds
                                         -------------------------------------------------------------------------------------
                                                     Oppenheimer                          Oppenheimer  Oppenheimer
                                                     Aggressive                             Capital      Global
                                         Oppenheimer   Growth                Oppenheimer  Appreciation Securities  Oppenheimer
                                         Aggressive  Fund/VA --  Oppenheimer   Capital     Fund/VA --  Fund/VA --     High
                                           Growth      Service      Bond     Appreciation    Service     Service     Income
                                           Fund/VA     Shares      Fund/VA     Fund/VA       Shares      Shares      Fund/VA
                                         ----------- ----------- ----------- ------------ ------------ ----------- -----------
Assets
Investments at fair market value (note
 2a).................................... $3,498,374    35,344     1,219,959   4,577,555      4,198       573,197    3,231,267
Dividend receivable.....................         --        --            --          --         --            --           --
Receivable from affiliate (note 4b).....         --        --            --          --         --            --           --
Receivable for units sold...............        120        --            --          15         16           150          629
                                         ----------    ------     ---------   ---------      -----       -------    ---------
  Total assets..........................  3,498,494    35,344     1,219,959   4,577,570      4,214       573,347    3,231,896
                                         ----------    ------     ---------   ---------      -----       -------    ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................         68         1            24          89          1            11           66
Payable for units withdrawn.............         --        --            --          37         --           300           --
                                         ----------    ------     ---------   ---------      -----       -------    ---------
  Total liabilities.....................         68         1            24         126          1           311           66
                                         ----------    ------     ---------   ---------      -----       -------    ---------
Net assets attributable to variable
 life policy owners..................... $3,498,426    35,343     1,219,935   4,577,444      4,213       573,036    3,231,830
                                         ==========    ======     =========   =========      =====       =======    =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................     57,336        --        20,122      48,987         --            --       47,580
                                         ==========    ======     =========   =========      =====       =======    =========
Net asset value per unit: Type I........ $    44.54        --         30.12       59.30         --            --        40.93
                                         ==========    ======     =========   =========      =====       =======    =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................     21,210     2,599        20,380      28,204        333        56,356       31,380
                                         ==========    ======     =========   =========      =====       =======    =========
Net asset value per unit: Type II....... $    44.54     12.06         30.12       59.30      12.37          9.18        40.93
                                         ==========    ======     =========   =========      =====       =======    =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................         --       330            --          --          8         4,788           --
                                         ==========    ======     =========   =========      =====       =======    =========
Net asset value per unit: Type III...... $       --     12.12            --          --      12.43         11.63           --
                                         ==========    ======     =========   =========      =====       =======    =========
Investments in securities, at cost...... $4,298,783    35,571     1,184,343   4,502,081      3,936       475,317    3,355,076
                                         ==========    ======     =========   =========      =====       =======    =========
Shares outstanding......................     95,298       967       106,826     131,918        122        22,965      375,292
                                         ==========    ======     =========   =========      =====       =======    =========

                                         ------------------------------------
                                                     Oppenheimer
                                         Oppenheimer Main Street
                                         Main Street  Small Cap  Oppenheimer
                                         Fund/VA --  Fund/VA --   Multiple
                                           Service     Service   Strategies
                                           Shares      Shares      Fund/VA
                                         ----------- ----------- -----------
Assets
Investments at fair market value (note
 2a)....................................   602,351     11,929     1,431,694
Dividend receivable.....................        --         --            --
Receivable from affiliate (note 4b).....         2         --            --
Receivable for units sold...............        --         --         2,771
                                           -------     ------     ---------
  Total assets..........................   602,353     11,929     1,434,465
                                           -------     ------     ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................        11         --            28
Payable for units withdrawn.............        14         --            13
                                           -------     ------     ---------
  Total liabilities.....................        25         --            41
                                           -------     ------     ---------
Net assets attributable to variable
 life policy owners.....................   602,328     11,929     1,434,424
                                           =======     ======     =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................        --         --        22,613
                                           =======     ======     =========
Net asset value per unit: Type I........        --         --         41.13
                                           =======     ======     =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................    67,943        730        12,263
                                           =======     ======     =========
Net asset value per unit: Type II.......      8.09      13.78         41.13
                                           =======     ======     =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................     4,945        135            --
                                           =======     ======     =========
Net asset value per unit: Type III......     10.65      13.84            --
                                           =======     ======     =========
Investments in securities, at cost......   542,297     10,666     1,346,957
                                           =======     ======     =========
Shares outstanding......................    31,537        890        89,931
                                           =======     ======     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


                                           PBHG Insurance
                                          Series Fund, Inc.                  PIMCO Variable Insurance Trust
                                         ------------------- ---------------------------------------------------------------
                                                                                             Long-Term U.S.
                                                     PBHG     Foreign Bond     High Yield      Government     Total Return
                                           PBHG    Large Cap  Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Growth II  Growth    Administrative  Administrative  Administrative  Administrative
                                         Portfolio Portfolio  Class Shares    Class Shares    Class Shares    Class Shares
                                         --------- --------- --------------- --------------- --------------- ---------------
Assets
Investments at fair market value (note
 2a).................................... $691,094    876,133     54,193          389,506         704,768        1,611,279
Dividend receivable.....................       --         --        103            2,223           1,464            2,829
Receivable from affiliate (note 4b).....       --         --         --               --              --               --
Receivable for units sold...............       --         --         --              245             253              508
                                         --------  ---------     ------          -------         -------        ---------
   Total assets.........................  691,094    876,133     54,296          391,974         706,485        1,614,616
                                         --------  ---------     ------          -------         -------        ---------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       16         17        105            2,229           1,479            2,855
Payable for units withdrawn.............       --         --         --               --              --              286
                                         --------  ---------     ------          -------         -------        ---------
   Total liabilities....................       16         17        105            2,229           1,479            3,141
                                         --------  ---------     ------          -------         -------        ---------
Net assets attributable to variable
 life policy owners..................... $691,078    876,116     54,191          389,745         705,006        1,611,475
                                         ========  =========     ======          =======         =======        =========
Outstanding units (note 2b, 4a, and 5):
 Type I.................................   22,515     19,361         --               --              --            2,997
                                         ========  =========     ======          =======         =======        =========
Net asset value per unit: Type I........ $   9.54      15.95         --               --              --            10.15
                                         ========  =========     ======          =======         =======        =========
Outstanding units (note 2b, 4a, and 5):
 Type II................................   49,925     35,568      3,816           29,080          49,545          112,041
                                         ========  =========     ======          =======         =======        =========
Net asset value per unit: Type II....... $   9.54      15.95      12.06            11.92           13.69            12.61
                                         ========  =========     ======          =======         =======        =========
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --         --        747            3,560           2,256           14,940
                                         ========  =========     ======          =======         =======        =========
Net asset value per unit: Type III...... $     --         --      10.93            12.11           11.85            11.26
                                         ========  =========     ======          =======         =======        =========
Investments in securities, at cost...... $883,800  1,001,483     54,285          368,688         711,719        1,600,454
                                         ========  =========     ======          =======         =======        =========
Shares outstanding......................   70,305     53,685      5,403           47,559          64,012          155,529
                                         ========  =========     ======          =======         =======        =========

                                           The Prudential Series       Rydex
                                                Fund, Inc.         Variable Trust
                                         ------------------------- --------------

                                           Jennison
                                         20/20 Focus    Jennison
                                         Portfolio -- Portfolio --
                                           Class II     Class II      OTC Fund
                                         ------------ ------------ --------------
Assets
Investments at fair market value (note
 2a)....................................       11          649         70,846
Dividend receivable.....................       --           --             --
Receivable from affiliate (note 4b).....       --           --             --
Receivable for units sold...............       --           --             --
                                            -----        -----         ------
   Total assets.........................       11          649         70,846
                                            -----        -----         ------
Liabilities
Accrued expenses payable to affiliate
 (note 4c)..............................       --            1              2
Payable for units withdrawn.............       --           --             --
                                            -----        -----         ------
   Total liabilities....................       --            1              2
                                            -----        -----         ------
Net assets attributable to variable
 life policy owners.....................       11          648         70,844
                                            =====        =====         ======
Outstanding units (note 2b, 4a, and 5):
 Type I.................................       --           --             --
                                            =====        =====         ======
Net asset value per unit: Type I........       --           --             --
                                            =====        =====         ======
Outstanding units (note 2b, 4a, and 5):
 Type II................................        1           53         17,929
                                            =====        =====         ======
Net asset value per unit: Type II.......    12.40        12.19           3.66
                                            =====        =====         ======
Outstanding units (note 2b, 4a, and 5):
 Type III...............................       --           --            543
                                            =====        =====         ======
Net asset value per unit: Type III......       --           --           9.61
                                            =====        =====         ======
Investments in securities, at cost......       13          627         61,731
                                            =====        =====         ======
Shares outstanding......................        1           39          5,383
                                            =====        =====         ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


                                                       Salomon Brothers Variable Series Fund Inc
                                         ----------------------------------------------------------------------
                                         Salomon Brothers Salomon Brothers   Salomon Brothers  Salomon Brothers
                                             Variable         Variable      Variable Strategic  Variable Total
                                         All Cap Fund --  Investors Fund --    Bond Fund --     Return Fund --
                                             Class II          Class I           Class I           Class I
                                         ---------------- ----------------- ------------------ ----------------
Assets
Investments at fair market value (note
  2a)...................................      $3,482           730,983           682,744           202,418
Dividend receivable.....................          --                --                --                --
Receivable from affiliate (note 4b).....          --                 2                --                --
Receivable for units sold...............          --                --                45                --
                                              ------           -------           -------           -------
       Total assets.....................       3,482           730,985           682,789           202,418
                                              ------           -------           -------           -------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................           1                14                15                 4
Payable for units withdrawn.............          --                15                --                --
                                              ------           -------           -------           -------
       Total liabilities................           1                29                15                 4
                                              ------           -------           -------           -------
Net assets attributable to variable
  life policy owners....................      $3,481           730,956           682,774           202,414
                                              ======           =======           =======           =======
Outstanding units (note 2b, 4a, and 5):
  Type I................................          --            21,575            17,306             7,201
                                              ======           =======           =======           =======
Net asset value per unit: Type I........      $   --             14.74             14.05             12.01
                                              ======           =======           =======           =======
Outstanding units (note 2b, 4a, and 5):
  Type II...............................         164            28,015            31,290             9,652
                                              ======           =======           =======           =======
Net asset value per unit: Type II.......      $13.00             14.74             14.05             12.01
                                              ======           =======           =======           =======
Outstanding units (note 2b, 4a, and 5):
  Type III..............................         103                --                --                --
                                              ======           =======           =======           =======
Net asset value per unit: Type III......      $13.06                --                --                --
                                              ======           =======           =======           =======
Investments in securities, at cost......      $3,447           701,698           672,888           192,233
                                              ======           =======           =======           =======
Shares outstanding......................         223            57,603            62,695            18,830
                                              ======           =======           =======           =======

                                                 Van Kampen Life
                                                Investment Trust
                                         -------------------------------
                                                            Emerging
                                            Comstock         Growth
                                          Portfolio --    Portfolio --
                                         Class II Shares Class II Shares
                                         --------------- ---------------
Assets
Investments at fair market value (note
  2a)...................................     144,084         53,083
Dividend receivable.....................          --             --
Receivable from affiliate (note 4b).....          --             --
Receivable for units sold...............          --             --
                                             -------         ------
       Total assets.....................     144,084         53,083
                                             -------         ------
Liabilities
Accrued expenses payable to affiliate
  (note 4c).............................           2              1
Payable for units withdrawn.............          85             --
                                             -------         ------
       Total liabilities................          87              1
                                             -------         ------
Net assets attributable to variable
  life policy owners....................     143,997         53,082
                                             =======         ======
Outstanding units (note 2b, 4a, and 5):
  Type I................................          --             --
                                             =======         ======
Net asset value per unit: Type I........          --             --
                                             =======         ======
Outstanding units (note 2b, 4a, and 5):
  Type II...............................      10,338          3,061
                                             =======         ======
Net asset value per unit: Type II.......       10.50           9.21
                                             =======         ======
Outstanding units (note 2b, 4a, and 5):
  Type III..............................       3,335          2,671
                                             =======         ======
Net asset value per unit: Type III......       10.63           9.32
                                             =======         ======
Investments in securities, at cost......     129,844         50,091
                                             =======         ======
Shares outstanding......................      12,262          2,194
                                             =======         ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations

                                                           AIM Variable Insurance Funds
                                         ---------------------------------------------------------------
                                                             AIM V.I.
                                             AIM V.I.         Capital        AIM V.I.        AIM V.I.
                                           Basic Value     Appreciation       Growth      Premier Equity
                                             Fund --          Fund --         Fund --         Fund --
                                         Series II Shares Series I Shares Series I Shares Series I Shares
                                         ---------------- --------------- --------------- ---------------
                                           Period from
                                            May 1, to
                                           December 31,
                                               2003                Year ended December 31, 2003
                                         ---------------- ----------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........      $   --              --              --             924
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...          --              --              --              --
   Expenses -- Mortality and expense
     risk charges -- Type II (note 4a)..         140           1,135           1,052           1,837
                                              ------          ------          ------          ------
Net investment income (expense).........        (140)         (1,135)         (1,052)           (913)
                                              ------          ------          ------          ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............         127             249          (2,330)         (5,088)
   Unrealized appreciation
     (depreciation).....................       5,586          45,393          45,583          67,387
   Capital gain distributions...........          --              --              --              --
                                              ------          ------          ------          ------
Net realized and unrealized gain (loss)
  on investments........................       5,713          45,642          43,253          62,299
                                              ------          ------          ------          ------
Increase (decrease) in net assets from
  operations............................      $5,573          44,507          42,201          61,386
                                              ======          ======          ======          ======

                                               The Alger American Fund
                                         ----------------------------------

                                         Alger American    Alger American
                                             Growth     Small Capitalization
                                          Portfolio --      Portfolio --
                                         Class O Shares    Class O Shares
                                         -------------- --------------------



                                            Year ended December 31, 2003
                                         ----------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........          --                --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...       8,745             5,122
   Expenses -- Mortality and expense
     risk charges -- Type II (note 4a)..      11,440             4,472
                                           ---------          --------
Net investment income (expense).........     (20,185)           (9,594)
                                           ---------          --------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (457,805)         (314,372)
   Unrealized appreciation
     (depreciation).....................   1,333,159           802,810
   Capital gain distributions...........          --                --
                                           ---------          --------
Net realized and unrealized gain (loss)
  on investments........................     875,354           488,438
                                           ---------          --------
Increase (decrease) in net assets from
  operations............................     855,169           478,844
                                           =========          ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                         AllianceBernstein Variable Products Series Fund, Inc.              Dreyfus
                                         --------------------------------------------------    --------------------------------
                                                                                                                   The Dreyfus
                                                                                               Dreyfus Investment    Socially
                                          Growth and      Premier                                  Portfolios      Responsible
                                            Income         Growth       Quasar     Technology   Emerging Markets   Growth Fund,
                                         Portfolio --   Portfolio -- Portfolio -- Portfolio --    Portfolio --       Inc. --
                                            Class B        Class B      Class B     Class B      Initial Shares   Initial Shares
                                         ------------   ------------ ------------ ------------ ------------------ --------------
                                                                                  Period from     Period from       Year ended
                                                                                   May 1, to   January 1, 2003 to  December 31,
                                              Year ended December 31, 2003        December 31, November 14, 2003       2003
                                         -------------------------------------    ------------ ------------------ --------------
Investment income and expense:
   Income -- Ordinary dividends.........   $  8,748            --           --         --                69               64
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        142            --           --         --                --               --
   Expenses -- Mortality and expense
     risk charges -- Type II (note 4a)..      6,831         1,154          392         15               368              317
                                           --------        ------       ------        ---            ------           ------
Net investment income (expense).........      1,775        (1,154)        (392)       (15)             (299)            (253)
                                           --------        ------       ------        ---            ------           ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (19,073)       (9,941)         821         38            28,826           (1,450)
   Unrealized appreciation
     (depreciation).....................    337,464        46,255       23,409        444              (440)          13,315
   Capital gain distributions...........         --            --           --         --                --               --
                                           --------        ------       ------        ---            ------           ------
Net realized and unrealized gain (loss)
  on investments........................    318,391        36,314       24,230        482            28,386           11,865
                                           --------        ------       ------        ---            ------           ------
Increase (decrease) in net assets from
  operations............................   $320,166        35,160       23,838        467            28,087           11,612
                                           ========        ======       ======        ===            ======           ======

                                          Eaton Vance Variable Trust
                                         ----------------------------


                                              VT             VT
                                         Floating-Rate    Worldwide
                                            Income     Health Sciences
                                             Fund           Fund
                                         ------------- ---------------
                                                  Period from
                                                   May 1, to
                                               December 31, 2003
                                         ----------------------------
Investment income and expense:
   Income -- Ordinary dividends.........      25               --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...      --               --
   Expenses -- Mortality and expense
     risk charges -- Type II (note 4a)..       8               60
                                              --            -----
Net investment income (expense).........      17              (60)
                                              --            -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       8                2
   Unrealized appreciation
     (depreciation).....................      11            1,446
   Capital gain distributions...........      --               --
                                              --            -----
Net realized and unrealized gain (loss)
  on investments........................      19            1,448
                                              --            -----
Increase (decrease) in net assets from
  operations............................      36            1,388
                                              ==            =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                      Federated Insurance Series
                                         -----------------------------------------------------------------------------------
                                           Federated                Federated      Federated      Federated
                                            American    Federated  High Income    High Income   International    Federated
                                            Leaders      Capital       Bond           Bond          Small        Kaufmann
                                           Fund II --    Income     Fund II --     Fund II --      Company      Fund II --
                                         Primary Shares  Fund II  Primary Shares Service Shares    Fund II     Service Shares
                                         -------------- --------- -------------- -------------- ------------- ---------------
                                                                                                 Period from
                                                                                                 January 1,     Period from
                                                                                                   2003 to       May 1, to
                                                                                                November 14,   December 31,
                                                      Year ended December 31, 2003                  2003           2003
                                         ------------------------------------------------------ ------------- ---------------
Investment income and expense:
 Income -- Ordinary dividends...........    $  9,684      19,027      46,053          6,973            --             --
 Expenses -- Mortality and expense risk
  charges -- Type I (note 4a)...........       2,062         878       1,954             --            --             --
 Expenses -- Mortality and expense risk
  charges -- Type II (note 4a)..........       2,465       1,170       2,638            763           208            186
                                            --------     -------     -------         ------        ------          -----
Net investment income (expense).........       5,157      16,979      41,461          6,210          (208)          (186)
                                            --------     -------     -------         ------        ------          -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............     (30,743)    (44,887)    (22,722)         2,071        13,744            114
 Unrealized appreciation (depreciation).     190,269      81,617     106,809         20,626          (376)         7,567
 Capital gain distributions.............          --          --          --             --            --             --
                                            --------     -------     -------         ------        ------          -----
Net realized and unrealized gain (loss)
 on investments.........................     159,526      36,730      84,087         22,697        13,368          7,681
                                            --------     -------     -------         ------        ------          -----
Increase (decrease) in net assets from
 operations.............................    $164,683      53,709     125,548         28,907        13,160          7,495
                                            ========     =======     =======         ======        ======          =====

                                                        Fidelity Variable Insurance Products Fund (VIP)
                                         ----------------------------------------------------------------------------
                                              VIP             VIP
                                            Equity-         Equity-           VIP                            VIP
                                             Income          Income          Growth       VIP Growth       Overseas
                                          Portfolio --    Portfolio --    Portfolio --   Portfolio --    Portfolio --
                                          Initial Class  Service Class 2  Initial Class Service Class 2  Initial Class
                                         -------------- ---------------- -------------- --------------- --------------




                                                                 Year ended December 31, 2003
                                         ----------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........     116,729          8,210           15,792            816          12,633
 Expenses -- Mortality and expense risk
  charges -- Type I (note 4a)...........      37,627             --           31,061             --           9,243
 Expenses -- Mortality and expense risk
  charges -- Type II (note 4a)..........       8,649          3,958           10,951          5,107           1,621
                                           ---------        -------        ---------        -------        --------
Net investment income (expense).........      70,453          4,252          (26,220)        (4,291)          1,769
                                           ---------        -------        ---------        -------        --------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (198,301)        (5,636)        (645,061)       (26,232)       (149,988)
 Unrealized appreciation (depreciation).   1,905,046        180,061        2,353,759        260,330         735,083
 Capital gain distributions.............          --             --               --             --              --
                                           ---------        -------        ---------        -------        --------
Net realized and unrealized gain (loss)
 on investments.........................   1,706,745        174,425        1,708,698        234,098         585,095
                                           ---------        -------        ---------        -------        --------
Increase (decrease) in net assets from
 operations.............................   1,777,198        178,677        1,682,478        229,807         586,864
                                           =========        =======        =========        =======        ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            Fidelity Variable Insurance Products
                                                      Fund II (VIP II)
                                         ------------------------------------------
                                            VIP II
                                             Asset        VIP II         VIP II
                                          Manager/SM/  Contrafund(R)  Contrafund(R)
                                         Portfolio --  Portfolio --   Portfolio --
                                         Initial Class Initial Class Service Class 2
                                         ------------- ------------- ---------------



                                                Year ended December 31, 2003
                                         ------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........   $ 133,189        25,625         1,659
   Expenses -- Mortality and
     expense risk charges -- Type I
     (note 4a)..........................      23,374        20,911            --
   Expenses -- Mortality and
     expense risk charges -- Type II
     (note 4a)..........................       1,828        19,004         4,850
                                           ---------     ---------       -------
Net investment income (expense).........     107,987       (14,290)       (3,191)
                                           ---------     ---------       -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (191,689)     (186,718)        9,259
   Unrealized appreciation
     (depreciation).....................     639,507     1,633,888       206,746
   Capital gain distributions...........          --            --            --
                                           ---------     ---------       -------
Net realized and unrealized gain (loss)
  on investments........................     447,818     1,447,170       216,005
                                           ---------     ---------       -------
Increase (decrease) in net assets from
  operations............................   $ 555,805     1,432,880       212,814
                                           =========     =========       =======

                                                   Fidelity Variable Insurance Products Fund III (VIP III)
                                         ---------------------------------------------------------------------------
                                             VIP III        VIP III         VIP III        VIP III
                                         Dynamic Capital    Growth &       Growth &        Growth         VIP III
                                          Appreciation       Income         Income      Opportunities     Mid Cap
                                          Portfolio --    Portfolio --   Portfolio  --  Portfolio --   Portfolio --
                                         Service Class 2  Initial Class Service Class 2 Initial Class Service Class 2
                                         --------------- -------------- --------------- ------------- ---------------
                                           Period from
                                            May 1, to
                                          December 31,
                                              2003                       Year ended December 31, 2003
                                         --------------- -----------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........        --           16,674          1,816           2,598          1,226
   Expenses -- Mortality and
     expense risk charges -- Type I
     (note 4a)..........................        --            2,908             --             902             78
   Expenses -- Mortality and
     expense risk charges -- Type II
     (note 4a)..........................         3            6,997          1,522           1,627          4,581
                                               ---          -------         ------         -------        -------
Net investment income (expense).........        (3)           6,769            294              69         (3,433)
                                               ---          -------         ------         -------        -------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............         5          (70,329)           780         (32,249)        10,055
   Unrealized appreciation
     (depreciation).....................       114          354,444         52,572         130,031        256,323
   Capital gain distributions...........        --               --             --              --             --
                                               ---          -------         ------         -------        -------
Net realized and unrealized gain (loss)
  on investments........................       119          284,115         53,352          97,782        266,378
                                               ---          -------         ------         -------        -------
Increase (decrease) in net assets from
  operations............................       116          290,884         53,646          97,851        262,945
                                               ===          =======         ======         =======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                    GE Investments Funds, Inc.
                                         ---------------------------------------------------------------------------------------
                                                                        Mid-Cap         Premier     Real               Small-Cap
                                         Global           International  Value   Money  Growth     Estate   S&P 500(R)   Value
                                         Income   Income     Equity     Equity   Market Equity   Securities   Index     Equity
                                          Fund     Fund       Fund       Fund     Fund   Fund       Fund       Fund      Fund
                                         ------- -------  ------------- -------  ------ -------  ---------- ---------- ---------
                                                                                   Year ended December 31, 2003
                                         ---------------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends........... $ 9,362  72,004       5,753     29,597  98,180   2,879    51,148     151,289       423
 Expenses -- Mortality and expense risk
  charges --  Type I (note 4a)..........     728   4,321       1,185      3,568  25,075   1,861     4,257      25,738        18
 Expenses -- Mortality and expense risk
  charges --  Type II (note 4a).........   1,167  10,405       2,540      9,288  58,533   7,157     5,426      50,786     2,830
                                         ------- -------     -------    -------  ------ -------   -------   ---------   -------
Net investment income (expense).........   7,467  57,278       2,028     16,741  14,572  (6,139)   41,465      74,765    (2,425)
                                         ------- -------     -------    -------  ------ -------   -------   ---------   -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............  16,322  19,905     (64,169)    (2,584)     -- (54,210)   38,950    (471,062)    8,721
 Unrealized appreciation (depreciation).   5,086 (53,203)    243,783    540,067      -- 392,552   280,806   3,141,155   135,839
 Capital gain distributions.............      --  29,065          --         --      --      --    75,335          --        --
                                         ------- -------     -------    -------  ------ -------   -------   ---------   -------
Net realized and unrealized gain (loss)
 on investments.........................  21,408  (4,233)    179,614    537,483      -- 338,342   395,091   2,670,093   144,560
                                         ------- -------     -------    -------  ------ -------   -------   ---------   -------
Increase (decrease) in net assets from
 operations............................. $28,875  53,045     181,642    554,224  14,572 332,203   436,556   2,744,858   142,135
                                         ======= =======     =======    =======  ====== =======   =======   =========   =======

                                         -------------------------

                                          Total     U.S.   Value
                                          Return   Equity  Equity
                                           Fund     Fund    Fund
                                         -------  -------  ------

                                         -------------------------
Investment income and expense:
 Income -- Ordinary dividends...........  24,916   10,203   3,730
 Expenses -- Mortality and expense risk
  charges --  Type I (note 4a)..........   8,666      909      --
 Expenses -- Mortality and expense risk
  charges --  Type II (note 4a).........   4,835    6,852   1,081
                                         -------  -------  ------
Net investment income (expense).........  11,415    2,442   2,649
                                         -------  -------  ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)............... (35,749) (59,448) (2,129)
 Unrealized appreciation (depreciation). 377,997  304,466  53,108
 Capital gain distributions.............      --       --      --
                                         -------  -------  ------
Net realized and unrealized gain (loss)
 on investments......................... 342,248  245,018  50,979
                                         -------  -------  ------
Increase (decrease) in net assets from
 operations............................. 353,663  247,460  53,628
                                         =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           Goldman Sachs Variable     Greenwich Street
                                               Insurance Trust          Series Fund
                                         ---------------------------  ---------------- --------------
                                                                      Salomon Brothers
                                                                          Variable        Balanced
                                         Goldman Sachs  Goldman Sachs     Emerging      Portfolio --
                                          Growth and       Mid Cap     Growth Fund --   Institutional
                                          Income Fund    Value Fund       Class II         Shares
                                         -------------  ------------- ---------------- --------------
                                                                        Period from
                                                                         May 1, to
                                                                        December 31,
                                         Year ended December 31, 2003       2003
                                         ---------------------------  ---------------- --------------
Investment income and expense:
   Income -- Ordinary dividends.........    $ 2,383         13,410           --            109,987
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        319          3,385           --             13,606
   Expenses -- Mortality and expense
     risk charges -- Type II (note 4a)..        949          6,868            5             22,276
                                            -------        -------          ---           --------
Net investment income (expense).........      1,115          3,157           (5)            74,105
                                            -------        -------          ---           --------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............     (1,242)        20,111          104           (130,523)
   Unrealized appreciation
     (depreciation).....................     35,315        323,377          124            694,298
   Capital gain distributions...........         --         17,603           --                 --
                                            -------        -------          ---           --------
Net realized and unrealized gain (loss)
  on investments........................     34,073        361,091          228            563,775
                                            -------        -------          ---           --------
Increase (decrease) in net assets from
  operations............................    $35,188        364,248          223            637,880
                                            =======        =======          ===           ========

                                                     Janus Aspen Series
                                         -------------------------------------------------------
                                                         Capital       Capital       Flexible
                                           Balanced    Appreciation  Appreciation     Income
                                         Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                            Service    Institutional   Service     Institutional
                                            Shares        Shares        Shares        Shares
                                         ------------ -------------- ------------ --------------



                                                Year ended December 31, 2003
                                         -------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........    24,328         11,665          626        43,062
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --          2,893           --         2,175
   Expenses -- Mortality and expense
     risk charges -- Type II (note 4a)..     8,388         14,323        1,317         4,100
                                           -------       --------       ------        ------
Net investment income (expense).........    15,940         (5,551)        (691)       36,787
                                           -------       --------       ------        ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............    (7,169)      (294,872)      (2,597)       16,423
   Unrealized appreciation
     (depreciation).....................   149,207        742,958       50,991        (6,069)
   Capital gain distributions...........        --             --           --            --
                                           -------       --------       ------        ------
Net realized and unrealized gain (loss)
  on investments........................   142,038        448,086       48,394        10,354
                                           -------       --------       ------        ------
Increase (decrease) in net assets from
  operations............................   157,978        442,535       47,703        47,141
                                           =======       ========       ======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II


                                         ------------------------------------------------------
                                         Global Life     Global
                                           Sciences    Technology      Growth        Growth
                                         Portfolio -- Portfolio  -- Portfolio --  Portfolio  --
                                            Service      Service    Institutional     Service
                                            Shares       Shares        Shares        Shares
                                         ------------ ------------- ------------- -------------

                                         ------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $     --           --          4,373          --
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........        256          285         15,621          --
 Expenses -- Mortality and expense risk
   charges  -- Type II (note 4a)........      1,275        1,207         17,059       1,195
                                           --------      -------      ---------      ------
Net investment income (expense).........     (1,531)      (1,492)       (28,307)     (1,195)
                                           --------      -------      ---------      ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (16,451)     (19,490)      (739,843)     (8,351)
 Unrealized appreciation (depreciation).     69,216      105,676      2,037,241      56,948
 Capital gain distributions.............         --           --             --          --
                                           --------      -------      ---------      ------
Net realized and unrealized gain (loss)
 on investments.........................     52,765       86,186      1,297,398      48,597
                                           --------      -------      ---------      ------
Increase (decrease) in net assets from
 operations.............................   $ 51,234       84,694      1,269,091      47,402
                                           ========      =======      =========      ======

                                           Janus Aspen Series (continued)
                                         ---------------------------------------------------------------------------------------
                                         International International    Mid Cap        Mid Cap        Worldwide      Worldwide
                                            Growth        Growth        Growth         Growth          Growth         Growth
                                         Portfolio --  Portfolio  -- Portfolio  --  Portfolio --    Portfolio  --  Portfolio  --
                                         Institutional    Service       Service      Institutional   Institutional     Service
                                            Shares        Shares        Shares         Shares          Shares         Shares
                                         ------------- ------------- ------------- --------------- --------------- -------------
                                            Year ended December 31, 2003
                                         ---------------------------------------------------------------------------------------
Investment income and expense:
 Income -- Ordinary dividends...........     23,559        2,570            --               --          65,167         2,641
 Expenses -- Mortality and expense risk
   charges -- Type I (note 4a)..........      4,505           --            --           13,310          22,306            --
 Expenses -- Mortality and expense risk
   charges  -- Type II (note 4a)........      8,783        1,232         1,599           14,366          19,078         1,928
                                           --------       ------        ------        ---------       ---------       -------
Net investment income (expense).........     10,271        1,338        (1,599)         (27,676)         23,783           713
                                           --------       ------        ------        ---------       ---------       -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............   (224,523)      (2,651)       (4,366)        (796,042)       (924,316)      (14,683)
 Unrealized appreciation (depreciation).    800,429       90,146        86,531        1,994,094       2,159,909        84,424
 Capital gain distributions.............         --           --            --               --              --            --
                                           --------       ------        ------        ---------       ---------       -------
Net realized and unrealized gain (loss)
 on investments.........................    575,906       87,495        82,165        1,198,052       1,235,593        69,741
                                           --------       ------        ------        ---------       ---------       -------
Increase (decrease) in net assets from
 operations.............................    586,177       88,833        80,566        1,170,376       1,259,376        70,454
                                           ========       ======        ======        =========       =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                                Nations Separate
                                                   MFS(R) Variable Insurance Trust                Account Trust
                                         --------------------------------------------------  ----------------------
                                            MFS(R)       MFS(R)       MFS(R)
                                          Investors    Investors       New         MFS(R)                 Nations
                                         Growth Stock    Trust      Discovery    Utilities    Nations     Marsico
                                          Series --    Series  --   Series --    Series  --   Marsico  International
                                            Service      Service      Service      Service    Growth   Opportunities
                                         Class Shares Class Shares Class Shares Class Shares Portfolio   Portfolio
                                         ------------ ------------ ------------ ------------ --------- -------------
                                                                                                   Period from
                                                                                                    May 1, to
                                                    Year ended December 31, 2003                December 31, 2003
                                         --------------------------------------------------  ----------------------
Investment income and expense:
 Income -- Ordinary dividends...........   $    --          447           --        5,482         --           6
 Expenses  -- Mortality and expense
  risk charges  --  Type I (note 4a)....        --           --           30           --         --          --
 Expenses  -- Mortality and expense
  risk charges  --  Type II (note 4a)...     1,060          671        1,770        1,940         18          37
                                           -------       ------       ------       ------      -----      ------
Net investment income (expense).........    (1,060)        (224)      (1,800)       3,542        (18)        (31)
                                           -------       ------       ------       ------      -----      ------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............    (3,280)      (2,184)      (2,238)      (7,477)        28       5,151
 Unrealized appreciation (depreciation).    33,159       22,066       81,957       90,009      1,079      10,132
 Capital gain distributions.............        --           --           --           --         --          --
                                           -------       ------       ------       ------      -----      ------
Net realized and unrealized gain (loss)
 on investments.........................    29,879       19,882       79,719       82,532      1,107      15,283
                                           -------       ------       ------       ------      -----      ------
Increase (decrease) in net assets from
 operations.............................   $28,819       19,658       77,919       86,074      1,089      15,252
                                           =======       ======       ======       ======      =====      ======

                                                      Oppenheimer Variable Account Funds
                                         -----------------------------------------------------------

                                                              Oppenheimer
                                            Oppenheimer       Aggressive                 Oppenheimer
                                            Aggressive          Growth       Oppenheimer   Capital
                                              Growth          Fund/VA --        Bond     Appreciation
                                              Fund/VA       Service Shares     Fund/VA     Fund/VA
                                         ----------------- ----------------- ----------- ------------
                                                              Period from
                                            Year ended         May 1, to            Year ended
                                         December 31, 2003 December 31, 2003    December 31, 2003
                                         ----------------- ----------------- -----------------------
Investment income and expense:
 Income -- Ordinary dividends...........            --             --          78,444        15,825
 Expenses  -- Mortality and expense
  risk charges  --  Type I (note 4a)....        16,787             --           4,590        18,773
 Expenses  -- Mortality and expense
  risk charges  --  Type II (note 4a)...         5,758             50           4,741         9,865
                                             ---------           ----          ------     ---------
Net investment income (expense).........       (22,545)           (50)         69,113       (12,813)
                                             ---------           ----          ------     ---------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      (393,303)           190          11,560      (232,258)
 Unrealized appreciation (depreciation).     1,125,565           (228)             87     1,332,858
 Capital gain distributions.............            --             --              --            --
                                             ---------           ----          ------     ---------
Net realized and unrealized gain (loss)
 on investments.........................       732,262            (38)         11,647     1,100,600
                                             ---------           ----          ------     ---------
Increase (decrease) in net assets from
 operations.............................       709,717            (88)         80,760     1,087,787
                                             =========           ====          ======     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II


                                                              Oppenheimer Variable Account Funds (continued)
                                         -----------------------------------------------------------------------
                                            Oppenheimer    Oppenheimer
                                              Capital        Global                Oppenheimer    Oppenheimer
                                           Appreciation    Securities              Main Street Main Street Small
                                            Fund/VA --     Fund/VA --  Oppenheimer Fund/VA --   Cap Fund/VA --
                                              Service        Service   High Income   Service        Service
                                              Shares         Shares      Fund/VA     Shares         Shares
                                         ----------------- ----------- ----------- ----------- -----------------
                                            Period from                                           Period from
                                             May 1, to                 Year ended                  May 1, to
                                         December 31, 2003          December 31, 2003          December 31, 2003
                                         ----------------- ----------------------------------  -----------------
Investment income and expense:
 Income -- Ordinary dividends...........       $ --            2,002     205,338       3,488            --
 Expenses --  Mortality and expense
   risk charges  -- Type I (note 4a)....         --               --      12,279          --            --
 Expenses - Mortality and expense
   risk charges  -- Type II (note 4a)...          8            2,305       8,239       2,940            20
                                               ----          -------    --------     -------         -----
Net investment income (expense).........         (8)            (303)    184,820         548           (20)
                                               ----          -------    --------     -------         -----
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............         36           (4,186)   (109,031)     (5,527)           79
 Unrealized appreciation (depreciation).        263          148,648     528,507     115,525         1,263
 Capital gain distributions.............         --               --          --          --            --
                                               ----          -------    --------     -------         -----
Net realized and unrealized gain (loss)
 on investments.........................        299          144,462     419,476     109,998         1,342
                                               ----          -------    --------     -------         -----
Increase (decrease) in net assets from
 operations.............................       $291          144,159     604,296     110,546         1,322
                                               ====          =======    ========     =======         =====

                                                           PBHG Insurance Series
                                                               Fund, Inc.
                                         ----------------- --------------------


                                            Oppenheimer                 PBHG
                                             Multiple        PBHG     Large Cap
                                            Strategies     Growth II   Growth
                                              Fund/VA      Portfolio  Portfolio
                                         ----------------- ---------  ---------

                                            Year ended         Year ended
                                         December 31, 2003  December 31, 2003
                                         ----------------- --------------------
Investment income and expense:
 Income -- Ordinary dividends...........       37,260            --         --
 Expenses --  Mortality and expense
   risk charges  -- Type I (note 4a)....        5,973         1,327      1,856
 Expenses - Mortality and expense
   risk charges  -- Type II (note 4a)...        3,091         2,980      3,040
                                              -------      --------    -------
Net investment income (expense).........       28,196        (4,307)    (4,896)
                                              -------      --------    -------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)...............      (29,857)     (129,358)   (66,153)
 Unrealized appreciation (depreciation).      282,890       263,832    256,661
 Capital gain distributions.............           --            --         --
                                              -------      --------    -------
Net realized and unrealized gain (loss)
 on investments.........................      253,033       134,474    190,508
                                              -------      --------    -------
Increase (decrease) in net assets from
 operations.............................      281,229       130,167    185,612
                                              =======      ========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II


                                                                  PIMCO Variable Insurance Trust
                                         -------------------------------------------------------------------------------
                                                                                Long-Term U.S.
                                          Foreign Bond                            Government
                                          Portfolio --  High Yield Portfolio --  Portfolio --   Total Return Portfolio --
                                         Administrative   Administrative Class   Administrative    Administrative Class
                                          Class Shares          Shares           Class Shares            Shares
                                         -------------- ----------------------- --------------- -------------------------

                                                                   Year ended December 31, 2003
                                         -------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends.........     $1,255             19,581               18,041              33,130
   Expenses -- Mortality and expense
     risk charges  -- Type I (note 4a)..         --                 --                   --                  62
   Expenses -- Mortality and expense
     risk charges  -- Type II (note 4a).        298              1,602                4,122               7,047
                                             ------             ------              -------              ------
Net investment income (expense).........        957             17,979               13,919              26,021
                                             ------             ------              -------              ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............        284              4,710                3,137              13,141
   Unrealized appreciation
     (depreciation).....................       (897)            28,356              (12,375)             (5,954)
   Capital gain distributions...........         --                 --               10,866              12,326
                                             ------             ------              -------              ------
Net realized and unrealized gain (loss)
  on investments........................       (613)            33,066                1,628              19,513
                                             ------             ------              -------              ------
Increase (decrease) in net assets from
  operations............................     $  344             51,045               15,547              45,534
                                             ======             ======              =======              ======

                                              The Prudential
                                             Series Fund, Inc.
                                         -------------------------
                                           Jennison
                                            20/20
                                            Focus       Jennison
                                         Portfolio -- Portfolio --
                                           Class II     Class II
                                         ------------ ------------
                                           Period from May 1, to
                                             December 31, 2003
                                         -------------------------
Investment income and expense:
   Income -- Ordinary dividends.........      --           --
   Expenses -- Mortality and expense
     risk charges  -- Type I (note 4a)..      --           --
   Expenses -- Mortality and expense
     risk charges  -- Type II (note 4a).      --           --
                                              --           --
Net investment income (expense).........      --           --
                                              --           --
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       3            3
   Unrealized appreciation
     (depreciation).....................      (3)          21
   Capital gain distributions...........      --           --
                                              --           --
Net realized and unrealized gain (loss)
  on investments........................      --           24
                                              --           --
Increase (decrease) in net assets from
  operations............................      --           24
                                              ==           ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          RYDEX Variable
                                               Trust                    Salomon Brothers Variable Series Fund Inc.
                                         ----------------- ---------------------------------------------------------------------
                                                           Salomon Brothers
                                                               Variable      Salomon Brothers  Salomon Brothers Salomon Brothers
                                                                All Cap          Variable          Variable         Variable
                                                                Fund --      Investors Fund --  Strategic Bond    Total Return
                                             OTC Fund          Class II           Class I      Fund --  Class I Fund --  Class I
                                         ----------------- ----------------- ----------------- ---------------- ----------------
                                                              Period from
                                            Year ended         May 1, to
                                         December 31, 2003 December 31, 2003            Year ended December 31, 2003
                                         ----------------- ----------------- ---------------------------------------------------
Investment income and expense:
Income -- Ordinary dividends............      $    --              --               9,017           35,660            3,077
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...           --              --               2,319            1,252              604
   Expenses -- Mortality and expense
     risk charges  -- Type II (note 4a).          361               3               2,180            2,986              572
                                              -------             ---             -------           ------           ------
Net investment income (expense).........         (361)             (3)              4,518           31,422            1,901
                                              -------             ---             -------           ------           ------
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............         (936)            242             (26,367)          20,851            3,490
   Unrealized appreciation
     (depreciation).....................       20,812              34             200,655            2,799           16,637
   Capital gain distributions...........           --              --                  --           14,991            2,344
                                              -------             ---             -------           ------           ------
Net realized and unrealized gain (loss)
  on investments........................       19,876             276             174,288           38,641           22,471
                                              -------             ---             -------           ------           ------
Increase (decrease) in net assets from
  operations............................      $19,515             273             178,806           70,063           24,372
                                              =======             ===             =======           ======           ======

                                              Van Kampen Life
                                              Investment Trust
                                         -------------------------
                                                         Emerging
                                           Comstock       Growth
                                         Portfolio  -- Portfolio --
                                            Class II     Class II
                                            Shares        Shares
                                         ------------- ------------

                                                 Year ended
                                             December 31, 2003
                                         -------------------------
Investment income and expense:
Income -- Ordinary dividends............        75           --
   Expenses -- Mortality and expense
     risk charges -- Type I (note 4a)...        --           --
   Expenses -- Mortality and expense
     risk charges  -- Type II (note 4a).       167           61
                                            ------        -----
Net investment income (expense).........       (92)         (61)
                                            ------        -----
Net realized and unrealized gain (loss)
  on investments:
   Net realized gain (loss).............       709          121
   Unrealized appreciation
     (depreciation).....................    14,251        3,004
   Capital gain distributions...........        --           --
                                            ------        -----
Net realized and unrealized gain (loss)
  on investments........................    14,960        3,125
                                            ------        -----
Increase (decrease) in net assets from
  operations............................    14,868        3,064
                                            ======        =====


                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets


                                                                    AIM Variable Insurance Funds
                                             -------------------------------------------------------------------------
                                                                  AIM V.I. Capital                        AIM V.I.
                                             AIM V.I. Basic Value   Appreciation     AIM V.I. Growth   Premier Equity
                                              Fund -- Series II   Fund -- Series I  Fund -- Series I  Fund -- Series I
                                                    Shares             Shares            Shares            Shares
                                             -------------------- ----------------  ----------------  ----------------
                                                                     Year ended        Year ended        Year ended
                                                 Period from        December 31,      December 31,      December 31,
                                                  May 1, to       ----------------  ----------------  ----------------
                                              December 31, 2003     2003     2002     2003     2002     2003     2002
                                             -------------------- -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........       $  (140)        (1,135)    (729)  (1,052)    (759)    (913)    (472)
   Net realized gain (loss) on
     investments............................           127            249  (19,227)  (2,330) (23,737)  (5,088) (39,459)
   Unrealized appreciation
     (depreciation) on investments..........         5,586         45,393   (7,360)  45,583  (15,187)  67,387  (31,363)
   Capital gain distributions...............            --             --       --       --       --       --       --
                                                   -------        -------  -------  -------  -------  -------  -------
       Increase (decrease) in net
         assets from operations.............         5,573         44,507  (27,316)  42,201  (39,683)  61,386  (71,294)
                                                   -------        -------  -------  -------  -------  -------  -------
From capital transactions:
   Net premiums.............................        22,869         80,801   89,273   58,895  113,543  107,801  199,692
   Loan interest............................            --            (57)      --      (22)       1      (53)     (29)
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................            --             --       --       --       --       --   (2,058)
     Surrenders.............................            --         (3,798)  (1,257)  (4,685)    (290) (20,217)    (154)
     Loans..................................            --           (270)    (324)     128       --     (542)  (1,182)
     Cost of insurance and
       administrative expenses (note 4a)....        (2,181)       (34,054) (31,944) (32,108) (33,276) (51,135) (51,044)
     Transfers (to) from the Guarantee
       Account..............................        27,269          8,881   (1,413)   1,432   (3,399)   6,313   (5,632)
     Transfers (to) from other
       subaccounts..........................            --            881    2,109      368    7,478    2,691    9,457
                                                   -------        -------  -------  -------  -------  -------  -------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............        47,957         52,384   56,444   24,008   84,057   44,858  149,050
                                                   -------        -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets...........        53,530         96,891   29,128   66,209   44,374  106,244   77,756
Net assets at beginning of year.............            --        126,826   97,698  127,488   83,114  230,638  152,882
                                                   -------        -------  -------  -------  -------  -------  -------
Net assets at end of year...................       $53,530        223,717  126,826  193,697  127,488  336,882  230,638
                                                   =======        =======  =======  =======  =======  =======  =======
Changes in units (note 5):
   Units purchased..........................         4,315         17,269   18,960   14,400   28,398   17,472   31,557
   Units redeemed...........................          (188)        (7,280)  (7,249)  (8,716)  (8,674) (10,762)  (9,068)
                                                   -------        -------  -------  -------  -------  -------  -------
   Net increase (decrease) in units
     from capital transactions with
     policy owners during the years or
     lesser periods ended December 31,
     2003 and 2002..........................         4,127          9,989   11,711    5,684   19,724    6,710   22,489
                                                   =======        =======  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      The Alger American Fund
                                           --------------------------------------------
                                               Alger American         Alger American
                                                   Growth          Small Capitalization
                                                Portfolio --           Portfolio --
                                               Class O Shares         Class O Shares
                                           ----------------------  --------------------
                                                 Year ended             Year ended
                                                December 31,           December 31,
                                           ----------------------  --------------------
                                              2003        2002        2003       2002
                                           ----------  ----------  ---------  ---------
Increase (decrease) in net assets
From Operations:
 Net investment income (expense).......... $  (20,185)    (22,536)    (9,594)    (9,333)
 Net realized gain (loss) on investments..   (457,805)   (945,545)  (314,372)  (440,087)
 Unrealized appreciation (depreciation)
   on investments.........................  1,333,159    (450,695)   802,810     12,635
 Capital gain distributions...............         --          --         --         --
                                           ----------  ----------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................    855,169  (1,418,776)   478,844   (436,785)
                                           ----------  ----------  ---------  ---------
From capital transactions:
 Net premiums.............................    493,105     579,215    301,236    337,743
 Loan interest............................     (1,994)     (3,507)    (1,574)      (974)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (34,436)    (17,526)    (7,637)        --
   Surrenders.............................   (325,432)   (130,875)  (113,754)   (33,620)
   Loans..................................     (7,490)    (14,833)    (7,360)    (8,349)
   Cost of insurance and administrative
    expenses (note 4a)....................   (360,246)   (399,992)  (171,650)  (173,349)
   Transfers (to) from the Guarantee
    Account...............................    (37,177)      4,884    (37,633)     3,392
   Transfers (to) from other subaccounts..         --    (458,973)        --     30,798
                                           ----------  ----------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (273,670)   (441,607)   (38,372)   155,641
                                           ----------  ----------  ---------  ---------
Increase (decrease) in net assets.........    581,499  (1,860,383)   440,472   (281,144)
Net assets at beginning of year...........  2,583,221   4,443,604  1,189,674  1,470,818
                                           ----------  ----------  ---------  ---------
Net assets at end of year................. $3,164,720   2,583,221  1,630,146  1,189,674
                                           ==========  ==========  =========  =========
Changes in units (note 5):
 Units purchased..........................     31,197      37,743     43,617     40,894
 Units redeemed...........................    (48,511)    (66,278)   (49,173)   (23,781)
                                           ----------  ----------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................    (17,314)    (28,535)    (5,556)    17,113
                                           ==========  ==========  =========  =========

                                                   AllianceBernstein Variable Products Series Fund, Inc.
                                           --------------------------------------------------------------------
                                                Growth and           Premier
                                                  Income             Growth            Quasar        Technology
                                               Portfolio --       Portfolio --      Portfolio --    Portfolio --
                                                 Class B             Class B           Class B        Class B
                                           -------------------  ----------------  ----------------  ------------
                                                Year ended         Year ended        Year ended     Period from
                                               December 31,       December 31,      December 31,     May 1, to
                                           -------------------  ----------------  ----------------  December 31,
                                              2003      2002      2003     2002     2003     2002       2003
                                           ---------  --------  -------  -------  -------  -------  ------------
Increase (decrease) in net assets
From Operations:
 Net investment income (expense)..........     1,775      (479)  (1,154)    (821)    (392)    (223)      (15)
 Net realized gain (loss) on investments..   (19,073)  (31,798)  (9,941) (11,354)     821   (3,032)       38
 Unrealized appreciation (depreciation)
   on investments.........................   337,464  (174,642)  46,255  (28,968)  23,409   (9,247)      444
 Capital gain distributions...............        --    24,203       --       --       --       --        --
                                           ---------  --------  -------  -------  -------  -------     -----
    Increase (decrease) in net assets
     from operations......................   320,166  (182,716)  35,160  (41,143)  23,838  (12,502)      467
                                           ---------  --------  -------  -------  -------  -------     -----
From capital transactions:
 Net premiums.............................   383,386   535,852   71,592   68,278   26,396   33,412     4,827
 Loan interest............................      (278)      (62)      --       (7)      --       --        --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (3,749)     (596)      --       --       --     (876)       --
   Surrenders.............................   (25,525)     (846)  (2,964)    (974)  (9,863)    (350)       --
   Loans..................................      (887)   (2,944)      28       --       --       --        --
   Cost of insurance and administrative
    expenses (note 4a)....................  (137,901) (104,407) (25,934) (22,786) (10,417)  (8,620)     (375)
   Transfers (to) from the Guarantee
    Account...............................   319,101       342   11,079     (113)   7,791       73     4,930
   Transfers (to) from other subaccounts..    42,592    89,219    1,999    7,729      168    4,062        --
                                           ---------  --------  -------  -------  -------  -------     -----
    Increase (decrease) in net assets
     from capital transactions (note 5)...   576,739   516,558   55,800   52,127   14,075   27,701     9,382
                                           ---------  --------  -------  -------  -------  -------     -----
Increase (decrease) in net assets.........   896,905   333,842   90,960   10,984   37,913   15,199     9,849
Net assets at beginning of year...........   766,348   432,506  126,187  115,203   39,068   23,869        --
                                           ---------  --------  -------  -------  -------  -------     -----
Net assets at end of year................. 1,663,253   766,348  217,147  126,187   76,981   39,068     9,849
                                           =========  ========  =======  =======  =======  =======     =====
Changes in units (note 5):
 Units purchased..........................    80,398    65,951   14,886   14,067    6,324    6,254       773
 Units redeemed...........................   (18,165)  (11,479)  (5,079)  (4,420)  (3,733)  (1,640)      (30)
                                           ---------  --------  -------  -------  -------  -------     -----
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................    62,233    54,472    9,807    9,647    2,591    4,614       743
                                           =========  ========  =======  =======  =======  =======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                    Dreyfus
                                             -------------------------------------------------------
                                                                                 The Dreyfus Socially
                                                     Dreyfus Investment             Responsible
                                                     Portfolios-Emerging           Growth Fund,
                                                    Markets Portfolio --              Inc. --
                                                       Initial Shares             Initial Shares
                                             ----------------------------------  -------------------
                                                                                    Year ended
                                                Period from                        December 31,
                                               January 1, to      Year ended     -------------------
                                             November 14, 2003 December 31, 2002   2003       2002
                                             ----------------- -----------------  -------   -------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........     $   (299)             206          (253)      (114)
   Net realized gain (loss) on
     investments............................       28,826             (224)       (1,450)    (3,176)
   Unrealized appreciation
     (depreciation) on investments..........         (440)          (1,048)       13,315     (7,801)
   Capital gain distributions...............           --               --            --         --
                                                 --------           ------        -------   -------
       Increase (decrease) in net
         assets from operations.............       28,087           (1,066)       11,612    (11,091)
                                                 --------           ------        -------   -------
From capital transactions:
   Net premiums.............................       37,808           35,095        24,897     29,072
   Loan interest............................           --               --            --         --
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................           --               --            --         --
     Surrenders.............................       (2,488)             (60)         (538)       (58)
     Loans..................................           25               --            --         --
     Cost of insurance and
       administrative expenses (note 4a)....      (13,606)          (9,380)      (11,648)   (10,959)
     Transfers (to) from the Guarantee
       Account..............................      (78,322)            (137)        1,222          3
     Transfers (to) from other
       subaccounts..........................       (9,400)           5,412            --      4,469
                                                 --------           ------        -------   -------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............      (65,983)          30,930        13,933     22,527
                                                 --------           ------        -------   -------
Increase (decrease) in net assets...........      (37,896)          29,864        25,545     11,436
Net assets at beginning of year.............       37,896            8,032        38,056     26,620
                                                 --------           ------        -------   -------
Net assets at end of year...................     $     --           37,896        63,601     38,056
                                                 ========           ======        =======   =======
Changes in units (note 5):
   Units purchased..........................        2,460            4,408         4,851      5,760
   Units redeemed...........................       (6,750)          (1,024)       (2,263)    (1,892)
                                                 --------           ------        -------   -------
   Net increase (decrease) in units
     from capital transactions with
     policy owners during the years or
     lesser periods ended December 31,
     2003 and 2002..........................       (4,290)           3,384         2,588      3,868
                                                 ========           ======        =======   =======

                                              Eaton Vance Variable Trust
                                             ----------------------------

                                                  VT             VT
                                             Floating-Rate    Worldwide
                                                Income     Health Sciences
                                                 Fund           Fund
                                             ------------- ---------------

                                                      Period from
                                                       May 1, to
                                                   December 31, 2003
                                             ----------------------------
Increase (decrease) in net assets
From operations:
   Net investment income (expense)..........        17            (60)
   Net realized gain (loss) on
     investments............................         8              2
   Unrealized appreciation
     (depreciation) on investments..........        11          1,446
   Capital gain distributions...............        --             --
                                                 -----         ------
       Increase (decrease) in net
         assets from operations.............        36          1,388
                                                 -----         ------
From capital transactions:
   Net premiums.............................     4,224         12,763
   Loan interest............................        --             --
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................        --             --
     Surrenders.............................        --             --
     Loans..................................        --             --
     Cost of insurance and
       administrative expenses (note 4a)....      (164)          (750)
     Transfers (to) from the Guarantee
       Account..............................        (9)        30,563
     Transfers (to) from other
       subaccounts..........................        --             --
                                                 -----         ------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............     4,051         42,576
                                                 -----         ------
Increase (decrease) in net assets...........     4,087         43,964
Net assets at beginning of year.............        --             --
                                                 -----         ------
Net assets at end of year...................     4,087         43,964
                                                 =====         ======
Changes in units (note 5):
   Units purchased..........................       418          3,738
   Units redeemed...........................       (17)           (65)
                                                 -----         ------
   Net increase (decrease) in units
     from capital transactions with
     policy owners during the years or
     lesser periods ended December 31,
     2003 and 2002..........................       401          3,673
                                                 =====         ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                        Federated Insurance Series
                                           --------------------------------------------------------------------------
                                                Federated                             Federated      Federated High
                                                American           Federated         High Income       Income Bond
                                           Leaders Fund II --       Capital        Bond Fund II --     Fund II --
                                              Primary Shares     Income Fund II     Primary Shares    Service Shares
                                           ------------------  -----------------  ----------------  ----------------
                                               Year ended          Year ended        Year ended        Year ended
                                              December 31,        December 31,      December 31,      December 31,
                                           ------------------  -----------------  ----------------  ----------------
                                             2003      2002      2003     2002      2003     2002     2003     2002
                                           --------  --------  -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  5,157     3,659   16,979    18,745   41,461   46,641    6,210    3,734
 Net realized gain (loss) on investments..  (30,743) (111,282) (44,887)  (78,301) (22,722) (41,170)   2,071   (1,081)
 Unrealized appreciation (depreciation)
   on investments.........................  190,269   (69,027)  81,617   (52,455) 106,809   (2,520)  20,626   (2,475)
 Capital gain distributions...............       --        --       --        --       --       --       --       --
                                           --------  --------  -------  --------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from operations......................  164,683  (176,650)  53,709  (112,011) 125,548    2,951   28,907      178
                                           --------  --------  -------  --------  -------  -------  -------  -------
From capital transactions:
 Net premiums.............................   76,932   104,584   40,639    45,912  102,595  107,813  153,151   58,834
 Loan interest............................     (407)   (2,058)    (353)      (54)    (775)  (1,444)      --       --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       --  (104,469)      --        --       --       --       --       --
   Surrenders.............................  (53,715)  (45,619) (13,246)  (76,212) (37,174) (34,373) (12,773)    (125)
   Loans..................................   16,252    69,592   (3,359)   (2,927)      26   53,436   40,953       --
   Cost of insurance and administrative
    expenses (note 4a)....................  (64,348)  (71,416) (37,440)  (38,946) (87,640) (69,468) (28,602) (13,625)
   Transfers (to) from the Guarantee
    Account...............................  144,875     6,225    2,260    13,077   13,391        2    7,527       77
   Transfers (to) from other subaccounts..       --     3,734       --     3,630       --   69,312       --    1,932
                                           --------  --------  -------  --------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  119,589   (39,427) (11,499)  (55,520)  (9,577) 125,278  160,256   47,093
                                           --------  --------  -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets.........  284,272  (216,077)  42,210  (167,531) 115,971  128,229  189,163   47,271
Net assets at beginning of year...........  589,973   806,050  283,604   451,135  596,452  468,223   82,079   34,808
                                           --------  --------  -------  --------  -------  -------  -------  -------
Net assets at end of year................. $874,245   589,973  325,814   283,604  712,423  596,452  271,242   82,079
                                           ========  ========  =======  ========  =======  =======  =======  =======
Changes in units (note 5):
 Units purchased..........................   14,295    16,357    3,843     5,622    8,031   15,873   18,147    6,452
 Units redeemed...........................   (7,114)  (19,859)  (4,873)  (10,607)  (8,694)  (7,248)  (3,724)  (1,458)
                                           --------  --------  -------  --------  -------  -------  -------  -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................    7,181    (3,502)  (1,030)   (4,985)    (663)   8,625   14,423    4,994
                                           ========  ========  =======  ========  =======  =======  =======  =======

                                           ------------------------------------------
                                                   Federated             Federated
                                                 International           Kaufmann
                                                 Small Company          Fund II  --
                                                    Fund II            Service Shares
                                           -------------------------  ---------------
                                            Period from                 Period from
                                           January 1, to  Year ended     May 1, to
                                           November 14,  December 31,  December 31,
                                               2003          2002          2003
                                           ------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       (208)        (160)          (186)
 Net realized gain (loss) on investments..     13,744         (273)           114
 Unrealized appreciation (depreciation)
   on investments.........................       (376)      (4,146)         7,567
 Capital gain distributions...............         --           --             --
                                              -------       ------        -------
    Increase (decrease) in net assets
     from operations......................     13,160       (4,579)         7,495
                                              -------       ------        -------
From capital transactions:
 Net premiums.............................      9,504       12,611         70,122
 Loan interest............................         --           --             --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................         --           --             --
   Surrenders.............................       (442)          --             --
   Loans..................................         --           --             --
   Cost of insurance and administrative
    expenses (note 4a)....................     (3,953)      (2,607)        (1,451)
   Transfers (to) from the Guarantee
    Account...............................    (41,050)          49         36,640
   Transfers (to) from other subaccounts..     (5,291)         823             --
                                              -------       ------        -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (41,232)      10,876        105,311
                                              -------       ------        -------
Increase (decrease) in net assets.........    (28,072)       6,297        112,806
Net assets at beginning of year...........     28,072       21,775             --
                                              -------       ------        -------
Net assets at end of year.................         --       28,072        112,806
                                              =======       ======        =======
Changes in units (note 5):
 Units purchased..........................      1,277        2,363          8,547
 Units redeemed...........................     (6,818)        (457)          (116)
                                              -------       ------        -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................     (5,541)       1,906          8,431
                                              =======       ======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                         Fidelity Variable Insurance Products Fund (VIP)
                                           -------------------------------------------------------------------------------------
                                                     VIP                  VIP
                                                Equity-Income        Equity-Income         VIP Growth            VIP Growth
                                                Portfolio --         Portfolio --         Portfolio --          Portfolio --
                                                Initial Class       Service Class 2       Initial Class       Service Class 2
                                           ----------------------  ----------------  ---------------------  -------------------
                                                 Year ended           Year ended           Year ended            Year ended
                                                December 31,         December 31,         December 31,          December 31,
                                           ----------------------  ----------------  ---------------------  -------------------
                                              2003        2002       2003     2002      2003       2002        2003      2002
                                           ----------  ----------  -------  -------  ---------  ----------  ---------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   70,453      73,921    4,252    1,481    (26,220)    (29,725)    (4,291)   (3,036)
 Net realized gain (loss) on investments..   (198,301)   (341,712)  (5,636) (20,439)  (645,061) (1,045,717)   (26,232)  (34,243)
 Unrealized appreciation (depreciation)
   on investments.........................  1,905,046  (1,254,387) 180,061  (70,983) 2,353,759  (1,469,114)   260,330  (168,528)
 Capital gain distributions...............         --     167,093       --    5,936         --          --         --        --
                                           ----------  ----------  -------  -------  ---------  ----------  ---------  --------
    Increase (decrease) in net assets
     from operations......................  1,777,198  (1,355,085) 178,677  (84,005) 1,682,478  (2,544,556)   229,807  (205,807)
                                           ----------  ----------  -------  -------  ---------  ----------  ---------  --------
From capital transactions:
 Net premiums.............................    754,274     839,089  272,213  290,251    926,430   1,080,606    191,779   449,108
 Loan interest............................     (7,284)    (13,644)    (360)     (99)   (10,149)    (12,502)        32        67
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (36,987)    (25,663)  (2,183)      --    (50,340)    (75,913)        --        --
   Surrenders.............................   (558,862)   (537,604) (28,725)    (624)  (284,088)   (458,545)   (14,204)  (26,366)
   Loans..................................    (16,505)     32,185   (2,660)   2,173    (20,184)    (10,294)    (2,792)      783
   Cost of insurance and administrative
    expenses (note 4a)....................   (591,130)   (639,715) (91,754) (62,988)  (603,895)   (683,349)   (92,108)  (87,883)
   Transfers (to) from the Guarantee
    Account...............................    490,939       5,921  100,135     (202)   188,275      13,363     75,956    (1,677)
   Transfers (to) from other subaccounts..         --     (36,416)  56,443   55,089         --    (323,135)    37,793    41,335
                                           ----------  ----------  -------  -------  ---------  ----------  ---------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     34,445    (375,847) 303,109  283,600    146,049    (469,769)   196,456   375,367
                                           ----------  ----------  -------  -------  ---------  ----------  ---------  --------
Increase (decrease) in net assets.........  1,811,643  (1,730,932) 481,786  199,595  1,828,527  (3,014,325)   426,263   169,560
Net assets at beginning of year...........  6,027,200   7,758,132  451,321  251,726  5,364,572   8,378,897    602,975   433,415
                                           ----------  ----------  -------  -------  ---------  ----------  ---------  --------
Net assets at end of year................. $7,838,843   6,027,200  933,107  451,321  7,193,099   5,364,572  1,029,238   602,975
                                           ==========  ==========  =======  =======  =========  ==========  =========  ========
Changes in units (note 5):
 Units purchased..........................     28,199      22,001   46,538   37,035     16,456      25,723     52,492    75,466
 Units redeemed...........................    (27,419)    (31,428) (13,641)  (6,786)   (14,299)    (36,770)   (18,743)  (17,490)
                                           ----------  ----------  -------  -------  ---------  ----------  ---------  --------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................        780      (9,427)  32,897   30,249      2,157     (11,047)    33,749    57,976
                                           ==========  ==========  =======  =======  =========  ==========  =========  ========

                                           ---------------------

                                               VIP Overseas
                                               Portfolio --
                                               Initial Class
                                           --------------------
                                                Year ended
                                               December 31,
                                           --------------------
                                              2003       2002
                                           ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     1,769      1,756
 Net realized gain (loss) on investments..  (149,988)  (286,045)
 Unrealized appreciation (depreciation)
   on investments.........................   735,083    (75,174)
 Capital gain distributions...............        --         --
                                           ---------  ---------
    Increase (decrease) in net assets
     from operations......................   586,864   (359,463)
                                           ---------  ---------
From capital transactions:
 Net premiums.............................   225,334    244,501
 Loan interest............................    (2,275)    (2,509)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (17,432)      (471)
   Surrenders.............................   (43,156)  (139,132)
   Loans..................................     6,406     33,052
   Cost of insurance and administrative
    expenses (note 4a)....................  (133,107)  (141,084)
   Transfers (to) from the Guarantee
    Account...............................    48,904       (293)
   Transfers (to) from other subaccounts..        --    (58,011)
                                           ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    84,674    (63,947)
                                           ---------  ---------
Increase (decrease) in net assets.........   671,538   (423,410)
Net assets at beginning of year........... 1,332,609  1,756,019
                                           ---------  ---------
Net assets at end of year................. 2,004,147  1,332,609
                                           =========  =========
Changes in units (note 5):
 Units purchased..........................    13,130     13,366
 Units redeemed...........................    (9,168)   (16,414)
                                           ---------  ---------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................     3,962     (3,048)
                                           =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Fidelity Variable Insurance Products Fund II (VIP II)
                                             ----------------------------------------------------------------
                                                  VIP II Asset              VIP II               VIP II
                                                   Manager/SM/           Contrafund(R)        Contrafund(R)
                                                  Portfolio --           Portfolio --         Portfolio --
                                                  Initial Class          Initial Class       Service Class 2
                                             ----------------------  --------------------  ------------------
                                                   Year ended             Year ended           Year ended
                                                  December 31,           December 31,         December 31,
                                             ----------------------  --------------------  ------------------
                                                 2003        2002       2003       2002       2003      2002
                                             -----------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $   107,987    122,239    (14,290)     6,534     (3,191)    (567)
   Net realized gain (loss) on
     investments............................    (191,689)  (179,545)  (186,718)  (302,619)     9,259   (4,581)
   Unrealized appreciation
     (depreciation) on investments..........     639,507   (327,106) 1,633,888   (329,479)   206,746  (29,449)
   Capital gain distributions...............          --         --         --         --         --       --
                                             -----------  ---------  ---------  ---------  ---------  -------
       Increase (decrease) in net
         assets from operations.............     555,805   (384,412) 1,432,880   (625,564)   212,814  (34,597)
                                             -----------  ---------  ---------  ---------  ---------  -------
From capital transactions:
   Net premiums.............................     331,271    373,254    702,742    797,726    385,695  285,056
   Loan interest............................      (3,640)    (7,896)    (8,154)    (7,602)       (68)    (109)
   Transfers (to) from the general
     account of GE Life & Annuity:
     Death benefits.........................     (37,852)    (3,105)   (33,623)    (3,449)        --       --
     Surrenders.............................    (147,606)  (170,574)  (310,611)  (215,407)   (17,224)  (1,502)
     Loans..................................     (11,778)     9,086      6,023    (25,636)      (767)  (1,721)
     Cost of insurance and
       administrative expenses (note 4a)....    (269,182)  (281,231)  (541,707)  (591,119)  (118,740) (70,133)
     Transfers (to) from the Guarantee
       Account..............................  (1,044,016)       422    315,518     15,678    227,311   (1,355)
     Transfers (to) from other
       subaccounts..........................          --    (77,126)        --    (34,274)    32,089   66,331
                                             -----------  ---------  ---------  ---------  ---------  -------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (1,182,803)  (157,170)   130,188    (64,083)   508,296  276,567
                                             -----------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in net assets...........    (626,998)  (541,582) 1,563,068   (689,647)   721,110  241,970
Net assets at beginning of year.............   3,539,899  4,081,481  5,236,031  5,925,678    433,941  191,971
                                             -----------  ---------  ---------  ---------  ---------  -------
Net assets at end of year................... $ 2,912,901  3,539,899  6,799,099  5,236,031  1,155,051  433,941
                                             ===========  =========  =========  =========  =========  =======
Changes in units (note 5):
   Units purchased..........................      11,160     14,693     30,527     51,369     78,750   44,649
   Units redeemed...........................     (51,009)   (20,726)   (26,647)   (55,416)   (16,700)  (9,507)
                                             -----------  ---------  ---------  ---------  ---------  -------
   Net increase (decrease) in units
     from capital transactions with
     policy owners during the years or
     lesser periods ended December 31,
     2003 and 2002..........................     (39,849)    (6,033)     3,880     (4,047)    62,050   35,142
                                             ===========  =========  =========  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                               Fidelity Variable Insurance Products Fund III (VIP III)
                                           ----------------------------------------------------------------------------
                                                VIP III
                                                Dynamic             VIP III             VIP III           VIP III
                                                Capital            Growth &            Growth &            Growth
                                             Appreciation           Income              Income         Opportunities
                                             Portfolio --        Portfolio --        Portfolio --       Portfolio --
                                            Service Class 2      Initial Class      Service Class 2     Initial Class
                                           ----------------- --------------------  ----------------  -----------------
                                                                  Year ended          Year ended         Year ended
                                              Period from        December 31,        December 31,       December 31,
                                               May 1, to     --------------------  ----------------  -----------------
                                           December 31, 2003    2003       2002      2003     2002     2003     2002
                                           ----------------- ---------  ---------  -------  -------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........      $   (3)          6,769      7,059      294      661       69     1,388
 Net realized gain (loss) on investments..           5         (70,329)  (147,734)     780   (6,596) (32,249)  (50,841)
 Unrealized appreciation (depreciation)
  on investments..........................         114         354,444   (148,095)  52,572  (20,905) 130,031   (42,459)
 Capital gain distributions...............          --              --         --       --       --       --        --
                                                ------       ---------  ---------  -------  -------  -------  --------
    Increase (decrease) in net assets
     from operations......................         116         290,884   (288,770)  53,646  (26,840)  97,851   (91,912)
                                                ------       ---------  ---------  -------  -------  -------  --------
From capital transactions:
 Net premiums.............................         143         243,747    422,828  152,056   98,511   91,081    86,264
 Loan interest............................          --          (1,158)    (1,506)     (26)      --      (96)     (189)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................          --         (14,266)        --       --       --     (610)       --
  Surrenders..............................          --        (109,964)   (73,237)  (4,177) (13,244) (21,779)  (15,233)
  Loans...................................          --          17,962     (1,674)    (353)      --   (1,357)   (8,593)
  Cost of insurance and administrative
    expenses (note 4a)....................         (68)       (187,636)  (208,390) (43,538) (29,674) (49,534)  (57,105)
  Transfers (to) from the Guarantee
    Account...............................       1,914         170,200       (689)  10,111       89   (5,437)   (1,201)
  Transfers (to) from other subaccounts...          --              --     73,151    3,923    9,743       --   (15,000)
                                                ------       ---------  ---------  -------  -------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...       1,989         118,885    210,483  117,996   65,425   12,268   (11,057)
                                                ------       ---------  ---------  -------  -------  -------  --------
Increase (decrease) in net assets.........       2,105         409,769    (78,287) 171,642   38,585  110,119  (102,969)
Net assets at beginning of year...........          --       1,270,172  1,348,459  155,883  117,298  313,296   416,265
                                                ------       ---------  ---------  -------  -------  -------  --------
Net assets at end of year.................      $2,105       1,679,941  1,270,172  327,525  155,883  423,415   313,296
                                                ======       =========  =========  =======  =======  =======  ========
Changes in units (note 5):
 Units purchased..........................         183          28,221     29,186   20,465   13,685   12,875    11,337
 Units redeemed...........................          (6)        (20,453)   (16,800)  (5,926)  (5,421) (11,141)  (12,459)
                                                ------       ---------  ---------  -------  -------  -------  --------
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................         177           7,768     12,386   14,539    8,264    1,734    (1,122)
                                                ======       =========  =========  =======  =======  =======  ========

                                           -------------------


                                                 VIP III
                                                 Mid Cap
                                              Portfolio --
                                             Service Class 2
                                           ------------------
                                               Year ended
                                              December 31,
                                           ------------------
                                              2003      2002
                                           ---------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (3,433)    (780)
 Net realized gain (loss) on investments..    10,055   (4,285)
 Unrealized appreciation (depreciation)
  on investments..........................   256,323  (29,396)
 Capital gain distributions...............        --       --
                                           ---------  -------
    Increase (decrease) in net assets
     from operations......................   262,945  (34,461)
                                           ---------  -------
From capital transactions:
 Net premiums.............................   260,467  291,970
 Loan interest............................        63       (2)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................    (3,109)      --
  Surrenders..............................    (8,314)    (482)
  Loans...................................       116   (2,625)
  Cost of insurance and administrative
    expenses (note 4a)....................   (93,888) (59,558)
  Transfers (to) from the Guarantee
    Account...............................   327,814      378
  Transfers (to) from other subaccounts...     2,125   95,779
                                           ---------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   485,274  325,460
                                           ---------  -------
Increase (decrease) in net assets.........   748,219  290,999
Net assets at beginning of year...........   409,238  118,239
                                           ---------  -------
Net assets at end of year................. 1,157,457  409,238
                                           =========  =======
Changes in units (note 5):
 Units purchased..........................    60,747   42,234
 Units redeemed...........................   (10,832)  (6,820)
                                           ---------  -------
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................    49,915   35,414
                                           =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                             GE Investments Funds, Inc.
                                           ---------------------------------------------------------------------------------

                                                 Global                               International        Mid-Cap Value
                                              Income Fund          Income Fund         Equity Fund          Equity Fund
                                           -----------------  --------------------  -----------------  --------------------
                                               Year ended          Year ended           Year ended          Year ended
                                              December 31,        December 31,         December 31,        December 31,
                                           -----------------  --------------------  -----------------  --------------------
                                             2003      2002      2003       2002      2003     2002       2003       2002
                                           --------  -------  ---------  ---------  -------  --------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  7,467      136     57,278     58,346    2,028     2,294     16,741      3,511
 Net realized gain (loss) on investments..   16,322    2,915     19,905     16,550  (64,169)  (62,002)    (2,584)   (35,184)
 Unrealized appreciation (depreciation)
   on investments.........................    5,086   23,591    (53,203)     8,676  243,783   (62,868)   540,067   (215,406)
 Capital gain distributions...............       --       --     29,065     28,513       --        --         --      8,675
                                           --------  -------  ---------  ---------  -------  --------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................   28,875   26,642     53,045    112,085  181,642  (122,576)   554,224   (238,404)
                                           --------  -------  ---------  ---------  -------  --------  ---------  ---------
From capital transactions:
 Net premiums.............................   35,397   24,465    252,003    139,754  114,583   108,065    560,463    568,716
 Loan interest............................     (782)     (31)    (5,252)    (2,844)     (57)      (82)      (476)      (851)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       --  (30,396)    (8,819)        --       --        --       (211)   (83,832)
   Surrenders.............................  (30,813)  (3,771)   (44,970)   (30,171) (15,331)   (4,876)   (98,859)   (46,875)
   Loans..................................   (2,077)  (3,471)     1,601     (8,989)  (9,972)      789      1,260     (3,103)
   Cost of insurance and administrative
    expenses (note 4a)....................  (34,125) (20,841)  (283,229)  (134,842) (46,337)  (43,355)  (237,747)  (192,739)
   Transfers (to) from the Guarantee
    Account...............................   31,704      226   (638,574)      (158)  34,097       317    450,990     24,874
   Transfers (to) from other subaccounts..       --  115,151        245  1,545,345       --    81,561   (103,191)    72,598
                                           --------  -------  ---------  ---------  -------  --------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...     (696)  81,332   (726,995) 1,508,095   76,983   142,419    572,229    338,788
                                           --------  -------  ---------  ---------  -------  --------  ---------  ---------
Increase (decrease) in net assets.........   28,179  107,974   (673,950) 1,620,180  258,625    19,843  1,126,453    100,384
Net assets at beginning of year...........  246,822  138,848  2,391,219    771,039  445,879   426,036  1,504,823  1,404,439
                                           --------  -------  ---------  ---------  -------  --------  ---------  ---------
Net assets at end of year................. $275,001  246,822  1,717,269  2,391,219  704,504   445,879  2,631,276  1,504,823
                                           ========  =======  =========  =========  =======  ========  =========  =========
Changes in units (note 5):
 Units purchased..........................    8,195   12,469     18,699    129,118   13,465    16,746     62,515     43,038
 Units redeemed...........................   (8,280)  (5,217)   (72,251)   (13,563)  (6,493)   (4,242)   (27,191)   (21,151)
                                           --------  -------  ---------  ---------  -------  --------  ---------  ---------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................      (85)   7,252    (53,552)   115,555    6,972    12,504     35,324     21,887
                                           ========  =======  =========  =========  =======  ========  =========  =========

                                           --------------------------------------------
                                                                         Premier
                                                    Money                 Growth
                                                 Market Fund           Equity Fund
                                           ----------------------  -------------------
                                                 Year ended             Year ended
                                                December 31,           December 31,
                                           ----------------------  -------------------
                                              2003        2002        2003      2002
                                           ----------  ----------  ---------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     14,572      85,573     (6,139)   (6,335)
 Net realized gain (loss) on investments..         --          --    (54,210)  (96,914)
 Unrealized appreciation (depreciation)
   on investments.........................         --          (1)   392,552  (137,393)
 Capital gain distributions...............         --          61         --         5
                                           ----------  ----------  ---------  --------
    Increase (decrease) in net assets
     from operations......................     14,572      85,633    332,203  (240,637)
                                           ----------  ----------  ---------  --------
From capital transactions:
 Net premiums.............................  4,344,251   4,986,265    376,581   403,028
 Loan interest............................      8,217      14,750       (533)     (459)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................   (342,498)    (22,442)    (2,165)       --
   Surrenders.............................   (879,580)   (964,897)   (71,389)  (43,790)
   Loans..................................   (202,218)      5,925     (1,657)  (11,413)
   Cost of insurance and administrative
    expenses (note 4a).................... (1,398,355) (1,250,412)  (203,664) (181,477)
   Transfers (to) from the Guarantee
    Account............................... (1,858,224)    (92,637)   508,267       968
   Transfers (to) from other subaccounts..   (116,508)   (407,465)     4,506   100,458
                                           ----------  ----------  ---------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (444,915)  2,269,087    609,946   267,315
                                           ----------  ----------  ---------  --------
Increase (decrease) in net assets.........   (430,343)  2,354,720    942,149    26,678
Net assets at beginning of year........... 12,165,876   9,811,156    972,458   945,780
                                           ----------  ----------  ---------  --------
Net assets at end of year................. 11,735,533  12,165,876  1,914,607   972,458
                                           ==========  ==========  =========  ========
Changes in units (note 5):
 Units purchased..........................     89,238     262,386     96,734    55,283
 Units redeemed...........................    (98,360)   (143,476)   (30,391)  (25,988)
                                           ----------  ----------  ---------  --------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................     (9,122)    118,910     66,343    29,295
                                           ==========  ==========  =========  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                       GE Investments Funds, Inc. (continued)
                                           --------------------------------------------------------------------------------------
                                                Real Estate             S&P 500(R)            Small-Cap             Total
                                                 Securities                Index            Value Equity           Return
                                                    Fund                   Fund                 Fund                Fund
                                           ---------------------  ----------------------  ----------------  --------------------
                                                 Year ended             Year ended           Year ended          Year ended
                                                December 31,           December 31,         December 31,        December 31,
                                           ---------------------  ----------------------  ----------------  --------------------
                                              2003        2002       2003        2002       2003     2002      2003       2002
                                           ----------  ---------  ----------  ----------  -------  -------  ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   41,465     46,485      74,765      66,465   (2,425)    (623)    11,415     30,307
 Net realized gain (loss) on investments..     38,950     22,200    (471,062) (1,727,923)   8,721   (7,005)   (35,749)   (62,949)
 Unrealized appreciation (depreciation)
  on investments..........................    280,806   (162,755)  3,141,155  (1,101,313) 135,839  (35,175)   377,997   (174,796)
 Capital gain distributions...............     75,335     63,157          --      17,816       --    1,618         --     17,857
                                           ----------  ---------  ----------  ----------  -------  -------  ---------  ---------
    Increase (decrease) in net assets
     from operations......................    436,556    (30,913)  2,744,858  (2,744,955) 142,135  (41,185)   353,663   (189,581)
                                           ----------  ---------  ----------  ----------  -------  -------  ---------  ---------
From capital transactions:
 Net premiums.............................    176,116    199,114   2,444,094   3,328,185  304,440  299,643    316,661    232,709
 Loan interest............................       (986)      (262)     (7,059)     (9,223)     (87)     (37)    (3,488)    (5,509)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................     (5,717)        --     (53,713)    (95,258)     (49)      --    (45,912)    (5,887)
  Surrenders..............................    (70,823)   (11,354)   (607,275)   (468,397)  (9,677)    (238)   (86,350)   (52,014)
  Loans...................................    (10,266)    (4,510)     14,328     (33,701)  27,189   (2,628)   (10,190)   (21,797)
  Cost of insurance and administrative
    expenses (note 4a)....................   (162,581)  (138,970) (1,429,552) (1,441,843) (86,970) (49,470)  (199,915)  (187,969)
  Transfers (to) from the Guarantee
    Account...............................    185,775        752     184,527     (61,607)  87,101     (813)   253,515        423
  Transfers (to) from other subaccounts...     43,352    215,422       5,893    (242,512)  15,798   32,556         --    135,478
                                           ----------  ---------  ----------  ----------  -------  -------  ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    154,870    260,192     551,243     975,644  337,745  279,013    224,321     95,434
                                           ----------  ---------  ----------  ----------  -------  -------  ---------  ---------
Increase (decrease) in net assets.........    591,426    229,279   3,296,101  (1,769,311) 479,880  237,828    577,984    (94,147)
Net assets at beginning of year...........  1,199,472    970,193   9,743,920  11,513,231  342,773  104,945  1,741,656  1,835,803
                                           ----------  ---------  ----------  ----------  -------  -------  ---------  ---------
Net assets at end of year................. $1,790,898  1,199,472  13,040,021   9,743,920  822,653  342,773  2,319,640  1,741,656
                                           ==========  =========  ==========  ==========  =======  =======  =========  =========
Changes in units (note 5):
 Units purchased..........................     19,476     18,342      91,697      95,218   42,986   30,438     14,366      9,403
 Units redeemed...........................    (12,033)    (6,850)    (72,614)    (67,305)  (9,574)  (4,873)    (8,714)    (6,963)
                                           ----------  ---------  ----------  ----------  -------  -------  ---------  ---------
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................      7,443     11,492      19,083      27,913   33,412   25,565      5,652      2,440
                                           ==========  =========  ==========  ==========  =======  =======  =========  =========

                                           ---------------------------------------
                                                   U.S.                Value
                                                  Equity              Equity
                                                   Fund                Fund
                                           --------------------  ----------------
                                                Year ended          Year ended
                                               December 31,        December 31,
                                           --------------------  ----------------
                                              2003       2002      2003     2002
                                           ---------  ---------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     2,442      2,137    2,649      517
 Net realized gain (loss) on investments..   (59,448)   (68,730)  (2,129)  (2,870)
 Unrealized appreciation (depreciation)
  on investments..........................   304,466   (159,840)  53,108  (21,062)
 Capital gain distributions...............        --         --       --       --
                                           ---------  ---------  -------  -------
    Increase (decrease) in net assets
     from operations......................   247,460   (226,433)  53,628  (23,415)
                                           ---------  ---------  -------  -------
From capital transactions:
 Net premiums.............................   284,975    309,599  148,528  109,363
 Loan interest............................    (5,404)    (3,955)      (2)      --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................   (14,451)    (1,588)      --       --
  Surrenders..............................   (68,217)   (50,147)  (8,797)  (1,120)
  Loans...................................    (2,734)   (10,082)    (823)      --
  Cost of insurance and administrative
    expenses (note 4a)....................  (148,946)  (141,210) (36,833) (23,957)
  Transfers (to) from the Guarantee
    Account...............................   (63,804)     1,932    2,442      105
  Transfers (to) from other subaccounts...     3,923   (147,095)   4,091   15,203
                                           ---------  ---------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (14,658)   (42,546) 108,606   99,594
                                           ---------  ---------  -------  -------
Increase (decrease) in net assets.........   232,802   (268,979) 162,234   76,179
Net assets at beginning of year........... 1,012,817  1,281,796  151,411   75,232
                                           ---------  ---------  -------  -------
Net assets at end of year................. 1,245,619  1,012,817  313,645  151,411
                                           =========  =========  =======  =======
Changes in units (note 5):
 Units purchased..........................    18,192     11,272   17,881   14,756
 Units redeemed...........................   (19,115)   (12,811)  (5,357)  (2,968)
                                           ---------  ---------  -------  -------
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................      (923)    (1,539)  12,524   11,788
                                           =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                       Greenwich
                                                                                     Street Series
                                            Goldman Sachs Variable Insurance Trust        Fund
                                           ---------------------------------------  ---------------- ---------------------
                                                                                    Salomon Brothers
                                                                                        Variable
                                             Goldman Sachs        Goldman Sachs         Emerging           Balanced
                                               Growth and            Mid Cap         Growth Fund --      Portfolio --
                                              Income Fund          Value Fund           Class II      Institutional Shares
                                           -----------------  --------------------  ---------------- --------------------
                                               Year ended          Year ended         Period from         Year ended
                                              December 31,        December 31,         May 1, to         December 31,
                                           -----------------  --------------------    December 31,   --------------------
                                             2003      2002      2003       2002          2003          2003       2002
                                           --------  -------  ---------  ---------  ---------------- ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  1,115    2,091      3,157      4,408          (5)         74,105     92,354
 Net realized gain (loss) on investments..   (1,242) (14,232)    20,111    (19,411)        104        (130,523)  (107,118)
 Unrealized appreciation (depreciation)
  on investments..........................   35,315   (2,257)   323,377   (125,348)        124         694,298   (374,750)
 Capital gain distributions...............       --       --     17,603      4,397          --              --         --
                                           --------  -------  ---------  ---------       -----       ---------  ---------
    Increase (decrease) in net assets
     from operations......................   35,188  (14,398)   364,248   (135,954)        223         637,880   (389,514)
                                           --------  -------  ---------  ---------       -----       ---------  ---------
From capital transactions:
 Net premiums.............................   24,368   20,197    207,425    215,145       2,715         619,056    694,557
 Loan interest............................       25     (109)    (3,478)    (2,876)         --          (5,931)    (6,733)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................       --       --         --    (17,128)         --         (93,382)   (28,253)
  Surrenders..............................   (6,495)  (1,084)   (52,951)    (2,003)         --        (197,895)  (103,532)
  Loans...................................       17      236     (2,046)    (8,406)         --         (13,376)    36,222
  Cost of insurance and administrative
    expenses (note 4a)....................  (17,600) (16,522)  (147,232)  (147,890)       (641)       (536,801)  (540,149)
  Transfers (to) from the Guarantee
    Account...............................  (22,993)     124    (54,339)     3,045       1,294        (485,982)    (1,805)
  Transfers (to) from other subaccounts...       --   83,620         --    207,994          --              --     26,177
                                           --------  -------  ---------  ---------       -----       ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (22,678)  86,462    (52,621)   247,881       3,368        (714,311)    76,484
                                           --------  -------  ---------  ---------       -----       ---------  ---------
Increase (decrease) in net assets.........   12,510   72,064    311,627    111,927       3,591         (76,431)  (313,030)
Net assets at beginning of year...........  189,598  117,534  1,402,615  1,290,688          --       5,026,073  5,339,103
                                           --------  -------  ---------  ---------       -----       ---------  ---------
Net assets at end of year................. $202,108  189,598  1,714,242  1,402,615       3,591       4,949,642  5,026,073
                                           ========  =======  =========  =========       =====       =========  =========
Changes in units (note 5):
 Units purchased..........................    4,000   14,870     19,541     26,771         338          26,611     30,716
 Units redeemed...........................   (7,717)  (2,528)   (24,498)   (11,200)        (54)        (57,316)   (27,613)
                                           --------  -------  ---------  ---------       -----       ---------  ---------
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................   (3,717)  12,342     (4,957)    15,571         284         (30,705)     3,103
                                           ========  =======  =========  =========       =====       =========  =========


                                                      Janus Aspen Series
                                           -------------------------------------------------------------

                                                                                            Capital
                                                 Balanced        Capital Appreciation    Appreciation
                                               Portfolio --          Portfolio --        Portfolio --
                                              Service Shares      Institutional Shares  Service Shares
                                           --------------------  --------------------  ----------------
                                                Year ended            Year ended          Year ended
                                               December 31,          December 31,        December 31,
                                           --------------------  --------------------  ----------------
                                              2003       2002       2003       2002      2003     2002
                                           ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    15,940     13,776     (5,551)    (3,476)    (691)    (533)
 Net realized gain (loss) on investments..    (7,169)   (13,777)  (294,872)  (383,581)  (2,597)  (3,746)
 Unrealized appreciation (depreciation)
  on investments..........................   149,207    (70,771)   742,958    (98,199)  50,991  (23,171)
 Capital gain distributions...............        --         --         --         --       --       --
                                           ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease) in net assets
     from operations......................   157,978    (70,772)   442,535   (485,256)  47,703  (27,450)
                                           ---------  ---------  ---------  ---------  -------  -------
From capital transactions:
 Net premiums.............................   417,298    639,428    438,509    671,363  131,049  104,565
 Loan interest............................      (572)       (73)    (1,109)    (2,653)     (81)     (16)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................    (1,475)      (965)    (7,418)   (46,431)      --       --
  Surrenders..............................   (22,958)   (51,778)  (364,178)  (121,949)  (1,036)      --
  Loans...................................    (4,009)     3,925         86    (10,215)    (771)  (2,827)
  Cost of insurance and administrative
    expenses (note 4a)....................  (170,948)  (126,866)  (288,482)  (343,897) (46,107) (33,053)
  Transfers (to) from the Guarantee
    Account...............................   105,012      2,805   (367,005)      (352)  (1,141)    (580)
  Transfers (to) from other subaccounts...      (784)    64,187         --   (201,850)     125   29,177
                                           ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   321,564    530,663   (589,597)   (55,984)  82,038   97,266
                                           ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in net assets.........   479,542    459,891   (147,062)  (541,240) 129,741   69,816
Net assets at beginning of year........... 1,022,393    562,502  2,434,711  2,975,951  192,578  122,762
                                           ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year................. 1,501,935  1,022,393  2,287,649  2,434,711  322,319  192,578
                                           =========  =========  =========  =========  =======  =======
Changes in units (note 5):
 Units purchased..........................    57,790     78,356     22,519     39,128   17,320   19,678
 Units redeemed...........................   (22,211)   (19,820)   (52,790)   (42,391)  (6,488)  (5,367)
                                           ---------  ---------  ---------  ---------  -------  -------
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................    35,579     58,536    (30,271)    (3,263)  10,832   14,311
                                           =========  =========  =========  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                           Janus Aspen Series (continued)
                                           --------------------------------------------------------------------------------
                                                                    Global Life
                                            Flexible Income          Sciences      Global Technology         Growth
                                              Portfolio --         Portfolio --      Portfolio --         Portfolio --
                                            Institutional Shares   Service Shares    Service Shares   Institutional Shares
                                           --------------------  ----------------  ----------------  ---------------------
                                               Year ended           Year ended        Year ended           Year ended
                                              December 31,         December 31,      December 31,         December 31,
                                           --------------------  ----------------  ----------------  ---------------------
                                             2003        2002      2003     2002     2003     2002      2003       2002
                                            --------   -------   -------  -------  -------  -------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 36,787     26,381    (1,531)  (1,248)  (1,492)    (904)   (28,307)    (36,155)
 Net realized gain (loss) on investments..   16,423      4,255   (16,451)  (9,052) (19,490) (35,755)  (739,843)   (919,591)
 Unrealized appreciation (depreciation)
   on investments.........................   (6,069)    28,624    69,216  (53,578) 105,676  (32,533) 2,037,241    (706,608)
 Capital gain distributions...............       --         --        --       --       --       --         --          --
                                            --------   -------   -------  -------  -------  -------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................   47,141     59,260    51,234  (63,878)  84,694  (69,192) 1,269,091  (1,662,354)
                                            --------   -------   -------  -------  -------  -------  ---------  ----------
From capital transactions:
 Net premiums.............................  118,538    114,685    41,481   46,319   43,531   60,334    850,214   1,080,281
 Loan interest............................     (833)      (408)     (236)    (173)    (208)     (85)    (3,824)     (5,471)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................     (103)        --        --       --       --       --    (18,809)     (4,194)
   Surrenders.............................  (68,539)   (18,678)     (239)    (727)  (7,394)  (4,324)  (285,377)   (248,131)
   Loans..................................   17,883      2,746      (244)  (3,682)    (462)  (2,887)    29,326      (1,165)
   Cost of insurance and administrative
    expenses (note 4a)....................  (87,496)   (62,997)  (22,464) (21,617) (26,665) (21,432)  (531,521)   (587,319)
   Transfers (to) from the Guarantee
    Account...............................   71,494        (94)   (9,779)    (190)  59,247   (1,266)  (185,818)      4,035
   Transfers (to) from other subaccounts..       --    228,576        --   25,589       --   27,376         --    (416,652)
                                            --------   -------   -------  -------  -------  -------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   50,944    263,830     8,519   45,519   68,049   57,716   (145,809)   (178,616)
                                            --------   -------   -------  -------  -------  -------  ---------  ----------
Increase (decrease) in net assets.........   98,085    323,090    59,753  (18,359) 152,743  (11,476) 1,123,282  (1,840,970)
Net assets at beginning of year...........  821,010    497,920   179,358  197,717  133,671  145,147  4,200,253   6,041,223
                                            --------   -------   -------  -------  -------  -------  ---------  ----------
Net assets at end of year................. $919,095    821,010   239,111  179,358  286,414  133,671  5,323,535   4,200,253
                                            ========   =======   =======  =======  =======  =======  =========  ==========
Changes in units (note 5):
 Units purchased..........................   11,750     21,034     8,335    9,698   38,246   28,676     48,817      78,605
 Units redeemed...........................   (8,871)    (4,996)   (6,623)  (3,559) (12,923)  (9,806)   (56,911)    (91,553)
                                            --------   -------   -------  -------  -------  -------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................    2,879     16,038     1,712    6,139   25,323   18,870     (8,094)    (12,948)
                                            ========   =======   =======  =======  =======  =======  =========  ==========

                                           -----------------

                                                Growth
                                             Portfolio --
                                             Service Shares
                                           ----------------
                                              Year ended
                                             December 31,
                                           ----------------
                                             2003     2002
                                           -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  (1,195)    (958)
 Net realized gain (loss) on investments..  (8,351) (12,046)
 Unrealized appreciation (depreciation)
   on investments.........................  56,948  (32,212)
 Capital gain distributions...............      --       --
                                           -------  -------
    Increase (decrease) in net assets
     from operations......................  47,402  (45,216)
                                           -------  -------
From capital transactions:
 Net premiums.............................  63,697   95,086
 Loan interest............................     (14)    (143)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................      --       --
   Surrenders.............................  (5,521)  (9,534)
   Loans..................................  (2,518)  (2,877)
   Cost of insurance and administrative
    expenses (note 4a).................... (32,121) (31,171)
   Transfers (to) from the Guarantee
    Account...............................  10,159     (352)
   Transfers (to) from other subaccounts..   1,999      578
                                           -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  35,681   51,587
                                           -------  -------
Increase (decrease) in net assets.........  83,083    6,371
Net assets at beginning of year........... 136,475  130,104
                                           -------  -------
Net assets at end of year................. 219,558  136,475
                                           =======  =======
Changes in units (note 5):
 Units purchased..........................  14,207   17,111
 Units redeemed...........................  (7,524)  (7,884)
                                           -------  -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................   6,683    9,227
                                           =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                         Janus Aspen Series (continued)
                                           ---------------------------------------------------------------------------------
                                               International        International        Mid Cap             Mid Cap
                                                   Growth              Growth            Growth               Growth
                                                Portfolio --        Portfolio --      Portfolio --         Portfolio --
                                            Institutional Shares   Service Shares    Service Shares    Institutional Shares
                                           ---------------------  ----------------  ----------------  ---------------------
                                                 Year ended          Year ended        Year ended           Year ended
                                                December 31,        December 31,      December 31,         December 31,
                                           ---------------------  ----------------  ----------------  ---------------------
                                              2003        2002      2003     2002     2003     2002      2003       2002
                                           ----------  ---------  -------  -------  -------  -------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $   10,271      3,698    1,338      206   (1,599)  (1,054)   (27,676)    (26,810)
 Net realized gain (loss) on investments..   (224,523)  (403,922)  (2,651) (12,288)  (4,366) (11,449)  (796,042) (1,335,017)
 Unrealized appreciation (depreciation)
   on investments.........................    800,429   (317,468)  90,146  (29,126)  86,531  (35,419) 1,994,094      (2,285)
 Capital gain distributions...............         --         --       --       --       --       --         --          --
                                           ----------  ---------  -------  -------  -------  -------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................    586,177   (717,692)  88,833  (41,208)  80,566  (47,922) 1,170,376  (1,364,112)
                                           ----------  ---------  -------  -------  -------  -------  ---------  ----------
From capital transactions:
 Net premiums.............................    350,192    481,352  120,078  113,549  126,834  137,320    864,755   1,116,664
 Loan interest............................     (3,270)    (3,030)      (7)     (54)     (90)      (3)    (2,978)        526
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       (988)   (71,261)      --   (1,515)      --       --         --        (973)
   Surrenders.............................    (63,490)  (117,703)  (4,286)    (916)  (7,106)    (608)  (182,779)   (206,158)
   Loans..................................     13,063    (30,469)    (140)    (176)    (812)    (160)    14,144       9,706
   Cost of insurance and administrative
    expenses (note 4a)....................   (231,856)  (288,439) (34,063) (23,043) (49,157) (38,595)  (517,907)   (533,842)
   Transfers (to) from the Guarantee
    Account...............................    (79,030)    25,942   12,824      225     (295)    (296)  (137,866)      2,307
   Transfers (to) from other subaccounts..         --   (221,851)  23,970   21,666       --   28,917         --    (332,348)
                                           ----------  ---------  -------  -------  -------  -------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (15,379)  (225,457) 118,376  109,736   69,374  126,575     37,369      55,882
                                           ----------  ---------  -------  -------  -------  -------  ---------  ----------
Increase (decrease) in net assets.........    570,798   (943,149) 207,209   68,528  149,940   78,653  1,207,745  (1,308,230)
Net assets at beginning of year...........  1,755,494  2,698,643  182,257  113,729  195,356  116,703  3,405,693   4,713,923
                                           ----------  ---------  -------  -------  -------  -------  ---------  ----------
Net assets at end of year................. $2,326,292  1,755,494  389,466  182,257  345,296  195,356  4,613,438   3,405,693
                                           ==========  =========  =======  =======  =======  =======  =========  ==========
Changes in units (note 5):
 Units purchased..........................     34,580     39,236   23,009   20,375   29,550   43,883     51,065      43,624
 Units redeemed...........................    (36,043)   (56,674)  (5,646)  (3,867) (13,387) (10,470)   (48,895)    (41,465)
                                           ----------  ---------  -------  -------  -------  -------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................     (1,463)   (17,438)  17,363   16,508   16,163   33,413      2,170       2,159
                                           ==========  =========  =======  =======  =======  =======  =========  ==========

                                           -----------------------------------------
                                                  Worldwide            Worldwide
                                                   Growth               Growth
                                                Portfolio --         Portfolio --
                                             Institutional Shares   Service Shares
                                           ----------------------  ----------------
                                                 Year ended           Year ended
                                                December 31,         December 31,
                                           ----------------------  ----------------
                                              2003        2002       2003     2002
                                           ----------  ----------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........     23,783      13,675      713      114
 Net realized gain (loss) on investments..   (924,316)   (837,311) (14,683) (12,658)
 Unrealized appreciation (depreciation)
   on investments.........................  2,159,909  (1,347,556)  84,424  (58,058)
 Capital gain distributions...............         --          --       --       --
                                           ----------  ----------  -------  -------
    Increase (decrease) in net assets
     from operations......................  1,259,376  (2,171,192)  70,454  (70,602)
                                           ----------  ----------  -------  -------
From capital transactions:
 Net premiums.............................  1,021,444   1,244,592  115,486  191,707
 Loan interest............................     (4,797)     (7,148)    (156)      (1)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (55,312)     (5,637)      --     (593)
   Surrenders.............................   (465,295)   (352,037)  (8,885)  (6,416)
   Loans..................................      6,998     (18,399)    (618)    (213)
   Cost of insurance and administrative
    expenses (note 4a)....................   (660,790)   (785,657) (46,257) (44,316)
   Transfers (to) from the Guarantee
    Account...............................   (956,908)     39,025  (12,154)     205
   Transfers (to) from other subaccounts..         --    (607,412)     788   42,212
                                           ----------  ----------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)... (1,114,660)   (492,673)  48,204  182,585
                                           ----------  ----------  -------  -------
Increase (decrease) in net assets.........    144,716  (2,663,865) 118,658  111,983
Net assets at beginning of year...........  5,865,355   8,529,220  265,224  153,241
                                           ----------  ----------  -------  -------
Net assets at end of year.................  6,010,071   5,865,355  383,882  265,224
                                           ==========  ==========  =======  =======
Changes in units (note 5):
 Units purchased..........................     47,661      60,893   19,714   37,015
 Units redeemed...........................    (99,317)    (84,266) (11,541)  (8,148)
                                           ----------  ----------  -------  -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................    (51,656)    (23,373)   8,173   28,867
                                           ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                               MFS(R) Variable Insurance Trust
                                           -----------------------------------------------------------------------
                                            MFS(R) Investors  MFS(R) Investors     MFS(R) New
                                              Growth Stock          Trust           Discovery     MFS(R) Utilities
                                           Series -- Service  Series -- Service Series -- Service Series -- Service
                                              Class Shares      Class Shares      Class Shares      Class Shares
                                           -----------------  ----------------  ----------------  ----------------
                                               Year ended        Year ended        Year ended        Year ended
                                              December 31,      December 31,      December 31,      December 31,
                                           -----------------  ----------------  ----------------  ----------------
                                             2003      2002     2003     2002     2003     2002     2003     2002
                                           --------  -------  -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ (1,060)    (693)    (224)    (230)  (1,800)    (818)   3,542    3,014
 Net realized gain (loss) on investments..   (3,280)  (5,262)  (2,184)  (3,002)  (2,238)  (5,792)  (7,477) (21,871)
 Unrealized appreciation (depreciation)
   on investments.........................   33,159  (27,178)  22,066  (15,965)  81,957  (44,296)  90,009  (30,887)
 Capital gain distributions...............       --       --       --       --       --       --       --       --
                                           --------  -------  -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from operations......................   28,819  (33,133)  19,658  (19,197)  77,919  (50,906)  86,074  (49,744)
                                           --------  -------  -------  -------  -------  -------  -------  -------
From capital transactions:
 Net premiums.............................   50,832  102,212   25,185   45,468   80,511  106,791  112,981  114,752
 Loan interest............................      (54)     (31)     (78)     (16)      43       --      (47)       4
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       --       --       --       --       --       --       --     (847)
   Surrenders.............................   (4,209)     (45)      --      (10)  (3,982)  (1,068)  (6,875)    (385)
   Loans..................................       --       --       --   (2,797)   1,083       --     (162)    (271)
   Cost of insurance and administrative
    expenses (note 4a)....................  (23,784) (20,692) (12,299) (10,868) (33,578) (19,043) (36,244) (38,773)
   Transfers (to) from the Guarantee
    Account...............................   31,335      (11)    (609)      60  381,759     (752)  12,283      (48)
   Transfers (to) from other subaccounts..       52   (9,773)   2,063   (2,203)  23,603   47,370   10,304   (3,324)
                                           --------  -------  -------  -------  -------  -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   54,172   71,660   14,262   29,634  449,439  133,298   92,240   71,108
                                           --------  -------  -------  -------  -------  -------  -------  -------
Increase (decrease) in net assets.........   82,991   38,527   33,920   10,437  527,358   82,392  178,314   21,364
Net assets at beginning of year...........  112,518   73,991   83,223   72,786  149,371   66,979  210,520  189,156
                                           --------  -------  -------  -------  -------  -------  -------  -------
Net assets at end of year................. $195,509  112,518  117,143   83,223  676,729  149,371  388,834  210,520
                                           ========  =======  =======  =======  =======  =======  =======  =======
Changes in units (note 5):
 Units purchased..........................   15,429   17,727    3,947    6,304   65,561   19,864   19,561   18,690
 Units redeemed...........................   (5,263)  (5,299)  (1,881)  (2,201)  (5,056)  (2,688)  (6,252)  (7,109)
                                           --------  -------  -------  -------  -------  -------  -------  -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................   10,166   12,428    2,066    4,103   60,505   17,176   13,309   11,581
                                           ========  =======  =======  =======  =======  =======  =======  =======

                                             Nations Separate Account Trust
                                           ----------------------------------
                                                              Nations Marsico
                                            Nations Marsico    International
                                                Growth         Opportunities
                                               Portfolio         Portfolio
                                           ----------------- -----------------

                                              Period from       Period from
                                               May 1, to         May 1, to
                                           December 31, 2003 December 31, 2003
                                           ----------------- -----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........         (18)               (31)
 Net realized gain (loss) on investments..          28              5,151
 Unrealized appreciation (depreciation)
   on investments.........................       1,079             10,132
 Capital gain distributions...............          --                 --
                                                ------            -------
    Increase (decrease) in net assets
     from operations......................       1,089             15,252
                                                ------            -------
From capital transactions:
 Net premiums.............................       7,069             44,002
 Loan interest............................          --                 --
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................          --                 --
   Surrenders.............................          --                 --
   Loans..................................          --             27,454
   Cost of insurance and administrative
    expenses (note 4a)....................        (479)            (5,469)
   Transfers (to) from the Guarantee
    Account...............................      18,642             28,546
   Transfers (to) from other subaccounts..          --                 --
                                                ------            -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...      25,232             94,533
                                                ------            -------
Increase (decrease) in net assets.........      26,321            109,785
Net assets at beginning of year...........          --                 --
                                                ------            -------
Net assets at end of year.................      26,321            109,785
                                                ======            =======
Changes in units (note 5):
 Units purchased..........................       2,159              8,599
 Units redeemed...........................         (40)              (470)
                                                ------            -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................       2,119              8,129
                                                ======            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                      Oppenheimer Variable Account Funds
                                           -----------------------------------------------------------------------------------
                                                                    Oppenheimer
                                                 Oppenheimer         Aggressive                              Oppenheimer
                                                 Aggressive            Growth          Oppenheimer             Capital
                                                   Growth            Fund/VA --           Bond               Appreciation
                                                   Fund/VA         Service Shares        Fund/VA               Fund/VA
                                           ----------------------  -------------- --------------------  ---------------------
                                                 Year ended         Period from        Year ended             Year ended
                                                December 31,         May 1, to        December 31,           December 31,
                                           ----------------------   December 31,  --------------------  ---------------------
                                              2003        2002          2003         2003       2002       2003       2002
                                           ----------  ----------  -------------- ---------  ---------  ---------  ----------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  (22,545)       (377)        (50)       69,113     74,050    (12,813)     (3,681)
 Net realized gain (loss) on investments..   (393,303)   (763,295)        190        11,560    (17,377)  (232,258)   (469,729)
 Unrealized appreciation (depreciation)
   on investments.........................  1,125,565    (479,208)       (228)           87     38,443  1,332,858  (1,078,296)
 Capital gain distributions...............         --          --          --            --         --         --          --
                                           ----------  ----------      ------     ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from operations......................    709,717  (1,242,880)        (88)       80,760     95,116  1,087,787  (1,551,706)
                                           ----------  ----------      ------     ---------  ---------  ---------  ----------
From capital transactions:
 Net premiums.............................    574,257     692,376       7,219       186,504    205,575    583,346     694,509
 Loan interest............................     (6,389)     (6,468)         --        (2,372)    (1,044)    (4,483)     (7,268)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................    (22,649)    (13,712)         --            --    (42,171)   (14,659)     (1,142)
   Surrenders.............................   (249,754)   (253,846)         --      (245,854)   (25,058)  (436,806)   (277,407)
   Loans..................................     11,255      (2,893)         --        (4,651)   (30,489)   (11,214)      1,150
   Cost of insurance and administrative
    expenses (note 4a)....................   (361,009)   (406,525)     (1,912)     (174,454)  (148,526)  (409,883)   (454,033)
   Transfers (to) from the Guarantee
    Account...............................    (90,839)      6,738      30,124         1,970     (1,160)    66,489       8,948
   Transfers (to) from other subaccounts..         --    (612,595)         --            --    223,894         --    (277,249)
                                           ----------  ----------      ------     ---------  ---------  ---------  ----------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   (145,128)   (596,925)     35,431      (238,857)   181,021   (227,210)   (312,492)
                                           ----------  ----------      ------     ---------  ---------  ---------  ----------
Increase (decrease) in net assets.........    564,589  (1,839,805)     35,343      (158,097)   276,137    860,577  (1,864,198)
Net assets at beginning of year...........  2,933,837   4,773,642          --     1,378,032  1,101,895  3,716,867   5,581,065
                                           ----------  ----------      ------     ---------  ---------  ---------  ----------
Net assets at end of year................. $3,498,426   2,933,837      35,343     1,219,935  1,378,032  4,577,444   3,716,867
                                           ==========  ==========      ======     =========  =========  =========  ==========
Changes in units (note 5):
 Units purchased..........................     14,478      16,048       3,087         6,315     15,414     12,302      16,635
 Units redeemed...........................    (18,066)    (29,751)       (158)      (14,319)    (8,917)   (16,603)    (24,013)
                                           ----------  ----------      ------     ---------  ---------  ---------  ----------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................     (3,588)    (13,703)      2,929        (8,004)     6,497     (4,301)     (7,378)
                                           ==========  ==========      ======     =========  =========  =========  ==========

                                           ------------------------------------
                                                                  Oppenheimer
                                            Oppenheimer Capital      Global
                                               Appreciation        Securities
                                                Fund/VA --         Fund/VA --
                                              Service Shares     Service Shares
                                           --------------------  --------------
                                           Period from        Year ended
                                            May 1, to        December 31,
                                           December 31, ----------------------
                                               2003       2003        2002
                                           ------------ -------  --------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       (8)       (303)       (572)
 Net realized gain (loss) on investments..       36      (4,186)    (10,239)
 Unrealized appreciation (depreciation)
   on investments.........................      263     148,648     (48,243)
 Capital gain distributions...............       --          --          --
                                              -----     -------     -------
    Increase (decrease) in net assets
     from operations......................      291     144,159     (59,054)
                                              -----     -------     -------
From capital transactions:
 Net premiums.............................    1,847     191,261     168,446
 Loan interest............................       --         (45)        (18)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       --          --          --
   Surrenders.............................       --     (29,833)       (721)
   Loans..................................       --          --          --
   Cost of insurance and administrative
    expenses (note 4a)....................     (567)    (64,379)    (44,849)
   Transfers (to) from the Guarantee
    Account...............................    2,642      68,910         267
   Transfers (to) from other subaccounts..       --         551      15,941
                                              -----     -------     -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    3,922     166,465     139,066
                                              -----     -------     -------
Increase (decrease) in net assets.........    4,213     310,624      80,012
Net assets at beginning of year...........       --     262,412     182,400
                                              -----     -------     -------
Net assets at end of year.................    4,213     573,036     262,412
                                              =====     =======     =======
Changes in units (note 5):
 Units purchased..........................      390      32,994      24,384
 Units redeemed...........................      (49)    (11,928)     (6,020)
                                              -----     -------     -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................      341      21,066      18,364
                                              =====     =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Oppenheimer Variable Account Funds (continued)
                                           ----------------------------------------------------------------------------
                                                                                     Oppenheimer
                                                                     Oppenheimer     Main Street        Oppenheimer
                                                Oppenheimer          Main Street      Small Cap          Multiple
                                                High Income          Fund/VA --       Fund/VA --        Strategies
                                                  Fund/VA          Service Shares   Service Shares        Fund/VA
                                           ---------------------  ----------------  -------------- --------------------
                                                 Year ended          Year ended      Period from        Year ended
                                                December 31,        December 31,      May 1, to        December 31,
                                           ---------------------  ----------------   December 31,  --------------------
                                              2003        2002      2003     2002        2003         2003       2002
                                           ----------  ---------  -------  -------  -------------- ---------  ---------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $  184,820    278,329      548     (546)        (20)       28,196     38,601
 Net realized gain (loss) on investments..   (109,031)  (209,052)  (5,527)  (8,741)         79       (29,857)   (57,646)
 Unrealized appreciation (depreciation)
   on investments.........................    528,507   (167,217) 115,525  (52,934)      1,263       282,890   (161,485)
 Capital gain distributions...............         --         --       --       --          --            --     19,867
                                           ----------  ---------  -------  -------      ------     ---------  ---------
    Increase (decrease) in net assets
     from operations......................    604,296    (97,940) 110,546  (62,221)      1,322       281,229   (160,663)
                                           ----------  ---------  -------  -------      ------     ---------  ---------
From capital transactions:
 Net premiums.............................    223,812    246,551  211,625  263,367       3,076       163,277    165,778
 Loan interest............................     (4,258)    (4,350)    (173)      --          --        (1,371)    (1,050)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................     (3,300)   (51,686)      --   (1,780)         --       (48,540)        --
   Surrenders.............................   (107,937)   (98,898)  (3,366)  (2,258)         --       (88,413)   (66,822)
   Loans..................................    (13,486)    (3,496)  (2,122)    (351)         --         1,889     (4,586)
   Cost of insurance and administrative
    expenses (note 4a)....................   (224,945)  (218,106) (76,812) (57,926)       (824)     (131,792)  (124,573)
   Transfers (to) from the Guarantee
    Account...............................     99,838     (1,527)  20,225      115       8,353        36,983     (1,918)
   Transfers (to) from other subaccounts..         --    (84,978)    (536)  29,808           2            --     21,414
                                           ----------  ---------  -------  -------      ------     ---------  ---------
    Increase (decrease) in net assets
     from capital transactions (note 5)...    (30,276)  (216,490) 148,841  230,975      10,607       (67,967)   (11,757)
                                           ----------  ---------  -------  -------      ------     ---------  ---------
Increase (decrease) in net assets.........    574,020   (314,430) 259,387  168,754      11,929       213,262   (172,420)
Net assets at beginning of year...........  2,657,810  2,972,240  342,941  174,187          --     1,221,162  1,393,582
                                           ----------  ---------  -------  -------      ------     ---------  ---------
Net assets at end of year................. $3,231,830  2,657,810  602,328  342,941      11,929     1,434,424  1,221,162
                                           ==========  =========  =======  =======      ======     =========  =========
Changes in units (note 5):
 Units purchased..........................     10,414      7,654   32,073   38,795         932         5,835      9,132
 Units redeemed...........................    (11,388)   (14,375) (11,483)  (8,243)        (67)       (7,797)    (9,705)
                                           ----------  ---------  -------  -------      ------     ---------  ---------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................       (974)    (6,721)  20,590   30,552         865        (1,962)      (573)
                                           ==========  =========  =======  =======      ======     =========  =========

                                              PBHG Insurance Series Fund, Inc.
                                           -------------------------------------

                                                                      PBHG
                                                  PBHG             Large Cap
                                                Growth II            Growth
                                                Portfolio          Portfolio
                                           ------------------  -----------------
                                               Year ended          Year ended
                                              December 31,        December 31,
                                           ------------------  -----------------
                                             2003      2002      2003     2002
                                           --------  --------  -------  --------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........   (4,307)   (4,467)  (4,896)   (4,789)
 Net realized gain (loss) on investments.. (129,358) (246,955) (66,153) (112,067)
 Unrealized appreciation (depreciation)
   on investments.........................  263,832    10,369  256,661  (132,047)
 Capital gain distributions...............       --        --       --        --
                                           --------  --------  -------  --------
    Increase (decrease) in net assets
     from operations......................  130,167  (241,053) 185,612  (248,903)
                                           --------  --------  -------  --------
From capital transactions:
 Net premiums.............................  109,051   146,274  156,073   173,481
 Loan interest............................   (1,886)   (1,148)  (1,367)     (805)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       --        --     (599)   (3,984)
   Surrenders.............................  (15,139)  (21,776) (11,781)   (9,693)
   Loans..................................   (2,191)      194   19,080   (11,965)
   Cost of insurance and administrative
    expenses (note 4a)....................  (82,672)  (84,810) (91,037) (103,339)
   Transfers (to) from the Guarantee
    Account...............................  (52,760)      579   56,071       936
   Transfers (to) from other subaccounts..       --    66,774       --   (37,689)
                                           --------  --------  -------  --------
    Increase (decrease) in net assets
     from capital transactions (note 5)...  (45,597)  106,087  126,440     6,942
                                           --------  --------  -------  --------
Increase (decrease) in net assets.........   84,570  (134,966) 312,052  (241,961)
Net assets at beginning of year...........  606,508   741,474  564,064   806,025
                                           --------  --------  -------  --------
Net assets at end of year.................  691,078   606,508  876,116   564,064
                                           ========  ========  =======  ========
Changes in units (note 5):
 Units purchased..........................   16,611    25,004   16,175     3,201
 Units redeemed...........................  (23,557)  (12,598)  (7,330)   (3,334)
                                           --------  --------  -------  --------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................   (6,946)   12,406    8,845      (133)
                                           ========  ========  =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II


                                                                PIMCO Variable Insurance Trust
                                           ------------------------------------------------------------------------
                                                                                Long-Term U.S.
                                             Foreign Bond       High Yield        Government        Total Return
                                             Portfolio --      Portfolio --      Portfolio --       Portfolio --
                                            Administrative     Administrative    Administrative     Administrative
                                             Class Shares      Class Shares      Class Shares       Class Shares
                                           ----------------  ----------------  ----------------  ------------------
                                              Year ended        Year ended        Year ended         Year ended
                                             December 31,      December 31,      December 31,       December 31,
                                           ----------------  ----------------  ----------------  ------------------
                                             2003     2002     2003     2002     2003     2002      2003      2002
                                           --------  ------  -------  -------  -------  -------  ---------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $    957     503   17,979    9,764   13,919    9,390     26,021   17,113
 Net realized gain (loss) on investments..      284     110    4,710   (3,060)   3,137    2,442     13,141    1,520
 Unrealized appreciation (depreciation)
   on investments.........................     (897)    770   28,356   (6,663) (12,375)   9,838     (5,954)  18,508
 Capital gain distributions...............       --     120       --       --   10,866   20,582     12,326    9,747
                                           --------  ------  -------  -------  -------  -------  ---------  -------
    Increase (decrease) in net assets
     from operations......................      344   1,503   51,045       41   15,547   42,252     45,534   46,888
                                           --------  ------  -------  -------  -------  -------  ---------  -------
From capital transactions:
 Net premiums.............................   32,778  23,415  127,874  150,326  284,992  338,029    615,939  533,749
 Loan interest............................       (9)    (13)     (85)      (6)    (293)    (263)      (357)     (53)
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       --      --       --       --      (55)      --        (54)      --
   Surrenders.............................   (2,204)   (258) (13,941)  (1,027) (34,560)    (763)   (23,664)    (955)
   Loans..................................      (82)   (564)    (141)     755   (1,962) (10,006)      (521)    (924)
   Cost of insurance and administrative
    expenses (note 4a)....................  (11,395) (5,524) (44,146) (23,219) (91,222) (46,014)  (137,757) (59,334)
   Transfers (to) from the Guarantee
    Account...............................    2,052     (60) 106,326   (3,234)  41,891    3,475    381,134       76
   Transfers (to) from other subaccounts..       --   6,215  (24,303)  15,654      839   64,489    (85,707) 183,688
                                           --------  ------  -------  -------  -------  -------  ---------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...   21,140  23,211  151,584  139,249  199,630  348,947    749,013  656,247
                                           --------  ------  -------  -------  -------  -------  ---------  -------
Increase (decrease) in net assets.........   21,484  24,714  202,629  139,290  215,177  391,199    794,547  703,135
Net assets at beginning of year...........   32,707   7,993  187,116   47,826  489,829   98,630    816,928  113,793
                                           --------  ------  -------  -------  -------  -------  ---------  -------
Net assets at end of year................. $ 54,191  32,707  389,745  187,116  705,006  489,829  1,611,475  816,928
                                           ========  ======  =======  =======  =======  =======  =========  =======
Changes in units (note 5):
 Units purchased..........................    2,943   2,622   20,904   17,132   24,239   32,989     80,330   64,985
 Units redeemed...........................   (1,157)   (568)  (7,374)  (2,824)  (9,474)  (4,635)   (19,985)  (5,549)
                                           --------  ------  -------  -------  -------  -------  ---------  -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................    1,786   2,054   13,530   14,308   14,765   28,354     60,345   59,436
                                           ========  ======  =======  =======  =======  =======  =========  =======

                                              The Prudential Series          Rydex
                                                    Fund, Inc.           Variable Trust
                                           ---------------------------  ---------------

                                           Jennison 20/20
                                               Focus        Jennison
                                            Portfolio --  Portfolio  --
                                              Class II       Class II       OTC Fund
                                           -------------- ------------- ---------------
                                                   Period from             Year ended
                                                    May 1, to             December 31,
                                                   December 31,         ---------------
                                                       2003              2003     2002
                                           ---------------------------  ------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       --             --        (361)    (215)
 Net realized gain (loss) on investments..        3              3        (936)  (4,078)
 Unrealized appreciation (depreciation)
   on investments.........................       (3)            21      20,812  (11,031)
 Capital gain distributions...............       --             --          --       --
                                                 --            ---      ------  -------
    Increase (decrease) in net assets
     from operations......................       --             24      19,515  (15,324)
                                                 --            ---      ------  -------
From capital transactions:
 Net premiums.............................       19            630      26,214   37,971
 Loan interest............................       --             --         (19)       2
 Transfers (to) from the general
   account of GE Life & Annuity:
   Death benefits.........................       --             --          --       --
   Surrenders.............................       --             --        (847)      --
   Loans..................................       --             --        (509)     755
   Cost of insurance and administrative
    expenses (note 4a)....................       (9)            (6)     (9,348)  (7,749)
   Transfers (to) from the Guarantee
    Account...............................        1             --      (1,279)     194
   Transfers (to) from other subaccounts..       --             --          --      301
                                                 --            ---      ------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...       11            624      14,212   31,474
                                                 --            ---      ------  -------
Increase (decrease) in net assets.........       11            648      33,727   16,150
Net assets at beginning of year...........       --             --      37,117   20,967
                                                 --            ---      ------  -------
Net assets at end of year.................       11            648      70,844   37,117
                                                 ==            ===      ======  =======
Changes in units (note 5):
 Units purchased..........................        2             54       7,118   11,945
 Units redeemed...........................       (1)            (1)     (3,259)  (2,360)
                                                 --            ---      ------  -------
 Net increase (decrease) in units from
   capital transactions with policy
   owners during the years or lesser
   periods ended December 31, 2003 and
   2002...................................        1             53       3,859    9,585
                                                 ==            ===      ======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Salomon Brothers Variable Series Fund Inc
                                           -----------------------------------------------------------------------
                                                                                Salomon Brothers   Salomon Brothers
                                           Salomon Brothers  Salomon Brothers   Variable Strategic  Variable Total
                                           Variable All Cap Variable Investors        Bond              Return
                                           Fund -- Class II   Fund -- Class I    Fund -- Class I    Fund -- Class I
                                           ---------------- ------------------  ----------------   ----------------
                                             Period from        Year ended         Year ended         Year ended
                                              May 1, to        December 31,       December 31,       December 31,
                                             December 31,   ------------------  ----------------   ----------------
                                                 2003         2003      2002      2003      2002     2003     2002
                                           ---------------- --------  --------  -------   -------  -------  -------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........      $   (3)        4,518     2,643   31,422    20,121    1,901    1,320
 Net realized gain (loss) on investments..         242       (26,367)  (85,064)  20,851     2,816    3,490   (6,565)
 Unrealized appreciation (depreciation)
  on investments..........................          34       200,655  (121,129)   2,799    10,293   16,637   (5,710)
 Capital gain distributions...............          --            --        --   14,991        --    2,344       --
                                                ------      --------  --------  -------   -------  -------  -------
    Increase (decrease) in net assets
     from operations......................         273       178,806  (203,550)  70,063    33,230   24,372  (10,955)
                                                ------      --------  --------  -------   -------  -------  -------
From capital transactions:
 Net premiums.............................       3,427        33,339    40,687   73,216    67,882   17,407   24,762
 Loan interest............................          --            31      (229)    (194)       --       11      (32)
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................          --            --        --       --   (15,939)      --       --
  Surrenders..............................          --      (140,431)  (10,810) (27,184)   (8,061) (18,444)    (680)
  Loans...................................          --            --      (957)  (2,567)     (985)     (59)  (2,483)
  Cost of insurance and administrative
    expenses (note 4a)....................        (683)      (54,730)  (53,102) (70,630)  (41,750) (17,945) (15,248)
  Transfers (to) from the Guarantee
    Account...............................         464       157,104        47  142,723       247   54,524      159
  Transfers (to) from other subaccounts...          --            --     2,709       --   162,844       --   85,281
                                                ------      --------  --------  -------   -------  -------  -------
    Increase (decrease) in net assets
     from capital transactions (note 5)...       3,208        (4,687)  (21,655) 115,364   164,238   35,494   91,759
                                                ------      --------  --------  -------   -------  -------  -------
Increase (decrease) in net assets.........       3,481       174,119  (225,205) 185,427   197,468   59,866   80,804
Net assets at beginning of year...........          --       556,837   782,042  497,347   299,879  142,548   61,744
                                                ------      --------  --------  -------   -------  -------  -------
Net assets at end of year.................      $3,481       730,956   556,837  682,774   497,347  202,414  142,548
                                                ======      ========  ========  =======   =======  =======  =======
Changes in units (note 5):
 Units purchased..........................         324         1,626     7,309   16,427    19,518    6,484    9,830
 Units redeemed...........................         (57)       (1,666)  (10,951)  (7,651)   (5,639)  (3,285)  (1,645)
                                                ------      --------  --------  -------   -------  -------  -------
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................         267           (40)   (3,642)   8,776    13,879    3,199    8,185
                                                ======      ========  ========  =======   =======  =======  =======

                                                    Van Kampen Life Investment Trust
                                           --------------------------------------------------

                                                   Comstock               Emerging Growth
                                                 Portfolio --              Portfolio --
                                                Class II Shares           Class II Shares
                                           ------------------------  ------------------------
                                                        Period from               Period from
                                            Year ended   May 1, to    Year ended   May 1, to
                                           December 31, December 31, December 31, December 31,
                                               2003         2002         2003         2002
                                           ------------ ------------ ------------ ------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........       (92)         (6)          (61)         --
 Net realized gain (loss) on investments..       709         316           121          (3)
 Unrealized appreciation (depreciation)
  on investments..........................    14,251         (12)        3,004         (12)
 Capital gain distributions...............        --          --            --          --
                                             -------       -----        ------        ----
    Increase (decrease) in net assets
     from operations......................    14,868         298         3,064         (15)
                                             -------       -----        ------        ----
From capital transactions:
 Net premiums.............................    92,620       4,145        15,288         373
 Loan interest............................        --          --            --          --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..........................        --          --            --          --
  Surrenders..............................        --          --            --          --
  Loans...................................        --          --            --          --
  Cost of insurance and administrative
    expenses (note 4a)....................    (9,488)       (561)       (2,784)       (113)
  Transfers (to) from the Guarantee
    Account...............................    41,988           9        14,729          (1)
  Transfers (to) from other subaccounts...         2         116        22,541          --
                                             -------       -----        ------        ----
    Increase (decrease) in net assets
     from capital transactions (note 5)...   125,122       3,709        49,774         259
                                             -------       -----        ------        ----
Increase (decrease) in net assets.........   139,990       4,007        52,838         244
Net assets at beginning of year...........     4,007          --           244          --
                                             -------       -----        ------        ----
Net assets at end of year.................   143,997       4,007        53,082         244
                                             =======       =====        ======        ====
Changes in units (note 5):
 Units purchased..........................    14,179         568         6,018          48
 Units redeemed...........................      (999)        (75)         (319)        (15)
                                             -------       -----        ------        ----
 Net increase (decrease) in units from
  capital transactions with policy
  owners during the years or lesser
  periods ended December 31, 2003 and
  2002....................................    13,180         493         5,699          33
                                             =======       =====        ======        ====

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2003

(1)Description of Entity

   GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium variable universal life insurance policies and flexible premium single life and joint and last survivor variable life insurance policies issued by GE Life & Annuity.

   GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (GE Capital) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (GE Financial Assurance) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (GECA). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, The Harvest Life Insurance Company (Harvest) merged into the GE Life and Annuity on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company (Federal), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

   GE Life & Annuity is a wholly owned indirect subsidiary of GE Financial Assurance. The stock is owned directly by GECA, which owns approximately 85% of GE Life & Annuity's outstanding common stock, Federal, which owns approximately 12% of GE Life & Annuity's outstanding common stock and GE Financial Assurance, which directly owns the remaining 3% of outstanding common stock. All outstanding non-voting preferred stock is owned by Brookfield Life Assurance Company Limited (Brookfield). Brookfield is partially owned directly by GE Financial Assurance and owned indirectly by GE Capital. GE Financial Assurance is a wholly owned subsidiary of GE Insurance, Inc. (GEI). GEI is a wholly owned subsidiary of GE Capital, which in turn is wholly owned, directly or indirectly, by General Electric Company.

   On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Life & Annuity, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

   GE Life & Annuity principally offers annuity contracts, institutional stable value products and life insurance. GE Life & Annuity does business in the District of Columbia and all states except New York. GE Life & Annuity's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


   Effective May 1, 2003, the following portfolios were added to the Account:

AIM Variable Insurance Funds                            Nations Separate Account Trust
   AIM V.I. Basic Value Fund -- Series II Shares           Nations Marsico Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.      Nations Marsico International Opportunities Portfolio
   Technology Portfolio -- Class B                      Oppenheimer Variable Account Funds
Eaton Vance Variable Trust                                 Oppenheimer Aggressive Growth Fund/VA --
   VT Floating-Rate Income Fund                              Service Shares
   VT Worldwide Health Sciences Fund                       Oppenheimer Capital Appreciation Fund/VA --
Federated Insurance Series                                    Service Shares
   Federated Kaufmann Fund II -- Service Shares            Oppenheimer Main Street Small Cap Fund/VA --
Fidelity Variable Insurance Products Fund III (VIP III)       Service Shares
   VIP III Dynamic Capital Appreciation Portfolio  --   Salomon Brothers Variable Series Fund Inc
      Service Class 2                                         Salomon Brothers Variable All Cap Fund -- Class II
Greenwich Street Series Fund                            The Prudential Series Fund, Inc.
   Salomon Brothers Variable Emerging Growth Fund  --      Jennison 20/20 Focus Portfolio -- Class II
      Class II                                             Jennison Portfolio -- Class II

   All designated portfolios described above are series type mutual funds.

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by the portfolios' Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

   During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund -- Series I Shares to AIM V. I. Premier Equity Fund -- Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio to High Yield Portfolio -- Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio -- Administrative Class Shares to Long-Term U. S. Government Portfolio -- Administrative Class Shares, and its Total Return Bond Portfolio -- Administrative Class Shares to Total Return Portfolio -- Administrative Class Shares.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Class

   There are three unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR. Type III units are sold under policy forms P1258 and P1259. An

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

indefinite number of units in each class is authorized. Each unit type has its own expense structure. Policy form numbers P1096, P1250CR, and P1250 are no longer available for sale although additional premium may still be accepted under the terms of the policy.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (e) Reclassifications

   Certain prior year amounts in the accompanying financial statements have been reclassified to conform to the current year's presentation. There is no impact on net assets from these reclassifications.

(3)Purchase and Sales of Investments

   The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

                                                                            Cost of   Proceeds
                                                                             Shares     from
Fund/Portfolio                                                              Acquired Shares Sold
--------------                                                              -------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares............................. $ 50,285 $    2,467
 AIM V.I. Capital Appreciation Fund -- Series I Shares.....................  104,255     47,662
 AIM V.I. Growth Fund -- Series I Shares...................................   72,920     47,254
 AIM V.I. Premier Equity Fund -- Series I Shares...........................  143,065     97,604
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares.........................  916,286  1,208,908
 Alger American Small Capitalization Portfolio -- Class O Shares...........  673,049    721,381
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B....................................  938,610    360,235
 Premier Growth Portfolio -- Class B.......................................  138,240     83,726
 Quasar Portfolio -- Class B...............................................   37,208     23,603
 Technology Portfolio -- Class B...........................................   10,041        674
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets Portfolio -- Initial Shares   64,552    130,908
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares......   31,855     18,619
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund..............................................    4,244        175
 VT Worldwide Health Sciences Fund.........................................   43,336        818
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares......................  599,551    474,605
 Federated Capital Income Fund II..........................................  106,221    101,123

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                    Cost of     Proceeds
                                                                     Shares       from
Fund/Portfolio                                                      Acquired   Shares Sold
--------------                                                     ----------- -----------
 Federated High Income Bond Fund II -- Primary Shares............. $   363,329 $   331,601
 Federated High Income Bond Fund II -- Service Shares.............     384,335     217,911
 Federated International Small Company Fund II....................      21,858      63,301
 Federated Kaufmann Fund II -- Service Shares.....................     106,975       1,847
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class.....................   2,303,428   2,201,044
 VIP Equity-Income Portfolio -- Service Class 2...................     483,177     175,919
 VIP Growth Portfolio -- Initial Class............................   2,051,882   1,947,356
 VIP Growth Portfolio -- Service Class 2..........................     419,539     227,506
 VIP Overseas Portfolio -- Initial Class..........................     550,384     467,942
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset ManagerSM Portfolio -- Initial Class................     919,417   1,996,143
 VIP II Contrafund(R) Portfolio -- Initial Class..................   1,857,937   1,739,502
 VIP II Contrafund(R) Portfolio -- Service Class 2................     709,337     198,932
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio -- Service Class 2       2,056          71
 VIP III Growth & Income Portfolio -- Initial Class...............     789,192     625,561
 VIP III Growth & Income Portfolio -- Service Class 2.............     196,889      78,878
 VIP III Growth Opportunities Portfolio -- Initial Class..........     264,895     259,068
 VIP III Mid Cap Portfolio -- Service Class 2.....................     658,746     177,245
GE Investments Funds, Inc:
 Global Income Fund...............................................     182,612     175,821
 Income Fund......................................................   1,018,425   1,656,211
 International Equity Fund........................................     363,494     285,265
 Mid-Cap Value Equity Fund........................................   1,680,945   1,092,100
 Money Market Fund................................................  12,623,071  13,085,331
 Premier Growth Equity Fund.......................................   1,372,974     762,115
 Real Estate Securities Fund......................................     873,795     593,636
 S&P 500(R) Index Fund............................................   4,507,049   3,851,822
 Small-Cap Value Equity Fund......................................     644,685     302,594
 Total Return Fund................................................     971,273     736,018
 U.S. Equity Fund.................................................     580,559     583,616
 Value Equity Fund................................................     198,787      79,360
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund.............................     308,835     332,736
 Goldman Sachs Mid Cap Value Fund.................................     653,887     681,932
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund -- Class II.......       6,493       3,130
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares.......................   1,166,502   1,817,691
 Balanced Portfolio -- Service Shares.............................     646,059     307,568
 Capital Appreciation Portfolio -- Institutional Shares...........     641,004   1,025,839
 Capital Appreciation Portfolio -- Service Shares.................     156,762      75,434
 Flexible Income Portfolio -- Institutional Shares................     492,627     403,203
 Global Life Sciences Portfolio -- Service Shares.................     104,481      97,429
 Global Technology Portfolio -- Service Shares....................     125,600      58,975
 Growth Portfolio -- Institutional Shares.........................   1,671,669   1,851,514

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                     Cost of    Proceeds
                                                                      Shares      from
Fund/Portfolio                                                       Acquired  Shares Sold
--------------                                                      ---------- -----------
 Growth Portfolio -- Service Shares................................ $   91,388 $   56,602
 International Growth Portfolio -- Institutional Shares............    642,769    648,830
 International Growth Portfolio -- Service Shares..................    206,413     78,176
 Mid Cap Growth Portfolio -- Service Shares........................    139,677     71,824
 Mid Cap Growth Portfolio -- Institutional Shares..................  1,260,461  1,252,891
 Worldwide Growth Portfolio -- Institutional Shares................  1,587,436  2,484,393
 Worldwide Growth Portfolio -- Service Shares......................    144,333     95,344
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares......    115,159     63,129
 MFS(R) Investors Trust Series -- Service Class Shares.............     34,503     18,945
 MFS(R) New Discovery Series -- Service Class Shares...............    542,100     94,060
 MFS(R) Utilities Series -- Service Class Shares...................    169,381     70,757
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio..................................     25,162        536
 Nations Marsico International Opportunities Portfolio.............    209,830    115,326
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA.............................    718,911    894,163
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...........     38,351      2,970
 Oppenheimer Bond Fund/VA..........................................    733,213    891,978
 Oppenheimer Capital Appreciation Fund/VA..........................  1,233,339  1,475,666
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares........      4,529        629
 Oppenheimer Global Securities Fund/VA -- Service Shares...........    344,488    174,354
 Oppenheimer High Income Fund/VA...................................    850,692    699,026
 Oppenheimer Main Street Fund/VA -- Service Shares.................    271,304    121,890
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares.......     11,661      1,074
 Oppenheimer Multiple Strategies Fund/VA...........................    404,635    445,476
PBHG Insurance Series Fund, Inc:
 PBHG Growth II Portfolio..........................................    330,862    380,941
 PBHG Large Cap Growth Portfolio...................................    305,677    184,380
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares.............     47,126     25,150
 High Yield Portfolio -- Administrative Class Shares...............    336,640    167,357
 Long-Term U.S. Government Portfolio -- Administrative Class Shares    672,914    449,050
 Total Return Portfolio -- Administrative Class Shares.............  1,389,849    557,590
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II........................         19          9
 Jennison Portfolio -- Class II....................................        630          6
Rydex Variable Trust:
 OTC Fund..........................................................     33,646     19,786
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II................      5,551      2,346
 Salomon Brothers Variable Investors Fund -- Class I...............    302,734    301,344
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........    450,323    285,164
 Salomon Brothers Variable Total Return Fund -- Class I............    240,020    200,804
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.............................    139,514     14,398
 Emerging Growth Portfolio -- Class II Shares......................     52,942      3,227

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


(4)Related Party Transactions

  (a) GE Life & Annuity

   Type I Units (Policy P1096 and P1251)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies and flexible premium joint and last survivor variable life insurance policies less deductions. For Policy P1251, deductions from premium depend on the initial specified amount. If the initial specified amount is $500,000 or more, a current deduction of 3.5% premium charge (5% maximum) is assessed from each premium payment before the premium is allocated to the subaccounts. If the initial specified amount is at least $250,000 but less than $500,000, a current deduction of 6.5% premium charge (8% maximum) is assessed. For Policy P1096, a premium charge of 5.0% from each premium payment is assessed before the premium is allocated to the subaccounts.

   Policy A251 assesses a minimum surrender charge of $12.00 per $1000 of Specified Amount and a maximum of $60.00 per $1000 of Specified Amount if the policy is surrendered during the first 16 years of the Policy or 16 years after an increase in Specified Amount. A surrender charge would also apply if the Specified Amount were decreased at a time when surrender would otherwise be assessed. For Policy P1096, a minimum surrender charge of $2.50 per $1000 of Specified Amount and a maximum of $7.50 per $1000 of Specified Amount not to exceed $500 is assessed if the Policy surrendered during Policy years 1 through
9. Policy P1096 also assesses a fee for increases in Specified Amount. This fee will never be lower than $1.50 per $1000 of Specified Amount and never higher than $300.

   A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of ..70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction for Policy P1251 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $5, an expense charge of up to $.20 per $1,000 of initial Specified Amount, an expense charge for any increase in specified amount of up to $.20 per $1,000 of increase and any charges for additional benefits added by riders to the policy. The monthly deduction for Policy P1096 consists of a cost of insurance charge that varies based upon the Insured's gender, issue age, risk class and the year of coverage, a current monthly administrative charge of $6 ($12 maximum) and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

   Policy P1096 assesses a deferred sales charge during Policy Years 2-10 of 45% of the premiums paid on Specified Amounts (of less than $250,000) during the first policy year. This charge is reduced to 40% of the premiums paid on Specified Amounts of $250,000 or more. The policy also assesses a net loan charge at an annualized rate of 2.0% for non-preferred loans. There are no charges for Policy P1096 for preferred loans after year 11. There are no charges for Policy P1251 for all preferred loans in all years.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


   Type II Units (Policy Form P1250 and P1250CR)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable universal life insurance policies less deductions. For Policy P1250, a 3% charge from each premium (5% maximum) is assessed before it is allocated to the subaccounts. For Policy P1250CR, an 8% charge from each premium (10% maximum) is assessed before it is allocated to the subaccounts.

   A Mortality and Expense Risk charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of ..70% of the average daily net assets of the Account. This charge is for the mortality and expense risks that GE Life & Annuity assumes.

   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, a policy charge of $12 in the first policy year ($15 for Policy P1250CR) and $6 per month thereafter ($12 maximum), and any charges for additional benefits added by riders to the policy. If an increase in specified amount becomes effective, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase included in the monthly deduction (not to exceed $300 per increase).

   There will be a surrender charge if the policy is surrendered during the surrender period. The surrender charge is calculated by multiplying the surrender charge factors times the specified amount, divided by $1,000. That amount is then varied by issue age, gender (where applicable) and rating class of each insured and by the number of months since the policy date. The surrender charge remains level for the first five policy years and then decreases uniformly each policy month to zero over the next 10 policy years or until the insured attains age 95, whichever is earlier. For Policy P1250, the surrender charge is guaranteed not to exceed $50.65 per $1,000 of Specified Amount. For Policy P1250CR, the surrender charge is guaranteed not to exceed $51.36 per $1,000 of Specified Amount.

   A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

   A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month. Policies issued on policy form P1250 and marketed under the name of GE Protection Plus do not assess a transfer charge but reserve the right to impose a charge of up to $10 after the first transfer made in any calendar month. The policies also assess a net loan charge at an annualized rate of 2.0% for non -preferred loans in all years and there is no charge for preferred loans in policy year 11 and after.

   Type III Units (Policy Form P1258 and P1259)

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium single life and joint and last survivor variable life insurance policies less deductions. A 5% charge from each premium (7.5% maximum) is assessed before it is allocated to the subaccounts. This charge is not assessed against the policy loan portion of a premium received from the rollover of a life insurance policy.

   A mortality and expense risk charge is deducted monthly from a policy's assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. This charge is equal to an effective annual rate of .40% of the first $50,000 of the policy's unloaned assets in the subaccounts (.40% of the first $100,000 of unloaned assets in the subaccounts for a joint and last survivor policy). During the first 20 policy years, a mortality and expense risk charge at an annual effective rate of .05% of the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy) is also assessed. Beginning with policy year 21, GE Life & Annuity does not deduct a mortality and expense risk charge for the policy's unloaned assets in the subaccounts over $50,000 ($100,000 for a joint and last survivor policy).

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003


   A monthly deduction is made on the policy date and on each monthly anniversary date from the policy assets. The monthly deduction consists of a cost of insurance charge which varies based upon the Insured's gender, issue age, risk class and the year of coverage, the Mortality and Expense Risk Charge (discussed above), a policy charge of $5 ($10 per month maximum), a maximum monthly expense charge of $.83 per $1,000 of specified amount for the first 10 policy years and any charges for additional benefits added by riders to the policy.

   There will be a surrender charge if the policy is surrendered during the first 10 policy years or 10 years after an increase in Specified Amount. The maximum surrender charge assessed is $37.19 per $1,000 of specified amount. This charge is calculated by multiplying a factor times the lowest specified amount in effect before the surrender, divided by 1,000. The factor depends on the issue age and gender (where applicable) of the insured. For a joint and last survivor policy, the factor depends on the issue age, gender (where applicable) and risk class of both insured's. The surrender charge remains level for the first five policy years and then decreases each policy month to zero over the next five policy years.

   GE Life & Annuity reserves the right to assess a maximum partial surrender fee of the lesser of $25, or 2%, of the amount surrendered is assessed on all partial surrenders. Currently, this partial surrender processing fee is not assessed.

   Certain policy owners (Policy form P1258 and Policy Form 1259) may elect to allocate premium payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Policy owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

   A net loan charge of 0.15% is assessed on all loans taken. This charge is assessed until the loan is repaid. The minimum charge is 0.15% of the loaned amount. The maximum charge is 0.40% of the loan amount.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share value between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the policies for services and benefits accrued and payable to GE Life & Annuity.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (e) GE Investment Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund,. 50% for the

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

Income Fund, maximum 1.00% for the International Equity Fund, .65% for the Mid-Cap Value Equity Fund, maximum .50% for the Money Market Fund, .65% for the Premier Growth Equity Fund, maximum .85% for the Real Estate Securities Fund, ..35% for the S&P 500(R) Index Fund, .80% for the Small-Cap Value Equity Fund, maximum .50% for the Total Return Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the International Equity Fund, Money Market Fund, the Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2003 and 2002 is reflected in the Statement of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of the mortality and expense risk charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of average net assets for Type III units are zero because the expenses are deducted monthly by a redemption of units.

   The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio divided by the average net assets.

   The total return below represents the total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or Marketing Material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return on the following pages.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                ------- ---------- ------ ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio
   2003...............................................  70,632   $17.52   $1,237     0.70%        0.00%    34.22%
   2002...............................................  88,027    13.05    1,149     0.70%        0.04%   (33.46)%
   2001...............................................  97,453    19.62    1,912     0.70%        0.22%   (12.44)%
 Alger American Small Capitalization Portfolio
   2003...............................................  88,815     9.20      817     0.70%        0.00%    41.35%
   2002...............................................  98,354     6.51      640     0.70%        0.00%   (26.74)%
   2001...............................................  96,584     8.88      858     0.70%        0.05%   (30.01)%
AllianceBernstein Variable Products Series Fund, Inc.:
 Growth and Income Portfolio -- Class B
   2003...............................................   4,918    12.36       61     0.70%        0.79%    23.62%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2003...............................................  26,786    17.53      470     0.70%        1.51%    26.80%
   2002...............................................  17,448    13.82      241     0.70%        1.22%   (20.77)%
   2001...............................................  20,425    17.45      356     0.70%        1.33%    (4.89)%
 Federated Capital Income Fund II
   2003...............................................  11,831    13.70      162     0.70%        6.52%    19.83%
   2002...............................................   9,949    11.43      114     0.70%        5.77%   (24.48)%
   2001...............................................  13,254    15.14      201     0.70%        3.23%   (14.33)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2003...............................................  17,323    17.64      306     0.70%        7.08%    21.36%
   2002...............................................  17,068    14.53      248     0.70%        9.78%     0.68%
   2001...............................................  15,482    14.44      224     0.70%        9.84%     0.67%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003............................................... 117,925    51.06    6,022     0.70%        1.78%    29.42%
   2002............................................... 126,781    39.46    5,003     0.70%        1.75%   (17.53)%
   2001............................................... 134,736    47.84    6,446     0.70%        1.68%    (5.62)%
 VIP Growth Portfolio -- Initial Class
   2003...............................................  94,294    53.72    5,066     0.70%        0.26%    31.92%
   2002...............................................  99,324    40.72    4,044     0.70%        0.26%   (30.60)%
   2001............................................... 108,530    58.68    6,369     0.70%        0.08%   (18.23)%
 VIP Overseas Portfolio -- Initial Class
   2003...............................................  61,054    27.02    1,650     0.70%        0.82%    42.37%
   2002...............................................  61,001    18.98    1,158     0.70%        0.81%   (20.84)%
   2001...............................................  65,937    23.97    1,581     0.70%        5.30%   (21.72)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003...............................................  83,772    30.96    2,594     0.70%        3.70%    17.15%
   2002............................................... 125,324    26.43    3,312     0.70%        3.96%    (9.37)%
   2001............................................... 131,477    29.16    3,834     0.70%        4.24%    (4.77)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income    Total
Type I:                                                   Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                  ------- ---------- ------ ------------- ---------- ------
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003................................................. 114,659   $30.67   $3,516     0.70%        0.45%    27.57%
   2002................................................. 112,644    24.04    2,708     0.70%        0.81%    (9.98)%
   2001................................................. 111,945    26.71    2,990     0.70%        0.80%   (12.86)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Initial Class
   2003.................................................  32,628    15.29      499     0.70%        1.19%    22.91%
   2002.................................................  28,213    12.44      351     0.70%        1.22%   (17.20)%
   2001.................................................  22,841    15.03      343     0.70%        1.23%    (9.39)%
 VIP III Growth Opportunities Portfolio -- Initial Class
   2003.................................................  11,634    11.07      129     0.70%        0.72%    28.96%
   2002.................................................  13,585     8.58      117     0.70%        1.09%   (22.39)%
   2001.................................................  12,762    11.06      141     0.70%        0.36%   (15.02)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003.................................................   2,380    14.00       33     0.70%        0.18%    40.01%
GE Investments Funds, Inc.:
 Global Income Fund
   2003.................................................   8,110    13.16      107     0.70%        3.49%    10.91%
   2002.................................................   9,845    11.86      117     0.70%        0.77%    15.82%
   2001.................................................   4,666    10.24       48     0.70%        0.00%    (2.37)%
 Income Fund
   2003.................................................  44,806    13.84      620     0.70%        3.39%     2.87%
   2002.................................................  42,923    13.45      577     0.70%        5.18%     9.12%
   2001.................................................  33,971    12.33      419     0.70%        5.09%     6.67%
 International Equity Fund
   2003.................................................  17,570    13.51      237     0.70%        1.09%    36.94%
   2002.................................................  14,584     9.87      144     0.70%        1.22%   (24.36)%
   2001.................................................   8,794    13.04      115     0.70%        1.06%   (21.42)%
 Mid-Cap Value Equity Fund
   2003.................................................  39,861    19.71      786     0.70%        1.58%    32.01%
   2002.................................................  26,207    14.93      391     0.70%        0.92%   (14.37)%
   2001.................................................  16,101    17.44      281     0.70%        0.91%    (0.38)%
 Money Market Fund
   2003................................................. 202,661    19.48    3,949     0.70%        0.80%     0.07%
   2002................................................. 178,387    19.47    3,473     0.70%        1.46%     0.76%
   2001................................................. 131,894    19.32    2,548     0.70%        3.86%     3.24%
 Premier Growth Equity Fund
   2003.................................................  33,685    10.06      339     0.70%        0.22%    28.01%
   2002.................................................  24,730     7.86      194     0.70%        0.05%   (21.57)%
   2001.................................................  16,957    10.02      170     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2003.................................................  26,702    29.56      789     0.70%        3.71%    36.42%
   2002.................................................  24,064    21.67      521     0.70%        4.91%    (2.04)%
   2001.................................................  19,511    22.12      432     0.70%        4.16%    11.05%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 S&P 500(R) Index Fund
   2003................................................  89,863   $48.49   $4,358     0.70%        1.38%    27.38%
   2002................................................  85,927    38.07    3,271     0.70%        1.32%   (22.91)%
   2001................................................  88,043    49.38    4,348     0.70%        1.09%   (12.88)%
 Small-Cap Value Equity Fund
   2003................................................   1,173    12.89       15     0.70%        0.08%    28.93%
 Total Return Fund
   2003................................................  32,449    43.21    1,402     0.70%        1.30%    19.47%
   2002................................................  31,607    36.17    1,143     0.70%        2.39%    (9.95)%
   2001................................................  29,464    40.16    1,183     0.70%        1.12%    (3.57)%
 U.S. Equity Fund
   2003................................................  13,281    11.20      149     0.70%        0.89%    22.41%
   2002................................................  10,610     9.15       97     0.70%        0.89%   (19.83)%
   2001................................................   6,600    11.41       75     0.70%        0.75%    (9.12)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003................................................   6,641     8.62       57     0.70%        1.31%    23.49%
   2002................................................   6,403     6.98       45     0.70%        2.06%   (11.96)%
   2001................................................     837     7.93        7     0.70%        0.49%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2003................................................  41,257    14.77      609     0.70%        0.92%    27.49%
   2002................................................  36,991    11.59      429     0.70%        0.99%    (5.36)%
   2001................................................  29,382    12.24      360     0.70%        1.29%    11.26%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003................................................  86,999    24.14    2,100     0.70%        2.15%    13.25%
   2002................................................  85,649    21.32    1,826     0.70%        2.47%    (7.10)%
   2001................................................  82,439    22.95    1,892     0.70%        1.42%    (5.34)%
 Capital Appreciation Portfolio -- Institutional Shares
   2003................................................  20,483    20.74      425     0.70%        0.47%    19.69%
   2002................................................  21,974    17.32      381     0.70%        0.57%   (16.26)%
   2001................................................  22,414    20.69      464     0.70%        0.44%   (22.22)%
 Flexible Income Portfolio -- Institutional Shares
   2003................................................  18,703    18.08      338     0.70%        4.85%     5.65%
   2002................................................  17,057    17.12      292     0.70%        4.94%     9.70%
   2001................................................   9,034    15.60      141     0.70%        3.23%     6.98%
 Global Life Sciences Portfolio -- Service Shares
   2003................................................   2,748     8.32       23     0.70%        0.00%    25.31%
   2002................................................   6,041     6.64       40     0.70%        0.00%   (30.04)%
   2001................................................   6,051     9.49       57     0.70%        0.00%   (17.34)%
 Global Technology Portfolio -- Service Shares
   2003................................................  15,204     3.63       55     0.70%        0.00%    45.45%
   2002................................................  11,168     2.50       28     0.70%        0.00%   (41.35)%
   2001................................................   9,570     4.26       41     0.70%        0.00%   (37.76)%
 Growth Portfolio -- Institutional Shares
   2003................................................ 117,163    21.14    2,476     0.70%        0.09%    30.81%
   2002................................................ 128,068    16.16    2,070     0.70%        0.00%   (27.02)%
   2001................................................ 136,463    22.14    3,021     0.70%        0.02%   (25.26)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                 ------- ---------- ------ ------------- ---------- ------
 International Growth Portfolio -- Institutional Shares
   2003................................................  43,369   $18.31   $  794     0.70%        1.25%    33.97%
   2002................................................  43,699    13.66      597     0.70%        0.86%   (26.11)%
   2001................................................  50,194    18.49      928     0.70%        0.40%   (23.78)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003................................................ 107,769    20.22    2,179     0.70%        0.00%    34.16%
   2002................................................ 110,040    15.07    1,658     0.70%        0.00%   (28.44)%
   2001................................................ 114,341    21.06    2,408     0.70%        0.00%   (39.88)%
 Worldwide Growth Portfolio -- Institutional Shares
   2003................................................ 150,208    23.47    3,525     0.70%        1.10%    23.12%
   2002................................................ 162,939    19.06    3,106     0.70%        0.89%   (26.02)%
   2001................................................ 186,134    25.76    4,795     0.70%        0.25%   (22.98)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................   1,277    12.80       16     0.70%        0.00%    28.00%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003................................................  57,336    44.54    2,554     0.70%        0.00%    24.71%
   2002................................................  62,159    35.72    2,220     0.70%        0.68%   (28.30)%
   2001................................................  75,849    49.81    3,778     0.70%        0.95%   (31.75)%
 Oppenheimer Bond Fund/VA
   2003................................................  20,122    30.12      606     0.70%        5.89%     6.03%
   2002................................................  23,819    28.41      677     0.70%        7.07%     8.32%
   2001................................................  21,130    26.23      554     0.70%        6.48%     7.03%
 Oppenheimer Capital Appreciation Fund/VA
   2003................................................  48,987    59.30    2,905     0.70%        0.39%    30.03%
   2002................................................  53,318    45.61    2,432     0.70%        0.62%   (27.37)%
   2001................................................  60,645    62.80    3,809     0.70%        0.62%   (13.19)%
 Oppenheimer High Income Fund/VA
   2003................................................  47,580    40.93    1,947     0.70%        7.05%    23.09%
   2002................................................  47,784    33.25    1,589     0.70%       10.58%    (3.08)%
   2001................................................  51,746    34.30    1,775     0.70%       10.12%     1.25%
 Oppenheimer Multiple Strategies Fund/VA
   2003................................................  22,613    41.13      930     0.70%        2.89%    24.08%
   2002................................................  24,204    33.15      802     0.70%        3.62%   (11.03)%
   2001................................................  25,511    37.25      950     0.70%        3.71%     1.50%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2003................................................  22,515     9.54      215     0.70%        0.00%    24.82%
   2002................................................  29,713     7.64      227     0.70%        0.00%   (30.92)%
   2001................................................  21,511    11.07      238     0.70%        0.00%   (40.89)%
 PBHG Large Cap Portfolio
   2003................................................  19,361    15.95      309     0.70%        0.00%    30.27%
   2002................................................  17,789    12.24      218     0.70%        0.00%   (29.81)%
   2001................................................  18,707    17.44      326     0.70%        0.00%   (28.79)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                     Net Assets     Expenses as a Investment
                                                                  ----------------- % of Average    Income    Total
Type I:                                                    Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                                   ------- ---------- ------ ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2003..................................................   2,997   $10.15   $   30     0.70%        2.85%     1.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund--Class I
   2003..................................................  21,575    14.74      318     0.70%        1.41%    31.41%
   2002..................................................  26,040    11.22      292     0.70%        1.09%   (23.59)%
   2001..................................................  21,398    14.68      314     0.70%        0.87%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2003..................................................  17,306    14.05      243     0.70%        5.98%    12.44%
   2002..................................................   9,971    12.49      125     0.70%        5.64%     8.08%
   2001..................................................   3,651    11.56       42     0.70%        6.13%     6.17%
 Salomon Brothers Variable Total Return Fund--Class I
   2003..................................................   7,201    12.01       87     0.70%        1.85%    15.10%
   2002..................................................   7,649    10.44       80     0.70%        1.74%    (7.52)%
   2001..................................................   2,210    11.29       25     0.70%        3.64%    (1.50)%

Type II
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003..................................................   4,019    12.97       52     0.70%        0.00%    29.73%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003..................................................  37,073     5.72      212     0.70%        0.00%    28.61%
   2002..................................................  27,851     4.45      124     0.70%        0.00%   (24.89)%
   2001..................................................  16,503     5.92       98     0.70%        0.00%   (23.82)%
 AIM V.I. Growth Fund -- Series I Shares
   2003..................................................  40,947     4.55      186     0.70%        0.00%    30.32%
   2002..................................................  35,571     3.49      124     0.70%        0.00%   (31.46)%
   2001..................................................  16,297     5.10       83     0.70%        0.37%   (34.35)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003..................................................  46,144     6.81      314     0.70%        0.34%    24.20%
   2002..................................................  41,113     5.48      225     0.70%        0.46%   (30.75)%
   2001..................................................  19,328     7.91      153     0.70%        0.23%   (13.18)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2003.................................................. 110,002    17.52    1,927     0.70%        0.00%    34.22%
   2002.................................................. 109,921    13.05    1,434     0.70%        0.04%   (33.46)%
   2001.................................................. 129,030    19.62    2,532     0.70%        0.22%   (12.44)%
 Alger American Small Capitalization Portfolio -- Class
   O Shares
   2003..................................................  88,375     9.20      813     0.70%        0.00%    41.35%
   2002..................................................  84,392     6.51      549     0.70%        0.00%   (26.74)%
   2001..................................................  69,049     8.88      613     0.70%        0.05%   (30.01)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003.................................................. 136,367    10.29    1,403     0.70%        0.79%    31.26%
   2002..................................................  87,054     7.84      683     0.70%        0.56%   (22.81)%
   2001..................................................  42,611    10.15      433     0.70%        0.43%    (0.55)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
 Premier Growth Portfolio -- Class B
   2003.................................................. 34,350   $ 5.93   $204     0.70%        0.00%    22.50%
   2002.................................................. 25,762     4.84    125     0.70%        0.00%   (31.33)%
   2001.................................................. 16,341     7.05    115     0.70%        0.00%   (17.98)%
 Quasar Portfolio -- Class B
   2003.................................................. 10,174     7.22     73     0.70%        0.00%    47.63%
   2002..................................................  7,741     4.89     38     0.70%        0.00%   (32.54)%
   2001..................................................  3,292     7.25     24     0.70%        0.00%   (13.47)%
 Technology Portfolio -- Class B
   2003..................................................    722    13.25     10     0.70%        0.00%    32.50%
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets Portfolio
   -- Initial Shares
   2002..................................................  3,965     8.76     35     0.70%        1.62%    (1.18)%
   2001..................................................    906     8.87      8     0.70%        1.41%     2.59%
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2003..................................................  9,897     5.92     59     0.70%        0.13%    25.12%
   2002..................................................  7,490     4.73     35     0.70%        0.31%   (29.44)%
   2001..................................................  3,973     6.70     27     0.70%        0.11%   (23.12)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2003..................................................    401    10.19      4     0.70%        1.27%     1.90%
 VT Worldwide Health Sciences Fund
   2003..................................................  3,673    11.97     44     0.70%        0.00%    19.67%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2003.................................................. 23,085    17.53    405     0.70%        1.51%    26.80%
   2002.................................................. 25,242    13.82    349     0.70%        1.22%   (20.77)%
   2001.................................................. 25,767    17.45    450     0.70%        1.33%    (4.89)%
 Federated Capital Income Fund II
   2003.................................................. 11,951    13.70    164     0.70%        6.52%    19.83%
   2002.................................................. 14,863    11.43    170     0.70%        5.77%   (24.48)%
   2001.................................................. 16,543    15.14    250     0.70%        3.23%   (14.33)%
 Federated High Income Bond Fund II -- Primary Shares
   2003.................................................. 23,064    17.64    407     0.70%        7.08%    21.36%
   2002.................................................. 23,982    14.53    348     0.70%        9.78%     0.68%
   2001.................................................. 16,943    14.44    245     0.70%        9.84%     0.67%
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................. 13,385    11.37    152     0.70%        4.65%    20.94%
   2002..................................................  8,558     9.40     80     0.70%        6.71%     0.52%
   2001..................................................  3,727     9.34     35     0.70%        0.00%     0.66%
 Federated Kaufmann Fund II -- Service Shares
   2003..................................................  8,431    13.38    113     0.70%        0.00%    33.81%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income    Total
Type II:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Initial Class
   2003.................................................  35,597   $51.06   $1,818     0.70%        1.78%    29.42%
   2002.................................................  25,961    39.46    1,024     0.70%        1.75%   (17.53)%
   2001.................................................  27,433    47.84    1,312     0.70%        1.68%    (5.62)%
 VIP Equity-Income Portfolio -- Service Class 2
   2003.................................................  77,554    10.37      804     0.70%        1.35%    29.12%
   2002.................................................  54,112     8.03      435     0.70%        1.09%   (17.73)%
   2001.................................................  25,792     9.76      252     0.70%        0.03%    (5.89)%
 VIP Growth Portfolio -- Initial Class
   2003.................................................  39,606    53.72    2,128     0.70%        0.26%    31.92%
   2002.................................................  32,419    40.72    1,320     0.70%        0.26%   (30.60)%
   2001.................................................  34,260    58.68    2,010     0.70%        0.08%   (18.23)%
 VIP Growth Portfolio -- Service Class 2
   2003................................................. 140,851     6.50      915     0.70%        0.10%    31.61%
   2002................................................. 112,010     4.94      553     0.70%        0.10%   (30.78)%
   2001.................................................  60,788     7.13      433     0.70%        0.00%   (18.44)%
 VIP Overseas Portfolio -- Initial Class
   2003.................................................  13,119    27.02      354     0.70%        0.82%    42.37%
   2002.................................................   9,210    18.98      175     0.70%        0.81%   (20.84)%
   2001.................................................   7,322    23.97      176     0.70%        5.30%   (21.72)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Asset Manager/SM/ Portfolio -- Initial Class
   2003.................................................  10,314    30.96      319     0.70%        3.70%    17.15%
   2002.................................................   8,611    26.43      228     0.70%        3.96%    (9.37)%
   2001.................................................   8,491    29.16      248     0.70%        4.24%    (4.77)%
 VIP II Contrafund(R) Portfolio -- Initial Class
   2003................................................. 107,026    30.67    3,282     0.70%        0.45%    27.57%
   2002................................................. 105,161    24.04    2,528     0.70%        0.81%    (9.98)%
   2001................................................. 109,907    26.71    2,936     0.70%        0.80%   (12.86)%
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003................................................. 107,149     9.26      992     0.70%        0.22%    27.30%
   2002.................................................  55,714     7.27      405     0.70%        0.51%   (10.24)%
   2001.................................................  23,700     8.10      192     0.70%        0.00%   (13.09)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2003.................................................     177    11.90        2     0.70%        0.00%    19.03%
 VIP III Growth & Income Portfolio -- Initial Class
   2003.................................................  77,244    15.29    1,181     0.70%        1.19%    22.91%
   2002.................................................  73,891    12.44      919     0.70%        1.22%   (17.20)%
   2001.................................................  66,877    15.03    1,005     0.70%        1.23%    (9.39)%
 VIP III Growth & Income Portfolio -- Service Class 2
   2003.................................................  31,503     8.69      274     0.70%        0.75%    22.58%
   2002.................................................  21,637     7.09      153     0.70%        1.18%   (17.43)%
   2001.................................................  13,655     8.59      117     0.70%        0.00%    (9.65)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income    Total
Type II:                                                  Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
 VIP III Growth Opportunities Portfolio -- Initial Class
   2003.................................................  26,615   $11.07   $  295     0.70%        0.72%    28.96%
   2002.................................................  22,930     8.58      197     0.70%        1.09%   (22.39)%
   2001.................................................  24,875    11.06      275     0.70%        0.36%   (15.02)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003.................................................  89,513    11.74    1,051     0.70%        0.18%    37.28%
   2002.................................................  46,405     8.55      397     0.70%        0.43%   (10.65)%
   2001.................................................  12,355     9.57      118     0.70%        0.00%    (4.19)%
GE Investments Funds, Inc.:
 Global Income Fund
   2003.................................................  12,787    13.16      168     0.70%        3.49%    10.91%
   2002.................................................  10,966    11.86      130     0.70%        0.77%    15.82%
   2001.................................................   8,893    10.24       91     0.70%        0.00%    (2.37)%
 Income Fund
   2003.................................................  77,398    13.84    1,071     0.70%        3.39%     2.87%
   2002................................................. 133,661    13.45    1,798     0.70%        5.18%     9.12%
   2001.................................................  28,562    12.33      352     0.70%        5.09%     6.67%
 International Equity Fund
   2003.................................................  34,577    13.51      467     0.70%        1.09%    36.94%
   2002.................................................  30,591     9.87      302     0.70%        1.22%   (24.36)%
   2001.................................................  23,877    13.04      311     0.70%        1.06%   (21.42)%
 Mid-Cap Value Equity Fund
   2003.................................................  87,431    19.71    1,723     0.70%        1.58%    32.01%
   2002.................................................  72,247    14.93    1,079     0.70%        0.92%   (14.37)%
   2001.................................................  64,428    17.44    1,124     0.70%        0.91%    (0.38)%
 Money Market Fund
   2003................................................. 383,069    19.48    7,464     0.70%        0.80%     0.07%
   2002................................................. 444,423    19.47    8,653     0.70%        1.46%     0.76%
   2001................................................. 375,930    19.32    7,263     0.70%        3.86%     3.24%
 Premier Growth Equity Fund
   2003................................................. 150,000    10.06    1,509     0.70%        0.22%    28.01%
   2002.................................................  97,973     7.86      770     0.70%        0.05%   (21.57)%
   2001.................................................  77,433    10.02      776     0.70%        0.12%    (9.78)%
 Real Estate Securities Fund
   2003.................................................  32,239    29.56      953     0.70%        3.71%    36.42%
   2002.................................................  31,288    21.67      678     0.70%        4.91%    (2.04)%
   2001.................................................  24,349    22.12      539     0.70%        4.16%    11.05%
 S&P 500(R) Index Fund
   2003................................................. 175,964    48.49    8,533     0.70%        1.38%    27.38%
   2002................................................. 168,621    38.07    6,419     0.70%        1.32%   (22.91)%
   2001................................................. 145,112    49.38    7,166     0.70%        1.09%   (12.88)%
 Small-Cap Value Equity Fund
   2003.................................................  46,706    12.64      590     0.70%        0.08%    23.25%
   2002.................................................  28,077    10.25      288     0.70%        0.35%   (14.46)%
   2001.................................................   8,753    11.99      105     0.70%        0.72%     9.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Total Return Fund
   2003................................................  21,189   $43.21   $  916     0.70%        1.30%    19.47%
   2002................................................  16,545    36.17      598     0.70%        2.39%    (9.95)%
   2001................................................  16,248    40.16      653     0.70%        1.12%    (3.57)%
 U.S. Equity Fund
   2003................................................  91,590    11.20    1,026     0.70%        0.89%    22.41%
   2002................................................  98,826     9.15      904     0.70%        0.89%   (19.83)%
   2001................................................ 105,740    11.41    1,206     0.70%        0.75%    (9.12)%
 Value Equity Fund
   2003................................................  21,350     9.10      194     0.70%        1.69%    23.18%
   2002................................................  17,703     7.39      131     0.70%        1.11%   (18.14)%
   2001................................................   8,331     9.03       75     0.70%        1.55%    (9.40)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2003................................................  16,805     8.62      145     0.70%        1.31%    23.49%
   2002................................................  20,760     6.98      145     0.70%        2.06%   (11.96)%
   2001................................................  13,984     7.93      111     0.70%        0.49%    (9.98)%
 Goldman Sachs Mid Cap Value Fund
   2003................................................  74,805    14.77    1,105     0.70%        0.92%    27.49%
   2002................................................  84,028    11.59      974     0.70%        0.99%    (5.36)%
   2001................................................  76,066    12.24      931     0.70%        1.29%    11.26%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth
   Fund -- Class II
   2003................................................     128    12.64        2     0.70%        0.00%    26.38%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2003................................................ 118,040    24.14    2,850     0.70%        2.15%    13.25%
   2002................................................ 150,095    21.32    3,200     0.70%        2.47%    (7.10)%
   2001................................................ 150,202    22.95    3,447     0.70%        1.42%    (5.34)%
 Balanced Portfolio -- Service Shares
   2003................................................ 148,936     9.62    1,433     0.70%        1.98%    12.93%
   2002................................................ 117,565     8.52    1,002     0.70%        2.28%    (7.33)%
   2001................................................  61,208     9.19      563     0.70%        1.84%    (5.57)%
 Capital Appreciation Portfolio -- Institutional Shares
   2003................................................  89,818    20.74    1,862     0.70%        0.47%    19.69%
   2002................................................ 118,598    17.32    2,054     0.70%        0.57%   (16.26)%
   2001................................................ 121,421    20.69    2,512     0.70%        0.44%   (22.22)%
 Capital Appreciation Portfolio --  Service Shares
   2003................................................  35,232     6.37      224     0.70%        0.26%    19.39%
   2002................................................  29,735     5.34      159     0.70%        0.32%   (16.52)%
   2001................................................  19,212     6.39      123     0.70%        0.47%   (22.38)%
 Flexible Income Portfolio -- Institutional Shares
   2003................................................  32,132    18.08      581     0.70%        4.85%     5.65%
   2002................................................  30,899    17.12      529     0.70%        4.94%     9.70%
   2001................................................  22,884    15.60      357     0.70%        3.23%     6.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2003................................................  25,559   $ 8.32   $  213     0.70%        0.00%    25.31%
   2002................................................  20,648     6.64      137     0.70%        0.00%   (30.04)%
   2001................................................  14,783     9.49      140     0.70%        0.00%   (17.34)%
 Global Technology Portfolio -- Service Shares
   2003................................................  62,665     3.63      228     0.70%        0.00%    45.45%
   2002................................................  41,442     2.50      104     0.70%        0.00%   (41.35)%
   2001................................................  24,502     4.26      104     0.70%        0.00%   (37.76)%
 Growth Portfolio -- Institutional Shares
   2003................................................ 134,660    21.14    2,846     0.70%        0.09%    30.81%
   2002................................................ 131,849    16.16    2,131     0.70%        0.00%   (27.02)%
   2001................................................ 136,402    22.14    3,020     0.70%        0.02%   (25.26)%
 Growth Portfolio -- Service Shares
   2003................................................  36,456     5.87      214     0.70%        0.00%    30.57%
   2002................................................  30,203     4.49      136     0.70%        0.00%   (27.23)%
   2001................................................  21,087     6.17      130     0.70%        0.00%   (25.43)%
 International Growth Portfolio -- Institutional Shares
   2003................................................  83,681    18.31    1,532     0.70%        1.25%    33.97%
   2002................................................  84,814    13.66    1,159     0.70%        0.86%   (26.11)%
   2001................................................  95,757    18.49    1,771     0.70%        0.40%   (23.78)%
 International Growth Portfolio -- Service Shares
   2003................................................  38,190     6.51      249     0.70%        1.01%    33.59%
   2002................................................  28,173     4.87      137     0.70%        0.72%   (26.28)%
   2001................................................  17,206     6.61      114     0.70%        0.21%   (23.97)%
 Mid Cap Growth Portfolio -- Service Shares
   2003................................................  72,473     3.93      284     0.70%        0.00%    33.82%
   2002................................................  59,086     2.93      173     0.70%        0.00%   (28.62)%
   2001................................................  28,395     4.11      117     0.70%        0.00%   (40.02)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2003................................................ 120,393    20.22    2,435     0.70%        0.00%    34.16%
   2002................................................ 115,952    15.07    1,747     0.70%        0.00%   (28.44)%
   2001................................................ 109,492    21.06    2,306     0.70%        0.00%   (39.88)%
 Worldwide Growth Portfolio -- Institutional Shares
   2003................................................ 105,867    23.47    2,484     0.70%        1.10%    23.12%
   2002................................................ 144,792    19.06    2,760     0.70%        0.89%   (26.02)%
   2001................................................ 144,970    25.76    3,734     0.70%        0.25%   (22.98)%
 Worldwide Growth Portfolio -- Service Shares
   2003................................................  54,662     6.05      331     0.70%        0.86%    22.82%
   2002................................................  48,691     4.93      240     0.70%        0.73%   (26.23)%
   2001................................................  22,940     6.68      153     0.70%        0.12%   (23.16)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003................................................  33,326     5.68      189     0.70%        0.00%    21.75%
   2002................................................  23,388     4.67      109     0.70%        0.00%   (28.22)%
   2001................................................  11,383     6.50       74     0.70%        0.01%   (25.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------ ---------- ------ ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2003............................................... 14,833   $ 7.67   $  114     0.70%        0.46%    20.98%
   2002............................................... 13,017     6.34       83     0.70%        0.40%   (21.71)%
   2001...............................................  8,997     8.09       73     0.70%        0.10%   (16.69)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003............................................... 75,499     7.61      574     0.70%        0.00%    32.50%
   2002............................................... 21,603     5.74      124     0.70%        0.00%   (32.28)%
   2001...............................................  7,898     8.48       67     0.70%        0.00%    (5.92)%
 MFS(R) Utilities Series -- Service Class Shares
   2003............................................... 49,227     7.52      370     0.70%        1.97%    34.62%
   2002............................................... 37,194     5.59      208     0.70%        2.24%   (23.44)%
   2001............................................... 25,912     7.30      189     0.70%        2.16%   (24.98)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2003...............................................  2,119    12.42       26     0.70%        0.00%    24.25%
 Nations Marsico International Opportunities Portfolio
   2003...............................................  2,081    13.46       28     0.70%        0.01%    34.58%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2003............................................... 21,210    44.54      945     0.70%        0.00%    24.71%
   2002............................................... 19,975    35.72      714     0.70%        0.68%   (28.30)%
   2001............................................... 19,988    49.81      996     0.70%        0.95%   (31.75)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003...............................................  2,599    12.06       31     0.70%        0.00%    20.63%
 Oppenheimer Bond Fund/VA
   2003............................................... 20,380    30.12      614     0.70%        5.89%     6.03%
   2002............................................... 24,687    28.41      701     0.70%        7.07%     8.32%
   2001............................................... 20,879    26.23      548     0.70%        6.48%     7.03%
 Oppenheimer Capital Appreciation Fund/VA
   2003............................................... 28,204    59.30    1,673     0.70%        0.39%    30.03%
   2002............................................... 28,174    45.61    1,285     0.70%        0.62%   (27.37)%
   2001............................................... 28,225    62.80    1,773     0.70%        0.62%   (13.19)%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003...............................................    333    12.37        4     0.70%        0.00%    23.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2003............................................... 56,356     9.18      518     0.70%        0.56%    41.86%
   2002............................................... 38,218     6.47      247     0.70%        0.43%   (22.91)%
   2001............................................... 21,714     8.40      182     0.70%        0.15%   (12.79)%
 Oppenheimer High Income Fund/VA
   2003............................................... 31,380    40.93    1,284     0.70%        7.05%    23.09%
   2002............................................... 32,150    33.25    1,069     0.70%       10.58%    (3.08)%
   2001............................................... 34,909    34.30    1,197     0.70%       10.12%     1.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003...............................................  67,943   $ 8.09   $  550     0.70%        0.78%    25.55%
   2002...............................................  49,197     6.44      317     0.70%        0.47%   (19.60)%
   2001...............................................  21,746     8.01      174     0.70%        0.04%   (10.91)%
 Oppenheimer Main Street Small Cap Fund/
   VA -- Service Shares
   2003...............................................     730    13.78        1     0.70%        0.00%    37.80%
 Oppenheimer Multiple Strategies Fund/VA
   2003...............................................  12,263    41.13      504     0.70%        2.89%    24.08%
   2002...............................................  12,634    33.15      419     0.70%        3.62%   (11.03)%
   2001...............................................  11,900    37.25      443     0.70%        3.71%   (10.91)%
PBHG Insurance Series Fund, Inc:
 PBHG Growth II Portfolio
   2003...............................................  49,925     9.54      476     0.70%        0.00%    24.82%
   2002...............................................  49,673     7.64      380     0.70%        0.00%   (30.92)%
   2001...............................................  45,469    11.07      503     0.70%        0.00%   (40.89)%
 PBHG Large Cap Growth Portfolio
   2003...............................................  35,568    15.95      567     0.70%        0.00%    30.27%
   2002...............................................  28,295    12.24      346     0.70%        0.00%   (29.81)%
   2001...............................................  27,510    17.44      480     0.70%        0.00%   (28.79)%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003...............................................   3,816    12.06       46     0.70%        2.67%     1.54%
   2002...............................................   2,535    11.88       30     0.70%        3.38%     7.43%
   2001...............................................     723    11.06        8     0.70%        3.35%     6.84%
 High Yield Portfolio -- Administrative Class Shares
   2003...............................................  29,080    11.92      347     0.70%        7.37%    21.99%
   2002...............................................  14,509     9.77      142     0.70%        7.40%    (1.88)%
   2001...............................................   4,802     9.96       48     0.70%        6.99%     1.63%
 Long-Term U.S. Government Portfolio --
    Administrative Class Shares
   2003...............................................  49,545    13.69      678     0.70%        3.03%     3.17%
   2002...............................................  36,158    13.27      480     0.70%        4.05%    16.76%
   2001...............................................   8,682    11.36       99     0.70%        4.12%     5.11%
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 112,041    12.61    1,412     0.70%        2.85%     4.30%
   2002...............................................  51,433    12.09      622     0.70%        3.73%     8.31%
   2001...............................................  10,197    11.16      114     0.70%        3.87%     7.61%
The Prudential Series Fund, Inc:
 Jennison 20/20 Focus Portfolio -- Class II
   2003...............................................       1    12.40        1     0.70%        0.00%    23.98%
 Jennison Portfolio -- Class II
   2003...............................................      53    12.19        1     0.70%        0.00%    21.90%
Rydex Variable Trust:
 OTC Fund
   2003...............................................  17,929     3.66       66     0.70%        0.00%    44.40%
   2002...............................................  14,577     2.53       37     0.70%        0.00%   (39.28)%
   2001...............................................   5,028     4.17       21     0.70%        0.00%   (35.63)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets     Ratio     Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003..................................................    164   $13.00   $  2     0.70%        0.00%    29.99%
 Salomon Brothers Variable Investors Fund -- Class I
   2003.................................................. 28,015    14.74    413     0.70%        1.41%    31.41%
   2002.................................................. 23,590    11.22    265     0.70%        1.09%   (23.59)%
   2001.................................................. 31,874    14.68    468     0.70%        0.87%    (4.82)%
 Salomon Brothers Variable Strategic Bond Fund -- Class I
   2003.................................................. 31,290    14.05    440     0.70%        5.98%    12.44%
   2002.................................................. 29,849    12.49    373     0.70%        5.64%     8.08%
   2001.................................................. 22,290    11.56    258     0.70%        6.13%     6.17%
 Salomon Brothers Variable Total Return Fund -- Class I
   2003..................................................  9,652    12.01    116     0.70%        1.85%    15.10%
   2002..................................................  6,005    10.44     63     0.70%        1.74%    (7.52)%
   2001..................................................  3,259    11.29     37     0.70%        3.64%    (1.50)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003.................................................. 10,338    10.50    109     0.70%        0.20%    29.85%
   2002..................................................     56     8.09      1     0.70%        0.00%   (19.11)%
 Emerging Growth Portfolio -- Class II Shares
   2003..................................................  3,061     9.21     28     0.70%        0.00%    26.15%
   2002..................................................     13     7.30      1     0.70%        0.00%   (26.96)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2003..................................................    108    13.03      1     0.00%        0.00%    30.34%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2003..................................................  1,130    10.32     12     0.00%        0.00%    29.52%
   2002..................................................    363     7.96      3     0.00%        0.00%   (20.36)%
 AIM V.I. Growth Fund -- Series I Shares
   2003..................................................    758     9.75      7     0.00%        0.00%    31.24%
   2002..................................................    450     7.43      3     0.00%        0.00%   (25.71)%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2003..................................................  2,383     9.50     23     0.00%        0.34%    25.08%
   2002..................................................    704     7.59      5     0.00%        0.46%   (24.08)%
AllianceBernstein Variable Products Series Fund, Inc:
 Growth and Income Portfolio -- Class B
   2003.................................................. 18,031    11.05    199     0.00%        0.79%    32.18%
   2002.................................................. 10,029     8.36     84     0.00%        0.56%   (16.38)%
 Premier Growth Portfolio -- Class B
   2003..................................................  1,413     9.52     13     0.00%        0.00%    23.37%
   2002..................................................    194     7.72      1     0.00%        0.00%   (22.81)%
 Quasar Portfolio -- Class B
   2003..................................................    323    10.91      4     0.00%        0.00%    48.67%
   2002..................................................    165     7.34      1     0.00%        0.00%   (26.62)%
 Technology Portfolio -- Class B
   2003..................................................     21    13.31      1     0.00%        0.00%    33.12%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                  Net Assets    Expenses as a Investment
                                                                --------------- % of Average    Income    Total
Type III:                                                Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                                ------ ---------- ---- ------------- ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios-Emerging Markets Fund --
   Initial Shares
   2002.................................................    325   $ 9.72   $  3     0.00%        1.62%    (2.84)%
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2003.................................................    532     9.42      5     0.00%        0.13%    26.00%
   2002.................................................    351     7.48      3     0.00%        0.31%   (25.24)%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2003.................................................  9,759    12.20    119     0.00%        4.65%    21.79%
   2002.................................................    163    10.02      2     0.00%        6.71%      .19%
 Federated International Small Company Fund II
   2002.................................................    246     8.43      2     0.00%        0.00%   (15.65)%
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio -- Service Class 2
   2003................................................. 11,384    11.32    129     0.00%        1.35%    30.03%
   2002.................................................  1,929     8.71     17     0.00%        1.09%   (12.91)%
 VIP Growth Portfolio -- Service Class 2
   2003................................................. 11,662     9.75    114     0.00%        0.10%    32.54%
   2002.................................................  6,754     7.35     50     0.00%        0.10%   (26.46)%
Fidelity Variable Insurance Products Fund II (VIP II):
 VIP II Contrafund(R) Portfolio -- Service Class 2
   2003................................................. 13,743    11.85    163     0.00%        0.22%    28.20%
   2002.................................................  3,128     9.24     29     0.00%        0.51%    (7.57)%
Fidelity Variable Insurance Products Fund III (VIP III):
 VIP III Growth & Income Portfolio -- Service Class 2
   2003.................................................  4,955    10.85     54     0.00%        0.75%    23.44%
   2002.................................................    282     8.79      2     0.00%        1.18%   (12.07)%
 VIP III Mid Cap Portfolio -- Service Class 2
   2003.................................................  5,791    12.65     73     0.00%        0.18%    38.25%
   2002.................................................  1,364     9.15     12     0.00%        0.43%    (8.47)%
GE Investments Funds, Inc:
 Income Fund
   2003.................................................  2,332    11.14     26     0.00%        3.39%     3.60%
   2002.................................................  1,504    10.75     16     0.00%        5.18%     7.52%
 Mid-Cap Value Equity Fund
   2003................................................. 10,448    11.71    122     0.00%        1.58%    32.94%
   2002.................................................  3,962     8.81     35     0.00%        0.92%   (11.91)%
 Money Market Fund
   2003................................................. 31,882    10.21    325     0.00%        0.80%     0.78%
   2002.................................................  3,924    10.13     40     0.00%        1.46%     1.30%
 Premier Growth Equity Fund
   2003.................................................  6,343    10.52     67     0.00%        0.22%    28.91%
   2002.................................................    982     8.16      8     0.00%        0.05%   (18.37)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                            Net Assets    Expenses as a Investment
                                                          --------------- % of Average    Income    Total
Type III:                                          Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                          ------ ---------- ---- ------------- ---------- ------
 Real Estate Securities Fund
   2003...........................................  3,854   $12.61   $ 49     0.00%        3.71%    26.14%
 S&P 500(R) Index Fund
   2003........................................... 14,324    10.48    150     0.00%        1.38%    28.27%
   2002...........................................  6,520     8.17     53     0.00%        1.32%   (18.28)%
 Small-Cap Value Equity Fund
   2003........................................... 19,851    10.94    217     0.00%        0.08%    24.11%
   2002...........................................  6,241     8.81     55     0.00%        0.35%   (11.87)%
 Total Return Fund
   2003...........................................    166    11.55      2     0.00%        1.30%    15.49%
 U.S. Equity Fund
   2003...........................................  6,852    10.37     71     0.00%        0.89%    23.28%
   2002...........................................  1,364     8.41     11     0.00%        0.89%   (15.89)%
 Value Equity Fund
   2003........................................... 11,293    10.57    119     0.00%        1.69%    24.05%
   2002...........................................  2,416     8.52     21     0.00%        1.11%   (14.82)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Emerging Growth Fund --
   Class II
   2003...........................................    156    12.70      2     0.00%        0.00%    26.97%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2003...........................................  6,387    10.83     69     0.00%        1.98%    13.72%
   2002...........................................  2,179     9.52     21     0.00%        2.28%    (4.75)%
 Capital Appreciation Portfolio -- Service Shares
   2003...........................................  9,123    10.73     98     0.00%        0.26%    20.23%
   2002...........................................  3,788     8.92     34     0.00%        0.32%   (10.77)%
 Global Life Sciences Portfolio -- Service Shares
   2003...........................................    378     9.50      4     0.00%        0.00%    26.19%
   2002...........................................    284     7.53      2     0.00%        0.00%   (24.69)%
 Global Technology Portfolio -- Service Shares
   2003...........................................    396     9.46      4     0.00%        0.00%    46.47%
   2002...........................................    332     6.46      2     0.00%        0.00%   (35.39)%
 Growth Portfolio -- Service Shares
   2003...........................................    541    10.29      6     0.00%        0.00%    31.49%
   2002...........................................    111     7.83      1     0.00%        0.00%   (21.73)%
 International Growth Portfolio -- Service Shares
   2003........................................... 12,887    10.93    141     0.00%        1.01%    34.53%
   2002...........................................  5,541     8.13     45     0.00%        0.72%   (18.75)%
 Mid Cap Growth Portfolio -- Service Shares
   2003...........................................  5,498    11.00     60     0.00%        0.00%    34.76%
   2002...........................................  2,722     8.17     22     0.00%        0.00%   (18.35)%
 Worldwide Growth Portfolio -- Service Shares
   2003...........................................  5,318    10.00     53     0.00%        0.86%    23.68%
   2002...........................................  3,116     8.08     25     0.00%        0.73%   (19.15)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income    Total
Type III:                                                Units Unit Value 000s  Net Assets     Ratio     Return
---------                                                ----- ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2003.................................................   651   $ 9.55   $ 6      0.00%        0.00%    22.60%
   2002.................................................   423     7.79     3      0.00%        0.00%   (22.07)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2003.................................................   333    10.12     3      0.00%        0.46%    21.84%
   2002.................................................    83     8.31     1      0.00%        0.40%   (16.92)%
 MFS(R) New Discovery Series -- Service Class Shares
   2003................................................. 8,803     9.75    86      0.00%        0.00%    33.43%
   2002................................................. 3,471     7.31    25      0.00%        0.00%   (26.90)%
 MFS(R) Utilities Series -- Service Class Shares
   2003................................................. 1,575    11.84    19      0.00%        1.97%    35.57%
   2002.................................................   299     8.73     3      0.00%        2.24%   (12.68)%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2003................................................. 6,048    13.52    82      0.00%        0.01%    35.21%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2003.................................................   330    12.12     4      0.00%        0.00%    21.19%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2003.................................................     8    12.43     1      0.00%        0.00%    24.30%
 Oppenheimer Global Securities Fund/VA -- Service Shares
   2003................................................. 4,788    11.63    56      0.00%        0.56%    42.86%
   2002................................................. 1,860     8.14    15      0.00%        0.43%   (18.58)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2003................................................. 4,945    10.65    53      0.00%        0.78%    26.44%
   2002................................................. 3,101     8.42    26      0.00%        0.47%   (15.79)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2003.................................................   135    13.84     2      0.00%        0.00%    38.43%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio -- Administrative Class Shares
   2003.................................................   747    10.93     8      0.00%        2.67%     2.26%
   2002.................................................   242    10.69     3      0.00%        3.38%     6.93%
 High Yield Portfolio -- Administrative Class Shares
   2003................................................. 3,560    12.11    43      0.00%        7.37%    22.85%
   2002................................................. 4,601     9.86    45      0.00%        7.40%    (1.43)%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2003................................................. 2,256    11.85    27      0.00%        3.03%     3.90%
   2002.................................................   878    11.40    10      0.00%        4.05%    14.05%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2003

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets     Ratio     Return
---------                                              ------ ---------- ---- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2003............................................... 14,940   $11.26   $168     0.00%        2.85%     5.04%
   2002............................................... 18,200    10.72    195     0.00%        3.73%     7.23%
Rydex Variable Trust:
 OTC Fund
   2003...............................................    543     9.61      5     0.00%        0.00%    45.41%
   2002...............................................     36     6.61      1     0.00%        0.00%   (33.89)%
Salomon Brothers Variable Series Fund Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2003...............................................    103    13.06      1     0.00%        0.00%    30.60%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2003...............................................  3,335    10.63     35     0.00%        0.20%    30.77%
   2002...............................................    437     8.13      4     0.00%        0.00%   (18.73)%
 Emerging Growth Portfolio -- Class II Shares
   2003...............................................  2,671     9.32     25     0.00%        0.00%    27.03%
   2002...............................................     20     7.34      1     0.00%        0.00%   (26.62)%

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholders' interest and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As discussed in Notes 1 and 4 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002. As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities in 2001.

                                          /s/ KPMG LLP

Richmond, Virginia
February 6, 2004

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
            (Dollar amounts in millions, except per share amounts)


                                                    December 31,
                                                -------------------
                                                  2003       2002
                                                --------- ---------
Assets
   Investments:
       Fixed maturities
         available-for-sale, at fair
         value................................. $ 9,640.7 $10,049.0
       Equity securities
         available-for-sale, at fair
         value
          Common stock.........................      24.7      41.3
          Preferred stock,
            non-redeemable.....................       1.3       3.6
       Mortgage loans, net of valuation
         allowance of $10.4 and $8.9 at
         December 31, 2003 and December
         31, 2002, respectively................   1,262.3   1,034.7
       Policy loans............................     138.5     123.9
       Short-term investments..................      99.6     278.0
       Other invested assets...................     162.1      60.5
                                                --------- ---------
          Total investments....................  11,329.2  11,591.0
   Cash and cash equivalents...................      12.4        --
   Accrued investment income...................     127.8     160.4
   Deferred acquisition costs..................     897.0     827.2
   Goodwill....................................     117.3     107.4
   Intangible assets...........................     144.6     207.7
   Reinsurance recoverable.....................     160.7     174.4
   Other assets................................      38.7      30.1
   Separate account assets.....................   8,034.9   7,182.8
                                                --------- ---------
          Total assets......................... $20,862.6 $20,281.0
                                                ========= =========
Liabilities and Shareholders' Interest
   Liabilities:
       Future annuity and contract
         benefits.............................. $10,241.2 $10,771.5
       Liability for policy and
         contract claims.......................      42.6     240.4
       Other policyholder liabilities..........     147.8     208.1
       Other liabilities.......................     399.4      69.1
       Deferred income tax liability...........     174.7     104.9
       Separate account liabilities............   8,034.9   7,182.8
                                                --------- ---------
          Total liabilities....................  19,040.6  18,576.8
                                                --------- ---------
   Shareholders' interest:
       Net unrealized investment gains
         (losses)..............................      87.7     (12.0)
       Derivatives qualifying as hedges........       0.4       2.3
                                                --------- ---------
       Accumulated non-owner changes in
         shareholders' interest................      88.1      (9.7)
       Preferred stock, Series A
         ($1,000 par value, $1,000
         redemption and liquidation
         value, 200,000 shares
         authorized, 120,000 shares
         issued and outstanding)...............     120.0     120.0
       Common stock ($1,000 par value,
         50,000 shares authorized,
         25,651 shares issued and
         outstanding)..........................      25.6      25.6
       Additional paid-in capital..............   1,060.6   1,050.7
       Retained earnings.......................     527.7     517.6
                                                --------- ---------
          Total shareholders' interest.........   1,822.0   1,704.2
                                                --------- ---------
          Total liabilities and
            shareholders' interest............. $20,862.6 $20,281.0
                                                ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                                          Years Ended December 31,
                                         -------------------------
                                          2003     2002     2001
                                         ------  -------- --------
Revenues:
   Net investment income................ $538.0  $  600.2 $  698.9
   Net realized investment gains........    3.9      55.3     29.1
   Premiums.............................  104.0     105.3    108.4
   Cost of insurance....................  153.1     125.8    126.1
   Variable product fees................  106.3     113.9    131.1
   Other income.........................   35.5      44.9     40.8
                                         ------  -------- --------
       Total revenues...................  940.8   1,045.4  1,134.4
                                         ------  -------- --------
Benefits and expenses:
   Interest credited....................  410.6     462.1    533.8
   Benefits and other changes in policy
     reserves...........................  245.7     178.2    182.3
   Underwriting, acquisition, and
     insurance expenses, net of
     deferrals..........................  149.0      99.3     87.3
   Amortization of deferred acquisition
     costs and intangibles..............  118.9     147.1    131.3
                                         ------  -------- --------
       Total benefits and expenses......  924.2     886.7    934.7
                                         ------  -------- --------
Income before income taxes and
  cumulative effect of change in
  accounting principle..................   16.6     158.7    199.7
Provision for income taxes..............   (3.1)     42.9     70.1
                                         ------  -------- --------
Income before cumulative effect of
  change in accounting principle........   19.7     115.8    129.6
Cumulative effect of change in
  accounting principle, net of tax......     --        --     (5.7)
                                         ------  -------- --------
Net income.............................. $ 19.7  $  115.8 $  123.9
                                         ======  ======== ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Shareholders' Interest
              (Dollar amounts in millions, except share amounts)

                                                                                      Accumulated
                                             Preferred Stock Common Stock  Additional  Non-owner               Total
                                             --------------  -------------  Paid-In   Changes In  Retained Shareholders'
                                              Share   Amount Share  Amount  Capital     Equity    Earnings   Interest
                                             -------  ------ ------ ------ ---------- ----------- -------- -------------
Balances at January 1, 2001................. 120,000  $120.0 25,651 $25.6   $1,050.7    $(18.7)    $297.1    $1,474.7
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --      123.9       123.9
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --       1.3         --         1.3
   Cumulative effect on adoption of
     SFAS 133 (b)...........................      --      --     --    --         --      (7.8)        --        (7.8)
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      (0.3)        --        (0.3)
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    117.1
                                                                                                             --------
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2001............... 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)    $411.4    $1,582.2
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --      115.8       115.8
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --       5.4         --         5.4
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      10.4         --        10.4
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    131.6
                                                                                                             --------
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2002............... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)    $517.6    $1,704.2
Changes other than transactions with
  shareholders:
   Net income...............................      --      --     --    --         --        --       19.7        19.7
   Net unrealized gains on investment
     securities (a).........................      --      --     --    --         --      99.7         --        99.7
   Derivatives qualifying as hedges (c).....      --      --     --    --         --      (1.9)        --        (1.9)
                                                                                                             --------
       Total changes other than
         transactions with shareholders.....                                                                    117.5
Contributed capital.........................      --      --     --    --        9.9        --         --         9.9
Cash dividends declared and paid............      --      --     --    --         --        --       (9.6)       (9.6)
                                             -------  ------ ------ -----   --------    ------     ------    --------
Balances at December 31, 2003............... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1     $527.7    $1,822.0
                                             =======  ====== ====== =====   ========    ======     ======    ========

--------
(a)Presented net of deferred taxes of $(55.9), (1.8), and $0 in 2003, 2002, and 2001, respectively.
(b)Presented net of deferred taxes of $4.4.
(c)Presented net of deferred taxes of $1.0, $(5.9), and $0.2 in 2003, 2002, and 2001, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                                    Years Ended December 31,
                                                -------------------------------
                                                   2003       2002       2001
                                                ---------  ---------  ---------
Cash flows from operating activities:
  Net income................................... $    19.7  $   115.8  $   123.9
                                                ---------  ---------  ---------
  Adjustments to reconcile net income
   to net cash provided by operating
   activities:
   Cumulative effect of change in
     accounting principle, net of tax..........        --         --        5.7
   Change in future policy benefits............     407.5      413.2      435.5
   Net realized investments gains..............      (3.9)     (55.3)     (29.1)
   Amortization of investment premiums
     and discounts.............................      46.5       29.9        6.8
   Acquisition costs deferred..................    (167.7)    (116.3)    (204.1)
   Amortization of deferred acquisition
     costs and intangibles.....................     118.9      147.1      131.3
   Deferred income taxes.......................      18.3       21.8       51.1
   Change in certain assets:
       Decrease (increase) in:
       Accrued investment income...............      32.6       48.0        7.5
       Other, net..............................     (39.8)       6.6      (47.5)
   Change in certain liabilities:
       Increase (decrease) in:
       Policy and contract claims..............    (183.9)      27.9       39.7
       Other policyholder liabilities..........     (59.6)     117.0      (71.5)
       Other liabilities.......................     339.0     (380.4)     107.5
                                                ---------  ---------  ---------
          Total adjustments....................     507.9      259.5      432.9
                                                ---------  ---------  ---------
   Net cash provided by operating
     activities................................     527.6      375.3      556.8
                                                ---------  ---------  ---------
Cash flows from investing activities:
   Short term investment activity, net.........     178.4     (237.5)     (22.9)
   Proceeds from sales and maturities
     of investment securities and other
     invested assets...........................   4,328.8    6,087.4    3,904.1
   Principal collected on mortgage and
     policy loans..............................     268.6      151.2      332.6
   Purchases of investment securities
     and other invested assets.................  (3,819.5)  (5,464.1)  (5,182.8)
   Mortgage loan originations and
     increase in policy loans..................    (512.3)    (252.8)    (167.9)
                                                ---------  ---------  ---------
          Net cash provided by (used
            in) investing activities...........     444.0      284.2   (1,136.9)
                                                ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment
     contracts.................................   3,107.0    3,495.1    3,642.8
   Redemption and benefit payments on
     investment contracts......................  (4,044.8)  (4,112.6)  (3,089.4)
   Proceeds from short-term borrowings.........     346.5      388.4      301.1
   Payments on short-term borrowings...........    (358.3)    (420.8)    (336.2)
   Cash dividends to shareholders..............      (9.6)      (9.6)      (9.6)
                                                ---------  ---------  ---------
          Net cash provided by (used
            in) financing activities...........    (959.2)    (659.5)     508.7
                                                ---------  ---------  ---------
          Net decrease in cash and cash
            equivalents........................      12.4         --      (71.4)
Cash and cash equivalents at beginning
  of year......................................        --         --       71.4
                                                ---------  ---------  ---------
Cash and cash equivalents at end of year....... $    12.4  $      --  $      --
                                                =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   All of GELAAC's outstanding common stock was owned directly and indirectly by GE Financial Assurance Holdings, Inc. ("GE Financial Assurance"). GE Financial Assurance acquired approximately three percent of our outstanding common stock, pursuant to a Stock Purchase Agreement, dated November 18, 2003 by and between Phoenix Life Insurance Company and GE Financial Assurance. General Electric Capital Assurance Company ("GE Capital Assurance") and Federal Home Life Insurance Company ("Federal"), both indirect subsidiaries of GE Financial Assurance, own approximately eighty-five percent and twelve percent of our outstanding common stock, respectively. GE Financial Assurance is a wholly owned, direct subsidiary of GEI, Inc., which in turn is a wholly owned direct subsidiary of General Electric Capital Corporation, which in turn is a wholly owned subsidiary of General Electric Capital Services, Inc., which in turn is a wholly owned direct subsidiary of General Electric Company ("GE"). At December 31, 2003, all of our outstanding non-voting preferred stock was owned by Brookfield Life Assurance Company Limited ("BLAC") as a result of a contribution on November 7, 2003 of our preferred shares by GE Financial Assurance. BLAC is a wholly owned direct subsidiary of GE Financial Assurance.

   On November 18, 2003, GE issued a press release announcing its intention to pursue an initial public offering ("IPO") of a new company named Genworth Financial, Inc. ("Genworth") that will comprise most of its life and mortgage insurance operations, including GELAAC. GE filed a registration statement with the U.S. Securities and Exchange Commission in January 2004 and expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investment products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income during their retirement, and seek to protect against outliving their assets during retirement. Our principal product lines under the Retirement Income and Investments segment are deferred annuities (fixed or variable), variable life insurance, and GICs and funding agreement products.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured, and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are life insurance (universal and interest sensitive whole life) and accident and health insurance products.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms, and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

specialized brokers), and dedicated sales specialists (long term care sales agents and affiliated networks of both accountants and personal financial advisors). Approximately 21%, 26%, and 30% of our sales of life and annuity products in 2003, 2002, and 2001, respectively, have been through two national stock brokerage firms. Loss of all or a substantial portion of the business provided by these stock brokerage firms could have a material adverse effect on our business and operations. We do not believe, however, that the loss of such business would have a long-term adverse effect because of our competitive position in the marketplace, the availability of business from other distributors, and our mix of other products.

  (d) Revenues

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent annuities, when the contracts are issued. Premiums received on institutional stable value products, annuity contracts without significant mortality risk, and universal life products are not reported as revenues but as deposits and included in liabilities for future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

  (e) Cash and Cash Equivalents

   Certificates, money market funds, and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short term investments.

  (f) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in shareholders' interest and, accordingly, have no effect on net income.

   Impairment of investment securities results in a charge to earnings when a market decline in the value of an investment to below cost is other than temporary. We regularly review each investment security for impairment based on criteria that include the extent to which the cost of the investment exceeds its market value, the length of the time that the market value of the investment has been reduced, our ability to hold until recovery and the financial health of and specific prospects for the issuer of the security. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks.

  (g) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

is not reflected in our assets in the Consolidated Balance Sheets, as we have no right to sell or repledge the collateral. The fair value of collateral held and included in other invested assets was $102.7 million at December 31, 2003. We had no non-cash collateral at December 31, 2003.

  (h) Net Investment Income

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Net interest income and/or expense from interest rate derivatives are included in investment income.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any. Write-downs and the change in reserves are included in net realized investment gains and losses in the Consolidated Statements of Income.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs and expenses, which vary with and are primarily related to the acquisition of insurance and investment contracts.

   Acquisition costs include commissions in excess of ultimate renewal commissions, certain support costs such as underwriting and contract and policy issue costs, and the bonus feature of certain variable annuity products. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

   Deferred acquisition costs are reviewed quarterly to determine if they are recoverable from future income, including investment income and, if not considered recoverable, are charged to expense.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called Present Value of Future Profits ("PVFP"), represents the actuarially estimated present value of projected future cash flows from the acquired policies.

   PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

   PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in our net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

   Goodwill -- As of January 1, 2002, we adopted Statement of Financial Accounting Standard No. 142, Goodwill and Other Intangible Assets (SFAS 142). Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value approach, at the "reporting unit" level. A reporting unit is the operating segment, or business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a report unit's goodwill exceeds its fair value. We used discounted cash flows to establish fair values. When available and as appropriate, we used comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the gain or loss on disposal using the relative fair value methodology.

   Before January 1, 2002, we amortized goodwill over our estimated period of benefit on a straight-line basis; we amortized other intangible assets on appropriate bases over their estimated lives. No amortization period exceeded 40 years. When an intangible asset's carrying value exceeded associated expected operating cash flows, we considered it to be impaired and wrote it down to fair value, which we determined based on either discounted future cash flows or appraised values.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

   We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment based on undiscounted cash flows and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested for impairment, at least annually, and written down to fair value as required.

  (m) Income Taxes

   We file a consolidated life insurance federal income tax return with our parent, GECA and its life insurance affiliates. The method of income tax allocation is subject to written agreement authorized by the Board of Directors. Allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce current consolidated tax liability. Intercompany tax balances are settled quarterly, with a final settlement after filing of the federal income tax return.

   Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition, and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

  (o) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense, and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

  (q) Separate Accounts

   The separate account assets and liabilities represent funds held, and the related liabilities for, the exclusive benefit of the variable annuity contractholders and variable life policyholders. We receive mortality risk and expense fees and administration charges from the underlying mutual fund portfolios available in the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the policyholders' equity in those assets.

  (r) Accounting Changes

   Under SFAS 142, goodwill is no longer amortized but is tested for impairment using a fair value methodology. We stopped amortizing goodwill effective January 1, 2002. Under SFAS 142, we were required to test all existing goodwill for impairment as of January 1, 2002, on a "reporting unit" basis. No goodwill impairment charge was taken as a result of our goodwill testing for impairment in accordance with SFAS 142.

   At January 1, 2001, we adopted SFAS 133, Accounting for Derivative Instruments and Hedging Activities, as amended. Under SFAS 133 all derivative instruments (including certain derivative instruments embedded in other contracts) are recognized in the balance sheet at their fair values and changes in fair value are recognized immediately in earnings, unless the derivatives qualify as hedges of future cash flows the effective portion of changes in fair value is recorded temporarily in equity, then recognized in earnings along with the related effects of the hedged items. Any ineffective portion of hedges is reported in earnings as it occurs. Further information about derivative instruments is provided in Note 10.

   At January 1, 2001, the cumulative effect of adopting this accounting change, was as follows:

                                                            Shareholders'
                                                   Earnings   Interest
                                                   -------- -------------
       Adjustment to fair value of derivatives (a)  $(8.7)     $(12.2)
       Income tax effects.........................    3.0         4.4
                                                    -----      ------
       Totals.....................................  $(5.7)     $ (7.8)
                                                    =====      ======

--------
(a)For earnings effect, amount shown is net of hedged items.

   The cumulative effect on shareholders' interest was primarily attributable to marking to market swap contracts used to hedge variable-rate borrowings. Decreases in the fair values of these instruments were attributable to declines in interest rates since inception of the hedging arrangement. As a matter of policy, we ensure that funding, including the effect of derivatives, of our investment and other financial asset positions are substantially matched in character (e.g., fixed vs. floating) and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)

duration. As a result, declines in the fair values of these effective derivatives are offset by unrecognized gains on the related financing assets and hedged items, and future net earnings will not be subject to volatility arising from interest rate changes.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

  (s) Accounting Pronouncements Not Yet Adopted

   In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we will adopt on January 1, 2004. This statement provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities. We do not expect the adoption of SOP 03-1 to have a material impact on our results of operation or financial condition.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2003, 2002, and 2001 the sources of our investment income were as follows:

                                         2003    2002    2001
                                        ------  ------  ------
                Fixed maturities....... $467.2  $528.8  $615.2
                Equity securities......    (.1)     .8     2.9
                Mortgage loans.........   81.8    73.2    80.9
                Policy loans...........   10.8     6.3     7.1
                Other investments......  (10.4)     .6      .6
                                        ------  ------  ------
                Gross investment income  549.3   609.7   706.7
                Investment expenses....  (11.3)   (9.5)   (7.8)
                                        ------  ------  ------
                Net investment income.. $538.0  $600.2  $698.9
                                        ======  ======  ======

   For the years ended December 31, 2003, 2002, and 2001, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                2003     2002    2001
                                               ------  -------  ------
         Gross realized investments:
            Gains.............................   80.2    181.1   100.5
            Losses, including impairments (a).  (76.3)  (125.8)  (71.4)
                                               ------  -------  ------
         Net realized investments gains....... $  3.9  $  55.3  $ 29.1
                                               ======  =======  ======

--------
(a)Impairments were $(26.2), $(77.4), and $(24.1) in 2003, 2002, and 2001 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, 2003, 2002, and 2001 are summarized as follows:

                                                                                     2003    2002    2001
                                                                                    ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................ $204.6  $ 18.6  $(41.2)
   Equity securities...............................................................    3.0    (9.7)  (11.8)
                                                                                    ------  ------  ------
       Subtotal....................................................................  207.6     8.9   (53.0)
                                                                                    ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs.  (72.6)  (29.5)   25.2
Deferred income taxes..............................................................  (47.3)    8.6    10.4
                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................................................................ $ 87.7  $(12.0) $(17.4)
                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                 2003    2002    2001
                                                                                ------  ------  ------
Net unrealized losses on investment securities -- beginning of year............ $(12.0) $(17.4) $(18.7)
Unrealized gains on investment securities, net --..............................  102.2    41.3    20.2
Reclassification adjustments -- net of deferred taxes of $1.4, $19.4, and $10.2   (2.5)  (35.9)  (18.9)
                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities -- end of year.......... $ 87.7  $(12.0) $(17.4)
                                                                                ======  ======  ======

   At December 31, 2003, and 2002, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                     Gross      Gross
                                         Amortized Unrealized Unrealized
                                           Cost      Gains      Losses   Fair Value
                                         --------- ---------- ---------- ----------
2003
----
Fixed maturities:
   U.S. government and agency........... $   17.5    $  0.6     $ (0.1)   $   18.0
   State and municipal..................      0.9        --         --         0.9
   Non-U.S. government..................     67.8       4.9       (0.1)       72.6
   U.S. corporate.......................  5,437.3     194.9      (48.9)    5,583.3
   Non-U.S. corporate...................    874.5      27.2       (8.2)      893.5
   Mortgage-backed......................  1,819.1      33.6       (9.5)    1,843.2
   Asset-backed.........................  1,219.0      14.5       (4.3)    1,229.2
                                         --------    ------     ------    --------
       Total fixed maturities...........  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable
  preferred stocks......................     23.0       3.0         --        26.0
                                         --------    ------     ------    --------
Total available-for-sale securities..... $9,459.1    $278.7     $(71.1)   $9,666.7
                                         ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)



                                                     Gross      Gross
                                         Amortized Unrealized Unrealized
2002                                       Cost      Gains      Losses   Fair Value
----                                     --------- ---------- ---------- ----------
Fixed maturities:
   U.S. government and agency........... $    29.4   $  0.6    $  (0.2)  $    29.8
   State and municipal..................       1.0       --         --         1.0
   Non-U.S. government..................      45.9      1.8       (0.1)       47.6
   U.S. corporate.......................   6,063.8    161.5     (207.3)    6,018.0
   Non-U.S. corporate...................     668.7     14.4      (15.9)      667.2
   Mortgage-backed......................   1,973.5     58.1       (3.9)    2,027.7
   Asset-backed.........................   1,248.1     18.0       (8.4)    1,257.7
                                         ---------   ------    -------   ---------
       Total fixed maturities...........  10,030.4    254.4     (235.8)   10,049.0
Common stocks and non-redeemable
  preferred stocks......................      54.6      5.2      (14.9)       44.9
                                         ---------   ------    -------   ---------
Total available-for-sale securities..... $10,085.0   $259.6    $(250.7)  $10,093.9
                                         =========   ======    =======   =========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position, and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance and risk teams as well as the portfolio management and research capabilities of GEAM. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2003, securities "at risk" of impairment had aggregate unrealized losses of $10 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book within a reasonable period. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2003, 2002 and 2001, we recognized impairment losses of $26.2 million, $77.4 million and $24.1 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2003

                                               Less than 12 Months            12 Months of More
                                          ------------------------------ ----------------------------
                                           Fair    Unrealized    # of    Fair   Unrealized    # of
Description of Securities                  Value     Losses   Securities Value    Losses   Securities
-------------------------                 -------- ---------- ---------- ------ ---------- ----------
Fixed maturities:
   U.S. government and agencies.......... $    7.1   $  (.1)       2     $   --   $   --       --
   State and municipal...................       .9       --        2         --       --       --
   Government - non U.S..................     14.1      (.1)       4         --       --       --
   U.S. corporate........................  1,009.2    (30.2)     129      249.5    (18.7)      37
   Corporate - non U.S...................    172.4     (4.9)      41       42.8     (3.3)       4
   Asset Backed..........................    220.2     (3.9)      22       75.0      (.4)       6
   Mortgage Backed.......................    550.9     (9.4)      79        3.8      (.1)       6
                                          --------   ------      ---     ------   ------       --
Subtotal, fixed maturities...............  1,974.8    (48.6)     279      371.1    (22.5)      53
Equity securities........................       --       --       --         --       --       --
                                          --------   ------      ---     ------   ------       --
   Total temporarily impaired securities. $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                          ========   ======      ===     ======   ======       ==
Investment Grade.........................  1,862.7    (42.4)     257      273.0     (9.9)      29
Below Investment Grade...................    112.1     (6.2)      22       98.1    (12.6)      24
                                          --------   ------      ---     ------   ------       --
   Total................................. $1,974.8   $(48.6)     279     $371.1   $(22.5)      53
                                          ========   ======      ===     ======   ======       ==

   The investment securities at December 31, 2003 in an unrealized loss position for less than twelve months, account for $48.6 million or 68% of the total unrealized losses. Of the securities in this category, there was one security with an unrealized loss in excess of $5 million. This security had aggregate unrealized losses totaling $6.8 million. The amount of the unrealized loss on this security is driven largely by the relative size of the holding, the par value of which is $40 million. This security matures in 2029 and is rated investment grade.

   The investment securities in an unrealized loss position for twelve months or more account for $22.5 million or 32% of the total unrealized losses. There is one issuer that accounts for $3.3 million or 15% of the unrealized losses in this category. This issuer, a national retail chain, is current on all terms, shows improving trends with regard to liquidity and security price, and is not considered at risk of impairment.

   Aside from this issuer, no other single issuer has an aggregate unrealized loss greater than $3 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2003 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized  Fair
                                                 Cost     Value
                                               --------- --------
              Due in one year less............ $  385.2  $  388.2
              Due one year through five years.  2,483.9   2,547.2
              Due five years through ten years  2,247.0   2,326.0
              Due after ten years.............  1,281.9   1,306.9
                                               --------  --------
                 Subtotals....................  6,398.0   6,568.3
              Mortgage-backed securities......  1,819.1   1,843.2
              Asset-backed securities.........  1,219.0   1,229.2
                                               --------  --------
                 Totals....................... $9,436.1  $9,640.7
                                               ========  ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   As of December 31, 2003, $1,078.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.7 million as of December 31, 2003 and 2002.

   As of December 31, 2003, approximately 24.9%, 11.7%, and 8.4% of our fixed maturity portfolio was comprised of securities issued by the financial and insurance, utility and energy, and consumer non-cyclicals industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of our fixed maturity portfolio. This portfolio is widely diversified among various geographic regions in the United States and is not dependent on the economic stability of one particular region.

   As of December 31, 2003, we did not hold any fixed maturity securities which individually exceeded 10% of shareholders' interest.

   The credit quality of the fixed maturity portfolio at December 31, 2003 and 2002 follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                        2003               2002
                                 -----------------  -----------------
                                 Fair value Percent Fair value Percent
                                 ---------- ------- ---------- -------
         Agencies and treasuries  $  379.2     3.9% $   199.6     2.0%
         AAA/Aaa................   2,491.6    25.8    2,801.1    27.9
         AA/Aa..................     357.7     3.7      843.6     8.4
         A/A....................   2,335.6    24.2    2,842.6    28.3
         BBB/Baa................   2,521.8    26.2    2,170.9    21.6
         BB/Ba..................     245.4     2.6      370.7     3.7
         B/B....................     106.0     1.1       99.3     1.0
         CC and below...........      55.3     0.6       19.6     0.2
         Not rated..............   1,148.1    11.9      701.6     6.9
                                  --------   -----  ---------   -----
            Totals..............  $9,640.7   100.0% $10,049.0   100.0%
                                  ========   =====  =========   =====

   Bonds with ratings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated". This has neither positive nor negative implications regarding the value of the security.

   At December 31, 2003 and 2002, there were fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy) with a fair value of $58.9 and $19.1, respectively.

   We have limited partnership commitments outstanding of $7.4 and $11.6 at December 31, 2003 and December 31, 2002, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2003 and 2002, respectively, we originated $44.6 and $102.1 of mortgages secured by real estate in California, which represents 9% and 43% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 2003 and 2002 were $0 and $15.3, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2003 and 2002) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($1.2 and $3.7 as of December 31, 2003 and 2002, respectively). Average investment in impaired loans during December 31, 2003, 2002, and 2001 was $2.8, $5.1, and $6.8 and interest income earned on these loans while they were considered impaired was $0.1, $0.5, and $0.9 for the years ended December 31, 2003, 2002, and 2001, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31, 2003, 2002, and 2001:

                                                         2003   2002  2001
                                                         ----- -----  -----
    Balance at January 1................................ $ 8.9 $18.2  $14.3
    (Benefit) provision (credited) charged to operations   1.5  (9.3)   2.3
    Amounts written off, net of recoveries..............    --    --    1.6
                                                         ----- -----  -----
    Balance at December 31.............................. $10.4 $ 8.9  $18.2
                                                         ===== =====  =====

   During 2002, as part of its on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2003, 2002, and 2001 represented 0.8%, 0.8%, and 1.9% of gross mortgage loans, respectively. There were no non-income producing mortgage loans as of December 31, 2003 and 2002.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2003, 2002, and 2001 was as follows:

                                                               2003     2002    2001
                                                              ------  -------  ------
Unamortized balance at January 1............................. $843.3  $ 838.2  $712.9
Cost deferred................................................  167.7    116.3   204.1
Amortization, net............................................  (87.2)  (111.2)  (78.8)
                                                              ------  -------  ------
Unamortized balance at December 31...........................  923.8    843.3   838.2
Cumulative effect of net unrealized investment gains (losses)  (26.8)   (16.1)   15.6
                                                              ------  -------  ------
Balance at December 31....................................... $897.0  $ 827.2  $853.8
                                                              ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2003 and 2002 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                    2003                        2002
                                         --------------------------  --------------------------
                                         Gross Carrying Accumulated  Gross Carrying Accumulated
                                             Amount     Amortization     Amount     Amortization
                                         -------------- ------------ -------------- ------------
Present Value of Future Profits ("PVFP")     $508.8       $(380.7)       $541.0       $(352.2)
Capitalized Software....................       26.2         (10.1)         26.8          (8.7)
All Other...............................        1.0          (0.6)          1.3          (0.5)
                                             ------       -------        ------       -------
   Total................................     $536.0       $(391.4)       $569.1       $(361.4)
                                             ======       =======        ======       =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31, 2003, 2002, and 2001:

                                                                                 2003    2002    2001
                                                                                ------  ------  ------
Unamortized balance at January 1............................................... $202.2  $235.1  $278.1
Interest accreted as 5.4%, 6.0% and 6.4% for December 31, 2003, 2002, and 2001,
  respectively.................................................................   10.2    13.2    16.3
Amortization...................................................................  (38.5)  (46.1)  (59.3)
                                                                                ------  ------  ------
Unamortized balance December 31................................................  173.9   202.2   235.1
Cumulative effect of net unrealized investment losses..........................  (45.8)  (13.4)    9.6
                                                                                ------  ------  ------
Balance at December 31......................................................... $128.1  $188.8  $244.7
                                                                                ======  ======  ======

   The estimated percentage of the December 31, 2003 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2004 12.3%
                                   2005 12.0%
                                   2006 11.6%
                                   2007 11.2%
                                   2008 10.6%

  (b) Goodwill

   Goodwill amortization was $7.0 for the year ended December 31, 2001. The accumulated amortization at December 31, 2003, 2002 and 2001 was $43.3, $43.3, and $36.3, respectively. Under SFAS 142 (effective January 1, 2002), goodwill is no longer amortized but is tested for impairment using a fair value methodology.

   As of December 31, 2003 goodwill was comprised of the following:

                                            Retirement
                                             Income &
                                            Investments Protection Total
                                            ----------- ---------- ------
      Balance at January 1, 2001...........    $58.6      $55.8    $114.4
      Amortization.........................      3.8        3.2       7.0
                                               -----      -----    ------
      Balance at December 31, 2001 and 2002    $54.8      $52.6    $107.4
                                               =====      =====    ======
      Additions............................      5.0        4.9       9.9
                                               -----      -----    ------
      Balance at December 31, 2003.........    $59.8      $57.5    $117.3
                                               =====      =====    ======

   The effects on earnings excluding such goodwill amortization from 2001 was as follows:

                                                           2001
                                                          ------
               Net income as reported.................... $123.9
                                                          ======
               Net income excluding goodwill amortization $130.9
                                                          ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(5)Reinsurance

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1 and for issue ages over 75 is $0.1. Certain accident and health insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. At December 31,2003, we had approximately 41% and 31%, respectively, of our variable annuity and life insurance net at risk exposures reinsured with one company.

   Net life insurance in force as of December 31 is summarized as follows:

                                             2003       2002       2001
                                          ---------  ---------  ---------
     Direct life insurance in force...... $26,889.2  $28,964.5  $31,199.2
     Amounts ceded to other companies....  (4,129.4)  (4,575.9)  (5,272.9)
     Amounts assumed from other companies   1,970.2    2,092.9    2,247.7
                                          ---------  ---------  ---------
     Net in force........................ $24,730.0  $26,481.5  $28,174.0
                                          =========  =========  =========
     Percentage of amount assumed to net.       8.0%       7.9%       8.0%
                                          =========  =========  =========

   The effects of reinsurance on premiums earned for the years ended December 31, 2003, 2002, and 2001 were as follows:

                                               2003    2002    2001
                                              ------  ------  ------
          Direct............................. $122.9  $117.9  $128.8
          Assumed............................    2.5     4.8     3.3
          Ceded..............................  (21.4)  (17.4)  (23.7)
                                              ------  ------  ------
          Net premiums earned................ $104.0  $105.3  $108.4
                                              ------  ------  ------
          Percentage of amount assumed to net    2.4%    4.6%    3.1%
                                              ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $77.7, $87.6, and $58.0 for the years ended December 31, 2003, 2002, and 2001, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001)
                         (Dollar amounts in millions)

premiums, based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                           Mortality/                  December 31,
                                                 Withdraw  Morbidity  Interest Rate -------------------
                                                Assumption Assumption  Assumption     2003      2002
                                                ---------- ---------- ------------- --------- ---------
Investment contracts...........................    N/A         N/A        N/A       $ 8,069.0 $ 8,592.0
Limited payment contracts......................    None        (a)       6.76%            6.3      30.3
Traditional life insurance contracts...........  Company              6.7% grading
                                                Experience     (b)      to 6.5%         319.6     316.6
Universal life type contracts..................    N/A         N/A        N/A         1,792.5   1,780.8
Accident and health............................  Company              7.5% grading
                                                Experience     (c)      to 4.5%          53.8      51.8
                                                                                    --------- ---------
   Total future annuity and contracts benefits.                                     $10,241.2 $10,771.5
                                                                                    ========= =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables, and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, 2003, 2002, and 2001 consisted of the following components:

                                               2003   2002  2001
                                              ------  ----- -----
              Current federal income tax..... $(21.4) $19.8 $18.2
              Deferred federal income tax....   18.3   20.8  49.1
                                              ------  ----- -----
                 Subtotal-federal income tax.   (3.1)  40.6  67.3
                                              ------  ----- -----
              Current state income tax.......     --    1.3   0.8
              Deferred state income tax......     --    1.0   2.0
                                              ------  ----- -----
                 Subtotal-state income tax...     --    2.3   2.8
                                              ------  ----- -----
                     Total income tax........ $ (3.1) $42.9 $70.1
                                              ======  ===== =====

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, 2003, 2002, and 2001 is as follows:

                                                         2003   2002  2001
                                                        -----   ----  ----
    Statutory U.S. federal income tax rate.............  35.0%  35.0% 35.0%
    State income tax, net of federal income tax benefit  (0.1)   0.5   0.5
    Non-deductible goodwill amortization...............    --     --   1.2
    Dividends-received deduction....................... (53.1)  (9.1) (2.9)
    Other, net.........................................  (0.8)   0.6   1.3
                                                        -----   ----  ----
       Effective rate.................................. (19.0)% 27.0% 35.1%
                                                        =====   ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The components of the net deferred income tax liability at December 31, 2003 and 2002 are as follows:

                                                            2003   2002
                                                           ------ ------
       Assets:
          Insurance reserves amounts...................... $118.9 $146.8
          Investments.....................................    9.8     --
          Net unrealized losses on investment securities..     --    8.6
          Net unrealized losses on derivatives............    1.0     --
          Accruals........................................   21.9    3.5
          Other...........................................    0.6     --
                                                           ------ ------
              Total deferred income tax asset.............  152.2  158.9
                                                           ====== ======
       Liabilities:
          Net unrealized gains on investment securities...   47.3     --
          Investments.....................................     --    8.1
          Present value of future profits.................   39.7   43.7
          Deferred acquisition costs......................  234.6  203.6
          Other...........................................    5.3    8.4
                                                           ------ ------
              Total deferred income tax liability.........  326.9  263.8
                                                           ------ ------
                 Net deferred income tax liability........ $174.7 $104.9
                                                           ====== ======

   Based on an analysis of our tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $7.3 for the year ended December 31, 2003. For the years ended December 31, 2002 and 2001, we received refunds of $16.4 and $23.9, respectively.

   At December 31, 2003 and 2002, the deferred income tax liability was $174.7 and $104.9, respectively. At December 31, 2003 and 2002, the current income tax liability was $4.8 and $30.3, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $60.7, $36.8, and $18.3 for the years ended December 31, 2003, 2002, and 2001, respectively. We charge affiliates for certain services and for the use of facilities and equipment which aggregated $55.6, $58.4, and $68.1, for the years ended December 31, 2003, 2002, and 2001, respectively.

   In May 2002, we entered into an investment management agreement with GE Asset Management Incorporated ("GEAM") under which we paid $10.5 in 2003 and $8.9 in 2002 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 with GNA. Interest expense under this agreement was $0.1, $0.1, and $0.6 for the years ended December 31, 2003, 2002, and 2001 respectively. We pay interest at the cost of funds of GNA Corporation, which were 1.3% and 1.95%, as of December 31, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2003 and 2002 were $6.3 and $18.1, respectively, and are included with other liabilities in the Consolidated Balance Sheets.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(9)Litigation

   We, like other insurance companies, are subject to legal and regulatory actions in the ordinary course of our business, including class actions. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages. Given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in some of our matters could have a material adverse effect on our consolidated financial condition or results of operation.

   We were named as a defendant in a lawsuit in Georgia, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000 as a class action on behalf of all persons who purchased certain of our universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. No class has been certified. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003, to settle the case on a nationwide class action basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The settlement documents have not been finalized, nor has any proposed settlement been submitted to the proposed class or for court approval, and a final settlement is not certain. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon court approval of the class and related settlement, the number of individuals who ultimately will seek relief in the claim form process of any approved class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, and derivative financial instruments. Other financial assets and liabilities - those not carried at fair value - are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings. Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices, and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                                      2003                           2002
                                         -----------------------------  -----------------------------
                                              Assets (Liabilities)           Assets (Liabilities)
                                         -----------------------------  -----------------------------
                                         Notional  Carrying  Estimated  Notional  Carrying  Estimated
                                          Amount    Amount   Fair Value  Amount    Amount   Fair Value
                                         -------- ---------  ---------- -------- ---------  ----------
Assets:
   Mortgage loans.......................    (a)   $ 1,262.3  $ 1,309.7      (a)  $ 1,034.7  $ 1,124.7
   Other financial instruments..........    (a)         0.9        0.9      (a)        1.6        1.6
Liabilities:
   Borrowings and related instruments:
       Borrowings.......................    (a)        (6.3)      (6.3)     (a)      (18.1)     (18.1)
       Investment contract benefits.....    (a)    (8,069.0)  (8,134.4)     (a)   (8,592.0)  (8,711.1)
Other firm commitments:
   Ordinary course of business lending
     commitments........................    --           --         --    15.3          --         --
Commitments to fund limited partnerships   7.4           --         --    11.6          --         --

--------
(a)These financial instruments do not have notional amounts.

   A reconciliation of current period changes for the years ended December 31, 2003 and 2002, net of applicable income taxes in the separate component of shareholders' interest labeled "derivatives qualifying as hedges", follows:

                                                               2003   2002
                                                              -----  -----
    Net Other Comprehensive Income Balances as of January 1.. $ 2.3  $(8.1)
    Current period decreases (increases) in fair value -- net  (0.3)   9.2
    Reclassification to earnings, net........................  (1.6)   1.2
                                                              -----  -----
    Balance at December 31................................... $ 0.4  $ 2.3
                                                              =====  =====

Hedges of Future Cash Flows

   There was none and less than $.01 of ineffectiveness reported in the twelve months ended December 31, 2003 and 2002, respectively, in fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended December 31, 2003 and 2002 related to the hedge of future cash flows.

   The $0.4, net of taxes, recorded in shareholders' interest at December 31, 2003 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $1.7, net of income taxes, is expected to be reclassified to earnings over the twelve-month period ending December 31, 2004. Actual amounts may vary from this amount as a result of market conditions. The amount of $(1.6) net of income taxes was reclassified to income over the twelve months ended December 31, 2003. No amounts were reclassified to income during the twelve months ended December 31, 2003 and 2002 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   At December 31, 2003, there were no derivatives that do not qualify for hedge accounting under SFAS 133, as amended.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

                                                 2003   2002
                                                ------ ------
                  Assets secured by:
                     Commercial mortgage loans. $137.1 $162.4
                     Fixed maturities..........  105.4  129.9
                     Other receivables.........  107.3  117.2
                                                ------ ------
                         Total assets.......... $349.8 $409.5
                                                ====== ======

   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which GE Financial Assurance provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. Sales resulted in net gains on securitizations of approximately $5.8 million, and $17 million in 2002, and 2001, respectively. There were no security transactions in 2003. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                                December 31,
                                           -----------------------
                                              2003        2002
                                           ----------- -----------
                                                 Fair        Fair
                                           Cost  Value Cost  Value
                                           ----- ----- ----- -----
              Retained interests -- assets $14.5 $15.6 $17.0 $20.9
              Servicing assets............    --    --    --    --
              Recourse liability..........    --    --    --    --
                                           ----- ----- ----- -----
                 Total.................... $14.5 $15.6 $17.0 $20.9
                                           ===== ===== ===== =====

   Retained interest. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and, as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2003, we are able to distribute $23.7 in dividends in 2004 without obtaining regulatory approval.

   We declared and paid dividends of $9.6 for each of the years ended December 31, 2003, 2002, and 2001.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2003, 2002, and 2001, statutory net (loss) income and statutory capital and surplus is summarized below:

                                            2003    2002    2001
                                           ------  ------  ------
             Statutory net loss........... $(28.0) $(48.8) $(20.5)
             Statutory capital and surplus $562.4  $550.7  $584.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk, and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2003 and 2002 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments comprised of products offered to consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income during their retirement, and seek to protect against outliving their assets during retirement.

   Protection comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


   The following is a summary of industry segment activity for December 31, 2003, 2002, and 2001:

                                         Retirement
                                          Income &              Corporate
December 31, 2003 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains...........         --         --      3.9          3.9
Premiums................................       (1.7)     105.7       --        104.0
Other revenues..........................      150.8      143.8       .3        294.9
                                          ---------   --------   ------    ---------
   Total revenues.......................      551.8      402.0    (13.0)       940.8
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      362.0      294.3       --        656.3
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       46.4       55.3     47.3        149.0
Amortization of deferred acquisition
  costs and intangibles.................       84.9       34.0       --        118.9
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      493.3      383.6     47.3        924.2
                                          ---------   --------   ------    ---------
   Income before income taxes...........  $    58.5   $   18.4   $(60.3)   $    16.6
                                          =========   ========   ======    =========
   Provision (benefit) for income taxes.  $    14.7   $    6.5   $(24.3)   $    (3.1)
                                          =========   ========   ======    =========
   Net income (loss)....................  $    43.8   $   11.9   $(36.0)   $    19.7
                                          =========   ========   ======    =========
Total assets............................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                          =========   ========   ======    =========


                                         Retirement
                                          Income &              Corporate
December 31, 2002 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains...........         --         --     55.3         55.3
Premiums................................        1.0      102.3      2.0        105.3
Other revenues..........................      157.3      123.7      3.6        284.6
                                          ---------   --------   ------    ---------
   Total revenues.......................      615.4      386.5     43.5      1,045.4
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      392.6      247.1       .6        640.3
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       37.1       57.8      4.4         99.3
Amortization of deferred acquisition
  costs and intangibles.................      113.6       30.6      2.9        147.1
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      543.3      335.5      7.9        886.7
                                          ---------   --------   ------    ---------
   Income before income taxes...........  $    72.1   $   51.0   $ 35.6    $   158.7
                                          =========   ========   ======    =========
   Provision (benefit) for income taxes.  $    26.0   $   18.1   $ (1.2)   $    42.9
                                          =========   ========   ======    =========
   Net income...........................  $    46.1   $   32.9   $ 36.8    $   115.8
                                          =========   ========   ======    =========
Total assets............................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                          =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2003, 2002 and 2001
                         (Dollar amounts in millions)


                                         Retirement
                                          Income &              Corporate
December 31, 2001 -- Segment Data        Investments Protection  & Other  Consolidated
---------------------------------        ----------- ---------- --------- ------------
Net investment income...................  $   529.8   $  168.1   $  1.0    $   698.9
Net realized investment gains...........         --         --     29.1         29.1
Premiums................................         .8      107.6       --        108.4
Other revenues..........................      167.6      125.2      5.2        298.0
                                          ---------   --------   ------    ---------
   Total revenues.......................      698.2      400.9     35.3      1,134.4
                                          ---------   --------   ------    ---------
Interest credited, benefits, and other
  changes in policy reserves............      481.4      234.7       --        716.1
Underwriting, acquisition, and
  insurance expenses, net of deferrals..       29.4       65.0     (7.1)        87.3
Amortization of deferred acquisition
  costs and intangibles.................       90.7       38.1      2.5        131.3
                                          ---------   --------   ------    ---------
   Total benefits and expenses..........      601.5      337.8     (4.6)       934.7
                                          ---------   --------   ------    ---------
   Income before income taxes and
     cumulative effect of change in
     accounting practice................  $    96.7   $   63.1   $ 39.9    $   199.7
                                          =========   ========   ======    =========
   Provision for income taxes...........  $    34.4   $   23.5   $ 12.2    $    70.1
                                          =========   ========   ======    =========
   Income before cumulative effect of
     change in accounting practice......  $    62.3   $   39.6     27.7    $   129.6
                                          =========   ========   ======    =========
   Cumulative effect of change in
     accounting practice................  $      --   $     --   $ (5.7)   $    (5.7)
                                          =========   ========   ======    =========
   Net income...........................  $    62.3   $   39.6   $ 22.0    $   123.9
                                          =========   ========   ======    =========
Total assets............................  $18,990.6   $2,802.3   $575.3    $22,368.2
                                          =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2003 and 2002 were as follows:

                                         First Quarter Second Quarter Third Quarter  Fourth Quarter
                                         ------------- -------------  -------------- -------------
                                          2003   2002   2003   2002    2003    2002   2003    2002
                                         ------ ------ ------ ------  ------  ------ ------  ------
Net investment income................... $137.9 $154.7 $137.1 $150.4  $137.9  $152.6 $125.1  $142.5
                                         ------ ------ ------ ------  ------  ------ ------  ------
Total revenues.......................... $250.9 $267.2 $227.7 $210.9  $227.1  $279.7 $235.1  $287.6
                                         ------ ------ ------ ------  ------  ------ ------  ------
Earnings (loss) before cumulative
 effect of change in accounting
 principle (1).......................... $ 24.9 $ 32.7 $  9.7 $ (0.4) $(21.9) $ 24.1 $  7.0  $ 59.4
                                         ------ ------ ------ ------  ------  ------ ------  ------
Net income (loss)....................... $ 24.9 $ 32.7 $  9.7 $ (0.4) $(21.9) $ 24.1 $  7.0  $ 59.4
                                         ------ ------ ------ ------  ------  ------ ------  ------

--------
(1)See note 1 (r) of the Consolidated Financial Statements.

                          PART C:  OTHER INFORMATION

Item 27.  Exhibits

(a)(1)(A) Resolution of the Board of Directors of The Life Insurance Company of Virginia authorizing the establishment of Separate Account II. Previously filed as Exhibit (1)(a) on May 1, 1998 with
          Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 033-09651.

(a)(1)(B) Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing changing the name of Life of Virginia Separate Account II to GE Life and Annuity Separate
          Account II. Previously filed as Exhibit (1)(a)(i) on April 30, 1999 with Post Effective
          Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No.
          333-32071.

(a)(2)    Resolution of the Board of Directors of Life of Virginia authorizing the addition of subaccounts to
          Separate Account II. Previously filed as Exhibit (1)(b) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-
          09651.

(a)(3)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of the Fidelity Variable Insurance
          Products Fund II -- VIP II Asset Manager Portfolio and Neuberger and Berman Advisers
          Management Trust AMT Balanced Portfolio. Previously filed as Exhibit (1)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 033-09651.

(a)(4)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of subaccounts of Separate Account II which invest in shares of Janus Aspen Series, Growth
          Portfolio, Aggressive Growth Portfolio and Worldwide Growth Portfolio. Previously filed as
          Exhibit (1)(d) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
          Virginia Separate Account II, Registration No. 033-09651.

(a)(5)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of sub-
          accounts of Separate Account II which invest in shares of the Utility Fund of the Investment
          Management Series. Previously filed as Exhibit (1)(e) on May 1, 1998 with Post-Effective
          Amendment No. 15 to From S-6 for Life of Virginia Separate Account II, Registration No. 033-
          09651.

(a)(6)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the Corporate Bond
          Fund of the Insurance Management Series and the VIP II Contrafund Portfolio of the Variable
          Insurance Products Fund II. Previously filed as Exhibit (1)(f) on May 1, 1998 with Post-
          Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registra-
          tion No. 033-09651.

(a)(7)    Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II which invest in shares of the International Equity
          Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund. Previously
          filed as Exhibit (1)(g) on May 1, 1998 with Post-Effective Amendment No. 15 to From S-6 for
          Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(8)    Resolution of the Board of Directors of Life of Virginia authorizing the establishment of four additional subaccounts of Separate Account II which invest in shares of the Alger American
          Growth Portfolio and the Alger American Small Capitalization Portfolio of The Alger American
          Fund, and the Balanced Portfolio and Flexible Income Portfolio of the Janus Aspen Series.
          Previously filed as Exhibit (1)(h) on September 28, 1995 with Post-Effective Amendment No.
          12 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.


(a)(9)  Resolution of the Board of Directors of Life of Virginia authorizing the establishment of two additional subaccounts of Separate Account II investing in shares of the Federated American
        Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the
        Janus Aspen Series. Previously filed as Exhibit (1)(i) on May 1, 1996 with Post-Effective
        Amendment No. 13 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651

(a)(10) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of VIP III Growth and Income Portfolio and VIP III Growth Opportunities
        Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth
        Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and Value Equity
        Fund of GE Investments Funds, Inc. Previously filed as Exhibit (1)(j) on May 1, 1997 with Post-
        Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.

(a)(11) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. Previously filed as
        Exhibit (1)(k) on May 1, 1997 with Post-Effective Amendment No. 14 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(a)(12) Resolution of the Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund of
        Goldman Sachs Variable Insurance Trust Fund, Inc. and U.S. Equity Fund of GE Investments Funds,
        Inc. Previously filed as Exhibit (1)(l) on May 1, 1998 with Post-Effective Amendment No. 15 to
        Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(a)(13) Resolution of Board of Directors of Life of Virginia authorizing additional subaccounts investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return
        Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series
        Fund, Inc. Previously filed as Exhibit (1)(m) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(14) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of GE Premier Growth Equity Fund of GE Investment
        Funds, Inc. Previously filed as Exhibit (1)(n) on April 30, 1999 with Post Effective Amendment
        No. 2 to Form S-6 for GE Life & Annuity Separate Account II, Registration No. 333-32071.

(a)(15) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Oppenheimer Variable Account Funds and
        Mid Cap Value Fund of Goldman Sachs Variable Insurance Trust. Previously filed as Exhibit
        (1)(o) on April 30, 1999 with Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity
        Separate Account II, Registration No. 333-32071.

(a)(16) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing change in name of subaccounts investing in shares of Mid-Cap Value Equity Fund of GE
        Investments Funds, Inc. Value Equity Fund; authorizing additional Investment Subdivisions investing in shares Global Life Sciences Portfolio and Global Technology Portfolio of the Janus
        Aspen Series. Previously filed as Exhibit (1)(p) on April 28, 2000 with Post-Effective Amendment
        No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No. 033-12470.

(a)(17) Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing additional subaccounts investing in shares of AIM Variable Insurance Funds, Inc.; Alliance
        Variable Products Series Fund, Inc.; Dreyfus; Federated Insurance Series; Fidelity Variable
        Insurance Products Funds; GE Investments Funds, Inc.; Janus Aspen Series; MFS(R) Variable
        Insurance Trust; Oppenheimer Variable Account Funds; PIMCO Variable Insurance Trust; Rydex
        Variable Trust. Previously filed as Exhibit (1)(q) on July 5, 2000 with Initial Filing to Form S-6 for
        GE Life & Annuity Separate Account II, Registration No. 333-40820.


(b)       Not Applicable.

(c)(1)    Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of
          Virginia and Capital Brokerage Corporation. Previously filed as Exhibit 1A(3)(a) on February 20,
          1998 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 333-41031.

(c)(2)    Broker-Dealer Sales Agreement, dated December 13, 1997. Previously filed as Exhibit 1A(3)(b) on
          February 20, 1998 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate
          Account II, Registration No. 333-41031.

(d)(1)    Policy Form P1250 9/94. Previously filed as Exhibit 1A(5) on November 25, 1997 with Initial
          Filing on Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-41031.

(d)(2)    Policy Form P1250 7/00. Previously filed as Exhibit 1A(5)(i) on July 5, 2000 with Initial
          Filing on Form S-6 for GE Life and Annuity Separate Account II, Registration No. 333-40820.

(d)(3)    Endorsements to the policy:

(d)(3)(A) Accelerated Benefit Rider. Previously filed as Exhibit 1A(5)(a) on May 1, 1998 with Post-
          Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(d)(3)(B) Additional Insured Rider. Previously filed as Exhibit 1A(5)(d) on May 1, 1998 with Post-Effective
          Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-
          09651.

(d)(3)(C) Children's Insurance Rider. Previously filed as Exhibit 1A(5)(e) on May 1, 1998 with Post-
          Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(d)(3)(D) Accidental Death Benefit Rider. Previously filed as Exhibit 1A(5)(f) on May 1, 1998 with Post-
          Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration
          No. 033-09651.

(d)(3)(E) Waiver of Monthly Deduction Rider. Filed herewith.

(d)(3)(F) Waiver of Planned Periodic Premium Rider. Filed herewith.

(e)       Application for Variable Life Policy. Previously filed as Exhibit 1A(10) on November 18, 1997 with Pre-Effective Amendment No. 1 to Form S-6 for Life of Virginia Separate Account II,
          Registration No. 333-32071.

(f)(1)    Articles of Incorporation of GE Life and Annuity Assurance Company. Previously filed as Exhibit
          1A(6)(a) on August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and
          Annuity Separate Account III, Registration No. 333-37856.

(f)(2)    By-Laws of GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(6)(b) on
          August 25, 2000 with Pre-Effective Amendment 1 to Form S-6 for GE Life and Annuity Separate
          Account III, Registration No. 333-37856.

(g)       Reinsurance Agreements. Filed herewith.

(h)(1)    Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
          Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(a) on
          May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
          Account II, Registration No. 033-09651.

(h)(2)    Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
          Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit
          1A(8)(a)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of
          Virginia Separate Account II, Registration No. 033-09651.


(h)(3)  Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit
        1A(8)(a)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity Separate
        Account II, Registration No. 333-40820.

(h)(4)  Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
        Corporation and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(b) on
        May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
        Account II, Registration No. 033-09651.

(h)(5)  Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
        Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit
        1A(b)(i) on May 1, 1996 with Post-Effective Amendment No. 13 to Form S-6 for Life of Virginia
        Separate Account II, Registration No. 033-09651.

(h)(6)  Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit
        1A(8)(b)(ii) on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31171.

(h)(7)  Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer
        Management Corporation, and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(c) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of
        Virginia Separate Account II, Registration No. 033-09651.

(h)(8)  Amendment to the Participation Agreement between Oppenheimer Variable Account Funds,
        Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. Previously
        filed as Exhibit 1A(8)(c)(i) on May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-09651.

(h)(9)  Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
        Management Corporation, and The Life Insurance Company of Virginia. Previously filed as
        Exhibit 1A(8)(c)(ii) on July 5, 2000 with Initial Filing to Form S-6 for GE Life & Annuity
        Separate Account II, Registration No. 333-40820.

(h)(10) Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of
        Virginia. Previously filed as Exhibit 1A(8)(d) on July 5, 2000 with Initial Filing to Form S-6 for
        GE Life & Annuity Separate Account II, Registration No. 333-40820.

(h)(11) Amendment to the Participation Agreement between Janus Aspen Series and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(d)(i) on April 28, 2000 with Post-Effective
        Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III Registration No.
        033-12470.

(h)(12) Fund Participation Agreement between Insurance Management Series, Federated Securities
        Corporation, and The Life Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(e) on
        May 1, 1998 with Post-Effective Amendment No. 15 to Form S-6 for Life of Virginia Separate
        Account II, Registration No. 033-09651.

(h)(13) Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(e)(i) on June 23, 2000 with
        Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 333-31171.

(h)(14) Fund Participation Agreement between Variable Insurance Products Fund III and The Life
        Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(g) on May 1, 1997 with Post-
        Effective Amendment No. 14 to Form S-6 for Life of Virginia Separate Account II, Registration
        No. 033-09651.


(h)(15) Amendment to Participation Agreement Variable Insurance Products Fund II, Fidelity Distributors
        Corporation and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(g)(i)
        on June 23, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31171.

(h)(16) Fund Participation Agreement between Salomon Brothers Variable Series Fund and The Life
        Insurance Company of Virginia. Previously filed as Exhibit 1A(8)(j) on December 18, 1998 with
        Pre-Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration
        No. 333-62695.

(h)(17) Fund Participation Agreement between GE Investments Funds, Inc. and The Life Insurance
        Company of Virginia. Previously filed as Exhibit 1A(8)(k) on December 18, 1998 with Pre-
        Effective Amendment No. 1 to Form N-4 for Life of Virginia Separate Account 4, Registration
        No. 333-62695.

(h)(18) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(k)(i) on April 30, 1999 with
        Post Effective Amendment No. 2 to Form S-6 for GE Life & Annuity Separate Account II,
        Registration No. 333-32071.

(h)(19) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed as Exhibit 1A(8)(k)(ii) on April 28, 2000 with
        Post-Effective Amendment No. 22 to Form S-6 for GE Life & Annuity Separate Account III
        Registration No. 033-12470.

(h)(20) Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(l) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31171.

(h)(21) Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
        Annuity Assurance Company. Previously filed as Exhibit 1A(8)(m) on June 23, 2000 with Pre-
        Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31171.

(h)(22) Participation Agreement between Dreyfus and GE Life and Annuity Assurance Company.
        Previously filed as Exhibit 1A(8)(n) on June 23, 2000 with Pre-Effective Amendment No. 1 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(23) Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(o) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31171.

(h)(24) Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit 1A(8)(p) on June 23, 2000 with Pre-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31171.

(h)(25) Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance
        Company. Previously filed as Exhibit 1A(8)(q) on June 23, 2000 with Pre-Effective Amendment
        No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31171.

(h)(26) Participation Agreement between Greenwich Street Series Fund and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(31) on September 5, 2003 with Post-Effective
        Amendment No. 5 to Form N-6 for GE Life & Annuity Separate Account III, Registration No.
        333-37856.


(h)(27) Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity
        Assurance Company. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for GE
        Life & Annuity Separate Account II, Registration No. 333-72572.

(h)(28) Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity
        Assurance Company. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for GE
        Life & Annuity Separate Account II, Registration No. 333-72572.

(h)(29) Participation Agreement between Nations Separate Account Trust and GE Life and Annuity
        Assurance Company. Filed herewith.

(h)(30) Participation Agreement between Merrill Lynch Variable Series Funds, Inc. and GE Life and
        Annuity Assurance Company. Filed herewith.

(i)     Administrative Agreement. Previously filed as Exhibit 1A(9) on May 1, 1998 with Post-Effective
        Amendment No. 15 to Form S-6 for Life of Virginia Separate Account II, Registration No. 033-
        09651.

(j)     Not Applicable.

(k)     Opinion and Consent of Counsel. Filed herewith.

(l)     Not Applicable.

(m)     Not Applicable.

(n)     Consent of Independent Auditors. Filed herewith.

(o)     Not Applicable.

(p)     Not Applicable.

(q)     Memorandum describing GE Life and Annuity Issuance, Transfer, Redemption and Exchange
        Procedures for the Policies. Previously filed as Exhibit 7 on September 18, 2000 with Pre-Effective
        Amendment No. 1 to Form S-6 for GE Life and Annuity Separate Account II, Registration No.
        333-40820.

(r)     Power of Attorney dated March 30, 2004. Filed herewith.

Item 28.  Directors and Officers of the Depositor




 Pamela S. Schutz......... Director, President and Chief Executive Officer

 Paul A. Haley............ Director, Senior Vice President and Chief Actuary

 Leon E. Roday(1)......... Director and Senior Vice President

 Elliot A. Rosenthal...... Director and Senior Vice President

 Geoffrey S. Stiff........ Director and Senior Vice President

 Thomas M. Stinson(2)..... Director and Senior Vice President

 Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary

 Kelly L. Groh............ Senior Vice President and Chief Financial Officer

 John E. Karaffa.......... Vice President and Controller

 Gary T. Prizzia(1)....... Treasurer



The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.



(1) The principal business address is GE Financial Assurance Holdings, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.


(2) The principal business address is GE Financial Assurance, 6630 W. Broad Street, Richmond, Virginia 23230.

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant

                                  [FLOW CHART]



Item 30.  Indemnification

Sections 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Article V of the Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company further provides that:

   (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

   (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

   (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

   (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

   (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

   (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall ensure to the benefit of the heirs, executors and administrators of such person.

   (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                   * * * * *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

(a) Other Activity


Capital Brokerage Corporation is the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III and 4.


(b) Management






        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
Robert T. Methven.... 3001 Summer St.          President and Chief Executive Officer
                      2nd Floor
                      Stamford, CT 06905
James J. Buddle...... 6620 W. Broad St.        Director
                      Richmond, VA 23230
Geoffrey S. Stiff.... 6610 W. Broad St.        Director and Senior Vice President
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Edward J. Wiles, Jr.. 3001 Summer St.,         Senior Vice President and Chief Compliance
                      2nd Floor                Officer
                      Stamford, CT 06905
Kelly L. Groh........ 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
Richard P. McKenney.. 6620 W. Broad St.        Senior Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal

(c) Compensation from the Registrant

       (1)              (2)                (3)             (4)            (5)
                                     Compensation on
                  Net Underwriting Events Occasioning
Name of Principal  Discounts and   the Deduction of a   Brokerage
   Underwriter      Commissions    Deferred Sales Load Commissions Other Compensation
----------------- ---------------- ------------------- ----------- ------------------
Capital Brokerage
  Corporation           N/A                N/A             90%            N/A

Item 32.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 W. Broad Street, Richmond, Virginia 23230 and 3100 Albert Lankford Drive, Lynchburg, Virginia 24501.


Item 33.  Management Services

Not Applicable

Item 34.  Fee Representation

GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and State of Virginia, on the 26th day of April, 2004.



                                                  GE Life & Annuity Separate
                                                  Account II
                                                  -----------------------------
                                                  Registrant

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                    President

                                              By: GE Life and Annuity Assurance
                                                  Company
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Director and Senior Vice
                                                    President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director, President and Chief  April 26, 2004
-----------------------------    Executive Officer
      Pamela S. Schutz

              *                Director, Senior Vice          April 26, 2004
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director and Senior Vice       April 26, 2004
-----------------------------    President
        Leon E. Roday

              *                Director and Senior Vice       April 26, 2004
-----------------------------    President
     Elliot A. Rosenthal

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       April 26, 2004
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and Senior Vice       April 26, 2004
-----------------------------    President
      Thomas M. Stinson

              *                Senior Vice President,         April 26, 2004
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      April 26, 2004
-----------------------------    Chief Financial Officer
        Kelly L. Groh

              *                Vice President and Controller  April 26, 2004
-----------------------------
       John E. Karaffa

 *By: /s/  GEOFFREY S. STIFF   , pursuant to Power of         April 26, 2004
-----------------------------    Attorney executed on March
      Geoffrey S. Stiff          30, 2004.